UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)

P.O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2013 to June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

HARTFORD SERIES FUND, INC. 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Series Fund, Inc.

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent product information including the applicable sales, administrative and other charges.

American Funds Asset Allocation HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	Since Inception▲
American Funds Asset Allocation HLS Fund IB	10.11%	18.37%	6.06%	5.29%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.69%	5.19%	4.85%
S&P 500 Index	13.82%	20.58%	7.00%	5.23%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.86% and the gross total annual operating expense ratio for Class IB shares was 1.26%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Asset Allocation HLS Fund returned 10.11% for the six-month period ended June 30, 2013, versus the returns of 13.82% for the S&P 500 Index and -2.44% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed the 6.60% average return of the Lipper Mixed Asset Target Allocation Growth Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Asset Allocation HLS Fund is directly related to the performance of the American Funds Insurance Series – Asset Allocation Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Asset Allocation Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Asset Allocation HLS Fund’s financial statements.

2

American Funds Blue Chip Income and Growth HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Blue Chip Income and Growth HLS Fund IB	14.29%	19.79%	6.47%	4.13%
S&P 500 Index	13.82%	20.58%	7.00%	5.23%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.00% and the gross total annual operating expense ratio for Class IB shares was 1.50%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Blue Chip Income and Growth HLS Fund returned 14.29% for the six-month period ended June 30, 2013, versus the return of 13.82% for the S&P 500 Index. The Fund outperformed the 13.60% average return of the Lipper Large-Cap Core Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Blue Chip Income and Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Blue Chip Income and Growth HLS Fund’s financial statements.

3

American Funds Bond HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks to maximize current income and preservation of capital.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Bond HLS Fund IB	-2.74%	-0.74%	3.21%	2.85%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.69%	5.19%	4.85%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.93% and the gross total annual operating expense ratio for Class IB shares was 1.18%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Bond HLS Fund returned -2.74% for the six-month period ended June 30, 2013, versus the return of -2.44% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed the -2.55% average return of the Lipper Intermediate Investment Grade Debt Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Bond HLS Fund’s financial statements.

4

American Funds Global Bond HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks a high level of total return over the long term.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Global Bond HLS Fund IB	-5.22%	-2.34%	3.64%	3.29%
Barclays Global Aggregate Index	-4.82%	-2.18%	3.68%	3.35%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.13% and the gross total annual operating expense ratio for Class IB shares was 1.63%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Global Bond HLS Fund returned -5.22% for the six-month period ended June 30, 2013, versus the return of -4.82% for the Barclays Global Aggregate Index. The Fund underperformed the -4.62% average return of the Lipper Global Income Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Bond HLS Fund’s financial statements.

5

American Funds Global Growth and Income HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks growth of capital over time and current income.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Global Growth and Income HLS Fund IB	7.20%	19.10%	3.73%	2.24%
MSCI All Country World Index	6.38%	17.21%	2.86%	1.41%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.17% and the gross total annual operating expense ratio for Class IB shares was 1.72%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Global Growth and Income HLS Fund returned 7.20% for the six-month period ended June 30, 2013, versus the return of 6.38% for the MSCI All Country World Index. The Fund underperformed the 7.31% average return of the Lipper Global Growth Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth and Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth and Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth and Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth and Income HLS Fund’s financial statements.

6

American Funds Global Growth HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Global Growth HLS Fund IB	7.29%	20.53%	5.09%	3.66%
MSCI All Country World Index	6.38%	17.21%	2.86%	1.41%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.14% and the gross total annual operating expense ratio for Class IB shares was 1.89%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Global Growth HLS Fund returned 7.29% for the six-month period ended June 30, 2013, versus the return of 6.38% for the MSCI All Country World Index. The Fund underperformed the 8.05% average return of the Lipper Global Core Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth HLS Fund’s financial statements.

7

American Funds Global Small Capitalization HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks growth of capital over time.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Global Small Capitalization HLS Fund IB	8.78%	20.85%	1.44%	0.64%
MSCI All Country World Small Cap Index	9.02%	21.22%	6.79%	5.37%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.31% and the gross total annual operating expense ratio for Class IB shares was 1.86%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Global Small Capitalization HLS Fund returned 8.78% for the six-month period ended June 30, 2013, versus the return of 9.02% for the MSCI All Country World Small Cap Index. The Fund outperformed the 7.31% average return of the Lipper Global Growth Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Small Capitalization HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Small Capitalization HLS Fund’s financial statements.

8

American Funds Growth HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks growth of capital.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Growth HLS Fund IB	10.04%	19.74%	4.25%	3.50%
S&P 500 Index	13.82%	20.58%	7.00%	5.23%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.89% and the gross total annual operating expense ratio for Class IB shares was 1.39%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Growth HLS Fund returned 10.04% for the six-month period ended June 30, 2013, versus the return of 13.82% for the S&P 500 Index. The Fund underperformed the 10.54% average return of the Lipper Large-Cap Growth Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth HLS Fund’s financial statements.

9

American Funds Growth-Income HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital and income over time.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds Growth-Income HLS Fund IB	11.58%	20.72%	5.37%	3.75%
S&P 500 Index	13.82%	20.58%	7.00%	5.23%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.83% and the gross total annual operating expense ratio for Class IB shares was 1.28%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds Growth-Income HLS Fund returned 11.58% for the six-month period ended June 30, 2013, versus the return of 13.82% for the S&P 500 Index. The Fund underperformed the 13.60% average return of the Lipper Large-Cap Core Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth-Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth-Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth-Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth-Income HLS Fund’s financial statements.

10

American Funds International HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term growth of capital over time.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds International HLS Fund IB	3.14%	16.28%	0.78%	-0.65%
MSCI All Country World ex USA Index	0.27%	14.14%	-0.34%	-1.64%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.08% and the gross total annual operating expense ratio for Class IB shares was 1.68%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds International HLS Fund returned 3.14% for the six-month period ended June 30, 2013, versus the return of 0.27% for the MSCI All Country World ex USA Index. The Fund underperformed the 3.18% average return of the Lipper International Core Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds International HLS Fund is directly related to the performance of the American Funds Insurance Series – International Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – International Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds International HLS Fund’s financial statements.

11

American Funds New World HLS Fund inception 4/30/2008
(advised by Hartford Funds Management Company, LLC)

Investment Goal: Seeks long-term capital appreciation.

Performance Overview 4/30/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 years	Since Inception▲
American Funds New World HLS Fund IB	-2.54%	9.51%	1.65%	0.64%
MSCI All Country World Index	6.38%	17.21%	2.86%	1.41%
MSCI Emerging Markets Index	-9.40%	3.23%	-0.11%	-1.76%

†	Not Annualized
▲	Inception: 04/30/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund's current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 1.35% and the gross total annual operating expense ratio for Class IB shares was 2.20%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect for as long as the Fund is a part of a master-feeder fund structure unless terminated or changed by the Fund or its Board of Directors if the fund structure changes. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

How did the Fund perform?

The Class IB Shares of the American Funds New World HLS Fund returned -2.54% for the six-month period ended June 30, 2013, versus the returns of 6.38% for the MSCI All Country World Index and -9.40% for the MSCI Emerging Markets Index. The Fund outperformed the -8.44% average return of the Lipper Emerging Markets Funds Variable Products-Underlying Funds peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds New World HLS Fund is directly related to the performance of the American Funds Insurance Series – New World Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – New World Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds New World HLS Fund’s financial statements.

12

American Funds Asset Allocation HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,030	American Funds Insurance Series - Asset Allocation Fund Class 1		$81,698

	Total investment companies
	(cost $65,001)		$81,698

	Total investments
	(cost $65,001) ▲	100.0%	$81,698
	Other assets and liabilities	—%	(12)
	Total net assets	100.0%	$81,686

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $66,832 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,866
Unrealized Depreciation	—
Net Unrealized Appreciation	$14,866

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$81,698
Total	$81,698

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,757	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$43,097

	Total investment companies
	(cost $32,776)		$43,097

	Total investments
	(cost $32,776) ▲	100.0%	$43,097
	Other assets and liabilities	—%	(11)
	Total net assets	100.0%	$43,086

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $33,775 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,322
Unrealized Depreciation	—
Net Unrealized Appreciation	$9,322

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$43,097
Total	$43,097

The accompanying notes are an integral part of these financial statements.

13

American Funds Bond HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
17,580	American Funds Insurance Series - Bond Fund Class 1		$190,570

	Total investment companies
	(cost $188,701)		$190,570

	Total investments
	(cost $188,701) ▲	100.0%	$190,570
	Other assets and liabilities	—%	(31)
	Total net assets	100.0%	$190,539

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $189,538 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,032
Unrealized Depreciation	—
Net Unrealized Appreciation	$1,032

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$190,570
Total	$190,570

American Funds Global Bond HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,598	American Funds Insurance Series - Global Bond Fund Class 1		$30,053

	Total investment companies
	(cost $31,125)		$30,053

	Total investments
	(cost $31,125) ▲	100.0%	$30,053
	Other assets and liabilities	—%	(11)
	Total net assets	100.0%	$30,042

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $31,177 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(1,124)
Net Unrealized Depreciation	$(1,124)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$30,053
Total	$30,053

The accompanying notes are an integral part of these financial statements.

14

American Funds Global Growth and Income HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
6,297	American Funds Insurance Series - Global Growth and Income Fund Class 1		$71,035

	Total investment companies
	(cost $47,979)		$71,035

	Total investments
	(cost $47,979) ▲	100.0%	$71,035
	Other assets and liabilities	—%	(15)
	Total net assets	100.0%	$71,020

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $49,874 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,161
Unrealized Depreciation	—
Net Unrealized Appreciation	$21,161

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$71,035
Total	$71,035

American Funds Global Growth HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,098	American Funds Insurance Series - Global Growth Fund Class 1		$27,762

	Total investment companies
	(cost $19,412)		$27,762

	Total investments
	(cost $19,412) ▲	100.0%	$27,762
	Other assets and liabilities	—%	(9)
	Total net assets	100.0%	$27,753

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $21,003 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,759
Unrealized Depreciation	—
Net Unrealized Appreciation	$6,759

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$27,762
Total	$27,762

The accompanying notes are an integral part of these financial statements.

15

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,488	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$54,206

	Total investment companies
	(cost $42,583)		$54,206

	Total investments
	(cost $42,583) ▲	100.0%	$54,206
	Other assets and liabilities	—%	(15)
	Total net assets	100.0%	$54,191

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $44,984 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,222
Unrealized Depreciation	—
Net Unrealized Appreciation	$9,222

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$54,206
Total	$54,206

American Funds Growth HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,235	American Funds Insurance Series - Growth Fund Class 1		$350,213

	Total investment companies
	(cost $207,882)		$350,213

	Total investments
	(cost $207,882) ▲	100.0%	$350,213
	Other assets and liabilities	—%	(49)
	Total net assets	100.0%	$350,164

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $217,026 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$133,187
Unrealized Depreciation	—
Net Unrealized Appreciation	$133,187

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$350,213
Total	$350,213

The accompanying notes are an integral part of these financial statements.

16

American Funds Growth-Income HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,570	American Funds Insurance Series - Growth-Income Fund Class 1		$196,071

	Total investment companies
	(cost $127,112)		$196,071

	Total investments
	(cost $127,112) ▲	100.0%	$196,071
	Other assets and liabilities	—%	(26)
	Total net assets	100.0%	$196,045

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $130,982 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$65,089
Unrealized Depreciation	—
Net Unrealized Appreciation	$65,089

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$196,071
Total	$196,071

American Funds International HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
12,021	American Funds Insurance Series - International Fund Class 1		$218,908

	Total investment companies
	(cost $179,088)		$218,908

	Total investments
	(cost $179,088) ▲	100.0%	$218,908
	Other assets and liabilities	—%	(37)
	Total net assets	100.0%	$218,871

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $185,117 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,791
Unrealized Depreciation	—
Net Unrealized Appreciation	$33,791

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$218,908
Total	$218,908

The accompanying notes are an integral part of these financial statements.

17

American Funds New World HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,962	American Funds Insurance Series - New World Fund Class 1		$43,610

	Total investment companies
	(cost $38,892)		$43,610

	Total investments
	(cost $38,892) ▲	100.0%	$43,610
	Other assets and liabilities	—%	(14)
	Total net assets	100.0%	$43,596

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $40,917 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,693
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,693

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2013, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$43,610
Total	$43,610

The accompanying notes are an integral part of these financial statements.

18

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19

Hartford Series Fund, Inc.
Statements of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Assets:
Investments in underlying funds, at market value @	$81,698	$43,097	$190,570
Receivables:
Investment securities sold	—	—	2,309
Fund shares sold	12,058	19	316
Other assets	5	4	8
Total assets	93,761	43,120	193,203
Liabilities:
Payables:
Investment securities purchased	12,042	13	—
Fund shares redeemed	14	5	2,619
Investment management fees	7	5	16
Distribution fees	3	2	8
Accrued expenses	9	9	21
Total liabilities	12,075	34	2,664
Net assets	$81,686	$43,086	$190,539
Summary of Net Assets:
Capital stock and paid-in-capital	$58,376	$27,676	$174,352
Undistributed net investment income	1,127	692	4,607
Accumulated net realized gain	5,486	4,397	9,711
Unrealized appreciation (depreciation) of investments	16,697	10,321	1,869
Net assets	$81,686	$43,086	$190,539
Shares authorized	200,000	200,000	200,000
Par value	$0.001	$0.001	$0.001
Class IB: Net asset value per share	$12.16	$11.55	$10.23
Shares outstanding	6,719	3,729	18,626
Net assets	$81,686	$43,086	$190,539
@ Cost of underlying funds	$65,001	$32,776	$188,701

The accompanying notes are an integral part of these financial statements.

20

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$30,053	$71,035	$27,762	$54,206	$350,213	$196,071	$218,908	$43,610

85	148	—	—	78	—	253	138
8	11	12	160	302	116	24	17
3	6	4	5	29	15	21	6
30,149	71,200	27,778	54,371	350,622	196,202	219,206	43,771

—	—	10	42	—	36	—	—
93	157	1	117	370	74	271	154
4	9	5	7	43	23	30	8
1	3	1	2	14	8	9	2
9	11	8	12	31	16	25	11
107	180	25	180	458	157	335	175
$30,042	$71,020	$27,753	$54,191	$350,164	$196,045	$218,871	$43,596

$27,274	$42,994	$17,292	$35,363	$193,221	$120,542	$171,590	$32,033
785	1,856	166	906	2,283	2,510	2,847	345
3,055	3,114	1,945	6,299	12,329	4,034	4,614	6,500
(1,072)	23,056	8,350	11,623	142,331	68,959	39,820	4,718
$30,042	$71,020	$27,753	$54,191	$350,164	$196,045	$218,871	$43,596
200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001
$10.52	$10.27	$11.22	$9.01	$11.50	$11.38	$9.01	$9.22
2,855	6,917	2,474	6,012	30,439	17,224	24,303	4,728
$30,042	$71,020	$27,753	$54,191	$350,164	$196,045	$218,871	$43,596
$31,125	$47,979	$19,412	$42,583	$207,882	$127,112	$179,088	$38,892

The accompanying notes are an integral part of these financial statements.

21

Hartford Series Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Investment Income:
Dividends from underlying funds	$274	$185	$817
Total investment income	274	185	817

Expenses:
Investment management fees	226	162	486
Distribution fees - Class IB	87	54	243
Custodian fees	—	—	—
Accounting services fees	3	2	10
Board of Directors' fees	1	1	3
Audit fees	5	5	6
Other expenses	6	5	19
Total expenses (before waivers)	328	229	767
Expense waivers	(139)	(108)	(243)
Total waivers	(139)	(108)	(243)
Total expenses, net	189	121	524
Net Investment Income (Loss)	85	64	293

Net Realized Gain on Investments:
Capital gain distribution received from underlying funds	—	—	2,112
Net realized gain on investments in underlying funds	2,814	2,594	2,440
Net Realized Gain on Investments	2,814	2,594	4,552

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation (depreciation) of investments in underlying funds	3,699	2,997	(10,190)
Net Gain (Loss) on Investments	6,513	5,591	(5,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,598	$5,655	$(5,345)

The accompanying notes are an integral part of these financial statements.

22

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$—	$466	$103	$502	$1,531	$691	$915	$159
—	466	103	502	1,531	691	915	159

133	302	146	222	1,304	679	957	270
45	94	36	69	435	243	282	61
—	—	—	—	—	—	—	—
2	4	1	3	17	10	11	3
1	1	1	1	5	2	3	1
5	5	5	5	6	6	6	5
5	8	4	8	35	16	27	8
191	414	193	308	1,802	956	1,286	348
(89)	(207)	(109)	(152)	(869)	(437)	(675)	(209)
(89)	(207)	(109)	(152)	(869)	(437)	(675)	(209)
102	207	84	156	933	519	611	139
(102)	259	19	346	598	172	304	20

397	—	—	—	—	—	—	214
990	4,022	1,797	3,107	10,725	5,544	6,411	3,405
1,387	4,022	1,797	3,107	10,725	5,544	6,411	3,619

(3,147)	1,040	254	1,272	21,886	15,415	510	(4,783)
(1,760)	5,062	2,051	4,379	32,611	20,959	6,921	(1,164)
$(1,862)	$5,321	$2,070	$4,725	$33,209	$21,131	$7,225	$(1,144)

The accompanying notes are an integral part of these financial statements.

23

Hartford Series Fund, Inc.
Statements of Changes in Net Assets

(000’s Omitted)

	American Funds Asset Allocation HLS Fund		American Funds Blue Chip Income and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income (loss)	$85	$1,042	$64	$628
Net realized gain on investments	2,814	4,503	2,594	2,809
Net unrealized appreciation (depreciation) of investments	3,699	4,256	2,997	1,230
Net Increase (Decrease) in Net assets Resulting from Operations	6,598	9,801	5,655	4,667
Distributions to Shareholders:
From net investment income
Class IB	—	(1,026)	—	(467)
From net realized gain on investments
Class IB	—	(140)	—	(266)
Total distributions	—	(1,166)	—	(733)
Capital Share Transactions:
Class IB
Sold	19,163	10,741	5,233	14,324
Issued on reinvestment of distributions	—	1,166	—	733
Redeemed	(8,691)	(20,282)	(7,722)	(11,496)
Net increase (decrease) from capital share transactions	10,472	(8,375)	(2,489)	3,561
Net increase (decrease) in net assets	17,070	260	3,166	7,495
Net Assets:
Beginning of period	64,616	64,356	39,920	32,425
End of period	$81,686	$64,616	$43,086	$39,920
Undistributed (distribution in excess of) net investment income	$1,127	$1,042	$692	$628
Shares:
Class IB
Sold	1,593	1,021	464	1,460
Issued on reinvestment of distributions	—	109	—	73
Redeemed	(726)	(1,912)	(684)	(1,160)
Total share activity	867	(782)	(220)	373

The accompanying notes are an integral part of these financial statements.

24

American Funds Bond HLS Fund		American Funds Global Bond HLS Fund		American Funds Global Growth and Income HLS Fund		American Funds Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

$293	$4,314	$(102)	$706	$259	$1,598	$19	$147
4,552	6,087	1,387	2,000	4,022	2,782	1,797	1,741
(10,190)	(428)	(3,147)	(311)	1,040	7,964	254	4,172
(5,345)	9,973	(1,862)	2,395	5,321	12,344	2,070	6,060

—	(5,360)	—	(1,092)	—	(1,976)	—	(313)

—	(4,400)	—	(825)	—	—	—	(324)
—	(9,760)	—	(1,917)	—	(1,976)	—	(637)

19,721	33,978	2,061	3,834	1,697	4,117	1,387	2,125
—	9,760	—	1,917	—	1,976	—	637
(22,845)	(43,146)	(8,350)	(12,388)	(10,925)	(20,173)	(4,759)	(8,449)
(3,124)	592	(6,289)	(6,637)	(9,228)	(14,080)	(3,372)	(5,687)
(8,469)	805	(8,151)	(6,159)	(3,907)	(3,712)	(1,302)	(264)

199,008	198,203	38,193	44,352	74,927	78,639	29,055	29,319
$190,539	$199,008	$30,042	$38,193	$71,020	$74,927	$27,753	$29,055
$4,607	$4,314	$785	$887	$1,856	$1,597	$166	$147

1,892	3,188	188	342	168	452	125	219
—	943	—	177	—	221	—	65
(2,186)	(4,046)	(773)	(1,105)	(1,074)	(2,235)	(430)	(861)
(294)	85	(585)	(586)	(906)	(1,562)	(305)	(577)

The accompanying notes are an integral part of these financial statements.

25

Hartford Series Fund, Inc.
Statements of Changes in Net Assets – (continued)

(000’s Omitted)

	American Funds Global Small Capitalization HLS Fund		American Funds Growth HLS Fund
	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$346	$560	$598	$1,686
Net realized gain on investments	3,107	5,606	10,725	10,749
Net unrealized appreciation (depreciation) of investments	1,272	3,066	21,886	41,625
Net Increase (Decrease) in Net assets Resulting from Operations	4,725	9,232	33,209	54,060
Distributions to Shareholders:
From net investment income
Class IB	—	(648)	—	(1,117)
From net realized gain on investments
Class IB	—	(4,957)	—	(975)
Total distributions	—	(5,605)	—	(2,092)
Capital Share Transactions:
Class IB
Sold	2,789	3,154	18,955	33,586
Issued on reinvestment of distributions	—	5,605	—	2,092
Redeemed	(7,204)	(14,163)	(35,889)	(71,725)
Net decrease from capital share transactions	(4,415)	(5,404)	(16,934)	(36,047)
Net increase (decrease) in net assets	310	(1,777)	16,275	15,921
Net Assets:
Beginning of period	53,881	55,658	333,889	317,968
End of period	$54,191	$53,881	$350,164	$333,889
Undistributed (distribution in excess of) net investment income	$906	$560	$2,283	$1,685
Shares:
Class IB
Sold	310	379	1,690	3,394
Issued on reinvestment of distributions	—	731	—	210
Redeemed	(801)	(1,717)	(3,188)	(7,202)
Total share activity	(491)	(607)	(1,498)	(3,598)

The accompanying notes are an integral part of these financial statements.

26

American Funds Growth-Income HLS Fund		American Funds International HLS Fund		American Funds New World HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

$172	$2,338	$304	$2,543	$20	$325
5,544	3,072	6,411	4,308	3,619	4,944
15,415	22,943	510	28,881	(4,783)	3,202
21,131	28,353	7,225	35,732	(1,144)	8,471

—	(2,243)	—	(3,474)	—	(835)

—	—	—	—	—	(2,795)
—	(2,243)	—	(3,474)	—	(3,630)

14,580	25,921	10,163	20,802	2,469	6,030
—	2,243	—	3,474	—	3,630
(22,886)	(41,113)	(23,815)	(39,635)	(9,426)	(15,373)
(8,306)	(12,949)	(13,652)	(15,359)	(6,957)	(5,713)
12,825	13,161	(6,427)	16,899	(8,101)	(872)

183,220	170,059	225,298	208,399	51,697	52,569
$196,045	$183,220	$218,871	$225,298	$43,596	$51,697
$2,510	$2,338	$2,847	$2,543	$345	$325

1,316	2,678	1,122	2,601	259	658
—	226	—	432	—	417
(2,054)	(4,240)	(2,622)	(4,853)	(995)	(1,684)
(738)	(1,336)	(1,500)	(1,820)	(736)	(609)

The accompanying notes are an integral part of these financial statements.

27

Hartford Series Fund, Inc.
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end management investment company comprised of thirty portfolios, eleven portfolios of which are included in these financial statements (each a “Fund” or together the “Funds”). These eleven portfolios of the Company are American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is organized as a diversified open-end management investment company, except for American Funds Global Bond HLS Fund, which is non-diversified.

Each Fund operates in the manner of a fund of funds, investing in shares of underlying mutual funds (the “Underlying Funds”). Each Underlying Fund is offered by American Funds Insurance Series, and is a registered open-end investment company. The Funds and their related Underlying Funds are listed below:

Fund	Underlying Fund
American Funds Asset Allocation HLS Fund	Asset Allocation Fund Class 1
American Funds Blue Chip Income and Growth HLS Fund	Blue Chip Income and Growth Fund Class 1
American Funds Bond HLS Fund	Bond Fund Class 1
American Funds Global Bond HLS Fund	Global Bond Fund Class 1
American Funds Global Growth and Income HLS Fund	Global Growth and Income Fund Class 1
American Funds Global Growth HLS Fund	Global Growth Fund Class 1
American Funds Global Small Capitalization HLS Fund	Global Small Capitalization Fund Class 1
American Funds Growth HLS Fund	Growth Fund Class 1
American Funds Growth-Income HLS Fund	Growth-Income Fund Class 1
American Funds International HLS Fund	International Fund Class 1
American Funds New World HLS Fund	New World Fund Class 1

The Underlying Funds’ accounting policies are outlined in the Underlying Funds’ shareholder report, which accompanies this report.

Class IB shares of the Funds are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution fees charged pursuant to a Distribution and Service Plan. The Distribution and Service Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Funds in the preparation of their financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that

28

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Funds’ shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation – Investments in the Underlying Funds are valued at the respective NAV of each Underlying Fund as determined as of the NYSE Close on Valuation Date. Valuation of investments held by the Underlying Funds is discussed in Notes to Financial Statements of the Underlying Funds, which are included in the Underlying Funds’ shareholder report, accompanying this report.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation.

Valuation levels are not necessarily indicative of the risk associated with investing in such securities. Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2013, the Funds held no Level 3 securities, therefore no reconciliations of Level 3 securities are presented.

For additional information, refer to the investment valuation hierarchy level summary which follows the Schedule of Investments for each Fund.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period. During the six-month period ended June 30, 2013, there were no transfers between different hierarchy levels.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Income and capital gain distributions from the Underlying Funds are accrued on the ex-dividend date.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Funds’ shares are executed in accordance with the investment instructions of the contract holders. The NAV of each Fund’s shares is determined as of

29

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

the close of each business day of the Exchange. The NAV is determined for each Fund by dividing the Fund’s net assets by the number of shares outstanding. Orders for the purchase of a Fund’s shares received by an insurance company prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Funds. The policy of all the Funds is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds’ capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Principal Risks:

a)	Market Risks – The Funds are exposed to the risks of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to each Underlying Fund. The market values of the Underlying Funds may decline due to general market conditions which are not specifically related to a particular fund, such as real or perceived adverse economic conditions or adverse investor sentiment generally.

4.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Funds intend to continue to qualify as Regulated Investment Companies (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of the IRC. The Funds have distributed substantially all of their income and capital gains in the prior year and each Fund intends to distribute substantially all of its income and gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income (loss) or net realized gains (losses) were recorded by a Fund.

30

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Funds for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012			For the Year Ended December 31, 2011
	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital
American Funds Asset Allocation HLS Fund	$1,026	$140	$—	$863	$5	$—
American Funds Blue Chip Income and Growth HLS Fund	467	266	—	8	—	—
American Funds Bond HLS Fund	5,360	4,400	—	5,572	62	—
American Funds Global Bond HLS Fund	1,092	825	—	962	316	—
American Funds Global Growth and Income HLS Fund	1,976	—	—	1,921	—	—
American Funds Global Growth HLS Fund	313	324	—	363	—	—
American Funds Global Small Capitalization HLS Fund	648	4,957	—	866	360	—
American Funds Growth HLS Fund	1,117	975	—	10	—	—
American Funds Growth-Income HLS Fund	2,243	—	—	2	—	—
American Funds International HLS Fund	3,474	—	—	3,792	—	—
American Funds New World HLS Fund	835	2,795	—	797	—	—

(a)	The Funds designate these distributions as long-term capital dividends per IRC code Sec. 852(b) (3) (C).

As of December 31, 2012, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Total Accumulated Earnings (Deficit)
American Funds Asset Allocation HLS Fund	$1,042	$4,503	$–	$11,167	$16,712
American Funds Blue Chip Income and Growth HLS Fund	628	2,802	–	6,325	9,755
American Funds Bond HLS Fund	4,314	5,996	–	11,222	21,532
American Funds Global Bond HLS Fund	887	1,720	–	2,023	4,630
American Funds Global Growth and Income HLS Fund	1,597	987	–	20,121	22,705
American Funds Global Growth HLS Fund	147	1,739	–	6,505	8,391
American Funds Global Small Capitalization HLS Fund	560	5,593	–	7,950	14,103
American Funds Growth HLS Fund	1,685	10,748	–	111,301	123,734
American Funds Growth-Income HLS Fund	2,338	2,360	–	49,674	54,372
American Funds International HLS Fund	2,543	4,232	–	33,281	40,056
American Funds New World HLS Fund	324	4,907	–	7,476	12,707

@	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses.

d)	Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for items such as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of a Fund’s distributable income may be shown in the accompanying Statement of

31

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets and Liabilities as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

	Net Investment Income	Net Realized Gain (Loss)	Paid-in- Capital
American Funds Global Bond HLS Fund	$182	$(182)	$–

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Funds had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2012.

During the year ended December 31, 2012, the following Funds utilized prior year capital loss carryforwards:

Amount
American Funds Global Growth and Income HLS Fund	$1,801
American Funds Growth-Income HLS Fund	782
American Funds International HLS Fund	304

f)	Accounting for Uncertainty in Income Taxes – The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Funds do not have an examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules have no effect on the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end December 31, 2012. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

5.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for each Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Funds.

32

The schedule below reflects the rates of compensation as a percentage of each Fund’s average daily net assets paid to the investment manager for investment management services rendered during the six-month period ended June 30, 2013. The rates are accrued daily and paid monthly:

Fund	Annual Rate*
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*	The investment manager has entered into an agreement under which it will waive a portion of its investment management fee with respect to each Fund for as long as that Fund is invested in its corresponding Underlying Fund. The net investment management fee under the agreement with the investment manager, after giving effect to the waiver, is 0.25% of the average daily net assets for each Fund.

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Funds, HFMC provides accounting services to the Funds and receives monthly compensation of 0.01% of each Fund’s average daily net assets. These fees are accrued daily and paid monthly.

c)	Other Related Party Transactions – Certain officers of the Funds are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Funds’ Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Funds was in the amount of $1. These fees are accrued daily and paid monthly.

d)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund.

e)	Distribution Plan for Class IB shares – Hartford Funds Distributors, LLC (“HFD”) (formerly known as Hartford Investment Financial Services, LLC), a wholly owned, ultimate subsidiary of The Hartford, serves as the Funds’ principal underwriter and distributor. The Company, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, HFD, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of each Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

33

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

6.	Investment Transactions:

For the six-month period ended June 30, 2013, aggregate purchases and sales of investments in underlying funds (excluding short-term investments) were as follows:

	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
American Funds Asset Allocation HLS Fund	$17,579	$7,021
American Funds Blue Chip Income and Growth HLS Fund	3,212	5,634
American Funds Bond HLS Fund	17,825	18,541
American Funds Global Bond HLS Fund	1,635	7,626
American Funds Global Growth and Income HLS Fund	880	9,847
American Funds Global Growth HLS Fund	562	3,913
American Funds Global Small Capitalization HLS Fund	1,856	5,920
American Funds Growth HLS Fund	6,293	22,624
American Funds Growth-Income HLS Fund	5,798	13,931
American Funds International HLS Fund	4,596	17,938
American Funds New World HLS Fund	1,222	7,940

7.	Line of Credit:

The Funds, along with several other Hartford funds, participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Funds did not have any borrowings under this facility.

8.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed

34

without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

35

Hartford Series Fund, Inc.
Financial Highlights

	─ Selected Per-Share Data(A) ─								─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income to Average Net Assets(C)		Portfolio Turnover Rate

American Funds Asset Allocation HLS Fund
For the Six-Month Period Ended June 30, 2013(D) (Unaudited)
IB	$11.04	$0.01	$1.11	$1.12	$–	$–	$–	$12.16	10.11	%(E)	$81,686	0.95	%(F)	0.55	%(F)	0.24	%(F)	10%

For the Year Ended December 31, 2012
IB	9.70	0.19	1.34	1.53	(0.17)	(0.02)	(0.19)	11.04	15.80		64,616	0.95		0.55		1.56		14

For the Year Ended December 31, 2011
IB	9.74	0.14	(0.05)	0.09	(0.13)	–	(0.13)	9.70	1.02		64,356	0.95		0.55		1.61		9

For the Year Ended December 31, 2010
IB	8.85	0.14	0.91	1.05	(0.16)	–	(0.16)	9.74	12.13		58,326	0.95		0.55		1.73		11

For the Year Ended December 31, 2009(D)
IB	7.31	0.18	1.53	1.71	(0.14)	(0.03)	(0.17)	8.85	23.59		48,568	0.95		0.55		2.33		8

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.19	(2.88)	(2.69)	–	–	–	7.31	(26.88	)(E)	26,312	0.99	(F)	0.59	(F)	8.02	(F)	–

American Funds Blue Chip Income and Growth HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	10.11	0.03	1.41	1.44	–	–	–	11.55	14.29	(E)	43,086	1.06	(F)	0.56	(F)	0.30	(F)	7

For the Year Ended December 31, 2012
IB	9.07	0.15	1.07	1.22	(0.12)	(0.06)	(0.18)	10.11	13.53		39,920	1.07		0.57		1.67		23

For the Year Ended December 31, 2011
IB	9.18	0.13	(0.24)	(0.11)	–	–	–	9.07	(1.19)		32,425	1.07		0.57		1.44		14

For the Year Ended December 31, 2010
IB	8.44	0.12	0.86	0.98	(0.24)	–	(0.24)	9.18	11.98		34,030	1.07		0.57		1.48		11

For the Year Ended December 31, 2009(D)
IB	6.74	0.15	1.68	1.83	(0.09)	(0.04)	(0.13)	8.44	27.46		29,030	1.07		0.57		2.06		6

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.14	(3.40)	(3.26)	–	–	–	6.74	(32.64	)(E)	13,182	1.17	(F)	0.67	(F)	6.79	(F)	3

American Funds Bond HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	10.52	0.02	(0.31)	(0.29)	–	–	–	10.23	(2.74	)(E)	190,539	0.79	(F)	0.54	(F)	0.30	(F)	9

For the Year Ended December 31, 2012
IB	10.52	0.23	0.29	0.52	(0.29)	(0.23)	(0.52)	10.52	5.01		199,008	0.79		0.54		2.13		15

For the Year Ended December 31, 2011
IB	10.21	0.29	0.30	0.59	(0.28)	–	(0.28)	10.52	5.84		198,203	0.79		0.54		2.57		15

For the Year Ended December 31, 2010
IB	9.84	0.26	0.35	0.61	(0.24)	–	(0.24)	10.21	6.15		206,360	0.80		0.55		2.75		13

For the Year Ended December 31, 2009(D)
IB	8.98	0.35	0.74	1.09	(0.23)	–	(0.23)	9.84	12.23		181,550	0.78		0.53		3.75		2

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.44	(1.46)	(1.02)	–	–	–	8.98	(10.21	)(E)	67,597	0.80	(F)	0.55	(F)	16.32	(F)	5

36

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	─ Selected Per-Share Data(A) ─								─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income to Average Net Assets(C)		Portfolio Turnover Rate

American Funds Global Bond HLS Fund
For the Six-Month Period Ended June 30, 2013(D) (Unaudited)
IB	$11.10	$(0.03)	$(0.55)	$(0.58)	$–	$–	$–	$10.52	(5.22	)%(E)	$30,042	1.07	%(F)	0.57	%(F)	(0.57	)%(F)	5%

For the Year Ended December 31, 2012
IB	11.02	0.24	0.38	0.62	(0.31)	(0.23)	(0.54)	11.10	5.83		38,193	1.07		0.57		1.69		8

For the Year Ended December 31, 2011
IB	10.86	0.23	0.24	0.47	(0.23)	(0.08)	(0.31)	11.02	4.28		44,352	1.06		0.56		2.56		16

For the Year Ended December 31, 2010
IB	10.47	0.27	0.24	0.51	(0.11)	(0.01)	(0.12)	10.86	4.85		38,654	1.07		0.57		2.49		17

For the Year Ended December 31, 2009(D)
IB	9.85	0.13	0.79	0.92	(0.30)	–	(0.30)	10.47	9.43		38,533	1.06		0.56		1.29		5

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.42	(0.57)	(0.15)	–	–	–	9.85	(1.51	)(E)	22,386	1.10	(F)	0.60	(F)	13.11	(F)	42

American Funds Global Growth and Income HLS Fund
For the Six-Month Period Ended June 30, 2013(D) (Unaudited)
IB	9.58	0.03	0.66	0.69	–	–	–	10.27	7.20	(E)	71,020	1.10	(F)	0.55	(F)	0.69	(F)	1

For the Year Ended December 31, 2012
IB	8.38	0.23	1.20	1.43	(0.23)	–	(0.23)	9.58	17.30		74,927	1.10		0.55		2.05		5

For the Year Ended December 31, 2011
IB	9.06	0.22	(0.70)	(0.48)	(0.20)	–	(0.20)	8.38	(5.19)		78,639	1.09		0.54		2.30		5

For the Year Ended December 31, 2010
IB	8.30	0.20	0.72	0.92	(0.16)	–	(0.16)	9.06	11.41		91,254	1.10		0.55		2.25		8

For the Year Ended December 31, 2009(D)
IB	6.06	0.16	2.21	2.37	(0.13)	–	(0.13)	8.30	39.37		88,762	1.09		0.54		2.39		3

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.17	(4.11)	(3.94)	–	–	–	6.06	(39.43	)(E)	44,065	1.11	(F)	0.56	(F)	8.24	(F)	–

American Funds Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	10.45	0.01	0.76	0.77	–	–	–	11.22	7.29	(E)	27,753	1.33	(F)	0.58	(F)	0.13	(F)	2

For the Year Ended December 31, 2012
IB	8.74	0.06	1.86	1.92	(0.10)	(0.11)	(0.21)	10.45	22.19		29,055	1.33		0.58		0.48		4

For the Year Ended December 31, 2011
IB	9.74	0.10	(0.99)	(0.89)	(0.11)	–	(0.11)	8.74	(9.18)		29,319	1.32		0.57		0.95		11

For the Year Ended December 31, 2010
IB	8.83	0.10	0.89	0.99	(0.08)	–	(0.08)	9.74	11.41		34,245	1.32		0.57		1.17		11

For the Year Ended December 31, 2009(D)
IB	6.40	0.09	2.57	2.66	(0.12)	(0.11)	(0.23)	8.83	41.78		30,457	1.32		0.57		1.24		12

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.15	(3.75)	(3.60)	–	–	–	6.40	(35.95	)(E)	15,490	1.37	(F)	0.62	(F)	5.68	(F)	–

37

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	─ Selected Per-Share Data(A) ─								─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income to Average Net Assets(C)		Portfolio Turnover Rate

American Funds Global Small Capitalization HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	$8.29	$0.06	$0.66	$0.72	$–	$–	$–	$9.01	8.78	%(D)	$54,191	1.11	%(E)	0.56	%(E)	1.25	%(E)	3%

For the Year Ended December 31, 2012
IB	7.83	0.10	1.23	1.33	(0.10)	(0.77)	(0.87)	8.29	17.85		53,881	1.11		0.56		0.99		4

For the Year Ended December 31, 2011
IB	9.92	0.10	(2.01)	(1.91)	(0.13)	(0.05)	(0.18)	7.83	(19.40)		55,658	1.11		0.56		0.98		11

For the Year Ended December 31, 2010
IB	8.13	0.11	1.68	1.79	–	–	–	9.92	22.06		74,999	1.12		0.57		1.35		16

For the Year Ended December 31, 2009(F)
IB	5.10	–	3.08	3.08	–	(0.05)	(0.05)	8.13	60.77		61,519	1.10		0.55		0.02		10

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	(0.01)	(4.89)	(4.90)	–	–	–	5.10	(49.04	)(D)	19,807	1.16	(E)	0.61	(E)	(0.62	)(E)	–

American Funds Growth HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	10.45	0.02	1.03	1.05	–	–	–	11.50	10.04	(D)	350,164	1.04	(E)	0.54	(E)	0.34	(E)	2

For the Year Ended December 31, 2012
IB	8.95	0.05	1.51	1.56	(0.03)	(0.03)	(0.06)	10.45	17.56		333,889	1.04		0.54		0.50		4

For the Year Ended December 31, 2011
IB	9.38	0.03	(0.46)	(0.43)	–	–	–	8.95	(4.57)		317,968	1.04		0.54		0.33		5

For the Year Ended December 31, 2010
IB	7.96	0.04	1.42	1.46	(0.04)	–	(0.04)	9.38	18.36		356,162	1.05		0.55		0.43		7

For the Year Ended December 31, 2009(F)
IB	5.81	0.03	2.22	2.25	(0.03)	(0.07)	(0.10)	7.96	39.02		296,659	1.03		0.53		0.47		3

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.07	(4.18)	(4.11)	(0.08)	–	(0.08)	5.81	(41.18	)(D)	122,888	1.03	(E)	0.53	(E)	3.39	(E)	–

American Funds Growth-Income HLS Fund
For the Six-Month Period Ended June 30, 2013(F) (Unaudited)
IB	10.20	0.01	1.17	1.18	–	–	–	11.38	11.58	(D)	196,045	0.99	(E)	0.54	(E)	0.18	(E)	3

For the Year Ended December 31, 2012
IB	8.81	0.13	1.38	1.51	(0.12)	–	(0.12)	10.20	17.16		183,220	0.99		0.54		1.29		9

For the Year Ended December 31, 2011
IB	9.00	0.12	(0.31)	(0.19)	–	–	–	8.81	(2.12)		170,059	0.98		0.53		1.26		5

For the Year Ended December 31, 2010
IB	8.20	0.10	0.81	0.91	(0.11)	–	(0.11)	9.00	11.11		185,836	0.99		0.54		1.19		8

For the Year Ended December 31, 2009(F)
IB	6.39	0.11	1.86	1.97	(0.11)	(0.05)	(0.16)	8.20	30.85		168,690	0.98		0.53		1.56		1

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.13	(3.63)	(3.50)	(0.11)	–	(0.11)	6.39	(34.98	)(D)	74,039	0.99	(E)	0.54	(E)	5.87	(E)	–

38

	─ Selected Per-Share Data(A) ─								─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income to Average Net Assets(C)		Portfolio Turnover Rate

American Funds International HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	$8.73	$0.02	$0.26	$0.28	$–	$–	$–	$9.01	3.14	%(D)	$218,871	1.14	%(E)	0.54	%(E)	0.27	%(E)	2%

For the Year Ended December 31, 2012
IB	7.54	0.10	1.22	1.32	(0.13)	–	(0.13)	8.73	17.58		225,298	1.14		0.54		1.15		7

For the Year Ended December 31, 2011
IB	8.96	0.13	(1.40)	(1.27)	(0.15)	–	(0.15)	7.54	(14.23)		208,399	1.14		0.54		1.52		9

For the Year Ended December 31, 2010
IB	8.50	0.13	0.44	0.57	(0.08)	(0.03)	(0.11)	8.96	6.92		235,702	1.16		0.56		1.78		7

For the Year Ended December 31, 2009(F)
IB	6.09	0.11	2.48	2.59	(0.11)	(0.07)	(0.18)	8.50	42.75		197,258	1.13		0.53		1.53		7

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.16	(4.07)	(3.91)	–	–	–	6.09	(39.10	)(D)	78,825	1.14	(E)	0.54	(E)	8.05	(E)	–

American Funds New World HLS Fund
For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	9.46	0.01	(0.25)	(0.24)	–	–	–	9.22	(2.54	)(D)	43,596	1.42	(E)	0.57	(E)	0.08	(E)	2

For the Year Ended December 31, 2012
IB	8.66	0.07	1.38	1.45	(0.15)	(0.50)	(0.65)	9.46	17.47		51,697	1.41		0.56		0.61		8

For the Year Ended December 31, 2011
IB	10.24	0.15	(1.60)	(1.45)	(0.13)	–	(0.13)	8.66	(14.23)		52,569	1.41		0.56		1.33		9

For the Year Ended December 31, 2010
IB	8.80	0.11	1.42	1.53	(0.09)	–	(0.09)	10.24	17.54		72,257	1.42		0.57		1.30		12

For the Year Ended December 31, 2009(F)
IB	6.00	0.10	2.84	2.94	(0.08)	(0.06)	(0.14)	8.80	49.14		58,578	1.40		0.55		1.44		8

From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.11	(4.11)	(4.00)	–	–	–	6.00	(39.97	)(D)	23,933	1.44	(E)	0.59	(E)	5.06	(E)	1

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not include expenses of the Underlying Funds.
(D)	Per share amounts have been calculated using the average shares method.
(E)	Not annualized.
(F)	Annualized.

39

Hartford Series Fund, Inc.
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Funds pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Funds. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Funds’ statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Funds pay to The Hartford a portion of the Chief Compliance Officer’s compensation, but do not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

40

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

41

Hartford Series Fund, Inc.
Directors and Officers (Unaudited) – (continued)

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42

Hartford Series Fund, Inc.
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio*	Days in the current 1/2 year	Days in the full year

American Funds Asset Allocation HLS Fund
Class IB	$1,000.00	$1,101.10	$2.87	$1,000.00	$1,022.07	$2.76	0.55%	181	365
American Funds Blue Chip Income and Growth HLS Fund
Class IB	$1,000.00	$1,142.90	$2.98	$1,000.00	$1,022.02	$2.81	0.56%	181	365
American Funds Bond HLS Fund
Class IB	$1,000.00	$972.60	$2.64	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds Global Bond HLS Fund
Class IB	$1,000.00	$947.80	$2.75	$1,000.00	$1,021.97	$2.86	0.57%	181	365
American Funds Global Growth and Income HLS Fund
Class IB	$1,000.00	$1,072.00	$2.83	$1,000.00	$1,022.07	$2.76	0.55%	181	365
American Funds Global Growth HLS Fund
Class IB	$1,000.00	$1,072.90	$2.98	$1,000.00	$1,021.92	$2.91	0.58%	181	365
American Funds Global Small Capitalization HLS Fund
Class IB	$1,000.00	$1,087.80	$2.90	$1,000.00	$1,022.02	$2.81	0.56%	181	365
American Funds Growth HLS Fund
Class IB	$1,000.00	$1,100.40	$2.81	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds Growth-Income HLS Fund
Class IB	$1,000.00	$1,115.80	$2.83	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds International HLS Fund
Class IB	$1,000.00	$1,031.40	$2.72	$1,000.00	$1,022.12	$2.71	0.54%	181	365
American Funds New World HLS Fund
Class IB	$1,000.00	$974.60	$2.79	$1,000.00	$1,021.97	$2.86	0.57%	181	365

*	The annualized expense ratios for the Funds do not include expenses of the American Funds Insurance Series Underlying Funds (see Note 1 in the Notes to Financial Statements) in which the Funds invest.

43

Hartford Series Fund, Inc.
Principal Risks (Unaudited)

The principal risks of investing in the Funds are described below. Each Fund is exposed to these risks through its investment in the corresponding Underlying Fund.

American Funds Asset Allocation HLS Fund 1,2,3,6,8,9,10,11,12

American Funds Blue Chip Income and Growth HLS Fund 4,6,7,9,11,12

American Funds Bond HLS Fund 2,3,6,8,9,10,11,12,13,16

American Funds Global Bond HLS Fund 2,3,5,6,8,9,10,11,12,14

American Global Growth and Income HLS Fund 4,5,6,7,9,11,12

American Funds Global Growth HLS Fund 5,6,7,9,11,12

American Funds Global Small Capitalization HLS Fund 5,6,7,9,11,12,15

American Funds Growth HLS Fund 6,7,9,11,12

American Funds Growth-Income HLS Fund 4,6,7,9,11,12

American Funds International HLS Fund 5,6,7,9,11,12

American Funds New World HLS Fund 2,3,5,6,7,8,9,10,11,12,15

1.	Asset Allocation Risk - The risk that if the strategy of the Underlying Fund’s investment adviser for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

2.	Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

3.	Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

4.	Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

5.	Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

6.	Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

44

7.	Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Underlying Fund’s investment adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Underlying Fund is out of favor, the Underlying Fund may underperform other equity funds that use different investing styles.

8.	Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

9.	Investment Strategy Risk - The investment strategy of the Underlying Fund’s investment adviser will influence performance significantly. If the strategy of the Underlying Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Underlying Fund’s investment objective will be achieved.

10.	Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

11.	Master-Feeder Structure Risk - Because it invests in the Underlying Fund, the Fund is also subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in an Underlying Fund. As shareholders of an Underlying Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Underlying Fund. Feeder funds with a greater pro rata ownership in an Underlying Fund could have effective voting control of the operations of the Underlying Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of an Underlying Fund borne by the remaining feeder fund shareholders, including the applicable fund.

12.	Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

13.	Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

14.	Non-Diversification Risk - The Underlying Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund. Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

45

Hartford Series Fund, Inc
Principal Risks (Unaudited) ─ (continued)

15.	Small Cap Stock Risk – Small capitalization stocks may be more risky than stocks of larger companies. Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:
•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy increased transaction costs

16.	U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

46

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

AFHLSSAR-13 8-13 113558-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD BALANCED HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Balanced HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Balanced HLS Fund inception 03/31/1983
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Balanced IA	9.71%	15.89%	6.68%	6.08%
Balanced IB	9.57%	15.60%	6.41%	5.81%
Balanced HLS Fund Blended Index	7.14%	11.76%	6.50%	6.20%
Barclays Government/Credit Bond Index	-2.67%	-0.61%	5.29%	4.43%
S&P 500 Index	13.82%	20.58%	7.00%	7.29%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Balanced HLS Fund Blended Index is a blended index comprised of the following indices: S&P 500 (60%), Barclays Government/Credit Bond (35%) and 90-day Treasury Bill (5%).

Barclays Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.65% and 0.90%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Balanced HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
John C. Keogh	Karen H. Grimes, CFA
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Balanced HLS Fund returned 9.71% for the six-month period ended June 30, 2013, outperforming its benchmark, 60% S&P 500 Index, 35% Barclays Government/Credit Bond Index, and 5% Treasury Bills, which returned 7.14% for the same period. The Fund also outperformed the 6.60% average return of the Variable Products-Underlying Funds Lipper Mixed-Asset Target Allocation Growth Funds peer group, a group of funds that hold between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, an equity market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators.

U.S. economic data signaled that the economy remains on a moderate growth path, underpinned by the housing and labor markets. The residential real estate recovery continued to pick up steam as home sales rose; house prices saw their greatest annual gain in seven years, according to data from S&P/Case-Shiller. Rising home values and equity-market gains helped boost consumer confidence and prop up consumption. However, manufacturing activity contracted and growth in the services sector slowed.

The Treasury yield curve steepened as the 10-year Treasury yield surged 0.73% to end the period at 2.49%, the highest level since August 2011. Major fixed income sectors, with the exception of high yield, posted negative absolute returns driven by rising rates and underperformed Treasuries on a duration-adjusted basis during the 6-month period. Duration is a measure of the sensitivity of an asset of portfolio’s price to nominal interest rate movement. The Barclays Government/Credit Bond Index returned -2.67% for the period.

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the period, the equity portion and fixed income portion of the Fund outperformed their respective benchmarks. Asset allocation contributed positively to benchmark-relative results as the Fund was generally overweight (i.e. the Fund’s position was greater than the benchmark position) equities and underweight fixed income and cash relative to the benchmark.

Equity outperformance versus the benchmark was driven by security selection, which was strongest in Financials, Industrials, and Information Technology. This was partially offset by weaker selection in Energy. Sector positioning, which is a result of bottom-up security selection (i.e. stock by stock fundamental research), contributed positively to relative performance due to an overweight to Health Care.

Top contributors to relative performance of the equity portion of the Fund during the period were Vertex Pharmaceutical (Health Care), Celgene (Health Care) and Allstar Co. (Consumer Discretionary). Shares of Vertex Pharmaceuticals, a biotech firm with a focus on cancer and neurodegenerative diseases, surged during the period after positive data for an important phase 2 clinical study increased investors’ confidence in the firm’s cystic fibrosis franchise. Celgene, a global biopharmaceutical company engaged in the discovery, development, and commercialization of therapies designed to treat cancer and immune-inflammatory related diseases, saw shares rise on strong long term guidance in the first quarter and a positive update on a greatly anticipated clinical study. Allstar Co. operates a chain of sporting good stores in the south and southwest United States. This is a private placement investment; the company had increased gross margins and incrementally positive sales compared to prior periods. JPMorgan (financials) and Cisco Systems (Information Technology) also contributed positively to the Fund’s returns on an absolute basis (i.e. total return).

Stocks that detracted the most from relative returns in the equity portion of the Fund during the period were Statoil (Energy), Maxim Integrated Products (Industrials), and UCB

3

Hartford Balanced HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

(Health Care). Shares of Statoil, a Norway-based integrated energy company primarily engaged in oil and gas exploration and production, fell after reported adjusted first-quarter earnings missed consensus expectations. While production volume was in-line with consensus estimates, the mix was weaker than expected due to results from lower margin international gas volumes. Maxim Integrated Products is an international supplier of analog and mixed signal semiconductors based in the U.S. Although earnings for the most recent quarter came in above consensus, the stock underperformed as the company's forward earnings guidance was below consensus. Shares of UCB, a Belgium-based biopharmaceutical and specialty chemical company, fell after first quarter sales came in below consensus expectations, causing weakness in the stock despite management’s reiteration of its long term guidance. Apple (Information Technology) and EMC (Information Technology) also detracted from the Fund’s returns on an absolute basis.

The fixed income portion of the Fund outperformed its benchmark during the period. Security selection within the investment grade corporate bond sector was the main driver of the outperformance. Within investment grade corporates, security selection was strongest in Financials and Utilities. Our short duration positioning relative to the benchmark in May and June was also additive to relative performance when interest rates rose.

What is the outlook?

In the equity portion of the Fund, we are starting to see stock prices reflect underlying company and industry fundamentals. Momentum is still in play, but to a much lesser degree as market extremes have diminished; it feels like less of a macro-driven environment. In this environment, we believe that only those attractively valued companies with strong market positions and high quality management teams will be the best performers. Our investment approach seeks to uncover exactly this combination. The change in the Fed’s rhetoric and the political and market turmoil in several emerging markets represents a serious challenge. What we believe we are left with is a world in which growth will be moderate (a long held view), and less skewed to emerging markets. Critically, we believe this means that in looking at developed markets, investors can shift their gaze from expensive ‘safety’ and capital preservation to other more attractively valued opportunities.

At the end of the period, our largest overweights relative to the benchmark in the equity portion of the Fund were in the Health Care and Information Technology sectors. Our largest underweights were Consumer Staples and Telecommunication Services.

Within the fixed income portion of the Fund, we ended the quarter positioned with a neutral duration posture while maintaining our curve flattening bias. We continue to be positioned with a modest underweight to the Government sector, as we believe that there are more compelling opportunities in other sectors such as agency Mortgage-Backed Securities (MBS). Within investment grade corporates, we continue to focus on financials and communications issuers. Financial companies have de-levered significantly, and we believe that communications issuers have solid balance sheets. We also maintained an overweight to taxable municipals.

The equity and fixed income managers will continue to work collaboratively to make decisions regarding portfolio weights in stocks, bonds, and cash. As of June 30, 2013, the Fund’s equity exposure was at 69% compared to 60% in its benchmark and at the upper end of the Fund’s 50-70% range.

4

Diversification by Industry
as of June 30, 2013
Industry (Sector)	Percentage of Net Assets
Equity Securities
Automobiles and Components (Consumer Discretionary)	0.7%
Banks (Financials)	3.9
Capital Goods (Industrials)	5.6
Consumer Durables and Apparel (Consumer Discretionary)	0.7
Diversified Financials (Financials)	6.6
Energy (Energy)	7.2
Food and Staples Retailing (Consumer Staples)	1.0
Food, Beverage and Tobacco (Consumer Staples)	3.5
Health Care Equipment and Services (Health Care)	2.7
Insurance (Financials)	2.4
Materials (Materials)	2.4
Media (Consumer Discretionary)	2.8
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	9.2
Retailing (Consumer Discretionary)	4.2
Semiconductors and Semiconductor Equipment (Information Technology)	3.3
Software and Services (Information Technology)	5.6
Technology Hardware and Equipment (Information Technology)	5.3
Telecommunication Services (Services)	0.4
Transportation (Industrials)	0.6
Utilities (Utilities)	1.2
Total	69.3%
Fixed Income Securities
Air Transportation (Transportation)	0.3%
Arts, Entertainment and Recreation (Services)	0.8
Beverage and Tobacco Product Manufacturing (Consumer Staples)	0.5
Computer and Electronic Product Manufacturing (Technology)	0.1
Couriers and Messengers (Services)	0.0
Finance and Insurance (Finance)	5.5
Food Manufacturing (Consumer Staples)	0.5
General Obligations (General Obligations)	0.2
Health Care and Social Assistance (Health Care)	0.3
Health Care/Services (Health Care/Services)	0.1
Higher Education (Univ., Dorms, etc.) (Higher Education (Univ., Dorms, etc.))	0.0
Information (Technology)	0.4
Mining (Basic Materials)	0.1
Miscellaneous Manufacturing (Capital Goods)	0.0
Motor Vehicle and Parts Manufacturing (Consumer Cyclical)	0.2
Petroleum and Coal Products Manufacturing (Energy)	0.5
Pipeline Transportation (Utilities)	0.2
Real Estate, Rental and Leasing (Finance)	0.2
Refunded (Refunded)	0.1
Retail Trade (Consumer Cyclical)	0.2
Soap, Cleaning Compound and Toilet Manufacturing (Consumer Staples)	0.4
Tax Allocation (Tax Allocation)	0.1
Transportation (Transportation)	0.4
Transportation Equipment Manufacturing (Transportation)	0.0
Utilities (Utilities)	0.4
Wholesale Trade (Consumer Cyclical)	0.0
Total	11.5%
U.S. Government Agencies	1.2
U.S. Government Securities	15.8
Short-Term Investments	2.8
Other Assets and Liabilities	(0.6)
Total	100.0%

Distribution by Credit Quality
as of June 30, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	1.7
A	4.5
Baa / BBB	4.3
Ba / BB	0.2
Unrated	0.5
U.S. Government Agencies and Securities	17.0
Non-Debt Securities and Other Short-Term Instruments	72.1
Other Assets & Liabilities	(0.6)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

Hartford Balanced HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.3%
	Automobiles and Components - 0.7%
1,511	Ford Motor Co.	$23,382

	Banks - 3.9%
564	BB&T Corp.	19,116
532	PNC Financial Services Group, Inc.	38,758
1,621	Wells Fargo & Co.	66,917
		124,791
	Capital Goods - 5.6%
384	3M Co.	41,999
303	Boeing Co.	30,989
496	Ingersoll-Rand plc	27,560
604	PACCAR, Inc.	32,407
313	Stanley Black & Decker, Inc.	24,205
241	United Technologies Corp.	22,416
		179,576
	Consumer Durables and Apparel - 0.7%
171	Coach, Inc.	9,769
98	PVH Corp.	12,243
		22,012
	Diversified Financials - 6.6%
191	Ameriprise Financial, Inc.	15,468
120	BlackRock, Inc.	30,747
874	Citigroup, Inc.	41,914
159	Goldman Sachs Group, Inc.	24,105
790	Invesco Ltd.	25,111
1,395	JP Morgan Chase & Co.	73,667
		211,012
	Energy - 7.2%
351	Anadarko Petroleum Corp.	30,124
450	BP plc ADR	18,801
288	Chevron Corp.	34,050
94	EOG Resources, Inc.	12,329
509	Exxon Mobil Corp.	46,009
560	Halliburton Co.	23,355
288	Noble Corp.	10,836
254	Occidental Petroleum Corp.	22,686
363	Southwestern Energy Co. ●	13,259
848	Statoilhydro ASA ADR	17,540
		228,989
	Food and Staples Retailing - 1.0%
559	CVS Caremark Corp.	31,953

	Food, Beverage and Tobacco - 3.5%
454	General Mills, Inc.	22,025
192	Kraft Foods Group, Inc.	10,751
411	PepsiCo, Inc.	33,648
242	Philip Morris International, Inc.	20,993
633	Unilever N.V. NY Shares ADR	24,885
		112,302
	Health Care Equipment and Services - 2.7%
395	Baxter International, Inc.	27,336
443	Covidien plc	27,842
463	UnitedHealth Group, Inc.	30,298
		85,476
	Insurance - 2.4%
564	American International Group, Inc. ●	25,189
852	Marsh & McLennan Cos., Inc.	33,992
550	Unum Group	16,159
		75,340
	Materials - 2.4%
626	Dow Chemical Co.	20,143
514	International Paper Co.	22,776
347	Mosaic Co.	18,673
320	Nucor Corp.	13,850
		75,442
	Media - 2.8%
299	CBS Corp. Class B	14,620
622	Comcast Corp. Class A	26,065
589	Thomson Reuters Corp.	19,171
457	Walt Disney Co.	28,881
		88,737
	Pharmaceuticals, Biotechnology and Life Sciences - 9.2%
480	Agilent Technologies, Inc.	20,546
228	Amgen, Inc.	22,485
203	Celgene Corp. ●	23,740
1,069	Daiichi Sankyo Co., Ltd.	17,806
317	Gilead Sciences, Inc. ●	16,208
147	Johnson & Johnson	12,594
1,139	Merck & Co., Inc.	52,928
974	Pfizer, Inc.	27,270
143	Roche Holding AG	35,531
485	UCB S.A.	26,031
354	Vertex Pharmaceuticals, Inc. ●	28,295
307	Zoetis, Inc.	9,479
		292,913
	Retailing - 4.2%
11,702	Allstar Co. ⌂●†	24,269
51	AutoZone, Inc. ●	21,808
11,241	Buck Holdings L.P. ⌂●†	3,413
370	Kohl's Corp.	18,674
1,085	Lowe's Cos., Inc.	44,375
325	Nordstrom, Inc.	19,481
		132,020
	Semiconductors and Semiconductor Equipment - 3.3%
603	Analog Devices, Inc.	27,164
1,197	Intel Corp.	28,998
849	Maxim Integrated Products, Inc.	23,589
597	Xilinx, Inc.	23,631
		103,382
	Software and Services - 5.6%
353	Accenture plc	25,389
352	Automatic Data Processing, Inc.	24,249
501	eBay, Inc. ●	25,925
52	Google, Inc. ●	46,026
1,400	Microsoft Corp.	48,326
348	Symantec Corp.	7,824
		177,739
	Technology Hardware and Equipment - 5.3%
141	Apple, Inc.	55,895
2,744	Cisco Systems, Inc.	66,697
1,468	EMC Corp.	34,666
198	Qualcomm, Inc.	12,067
		169,325
	Telecommunication Services - 0.4%
423	Vodafone Group plc ADR	12,150

	Transportation - 0.6%
204	FedEx Corp.	20,126

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.3% - (continued)
	Utilities - 1.2%
474	NextEra Energy, Inc.	$38,653

	Total common stocks
	(cost $1,658,031)	$2,205,320

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
	Finance and Insurance - 0.1%
	Ally Master Owner Trust
$4,885	1.54%, 09/15/2019	$4,785
	Goldman Sachs Mortgage Securities Corp. II
110	2.79%, 03/06/2020 ■Δ	110
	New Century Home Equity Loan Trust
8	0.48%, 03/25/2035 Δ	8
		4,903

	Total asset & commercial mortgage backed securities
	(cost $5,001)	$4,903

CORPORATE BONDS - 10.5%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,632	5.98%, 04/19/2022	$4,031
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,995
2,768	6.15%, 08/01/2022	3,266
		10,292
	Arts, Entertainment and Recreation - 0.8%
	CBS Corp.
6,860	3.38%, 03/01/2022	6,613
575	5.75%, 04/15/2020	652
	Comcast Corp.
1,000	4.50%, 01/15/2043	955
1,740	4.65%, 07/15/2042	1,668
4,500	5.90%, 03/15/2016	5,066
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,459
	Discovery Communications, Inc.
280	3.25%, 04/01/2023	263
325	4.88%, 04/01/2043	300
250	4.95%, 05/15/2042	234
	News America, Inc.
1,275	4.50%, 02/15/2021	1,366
	Time Warner Cable, Inc.
4,120	5.85%, 05/01/2017	4,540
	Viacom, Inc.
835	3.88%, 12/15/2021	846
		25,962
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
2,050	4.50%, 05/02/2043	1,823
2,445	4.75%, 05/05/2021	2,619
	Anheuser-Busch InBev Worldwide, Inc.
3,205	7.75%, 01/15/2019	4,054
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,716
	Coca-Cola Co.
500	3.30%, 09/01/2021	511
	Diageo Capital plc
1,925	2.63%, 04/29/2023	1,791
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	60
765	3.50%, 05/01/2022	751
495	5.00%, 05/01/2042	475
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	311
		15,111
	Computer and Electronic Product Manufacturing - 0.1%
	Apple, Inc.
1,930	2.40%, 05/03/2023	1,790
685	3.85%, 05/04/2043	608
		2,398
	Couriers and Messengers - 0.0%
	FedEx Corp.
270	2.63%, 08/01/2022	251
405	2.70%, 04/15/2023	373
		624
	Finance and Insurance - 5.4%
	ACE INA Holdings, Inc.
700	5.88%, 06/15/2014	733
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,297
	Bank of America Corp.
4,500	5.00%, 05/13/2021	4,798
200	7.38%, 05/15/2014	211
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,168
	BP Capital Markets plc
2,850	4.75%, 03/10/2019	3,165
	Brandywine Operating Partnership
2,010	6.00%, 04/01/2016	2,207
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,499
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,823
	Citigroup, Inc.
3,000	5.85%, 08/02/2016	3,355
2,700	6.13%, 05/15/2018	3,091
1,700	6.88%, 03/05/2038	2,061
520	8.13%, 07/15/2039	687
	Credit Agricole S.A.
3,950	3.50%, 04/13/2015 ■	4,086
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	4,112
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,804
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,682
	Ford Motor Credit Co. LLC
2,665	3.00%, 06/12/2017	2,671
	General Electric Capital Corp.
4,300	4.38%, 09/16/2020	4,552
5,000	5.88%, 01/14/2038	5,504
	Goldman Sachs Group, Inc.
6,000	5.63%, 01/15/2017	6,503
1,700	6.15%, 04/01/2018	1,916
2,590	6.25%, 02/01/2041	2,929

The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.5% - (continued)
	Finance and Insurance - 5.4% - (continued)
	HCP, Inc.
$2,030	6.00%, 01/30/2017	$2,277
	HSBC Holdings plc
3,010	6.10%, 01/14/2042	3,502
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,442
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	7,775
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,127
2,000	4.95%, 03/25/2020	2,184
6,035	5.13%, 09/15/2014	6,332
1,080	5.40%, 01/06/2042	1,142
	Loews Corp.
835	2.63%, 05/15/2023	759
	Merrill Lynch & Co., Inc.
1,000	6.40%, 08/28/2017	1,129
6,000	6.88%, 04/25/2018	6,906
	Morgan Stanley
250	5.63%, 09/23/2019	269
	National City Corp.
4,250	6.88%, 05/15/2019	5,084
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,856
	Postal Square L.P.
12,788	8.95%, 06/15/2022	16,899
	Prudential Financial, Inc.
3,000	5.50%, 03/15/2016	3,313
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,044
	Republic New York Capital I
500	7.75%, 11/15/2026	507
	Southern Capital Corp.
49	5.70%, 06/30/2022 ■	51
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,798
	Svenska Handelsbanken AB
2,900	4.88%, 06/10/2014 ■	3,010
	UBS AG Stamford
235	5.88%, 12/20/2017	270
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,445
1,000	5.75%, 06/15/2017	1,135
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,721
	Wellpoint, Inc.
421	3.30%, 01/15/2023	401
		171,232
	Food Manufacturing - 0.5%
	ConAgra Foods, Inc.
265	1.90%, 01/25/2018	260
235	3.20%, 01/25/2023	225
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,106
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017	559
535	3.50%, 06/06/2022	530
605	5.00%, 06/04/2042	613
285	5.38%, 02/10/2020	319
	Mondelez International, Inc.
3,800	4.13%, 02/09/2016	4,062
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	4,003
		14,677
	Health Care and Social Assistance - 0.3%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,287
	GlaxoSmithKline Capital, Inc.
2,370	2.80%, 03/18/2023	2,255
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	322
640	4.88%, 04/01/2042	636
	McKesson Corp.
100	2.85%, 03/15/2023	94
	Merck & Co., Inc.
1,640	2.80%, 05/18/2023	1,552
630	4.15%, 05/18/2043	600
	Zoetis, Inc.
150	3.25%, 02/01/2023 ■	143
180	4.70%, 02/01/2043 ■	168
		9,057
	Information - 0.4%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	585
530	4.38%, 07/16/2042	452
	AT&T, Inc.
2,510	6.80%, 05/15/2036	2,954
	BellSouth Telecommunications, Inc.
650	7.00%, 12/01/2095	709
	Cox Communications, Inc.
1,325	4.50%, 06/30/2043 ■	1,141
255	4.70%, 12/15/2042 ■	226
	France Telecom S.A.
1,300	4.13%, 09/14/2021	1,313
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■Δ	2,106
	Verizon Communications, Inc.
2,415	3.50%, 11/01/2021	2,426
715	4.75%, 11/01/2041	680
		12,592
	Mining - 0.1%
	Barrick Gold Corp.
500	4.10%, 05/01/2023 ■	417
	Rio Tinto Finance USA Ltd.
1,175	1.38%, 06/17/2016	1,168
1,175	2.25%, 12/14/2018	1,142
		2,727
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	361

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,748

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,845

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.5% - (continued)
	Petroleum and Coal Products Manufacturing - 0.5% - (continued)
	EnCana Corp.
$305	5.90%, 12/01/2017	$346
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	1,008
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	479
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,254
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	7,114
		17,046
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,912

	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,129
340	2.75%, 03/15/2017 ■	347
1,800	4.50%, 08/16/2021 ■	1,882
1,500	5.63%, 03/15/2042 ■	1,506
		4,864
	Retail Trade - 0.2%
	Amazon.com, Inc.
1,550	2.50%, 11/29/2022	1,407
	AutoZone, Inc.
900	3.13%, 07/15/2023	841
1,908	3.70%, 04/15/2022	1,855
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,752
		7,855
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
8,976	9.36%, 01/01/2021	11,653

	Transportation Equipment Manufacturing - 0.0%
	Kansas City Southern de Mexico S.A. de C.V.
175	2.35%, 05/15/2020 ■	169

	Utilities - 0.4%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,202
	Indianapolis Power and Light
3,750	6.60%, 06/01/2037 ■	4,589
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,551
		14,342
	Wholesale Trade - 0.0%
	Heineken N.V.
1,330	2.75%, 04/01/2023 ■	1,219
50	4.00%, 10/01/2042 ■	43
		1,262
	Total corporate bonds
	(cost $308,490)	$333,884

MUNICIPAL BONDS - 0.9%
	General Obligations - 0.2%
	California State GO, Taxable,
1,235	7.55%, 04/01/2039	1,654
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	798
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	4,627
		7,079
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,295

	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,158

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
2,870	2.61%, 03/15/2014	2,911

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,649

	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	3,598
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,194
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,495
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,118
570	6.04%, 12/01/2029	650
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,006
		13,061
	Total municipal bonds
	(cost $26,787)	$30,153

U.S. GOVERNMENT AGENCIES - 1.2%
	FHLMC - 0.3%
$128	2.29%, 04/01/2029 Δ	$133
54	4.00%, 03/01/2041	56
4,563	5.00%, 07/01/2028 - 05/01/2041	4,889
4,312	5.50%, 12/01/2036 - 09/01/2040	4,646
		9,724
	FNMA - 0.6%
9,000	3.00%, 07/15/2028 ☼	9,257
7,500	3.50%, 07/15/2043 ☼	7,614
186	4.85%, 02/01/2014	187
181	5.00%, 02/01/2019 - 04/01/2019	195
635	5.09%, 12/01/2013	638
1	6.50%, 11/01/2013	1

The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 1.2% - (continued)
	FNMA - 0.6% - (continued)
$1	7.00%, 02/01/2029		$1
			17,893
	GNMA - 0.3%
2,938	6.00%, 06/15/2024 - 06/15/2035		3,290
992	6.50%, 03/15/2026 - 02/15/2035		1,101
4,307	7.00%, 11/15/2031 - 11/15/2033		4,992
208	7.50%, 09/16/2035		242
833	8.00%, 09/15/2026 - 02/15/2031		919
27	9.00%, 07/20/2016 - 06/15/2022		27
			10,571
	Total U.S. government agencies
	(cost $37,375)		$38,188

U.S. GOVERNMENT SECURITIES - 15.8%
Other Direct Federal Obligations - 1.3%
	FFC - 0.5%
$17,617	4.40%, 12/06/2013 - 12/27/2013 ○		$17,566

	Tennessee Valley Authority - 0.8%
22,300	4.38%, 06/15/2015		23,965

			41,531
U.S. Treasury Securities - 14.5%
	U.S. Treasury Bonds - 2.4%
8,300	2.88%, 05/15/2043		7,345
21,412	3.13%, 02/15/2043		19,986
22,000	4.38%, 02/15/2038		25,761
18,000	6.00%, 02/15/2026 ╦‡		24,165
			77,257
	U.S. Treasury Notes - 12.1%
64,100	0.13%, 04/30/2015		63,857
35,520	0.25%, 02/28/2015 - 05/31/2015		35,490
8,300	0.63%, 05/31/2017		8,168
5,343	0.88%, 01/31/2017		5,335
11,800	1.00%, 09/30/2016 - 05/31/2018		11,713
113,200	1.25%, 10/31/2015		115,287
28,700	1.50%, 06/30/2016		29,393
39,000	1.75%, 05/15/2023		36,526
5,300	2.00%, 04/30/2016		5,504
23,000	2.75%, 02/15/2019		24,480
18,935	3.50%, 05/15/2020		20,948
24,575	3.88%, 05/15/2018		27,532
			384,233
			461,490
	Total U.S. government securities
	(cost $485,829)		$503,021

	Total long-term investments
	(cost $2,521,513)		$3,115,469

SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $325, collateralized by GNMA 3.00%, 2042, value of $331)
$325	0.13%, 6/28/2013		$325
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $6,915, collateralized by
FHLMC 4.00% - 5.00%, 2023 - 2025,
FNMA 2.00% - 5.00%, 2022 - 2042,
GNMA 2.00% - 5.00%, 2041 - 2043,
	value of $7,035)
6,915	0.15%, 6/28/2013		6,915
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $13,435, collateralized by
FHLB 0.38%, 2015, FHLMC 0.38%,
2014, FNMA 0.50% - 5.50%, 2015 - 2042,
	value of $13,672)
13,435	0.12%, 6/28/2013		13,435
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $9,310, collateralized by U.S. Treasury Note 3.13%, 2021, value of $9,463)
9,310	0.10%, 6/28/2013		9,310
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $27,435,
collateralized by U.S. Treasury Bill
0.85%, 2013, U.S. Treasury Note 0.63% -
	3.25%, 2013 - 2018, value of $27,848)
27,435	0.10%, 6/28/2013		27,435
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $325, collateralized by FNMA 4.50%, 2035, value of $331)
325	0.25%, 6/28/2013		325
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $11,002, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $11,223)
11,002	0.10%, 6/28/2013		11,002
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $19,403, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $19,733)
19,403	0.12%, 6/28/2013		19,403
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $280, collateralized by U.S. Treasury Note 0.63%, 2014, value of $286)
280	0.09%, 6/28/2013		280
			88,430
	Total short-term investments
	(cost $88,430)		$88,430

	Total investments
	(cost $2,609,943) ▲	100.6%	$3,203,899
	Other assets and liabilities	(0.6)%	(19,880)
	Total net assets	100.0%	$3,184,019

The accompanying notes are an integral part of these financial statements.

10

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $2,630,037 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$614,691
Unrealized Depreciation	(40,829)
Net Unrealized Appreciation	$573,862

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2013, the aggregate value of these securities was $27,682, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $62,211, which represents 2.0% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$6,915
06/2007	11,241	Buck Holdings L.P.	758

At June 30, 2013, the aggregate value of these securities was $27,682, which represents 0.9% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $17,113 at June 30, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Securities Sold Short Outstanding at June 30, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.50%	$3,100	07/15/2043	$3,335	$(6)

At June 30, 2013, the aggregate value of these securities represents 0.1% of total net assets.

The accompanying notes are an integral part of these financial statements.

11

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at June 30, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CMBX.NA.AAA.6	DEUT	$1,815	0.50%	05/11/63	$(88)	$(102)	$(14)
CMBX.NA.AAA.6	MSC	1,170	0.50%	05/11/63	(56)	(65)	(9)
Total					$(144)	$(167)	$(23)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

12

Hartford Balanced HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$4,903	$–	$4,895	$8
Common Stocks ‡	2,205,320	2,098,270	79,368	27,682
Corporate Bonds	333,884	–	309,637	24,247
Municipal Bonds	30,153	–	30,153	–
U.S. Government Agencies	38,188	–	38,188	–
U.S. Government Securities	503,021	53,795	449,226	–
Short-Term Investments	88,430	–	88,430	–
Total	$3,203,899	$2,152,065	$999,897	$51,937
Liabilities:
Securities Sold Short	$3,335	$–	$3,335	$–
Total	$3,335	$–	$3,335	$–
Credit Default Swaps *	23	–	23	–
Total	$23	$–	$23	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$8	$—	$ —	*	$—	$—	$—	$—	$—	$8
Common Stocks	24,542	5,109	4,380	†	—	—	(6,349)	—	—	27,682
Corporate Bonds	25,415	(49)	(468	)‡	(52)	—	(599)	—	—	24,247
Total	$49,965	$5,060	$3,912		$(52)	$—	$(6,948)	$—	$—	$51,937

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 rounds to zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $4,380.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $(468).

The accompanying notes are an integral part of these financial statements.

13

Hartford Balanced HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,609,943)	$3,203,899
Cash	289
Receivables:
Investment securities sold	21,244
Fund shares sold	188
Dividends and interest	9,670
Other assets	—
Total assets	3,235,290
Liabilities:
Unrealized depreciation on swap contracts	23
Securities sold short, at market value (proceeds $3,329)	3,335
Payables:
Investment securities purchased	42,868
Fund shares redeemed	4,365
Investment management fees	321
Distribution fees	16
Accrued expenses	199
Swap premiums received	144
Total liabilities	51,271
Net assets	$3,184,019
Summary of Net Assets:
Capital stock and paid-in-capital	$3,400,570
Undistributed net investment income	29,515
Accumulated net realized loss	(840,002)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	593,936
Net assets	$3,184,019
Shares authorized	9,500,000
Par value	$0.001
Class IA: Net asset value per share	$23.07
Shares outstanding	120,552
Net assets	$2,781,460
Class IB: Net asset value per share	$23.34
Shares outstanding	17,245
Net assets	$402,559

The accompanying notes are an integral part of these financial statements.

14

Hartford Balanced HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$25,842
Interest	14,585
Less: Foreign tax withheld	(592)
Total investment income, net	39,835

Expenses:
Investment management fees	9,893
Distribution fees - Class IB	513
Custodian fees	10
Accounting services fees	258
Board of Directors' fees	43
Audit fees	16
Other expenses	258
Total expenses (before fees paid indirectly)	10,991
Commission recapture	(7)
Custodian fee offset	—
Total fees paid indirectly	(7)
Total expenses, net	10,984
Net Investment Income	28,851

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	105,634
Net realized loss on securities sold short	(5)
Net realized gain on swap contracts	1
Net realized gain on foreign currency contracts	52
Net realized loss on other foreign currency transactions	(63)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	105,619

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	165,510
Net unrealized appreciation of securities sold short	7
Net unrealized depreciation of swap contracts	(23)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(11)
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	165,483
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	271,102
Net Increase in Net Assets Resulting from Operations	$299,953

The accompanying notes are an integral part of these financial statements.

15

Hartford Balanced HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$28,851	$65,371
Net realized gain on investments, other financial instruments and foreign currency transactions	105,619	166,748
Net unrealized appreciation of investments, other financial instruments and foreign currency transactions	165,483	152,137
Net Increase in Net Assets Resulting from Operations	299,953	384,256
Distributions to Shareholders:
From net investment income
Class IA	—	(82,214)
Class IB	—	(10,942)
Total distributions	—	(93,156)
Capital Share Transactions:
Class IA
Sold	36,979	50,211
Issued on reinvestment of distributions	—	82,214
Redeemed	(271,761)	(589,901)
Total capital share transactions	(234,782)	(457,476)
Class IB
Sold	15,427	19,586
Issued on reinvestment of distributions	—	10,942
Redeemed	(56,849)	(118,840)
Total capital share transactions	(41,422)	(88,312)
Net decrease from capital share transactions	(276,204)	(545,788)
Net Increase (Decrease) in Net Assets	23,749	(254,688)
Net Assets:
Beginning of period	3,160,270	3,414,958
End of period	$3,184,019	$3,160,270
Undistributed (distribution in excess of)
net investment income	$29,515	$664
Shares:
Class IA
Sold	1,644	2,405
Issued on reinvestment of distributions	—	3,914
Redeemed	(12,048)	(28,367)
Total share activity	(10,404)	(22,048)
Class IB
Sold	673	928
Issued on reinvestment of distributions	—	514
Redeemed	(2,492)	(5,664)
Total share activity	(1,819)	(4,222)

The accompanying notes are an integral part of these financial statements.

16

Hartford Balanced HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Balanced HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to

17

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling and trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the bond’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant

18

management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations, as applicable.

19

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral,

20

including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2013.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund records dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had open dollar roll transactions as of June 30, 2013.

21

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2013.

b)	Swap Contracts – The Fund may invest in swap contracts. Swap contracts are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments

22

received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap and net periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations. Entering into these contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of period-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swaps as of June 30, 2013.

23

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on swap contracts	$—	$—	$23	$—	$—	$—	$23
Total	$—	$—	$23	$—	$—	$—	$23

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on swap contracts	$—	$—	$1	$—	$—	$—	$1
Net realized gain on foreign currency contracts	—	52	—	—	—	—	52
Total	$—	$52	$1	$—	$—	$—	$53

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of swap contracts	$—	$—	$(23)	$—	$—	$—	$(23)
Total	$—	$—	$(23)	$—	$—	$—	$(23)

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$88,430	$—	$88,430	$—	$(89,922)	$—
Total subject to a master netting or similar arrangement	$88,430	$—	$88,430	$—	$(88,922)	$—

24

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Swap contracts at market value	$167	$—	$167	$—	$—	$167
Total subject to a master netting or similar arrangement	$167	$—	$167	$—	$—	$167

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund

25

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$93,156	$57,855

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$664
Accumulated Capital and Other Losses*	(925,527)
Unrealized Appreciation†	408,359
Total Accumulated Deficit	$(516,504)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$344
Accumulated Net Realized Gain (Loss)	(344)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an

26

unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$925,527
Total	$925,527

During the year ended December 31, 2012, the Fund utilized $155,644 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.6800%
On next $250 million	0.6550%
On next $500 million	0.6450%
On next $4 billion	0.5950%
On next $5 billion	0.5925%
Over $10 billion	0.5900%

27

Hartford Balanced HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.65%
Class IB	0.90

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. These fees are accrued daily and paid monthly.

28

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$304,089
Sales Proceeds Excluding U.S. Government Obligations	624,144
Cost of Purchases for U.S. Government Obligations	270,638
Sales Proceeds for U.S. Government Obligations	218,863

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

29

Hartford Balanced HLS Fund
Financial Highlights
– Selected Per-Share Data – (A)

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$21.03	$0.21	$1.83	$2.04	$–	$–	$–	$–	$23.07
IB	21.30	0.19	1.85	2.04	–	–	–	–	23.34

For the Year Ended December 31, 2012
IA	19.34	0.47	1.85	2.32	(0.63)	–	–	(0.63)	21.03
IB	19.58	0.43	1.86	2.29	(0.57)	–	–	(0.57)	21.30

For the Year Ended December 31, 2011
IA	19.32	0.41	(0.06)	0.35	(0.33)	–	–	(0.33)	19.34
IB	19.55	0.36	(0.05)	0.31	(0.28)	–	–	(0.28)	19.58

For the Year Ended December 31, 2010 (G)
IA	17.47	0.30	1.82	2.12	(0.27)	–	–	(0.27)	19.32
IB	17.68	0.26	1.83	2.09	(0.22)	–	–	(0.22)	19.55

For the Year Ended December 31, 2009
IA	13.69	0.36	3.78	4.14	(0.36)	–	–	(0.36)	17.47
IB	13.85	0.32	3.83	4.15	(0.32)	–	–	(0.32)	17.68

For the Year Ended December 31, 2008
IA	20.97	0.50	(7.09)	(6.59)	(0.58)	(0.11)	–	(0.69)	13.69
IB	21.18	0.47	(7.17)	(6.70)	(0.52)	(0.11)	–	(0.63)	13.85

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $204.5 million in purchases associated with the transition of assets from Hartford Global Advisers HLS Fund, which merged into the Fund on March 19, 2010. These purchases were excluded from the portfolio turnover calculation.

30

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

9.71	%(E)	$2,781,460	0.65	%(F)	0.65	%(F)	1.82	%(F)	13%
9.57	(E)	402,559	0.90	(F)	0.90	(F)	1.57	(F)	–

12.02		2,754,114	0.65		0.65		1.98		28
11.74		406,156	0.90		0.90		1.73		–

1.86		2,959,019	0.64		0.64		1.84		34
1.61		455,939	0.89		0.89		1.59		–

12.14		3,539,983	0.65		0.65		1.68		65	(H)
11.86		556,169	0.90		0.90		1.43		–

30.29		3,607,929	0.65		0.65		2.15		73
29.96		578,338	0.90		0.90		1.90		–

(31.64)		3,404,626	0.63		0.63		2.43		76
(31.81)		548,899	0.88		0.88		2.18		–

31

Hartford Balanced HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

32

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

33

Hartford Balanced HLS Fund
Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford Balanced HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,097.10	$3.38	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class IB	$1,000.00	$1,095.70	$4.68	$1,000.00	$1,020.33	$4.51	0.90%	181	365

35

Hartford Balanced HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Asset Allocation Strategy Risk: The portfolio managers’ asset allocation strategy may not always work as intended, and asset allocation does not guarantee better performance or reduce the risk of investment loss.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early).

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool.

36

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-B13 8-13 114608 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD CAPITAL APPRECIATION HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Capital Appreciation HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Capital Appreciation HLS Fund inception 04/02/1984
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview   6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Capital Appreciation IA	16.91%	28.57%	4.46%	10.25%
Capital Appreciation IB	16.75%	28.24%	4.20%	9.98%
Russell 3000 Index	14.06%	21.46%	7.25%	7.81%
S&P 500 Index	13.82%	20.58%	7.00%	7.29%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.67% and 0.92%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Capital Appreciation HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Saul J. Pannell, CFA	Kent M. Stahl, CFA	Peter I. Higgins, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Director, Investments and Risk Managment	Senior Vice President and Equity Portfolio Manager
Paul E. Marrkand, CFA	Nicolas M. Choumenkovitch	Donald J. Kilbride
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager
Stephen Mortimer	David W. Palmer, CFA	Francis J. Boggan, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager
Gregg R. Thomas, CFA*
Vice President and Director, Risk Management

*Appointed as a Portfolio Manager for the Fund as of 2013.

How did the Fund perform?

The Class IA shares of the Hartford Capital Appreciation HLS Fund returned 16.91% for the six-month period ended June 30, 2013, outperforming its benchmark, the Russell 3000 Index, which returned 14.06% for the same period. The Fund also outperformed the 10.99% average return of the Variable Products-Underlying Funds Lipper Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+14%), as measured by the Russell 3000 Index, gained during the six-month period. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

Within the Russell 3000 Index, Consumer Discretionary (+20%), Health Care (+20%) and Financials (+18%) posted the strongest gains. Materials (+2%), Information Technology (+7%) and Energy (+10%) lagged on a relative basis.

The Fund outperformed its benchmark due primarily to strong stock selection in the Information Technology, Financials, and Industrials sectors. Stock selection was weaker within the Materials and Energy sectors. Sector allocation, a residual of our bottom-up security selection process, also contributed to relative performance primarily as a result of an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Consumer Discretionary.

The top contributors to relative performance included Apple (Information Technology), Best Buy (Consumer Discretionary) and MBIA Insurance (Financials). Apple is a U.S.-based designer, manufacturer, and retailer of a range of personal electronic products. Shares of Apple declined during the period as a result of weaker guidance and slowing growth. Our underweight position in the security contributed to benchmark-relative performance. Shares of U.S.-based electronics retailer Best Buy climbed during the period in part due to an announcement that it would divest its interest in a European joint venture (JV) to its partner in the JV, Carphone Warehouse. U.S.-based insurance company MBIA Insurance outperformed after reporting positive earnings results and announcing the settlement of the legal action previously brought against the company by Aurelius Capital Master. Hertz Global (Industrials) and Gilead Sciences (Health Care) were also top contributors to absolute performance (i.e. total return).

The largest detractors from relative returns were Barrick Gold (Materials), JC Penney (Consumer Discretionary), and AuRico Gold (Materials). Barrick Gold, a Canadian based gold exploration and mining company, saw shares decline as

3

Hartford Capital Appreciation HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

the spot price of gold continued to deteriorate and miners continued to reduce earnings forecasts. Shares of department store operator JC Penney fell as a result of soft earnings attributed to both slow same store sales and a decline in gross margins. Shares of Canadian-based gold producer AuRico Gold underperformed during the period as gold equities experienced broad declines. Apple (Information Technology) was also a large detractor from absolute performance.

What is the outlook?

Looking forward to the third quarter, we believe that we are in a limbo period in which investors are unsure of both the timing and magnitude of future interest rate increases. Our view is that although uncertainty among investors is causing some consternation in the markets, the environment will normalize as rates moderate over the next several months. We don’t anticipate a material increase in rates from current levels during the year. We believe that the current environment is conducive to stock picking. While we felt valuations were overpriced without being backed up by fundamentals last year at this time, we now believe that fundamentals are improving. We are finding compelling opportunities to invest in companies that we believe have strong fundamentals and we believe are trading at reasonable valuations. Given our unconstrained approach, we continue to look for compelling opportunities for capital appreciation across the market cap spectrum, and remain focused on company specifics, which we believe should continue to drive the portfolio’s overall positioning.

As a result of our bottom-up investment process, at the end of the period the Fund was most overweight the Consumer Discretionary, Information Technology, and Industrials sectors relative to the benchmark. The Fund was most underweight the Financials, Consumer Staples and Utilities sectors at the end of the period relative to the benchmark.

Diversification by Industry

as of June 30, 2013

Industry (Sector)	Percentage of Net Assets
Equity Securities
Automobiles and Components (Consumer Discretionary)	4.3%
Banks (Financials)	2.9
Capital Goods (Industrials)	6.8
Commercial and Professional Services (Industrials)	0.8
Consumer Durables and Apparel (Consumer Discretionary)	1.3
Consumer Services (Consumer Discretionary)	2.2
Diversified Financials (Financials)	6.6
Energy (Energy)	8.5
Food and Staples Retailing (Consumer Staples)	2.5
Food, Beverage and Tobacco (Consumer Staples)	3.6
Health Care Equipment and Services (Health Care)	2.9
Household and Personal Products (Consumer Staples)	0.6
Insurance (Financials)	4.7
Materials (Materials)	3.5
Media (Consumer Discretionary)	3.0
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	10.4
Real Estate (Financials)	0.6
Retailing (Consumer Discretionary)	7.6
Semiconductors and Semiconductor Equipment (Information Technology)	4.7
Software and Services (Information Technology)	9.2
Technology Hardware and Equipment (Information Technology)	5.2
Telecommunication Services (Services)	0.9
Transportation (Industrials)	5.4
Utilities (Utilities)	1.5
Total	99.7%
Short-Term Investments	1.9
Other Assets and Liabilities	(1.6)
Total	100.0%

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles and Components - 4.3%
125	Allison Transmission Holdings, Inc.	$2,885
344	Dana Holding Corp.	6,629
65	Delphi Automotive plc	3,269
8,558	Ford Motor Co.	132,394
249	General Motors Co. ●	8,279
2,794	Goodyear (The) Tire & Rubber Co. ●	42,724
209	Harley-Davidson, Inc.	11,483
172	Hyundai Motor Co., Ltd.	33,676
1,720	Isuzu Motors Ltd.	11,758
283	Tenneco Automotive, Inc. ●	12,820
775	TRW Automotive Holdings Corp. ●	51,496
		317,413
	Banks - 2.9%
10,194	Mitsubishi UFJ Financial Group, Inc.	62,954
677	Oversea-Chinese Banking Corp., Ltd.	5,321
1,037	PNC Financial Services Group, Inc.	75,605
1,687	Wells Fargo & Co.	69,611
		213,491
	Capital Goods - 6.8%
140	3M Co.	15,287
208	AGCO Corp.	10,459
246	AMETEK, Inc.	10,414
292	Armstrong World Industries, Inc. ●	13,934
157	Assa Abloy Ab	6,145
1,445	BAE Systems plc	8,417
275	Belden, Inc.	13,714
43	Boeing Co.	4,401
464	Cummins, Inc.	50,336
88	Dover Corp.	6,811
196	Eaton Corp. plc	12,892
4	Esterline Technologies Corp. ●	304
195	Flowserve Corp.	10,544
276	HD Supply Holdings, Inc. ●☼	5,178
20	Honeywell International, Inc.	1,601
165	Illinois Tool Works, Inc.	11,420
2,490	Itochu Corp.	28,794
1,829	KBR, Inc.	59,456
124	Lockheed Martin Corp.	13,502
159	Northrop Grumman Corp.	13,127
254	Owens Corning, Inc. ●	9,931
80	Parker-Hannifin Corp.	7,665
193	Polypore International, Inc. ●	7,782
416	Rexel S.A.	9,366
2,278	Rolls-Royce Holdings plc	39,232
872	Safran S.A.	45,531
118	Schneider Electric S.A.	8,564
82	Siemens AG	8,343
264	SKF AB Class B	6,177
118	Stanley Black & Decker, Inc.	9,137
213	Textron, Inc.	5,549
218	Titan International, Inc.	3,678
61	TransDigm Group, Inc.	9,532
137	United Technologies Corp.	12,742
350	WESCO International, Inc. ●	23,802
		503,767
	Commercial and Professional Services - 0.8%
228	Edenred	6,969
304	Herman Miller, Inc.	8,237
51	IHS, Inc. ●	5,349
209	Knoll, Inc.	2,967
1,037	Nielsen Holdings N.V.	34,834
103	Wageworks, Inc. ●	3,531
		61,887
	Consumer Durables and Apparel - 1.3%
78	Coach, Inc.	4,431
578	D.R. Horton, Inc.	12,307
53	De'Longhi S.p.A.	821
710	Fifth & Pacific Cos., Inc. ●	15,852
95	Fossil Group, Inc. ●	9,799
293	Mattel, Inc.	13,271
173	PVH Corp.	21,584
207	Tempur Sealy International, Inc. ●	9,095
376	Vera Bradley, Inc. ●	8,149
45	Whirlpool Corp.	5,132
		100,441
	Consumer Services - 2.2%
87	American Public Education, Inc. ●	3,222
251	Bloomin' Brands, Inc. ●	6,233
60	Buffalo Wild Wings, Inc. ●	5,841
325	Burger King Worldwide, Inc.	6,336
923	Compass Group plc	11,793
114	DeVry, Inc.	3,535
256	Dunkin' Brands Group, Inc.	10,953
435	Grand Canyon Education, Inc. ●	14,010
117	ITT Educational Services, Inc. ●	2,843
86	Life Time Fitness, Inc. ●	4,330
217	Melco PBL Entertainment Ltd. ADR ●	4,852
2,420	MGM China Holdings Ltd.	6,423
27	Penn National Gaming, Inc. ●	1,438
178	Starbucks Corp.	11,638
216	Tim Hortons, Inc.	11,706
904	Wyndham Worldwide Corp.	51,758
880	Wynn Macau Ltd.	2,366
110	Yum! Brands, Inc.	7,641
		166,918
	Diversified Financials - 6.6%
544	Ameriprise Financial, Inc.	43,990
221	Banca Generali S.p.A.	4,775
1,224	Bank of America Corp.	15,747
206	BlackRock, Inc.	52,947
1,218	Citigroup, Inc.	58,406
433	Credit Suisse Group AG	11,459
1,538	E*Trade Financial Corp. ●	19,469
321	IntercontinentalExchange, Inc. ●	57,118
210	Invesco Ltd.	6,682
3,021	JP Morgan Chase & Co.	159,489
540	Julius Baer Group Ltd.	21,089
186	LPL Financial Holdings, Inc.	7,017
19	Partners Group	5,138
396	Platform Acquisition Holdings Ltd. ●	4,241
75	Solar Cayman Ltd. ⌂■●†	5
389	Waddell & Reed Financial, Inc. Class A	16,935
342	Wisdomtree Investment, Inc. ●	3,955
		488,462
	Energy - 8.5%
511	Anadarko Petroleum Corp.	43,902
234	Atwood Oceanics, Inc. ●	12,181
595	Baker Hughes, Inc.	27,465

The accompanying notes are an integral part of these financial statements.

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Energy - 8.5% - (continued)
4,178	BG Group plc	$71,002
1,357	BP plc	9,415
1,362	BP plc ADR	56,830
76	Cabot Oil & Gas Corp.	5,395
168	Cameron International Corp. ●	10,279
408	Canadian Natural Resources Ltd. ADR	11,522
1,556	Chesapeake Energy Corp.	31,715
126	Chevron Corp.	14,863
1,880	Cobalt International Energy, Inc. ●	49,953
125	Continental Resources, Inc. ●	10,723
65	Diamond Offshore Drilling, Inc.	4,492
104	Exxon Mobil Corp.	9,387
1,161	Halliburton Co.	48,428
4,665	JX Holdings, Inc.	22,526
3,260	Karoon Gas Australia Ltd. ●	15,170
438	Kior, Inc. ●	2,504
1,264	McDermott International, Inc. ●	10,343
159	National Oilwell Varco, Inc.	10,974
218	Newfield Exploration Co. ●	5,219
222	Occidental Petroleum Corp.	19,835
259	Petroleo Brasileiro S.A. ADR	3,480
221	Pioneer Natural Resources Co.	32,020
347	QEP Resources, Inc.	9,650
107	Royal Dutch Shell plc ADR	7,064
572	Southwestern Energy Co. ●	20,886
249	Statoil ASA	5,143
269	Suncor Energy, Inc.	7,939
243	Superior Energy Services, Inc. ●	6,311
105	TGS Nopec Geophysical Co. ASA	3,053
114	Transocean, Inc.	5,447
508	Trican Well Service Ltd. ☼	6,757
146	Valero Energy Corp.	5,079
256	Whiting Petroleum Corp. ●	11,792
		628,744
	Food and Staples Retailing - 2.5%
1,512	CVS Caremark Corp.	86,454
157	FamilyMart Co., Ltd.	6,699
1,795	Kroger (The) Co.	61,999
171	Seven & I Holdings Co., Ltd.	6,270
1,274	Tesco plc	6,416
185	Wal-Mart Stores, Inc.	13,796
113	Whole Foods Market, Inc.	5,831
		187,465
	Food, Beverage and Tobacco - 3.6%
662	Anheuser-Busch InBev N.V.	59,606
131	Anheuser-Busch InBev N.V. ADR	11,795
162	British American Tobacco plc	8,285
267	Coca-Cola Co.	10,723
66	Diageo plc ADR	7,583
238	Green Mountain Coffee Roasters, Inc. ●	17,855
96	Groupe Danone	7,195
43	Hillshire (The) Brands Co.	1,426
362	Imperial Tobacco Group plc	12,553
335	Kraft Foods Group, Inc.	18,692
31,747	LT Group, Inc.	16,580
784	Maple Leaf Foods, Inc. w/ Rights	10,904
182	Molson Coors Brewing Co.	8,698
258	Monster Beverage Corp. ●	15,662
66	Nutreco Holding N.V.	2,775
321	PepsiCo, Inc.	26,291
244	Philip Morris International, Inc.	21,163
267	Unilever N.V. NY Shares ADR	10,500
		268,286
	Health Care Equipment and Services - 2.9%
92	Aetna, Inc.	5,836
3,118	Boston Scientific Corp. ●	28,905
705	Cardinal Health, Inc.	33,289
9,120	CareView Communications, Inc. ●	5,016
160	Catamaran Corp. ●	7,771
22	Cie Generale d'Optique Essilor International S.A.	2,310
148	CIGNA Corp.	10,698
446	Covidien plc	28,014
21	Heartware International, Inc. ●	1,991
981	Hologic, Inc. ●	18,927
774	Medtronic, Inc.	39,813
247	St. Jude Medical, Inc.	11,264
68	Team Health Holdings ●	2,799
297	UnitedHealth Group, Inc.	19,469
		216,102
	Household and Personal Products - 0.6%
295	Coty, Inc. ●	5,062
172	Estee Lauder Co., Inc.	11,280
70	Reckitt Benckiser Group plc	4,956
904	Svenska Cellulosa Ab B Shares	22,680
		43,978
	Insurance - 4.7%
218	ACE Ltd.	19,524
390	Aflac, Inc. ‡	22,642
3,159	AIA Group Ltd.	13,308
2,756	American International Group, Inc. ●	123,208
77	Aon plc	4,972
553	Assured Guaranty Ltd.	12,193
551	AXA S.A.	10,857
1,646	China Pacific Insurance Co., Ltd.	5,218
400	Fidelity National Financial, Inc.	9,524
344	Lincoln National Corp.	12,535
426	Marsh & McLennan Cos., Inc.	17,014
432	MetLife, Inc.	19,767
151	Principal Financial Group, Inc.	5,661
198	Reinsurance Group of America, Inc.	13,704
177	Swiss Re Ltd.	13,193
570	T&D Holdings, Inc.	7,625
353	Tokio Marine Holdings, Inc.	11,136
257	Unum Group	7,559
352	XL Group plc	10,662
25	Zurich Financial Services AG	6,423
		346,725
	Materials - 3.5%
118	Agnico-Eagle Mines Ltd.	3,263
99	Air Liquide	12,267
193	Akzo Nobel N.V.	10,877
836	Allied Nevada Gold Corp. ●	5,416
3,149	AuRico Gold, Inc.	13,760
3,582	Barrick Gold Corp.	56,387
365	Cabot Corp.	13,659
1,822	Continental Gold Ltd. ●	5,716
63	Crown Holdings, Inc. ●	2,600

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Materials - 3.5% - (continued)
492	Dow Chemical Co.	$15,813
3,000	Glencore Xstrata plc	12,419
412	International Paper Co.	18,269
278	JSR Corp.	5,629
279	Louisiana-Pacific Corp. ●	4,126
261	Methanex Corp. ADR	11,178
7,696	Mitsui Chemicals, Inc.	17,325
1,290	Molycorp, Inc. ●	7,997
34	Monsanto Co.	3,315
177	Mosaic Co.	9,546
368	Norbord, Inc.	10,638
145	Reliance Steel & Aluminum	9,521
82	Rock Tenn Co. Class A	8,163
161	SunCoke Energy, Inc. ●	2,253
		260,137
	Media - 2.8%
206	CBS Corp. Class B	10,069
145	Comcast Corp. Class A	6,063
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
25	Imax Corp. ●	614
2,355	Interpublic Group of Cos., Inc.	34,265
540	Omnicom Group, Inc.	33,946
716	Pandora Media, Inc. ●	13,175
92	Publicis Groupe	6,520
115	Time Warner Cable, Inc.	12,902
1,073	Time Warner, Inc.	62,033
204	Walt Disney Co.	12,861
1,076	WPP plc	18,397
		210,845
	Pharmaceuticals, Biotechnology and Life Sciences - 10.4%
42	Actavis, Inc. ●	5,333
95	Actelion Ltd.	5,702
132	Agilent Technologies, Inc.	5,664
188	Alkermes plc ●	5,403
637	Almirall S.A.	8,098
235	Amgen, Inc.	23,141
2,337	Arena Pharmaceuticals, Inc. ●	17,998
103	AstraZeneca plc	4,849
1,232	AVANIR Pharmeceuticals, Inc. ●	5,669
28	Biogen Idec, Inc. ●	6,132
1,676	Bristol-Myers Squibb Co.	74,890
122	Bruker Corp. ●	1,975
247	Celgene Corp. ●	28,905
71	Covance, Inc. ●	5,439
480	Daiichi Sankyo Co., Ltd.	7,994
51	Eli Lilly & Co.	2,522
2,372	Gilead Sciences, Inc. ●	121,480
435	Johnson & Johnson	37,371
2,095	Merck & Co., Inc.	97,305
100	Novartis AG ADR	7,047
68	Onyx Pharmaceuticals, Inc. ●	5,906
419	Pfizer, Inc.	11,745
49	Regeneron Pharmaceuticals, Inc. ●	11,120
246	Roche Holding AG	61,167
55	Salix Pharmaceuticals Ltd. ●	3,654
3,555	Teva Pharmaceutical Industries Ltd. ADR	139,361
3,994	TherapeuticsMD, Inc. ●	12,100
429	Vertex Pharmaceuticals, Inc. ●	34,260
453	WuXi PharmaTech Cayman, Inc. ●	9,513
411	Zoetis, Inc.	12,692
		774,435
	Real Estate - 0.6%
92	AvalonBay Communities, Inc. REIT	12,374
59	Boston Properties, Inc. REIT	6,209
348	Host Hotels & Resorts, Inc. REIT	5,866
152	Realogy Holdings Corp. ●	7,278
33	Unibail Rodamco REIT	7,715
191	Weyerhaeuser Co. REIT	5,427
32	Zillow, Inc. ●	1,813
		46,682
	Retailing - 7.6%
116	Abercrombie & Fitch Co. Class A	5,241
353	Aeropostale, Inc. ●	4,871
8,452	Allstar Co. ⌂●†	17,528
19	Amazon.com, Inc. ●	5,309
658	Ascena Retail Group, Inc. ●	11,478
117	AutoZone, Inc. ●	49,487
3,484	Best Buy Co., Inc.	95,222
29,055	Buck Holdings L.P. ⌂●†	8,822
177	Buckle (The), Inc.	9,222
160	Chico's FAS, Inc.	2,724
145	Dick's Sporting Goods, Inc.	7,238
192	Dollar Tree, Inc. ●	9,739
84	Dollarama, Inc.	5,851
69	DSW, Inc.	5,061
34	Dufry Group ●	4,152
344	Five Below, Inc. ●	12,644
181	Francescas Holding Corp. ●	5,019
476	GameStop Corp. Class A	19,990
146	Gap, Inc.	6,072
106	GNC Holdings, Inc.	4,668
1,129	Groupon, Inc. ●	9,596
76	HomeAway, Inc. ●	2,472
12,299	Intime Department Store Group Co., Ltd.	11,911
1,076	Liberty Media - Interactive A ●	24,754
331	LKQ Corp. ●	8,523
1,460	Lowe's Cos., Inc.	59,712
893	Marks & Spencer Group plc	5,843
123	Men's Wearhouse, Inc.	4,644
23	Netflix, Inc. ●	4,954
221	Pier 1 Imports, Inc.	5,201
56	Priceline.com, Inc. ●	46,252
535	Rakuten, Inc.	6,330
76	Sears Hometown and Outlet Stores, Inc. ●	3,301
489	Start Today Co., Ltd.	9,575
251	Target Corp.	17,278
876	TJX Cos., Inc.	43,874
105	TripAdvisor, Inc. ●	6,365
81	Urban Outfitters, Inc. ●	3,257
		564,180
	Semiconductors and Semiconductor Equipment - 4.7%
220	Altera Corp.	7,253
312	Analog Devices, Inc.	14,072
238	ASML Holding N.V.	18,826
518	Broadcom Corp. Class A	17,493
2,084	GT Advanced Technologies, Inc. ●	8,648
3,688	Intel Corp.	89,325
393	Maxim Integrated Products, Inc.	10,915

The accompanying notes are an integral part of these financial statements.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Semiconductors and Semiconductor Equipment - 4.7% - (continued)
4,378	Micron Technology, Inc. ●	$62,731
594	NXP Semiconductors N.V. ●	18,416
10	Samsung Electronics Co., Ltd.	11,674
606	Skyworks Solutions, Inc. ●	13,261
3,227	SunEdison, Inc. ●	26,364
1,676	Teradyne, Inc. ●	29,446
506	Xilinx, Inc.	20,057
		348,481
	Software and Services - 9.2%
89	Accenture plc	6,426
596	Activision Blizzard, Inc.	8,504
972	Akamai Technologies, Inc. ●	41,339
914	Amadeus IT Holding S.A. Class A	29,265
233	Autodesk, Inc. ●	7,921
190	Automatic Data Processing, Inc.	13,080
80	BMC Software, Inc. ●	3,622
370	Booz Allen Hamilton Holding Corp.	6,438
519	Cadence Design Systems, Inc. ●	7,508
493	Check Point Software Technologies Ltd. ADR ●	24,476
196	Citrix Systems, Inc. ●	11,837
116	Cognizant Technology Solutions Corp. ●	7,244
105	Concur Technologies, Inc. ●	8,535
40	Cornerstone OnDemand, Inc. ●	1,719
252	DeNa Co., Ltd.	4,941
218	Dropbox, Inc. ⌂●†	1,986
305	eBay, Inc. ●	15,780
188	Facebook, Inc. ●	4,682
1,821	Genpact Ltd.	35,035
254	Global Payments, Inc.	11,761
71	Google, Inc. ●	62,504
503	IAC/InterActiveCorp.	23,935
704	iGate Corp. ●	11,568
106	Imperva, Inc. ●	4,757
204	Kakaku.com, Inc.	6,230
62	LinkedIn Corp. Class A ●	11,104
4,067	Microsoft Corp.	140,445
76	Open Text Corp.	5,211
1,148	Oracle Corp.	35,263
99	Red Hat, Inc. ●	4,723
327	ServiceNow, Inc. ●	13,219
61	Symantec Corp.	1,366
135	Teradata Corp. ●	6,767
160	Trulia, Inc. ●	4,985
24	Visa, Inc.	4,438
82	VMware, Inc. ●	5,466
585	Web.com Group, Inc. ●	14,981
303	Western Union Co.	5,190
30	Workday, Inc. Class A ●	1,905
2,583	Yahoo!, Inc. ●	64,855
1,463	Zynga, Inc. ●	4,066
		685,077
	Technology Hardware and Equipment - 5.2%
4,453	Alcatel - Lucent ADR ●	8,104
67	Apple, Inc.	26,507
6,205	Cisco Systems, Inc.	150,855
2,574	EMC Corp.	60,806
429	Hewlett-Packard Co.	10,647
1,815	JDS Uniphase Corp. ●	26,096
564	Juniper Networks, Inc. ●	10,891
11,344	Lenovo Group Ltd.	10,210
197	Motorola Solutions, Inc.	11,361
183	National Instruments Corp.	5,110
279	NetApp, Inc. ●	10,539
310	QLogic Corp. ●	2,962
1,981	Quanta Computer, Inc.	4,261
735	SanDisk Corp. ●	44,895
12	Seagate Technology plc	548
		383,792
	Telecommunication Services - 0.9%
461	Hellenic Telecommunications Organization S.A.	3,604
686	Intelsat S.A. ●	13,728
3,116	Portugal Telecom SGPS S.A.	12,124
95	SoftBank Corp.	5,522
307	Telenor ASA	6,101
365	T-Mobile US, Inc.	9,055
143	Verizon Communications, Inc.	7,179
2,450	Vodafone Group plc	7,020
222	Vodafone Group plc ADR	6,384
		70,717
	Transportation - 5.4%
2,919	AirAsia X Berhad ●☼	1,155
232	C.H. Robinson Worldwide, Inc.	13,048
84	Canadian National Railway Co.	8,159
1,649	Delta Air Lines, Inc. ●	30,862
91	FedEx Corp.	8,971
5,073	Hertz Global Holdings, Inc. ●	125,818
5,343	JetBlue Airways Corp. ●	33,658
122	Kansas City Southern	12,962
596	Knight Transportation, Inc.	10,021
87	Union Pacific Corp.	13,345
3,040	United Continental Holdings, Inc. ●	95,133
530	United Parcel Service, Inc. Class B	45,804
		398,936
	Utilities - 1.5%
546	Calpine Corp. ●	11,591
7,339	China Longyuan Power Group Corp.	7,546
276	Companhia Energetica de Minas Gerais ADR	2,479
162	Entergy Corp.	11,293
346	National Grid plc	3,926
1,280	NRG Energy, Inc.	34,171
1,633	Snam S.p.A.	7,436
342	UGI Corp.	13,368
730	Xcel Energy, Inc.	20,689
		112,499
	Total common stocks
	(cost $6,484,218)	$7,399,460

PREFERRED STOCKS - 0.2%
	Media - 0.2%
388	ProSieben Sat.1 Media AG	$16,642

	Total preferred stocks
	(cost $15,512)	$16,642

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount			Market Value ╪
WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
510	Novavax, Inc. ⌂●		$—

	Telecommunication Services - 0.0%
396	Platform Acquisition ⌂		—

	Total warrants
	(cost $4)		$—

	Total long-term investments (cost $6,499,734)		$7,416,102

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $527, collateralized by GNMA 3.00%, 2042, value of $536)
$527	0.13%, 6/28/2013		$527
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $21,764, collateralized by FHLB
0.38%, 2015, FHLMC 0.38%, 2014,
FNMA 0.50% - 5.50%, 2015 - 2042, value
	of $22,149)
21,764	0.12%, 6/28/2013		21,764
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $11,203, collateralized by
FHLMC 4.00% - 5.00%, 2023 - 2025,
FNMA 2.00% - 5.00%, 2022 - 2042,
GNMA 2.00% - 5.00%, 2041 - 2043, value
	of $11,397)
11,203	0.15%, 6/28/2013		11,203
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $15,082, collateralized by U.S. Treasury Note 3.13%, 2021, value of $15,331)
15,082	0.10%, 6/28/2013		15,082
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $44,445,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $45,114)
44,445	0.10%, 6/28/2013		44,445
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $527, collateralized by FNMA 4.50%, 2035, value of $536)
527	0.25%, 6/28/2013		527
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $17,824, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $18,181)
17,824	0.10%, 6/28/2013		17,824
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $31,432, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $31,968)
31,432	0.12%, 6/28/2013		31,432
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $454, collateralized by U.S. Treasury Note 0.63%, 2014, value of $463)
454	0.09%, 6/28/2013		454
			143,258
	Total short-term investments
	(cost $143,258)		$143,258

	Total investments
	(cost $6,642,992) ▲	101.6%	$7,559,360
	Other assets and liabilities	(1.6)%	(121,851)
	Total net assets	100.0%	$7,437,509

The accompanying notes are an integral part of these financial statements.

9

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $6,813,450 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,128,932
Unrealized Depreciation	(383,022)
Net Unrealized Appreciation	$745,910

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2013, the aggregate value of these securities was $28,341, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$4,994
06/2007	29,055	Buck Holdings L.P.	1,942
05/2012	218	Dropbox, Inc.	1,972
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
05/2013	396	Platform Acquisition Warrants	4
03/2007	75	Solar Cayman Ltd. - 144A	22

At June 30, 2013, the aggregate value of these securities was $28,341, which represents 0.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,095 at June 30, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

The accompanying notes are an integral part of these financial statements.

10

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	07/01/2013	CBA	$1,083	$1,062	$21
AUD	Sell	07/02/2013	DEUT	870	855	15
AUD	Sell	07/03/2013	NAB	833	824	9
CAD	Buy	07/03/2013	BCLY	27	27	–
CHF	Buy	07/01/2013	BCLY	255	255	–
CHF	Buy	07/02/2013	UBS	2	2	–
CHF	Buy	07/03/2013	UBS	219	219	–
CHF	Sell	07/03/2013	UBS	128	128	–
EUR	Buy	07/01/2013	DEUT	292	292	–
EUR	Buy	07/02/2013	DEUT	1,849	1,846	(3)
EUR	Buy	07/03/2013	HSBC	175	175	–
EUR	Sell	07/03/2013	HSBC	63	63	–
GBP	Buy	07/01/2013	BCLY	6,142	6,096	(46)
GBP	Buy	07/03/2013	BCLY	4,010	4,010	–
GBP	Buy	07/02/2013	UBS	4,593	4,581	(12)
GBP	Sell	07/01/2013	NAB	1,518	1,507	11
HKD	Buy	07/02/2013	DEUT	7,230	7,231	1
HKD	Buy	07/03/2013	JPM	340	340	–
HKD	Sell	07/02/2013	DEUT	509	509	–
HKD	Sell	07/03/2013	JPM	1,912	1,912	–
JPY	Buy	07/02/2013	BCLY	1,028	1,017	(11)
JPY	Buy	12/12/2013	CBK	45,614	45,506	(108)
JPY	Buy	12/12/2013	CSFB	37,182	35,298	(1,884)
JPY	Buy	07/03/2013	DEUT	2,752	2,748	(4)
JPY	Buy	07/01/2013	JPM	508	499	(9)
JPY	Buy	12/12/2013	UBS	9,336	8,781	(555)
JPY	Sell	07/02/2013	BCLY	3,150	3,116	34
JPY	Sell	12/12/2013	BCLY	51,668	44,952	6,716
JPY	Sell	12/12/2013	CSFB	24,581	21,424	3,157
JPY	Sell	07/03/2013	DEUT	7,101	7,091	10
JPY	Sell	12/12/2013	DEUT	36,088	29,862	6,226
JPY	Sell	12/12/2013	GSC	24,599	21,424	3,175
JPY	Sell	07/01/2013	JPM	4,084	4,015	69
JPY	Sell	12/12/2013	MSC	36,063	29,862	6,201
JPY	Sell	12/12/2013	UBS	9,267	8,647	620
MYR	Buy	07/08/2013	JPM	1,145	1,166	21
NOK	Buy	07/02/2013	JPM	258	257	(1)
NOK	Buy	07/03/2013	JPM	258	258	–
SEK	Buy	07/03/2013	JPM	441	441	–
SEK	Sell	07/01/2013	UBS	578	580	(2)
SGD	Sell	07/02/2013	BCLY	519	518	1
SGD	Sell	07/03/2013	DEUT	1,538	1,535	3
						$23,655

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2013 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$317,413	$271,979	$45,434	$–
Banks	213,491	145,216	68,275	–
Capital Goods	503,767	343,198	160,569	–
Commercial and Professional Services	61,887	54,918	6,969	–
Consumer Durables and Apparel	100,441	99,620	821	–
Consumer Services	166,918	146,336	20,582	–
Diversified Financials	488,462	445,996	42,461	5
Energy	628,744	502,435	126,309	–
Food and Staples Retailing	187,465	168,080	19,385	–
Food, Beverage and Tobacco	268,286	161,292	106,994	–
Health Care Equipment and Services	216,102	213,792	2,310	–
Household and Personal Products	43,978	16,342	27,636	–
Insurance	346,725	278,965	67,760	–
Materials	260,137	201,620	58,517	–
Media	210,845	185,928	24,917	–
Pharmaceuticals, Biotechnology and Life Sciences	774,435	686,625	87,810	–
Real Estate	46,682	38,967	7,715	–
Retailing	564,180	500,019	37,811	26,350
Semiconductors and Semiconductor Equipment	348,481	336,807	11,674	–
Software and Services	685,077	642,655	40,436	1,986
Technology Hardware and Equipment	383,792	369,321	14,471	–
Telecommunication Services	70,717	36,346	34,371	–
Transportation	398,936	397,781	–	1,155
Utilities	112,499	93,591	18,908	–
Total	7,399,460	6,337,829	1,032,135	29,496
Preferred Stocks	16,642	–	16,642	–
Warrants	–	–	–	–
Short-Term Investments	143,258	–	143,258	–
Total	$7,559,360	$6,337,829	$1,192,035	$29,496
Foreign Currency Contracts*	26,290	–	26,290	–
Total	$26,290	$–	$26,290	$–
Liabilities:
Foreign Currency Contracts*	2,635	–	2,635	–
Total	$2,635	$–	$2,635	$–

♦	For the six-month period ended June 30, 2013, investments valued at $16,496 were transferred from Level 1 to Level 2, and investments valued at $16,367 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013
Assets:
Common Stocks	$34,559	$13,204	$(3,006	)*	$—	$1,150	$(16,411)	$—	$—	$29,496
Total	$34,559	$13,204	$(3,006)		$—	$1,150	$(16,411)	$—	$—	$29,496

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $(3,006).

The accompanying notes are an integral part of these financial statements.

13

Hartford Capital Appreciation HLS Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $6,642,992)	$7,559,360
Foreign currency on deposit with custodian (cost $458)	457
Unrealized appreciation on foreign currency contracts	26,290
Receivables:
Investment securities sold	110,988
Fund shares sold	1,346
Dividends and interest	8,250
Total assets	7,706,691
Liabilities:
Unrealized depreciation on foreign currency contracts	2,635
Bank overdraft	249
Payables:
Investment securities purchased	114,292
Fund shares redeemed	150,839
Investment management fees	782
Distribution fees	37
Accrued expenses	348
Total liabilities	269,182
Net assets	$7,437,509
Summary of Net Assets:
Capital stock and paid-in-capital	$6,233,883
Undistributed net investment income	36,855
Accumulated net realized gain	226,867
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	939,904
Net assets	$7,437,509
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$50.71
Shares outstanding	128,752
Net assets	$6,528,610
Class IB: Net asset value per share	$50.26
Shares outstanding	18,085
Net assets	$908,899

The accompanying notes are an integral part of these financial statements.

14

Hartford Capital Appreciation HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2013 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$70,001
Interest	65
Less: Foreign tax withheld	(2,754)
Total investment income, net	67,312

Expenses:
Investment management fees	25,913
Transfer agent fees	3
Distribution fees - Class IB	1,131
Custodian fees	93
Accounting services fees	708
Board of Directors' fees	100
Audit fees	42
Other expenses	542
Total expenses (before fees paid indirectly)	28,532
Commission recapture	(225)
Custodian fee offset	—
Total fees paid indirectly	(225)
Total expenses, net	28,307
Net Investment Income	39,005

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	833,709
Net realized loss on purchased options	(205)
Net realized gain on futures	194
Net realized gain on foreign currency contracts	590
Net realized loss on other foreign currency transactions	(828)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	833,460

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	411,363
Net unrealized appreciation of foreign currency contracts	19,938
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(111)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	431,190
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	1,264,650
Net Increase in Net Assets Resulting from Operations	$1,303,655

The accompanying notes are an integral part of these financial statements.

15

Hartford Capital Appreciation HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$39,005	$111,091
Net realized gain on investments, other financial instruments and foreign currency transactions	833,460	526,059
Net unrealized appreciation of investments and foreign currency transactions	431,190	921,257
Net Increase in Net Assets Resulting from Operations	1,303,655	1,558,407
Distributions to Shareholders:
From net investment income
Class IA	—	(113,065)
Class IB	—	(10,365)
Total distributions	—	(123,430)
Capital Share Transactions:
Class IA
Sold	89,828	251,349
Issued on reinvestment of distributions	—	113,065
Redeemed	(2,475,401)	(2,056,141)
Total capital share transactions	(2,385,573)	(1,691,727)
Class IB
Sold	36,690	60,463
Issued on reinvestment of distributions	—	10,365
Redeemed	(142,573)	(460,000)
Total capital share transactions	(105,883)	(389,172)
Net decrease from capital share transactions	(2,491,456)	(2,080,899)
Net Decrease in Net Assets	(1,187,801)	(645,922)
Net Assets:
Beginning of period	8,625,310	9,271,232
End of period	$7,437,509	$8,625,310
Undistributed (distribution in excess of) net investment income	$36,855	$(2,150)
Shares:
Class IA
Sold	1,843	6,122
Issued on reinvestment of distributions	—	2,632
Redeemed	(51,792)	(49,673)
Total share activity	(49,949)	(40,919)
Class IB
Sold	764	1,472
Issued on reinvestment of distributions	—	243
Redeemed	(2,991)	(11,267)
Total share activity	(2,227)	(9,552)

The accompanying notes are an integral part of these financial statements.

16

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford Capital Appreciation HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair

17

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling and trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the bond’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to

18

reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate

19

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party

20

custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign

21

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the Schedule of Investments as of June 30, 2013.

b)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. As of June 30, 2013 the Fund had no outstanding purchased options or written options contracts. There were no transactions involving written options contracts during the six-month period ended June 30, 2013.

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$26,290	$—	$—	$—	$—	$26,290
Total	$—	$26,290	$—	$—	$—	$—	$26,290

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$2,635	$—	$—	$—	$—	$2,635
Total	$—	$2,635	$—	$—	$—	$—	$2,635

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

22

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on purchased options	$—	$—	$—	$(205)	$—	$—	$(205)
Net realized gain on futures	—	—	—	194	—	—	194
Net realized gain on foreign currency contracts	—	590	—	—	—	—	590
Total	$—	$590	$—	$(11)	$—	$—	$579

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$19,938	$—	$—	$—	$—	$19,938
Total	$—	$19,938	$—	$—	$—	$—	$19,938

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$143,258	$—	$143,258	$—	$(145,675)	$—
Unrealized appreciation on foreign currency contracts	26,290	—	26,290	(2,527)	—	23,763
Total subject to a master netting or similar arrangement	$169,548	$—	$169,548	$(2,527)	$(145,675)	$23,763

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Unrealized depreciation on foreign currency contracts	$2,635	$—	$2,635	$(2,527)	$—	$108
Total subject to a master netting or similar arrangement	$2,635	$—	$2,635	$(2,527)	$—	$108

23

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net

24

realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$123,430	$78,001

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$742
Accumulated Capital and Other Losses*	(435,312)
Unrealized Appreciation †	334,541
Total Accumulated Deficit	$(100,029)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$4,227
Accumulated Net Realized Gain (Loss)	(1,176)
Capital Stock and Paid-in-Capital	(3,051)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

25

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$435,312
Total	$435,312

During the year ended December 31, 2012, the Fund utilized $431,146 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

26

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.66%
Class IB	0.91

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $4. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

27

Hartford Capital Appreciation HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	45.66%	45.30%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$3,925,592
Sales Proceeds Excluding U.S. Government Obligations	6,229,508

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

28

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

29

Hartford Capital Appreciation HLS Fund

Financial Highlights

– Selected Per-Share Data (A) –

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Distributions from Capital		Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$43.37	$0.27	$7.07	$7.34	$–		$–	$–		$–	$50.71
IB	43.05	0.18	7.03	7.21	–		–	–		–	50.26

For the Year Ended December 31, 2012
IA	37.20	0.57	6.24	6.81	(0.64)		–	–		(0.64)	43.37
IB	36.90	0.52	6.14	6.66	(0.51)		–	–		(0.51)	43.05

For the Year Ended December 31, 2011
IA	42.36	0.37	(5.20)	(4.83)	(0.33)		–	–		(0.33)	37.20
IB	42.00	0.32	(5.20)	(4.88)	(0.22)		–	–		(0.22)	36.90

For the Year Ended December 31, 2010
IA	36.63	0.30	5.72	6.02	(0.26)		–	(0.03)		(0.29)	42.36
IB	36.32	0.21	5.66	5.87	(0.16)		–	(0.03)		(0.19)	42.00

For the Year Ended December 31, 2009
IA	25.34	0.31	11.27	11.58	(0.29)		–	–		(0.29)	36.63
IB	25.14	0.25	11.14	11.39	(0.21)		–	–		(0.21)	36.32

For the Year Ended December 31, 2008
IA	52.46	0.46	(22.58)	(22.12)	(0.50	)(H)	(4.28)	(0.22	)(H)	(5.00)	25.34
IB	52.01	0.39	(22.37)	(21.98)	(0.39	)(H)	(4.28)	(0.22	)(H)	(4.89)	25.14

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	In 2009, the Fund amended its 2008 federal tax return in order to change an election relating to the recognition and classification of certain net realized losses and ordinary income items. As a result, a portion of the distributions that were made by the Fund during 2008 were reclassified as return of capital. This reclassification had no impact on the total net assets or net asset value of the Fund.

30

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

16.91	%(E)	$6,528,610	0.67	%(F)	0.67	%(F)	0.98	%(F)	48%
16.75	(E)	908,899	0.92	(F)	0.92	(F)	0.73	(F)	–

18.34		7,750,924	0.67		0.67		1.24		142
18.04		874,386	0.92		0.92		0.99		–

(11.41)		8,169,178	0.67		0.67		0.95		113
(11.62)		1,102,054	0.92		0.92		0.71		–

16.50		8,889,906	0.67		0.67		0.77		95
16.21		1,522,218	0.92		0.92		0.52		–

45.67	(G)	8,410,214	0.68		0.68		1.03		128
45.30	(G)	1,595,912	0.93		0.93		0.79		–

(45.59)		6,017,984	0.67		0.67		1.12		131
(45.73)		1,295,065	0.92		0.92		0.87		–

31

Hartford Capital Appreciation HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

32

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

33

Hartford Capital Appreciation HLS Fund

Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford Capital Appreciation HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,169.10	$3.60	$1,000.00	$1,021.47	$3.36	0.67%	181	365
Class IB	$1,000.00	$1,167.50	$4.94	$1,000.00	$1,020.23	$4.61	0.92%	181	365

35

Hartford Capital Appreciation HLS Fund

Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objectives.

Small/Mid-Cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment & Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Asset-Allocation Strategy Risk: The portfolio managers’ asset allocation strategy may not always work as intended, and asset allocation does not guarantee better performance or reduce the risk of investment loss.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

36

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-CA13 8-13 114609 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD DISCIPLINED EQUITY HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Disciplined Equity HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Disciplined Equity HLS Fund inception 05/29/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Disciplined Equity IA	14.45%	21.58%	6.89%	7.27%
Disciplined Equity IB	14.31%	21.28%	6.62%	7.01%
S&P 500 Index	13.82%	20.58%	7.00%	7.29%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.75% and 1.00%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Disciplined Equity HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Manager
Mammen Chally, CFA
Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Disciplined Equity HLS Fund returned 14.45% for the six-month period ended June 30, 2013, outperforming its benchmark, the S&P 500 Index, which returned 13.82% for the same period. The Fund also outperformed the 13.60% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

Overall equity market performance was positive for the period across all market capitalizations: large cap equities (+14%), mid caps (+15%), and small caps (+16%) all rose as represented by the S&P 500, S&P Midcap 400, and Russell 2000 Indices, respectively. During the six-month period all ten sectors within the S&P 500 Index posted positive returns, led by Health Care (+20%), Consumer Discretionary (+20%), and Financials (+20%).

The Fund outperformed its benchmark due to positive stock selection, which was strongest in Industrials, Financials, and Consumer Staples. This was partially offset by weaker security selection in Information Technology, Materials, and Consumer Discretionary. Allocation among sectors contributed to relative performance.

The largest contributors to benchmark-relative performance were Apple (Information Technology), Actavis (Health Care), and Towers Watson (Industrials). Shares of Apple, a designer, manufacturer, and retailer of a range of personal electronic products, declined on weaker guidance and slowing growth. We were underweight the shares, which positively contributed to relative performance. Shares of a specialty pharmaceutical company Actavis rose after Valeant Pharmaceuticals initiated merger discussions with the company. Management rejected the offer but completed a merger agreement with Warner-Chilcott. Shares of Towers Watson, a global professional services company, outperformed after the firm posted better-than-expected quarterly earnings and management offered solid guidance for the 2013 fiscal year. Top contributors to absolute performance (i.e. total return) also included Gilead Sciences (Health Care) and Wells Fargo (Financials).

The largest detractors from benchmark-relative performance were Microsoft (Information Technology), Teradata (Information Technology), and Oracle (Information Technology). Shares of Microsoft, a U.S.-based technology company, moved higher after the company posted better-than-expected quarterly earnings. The enterprise business continued to deliver strong results, more than offsetting the sluggish consumer business. We were underweight the shares, which detracted from relative performance. Shares of Teradata, a U.S.-based provider of analytic data and business applications, fell amid investors’ fears of increasing competition and declining pricing power. Oracle is a global provider of enterprise database software, hardware and services. A return to growth in their hardware division following the acquisition of Sun Microsystems is taking longer than originally expected. This delay, combined with weakness in public sector spending on Information Technology, has led to poor stock performance. Apple (Information Technology) and Newmont Mining (Materials) also detracted on an absolute basis.

What is the outlook?

We believe the global economy is gradually normalizing. While there are fears among market participants about the Fed reducing its quantitative easing measures, we are not overly concerned as we view this action as a shift from a “surge” in liquidity to becoming a source of steady liquidity. We believe the U.S. economy remains poised for a continued modest

3

Hartford Disciplined Equity HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

recovery as consumer spending is still buoyed by household balance sheet and steady job gains. However, we believe the U.S. is still not creating jobs fast enough and a large part of the reduction in the unemployment rate is due to people dropping out of the labor force. Housing remains in a solid uptrend and we believe the shortage of inventory should boost prices further in the near term.

We believe Europe is gradually healing with growth likely to remain subpar but with the downside risks abating. In China, the transition from an infrastructure, heavy investment spending economy to a more diversified economy has been uneven, but we believe their policy makers have the tools to manage the transition. In our view, China should maintain above average growth. In Japan, we believe that the liquidity boost from accommodative monetary policy and growth recovery should add to the overall world economic recovery.

We seek to identify investment opportunities that have the following characteristics on a relative basis: incrementally improving quality, improving fundamentals, and attractive valuation. Disciplined portfolio construction allows us to assess risk, weight individual positions accordingly, and in the process build a portfolio that focuses largely on stock selection as a way to seek to generate benchmark relative outperformance. We seek to avoid surprises from unintended, uncompensated “risks”.

At the end of the period, our largest overweights (i.e. the Fund’s sector position was greater than the benchmark position) were to Health Care, Industrials, and Consumer Staples, while we remained underweight Financials, Energy, and Telecommunication Services, relative to the benchmark.

Diversification by Industry

as of June 30, 2013

Industry (Sector)	Percentage of Net Assets
Banks (Financials)	4.1%
Capital Goods (Industrials)	7.5
Commercial and Professional Services (Industrials)	2.9
Consumer Durables and Apparel (Consumer Discretionary)	1.3
Consumer Services (Consumer Discretionary)	1.6
Diversified Financials (Financials)	6.2
Energy (Energy)	8.8
Food and Staples Retailing (Consumer Staples)	4.0
Food, Beverage and Tobacco (Consumer Staples)	6.4
Health Care Equipment and Services (Health Care)	4.1
Household and Personal Products (Consumer Staples)	0.6
Insurance (Financials)	4.2
Materials (Materials)	2.2
Media (Consumer Discretionary)	2.5
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	13.3
Retailing (Consumer Discretionary)	6.3
Software and Services (Information Technology)	13.0
Technology Hardware and Equipment (Information Technology)	3.9
Telecommunication Services (Services)	1.5
Transportation (Industrials)	0.6
Utilities (Utilities)	3.7
Short-Term Investments	0.0
Other Assets and Liabilities	1.3
Total	100.0%

4

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Banks - 4.1%
189	PNC Financial Services Group, Inc.	$13,748
452	Wells Fargo & Co.	18,637
184	Zions Bancorporation	5,300
		37,685
	Capital Goods - 7.5%
170	AMETEK, Inc.	7,181
102	Boeing Co.	10,447
117	Dover Corp.	9,048
127	Eaton Corp. plc	8,327
146	Illinois Tool Works, Inc.	10,114
56	TransDigm Group, Inc.	8,751
166	United Technologies Corp.	15,409
		69,277
	Commercial and Professional Services - 2.9%
150	Equifax, Inc. ●	8,839
47	Quintiles Transnational Holdings ●	2,005
130	Towers Watson & Co.	10,652
86	Verisk Analytics, Inc. ●	5,120
		26,616
	Consumer Durables and Apparel - 1.3%
94	PVH Corp.	11,793

	Consumer Services - 1.6%
151	McDonald's Corp.	14,910

	Diversified Financials - 6.2%
110	Ameriprise Financial, Inc.	8,857
34	BlackRock, Inc.	8,633
297	Citigroup, Inc.	14,231
341	JP Morgan Chase & Co.	18,024
295	Morgan Stanley	7,200
		56,945
	Energy - 8.8%
137	Anadarko Petroleum Corp.	11,766
262	Chesapeake Energy Corp.	5,342
167	Chevron Corp.	19,706
226	Cobalt International Energy, Inc. ●	6,004
168	Exxon Mobil Corp.	15,214
154	Halliburton Co.	6,443
89	National Oilwell Varco, Inc.	6,130
185	Newfield Exploration Co. ●	4,428
105	Phillips 66	6,170
		81,203
	Food and Staples Retailing - 4.0%
106	Costco Wholesale Corp.	11,682
237	CVS Caremark Corp.	13,542
265	Walgreen Co.	11,702
		36,926
	Food, Beverage and Tobacco - 6.4%
285	Altria Group, Inc.	9,959
138	Constellation Brands, Inc. Class A ●	7,175
170	Hillshire (The) Brands Co.	5,636
116	Lorillard, Inc.	5,072
164	Monster Beverage Corp. ●Θ	9,954
61	PepsiCo, Inc.	5,028
184	Philip Morris International, Inc.	15,915
		58,739
	Health Care Equipment and Services - 4.1%
117	Covidien plc	7,366
92	McKesson Corp.	10,581
202	UnitedHealth Group, Inc.	13,255
89	Zimmer Holdings, Inc.	6,681
		37,883
	Household and Personal Products - 0.6%
327	Coty, Inc. ●	5,619

	Insurance - 4.2%
89	ACE Ltd.	7,982
237	American International Group, Inc. ●	10,614
187	Aon plc	12,034
110	Prudential Financial, Inc.	8,041
		38,671
	Materials - 2.2%
152	Crown Holdings, Inc. ●	6,271
272	Dow Chemical Co.	8,751
30	Sherwin-Williams Co.	5,236
		20,258
	Media - 2.5%
257	Time Warner, Inc.	14,863
123	Viacom, Inc. Class B	8,389
		23,252
	Pharmaceuticals, Biotechnology and Life Sciences - 13.3%
97	Actavis, Inc. ●	12,227
92	Amgen, Inc.	9,036
42	Biogen Idec, Inc. ●	9,004
110	Bristol-Myers Squibb Co.	4,921
133	Cubist Pharmaceuticals, Inc. ●	6,427
233	Eli Lilly & Co.	11,442
273	Forest Laboratories, Inc. ●	11,174
309	Gilead Sciences, Inc. ●	15,833
445	Merck & Co., Inc.	20,671
362	Pfizer, Inc.	10,132
22	Regeneron Pharmaceuticals, Inc. ●	4,860
104	Salix Pharmaceuticals Ltd. ●	6,879
		122,606
	Retailing - 6.3%
44	Amazon.com, Inc. ●	12,277
219	Dollar Tree, Inc. ●	11,120
339	Lowe's Cos., Inc.	13,870
133	Ross Stores, Inc.	8,587
234	TJX Cos., Inc.	11,692
		57,546
	Software and Services - 13.0%
172	Accenture plc	12,351
179	Automatic Data Processing, Inc.	12,338
83	Cognizant Technology Solutions Corp. ●	5,195
144	eBay, Inc. ●	7,464
435	Genpact Ltd.	8,362
19	Google, Inc. ●	16,798
164	Intuit, Inc.	10,012
15	Mastercard, Inc.	8,870
140	Microsoft Corp.	4,819
476	Oracle Corp.	14,614
106	Teradata Corp. ●	5,305
162	VeriSign, Inc. ●	7,233

The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Software and Services - 13.0% - (continued)
250	Yahoo!, Inc. ●	$6,281
		119,642
	Technology Hardware and Equipment - 3.9%
34	Apple, Inc.	13,378
593	Cisco Systems, Inc.	14,412
331	EMC Corp.	7,820
		35,610
	Telecommunication Services - 1.5%
395	AT&T, Inc.	13,966

	Transportation - 0.6%
216	Hertz Global Holdings, Inc. ●	5,348

	Utilities - 3.7%
192	American Electric Power Co., Inc.	8,591
86	NextEra Energy, Inc.	7,015
103	NRG Energy, Inc.	2,762
82	Pinnacle West Capital Corp.	4,547
382	Xcel Energy, Inc.	10,832
		33,747
	Total common stocks
	(cost $666,270)	$908,242

	Total long-term investments
	(cost $666,270)	$908,242

SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $-, collateralized by GNMA 3.00%, 2042, value of $-)
$—	0.13%, 6/28/2013		$—
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $-, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $-)
—	0.15%, 6/28/2013		—
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $-, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $-)
—	0.12%, 6/28/2013		—
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $-, collateralized by U.S. Treasury Note 3.13%, 2021, value of $-)
—	0.10%, 6/28/2013		—
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $1,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $1)
1	0.10%, 6/28/2013		1
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $-, collateralized by FNMA 4.50%, 2035, value of $-)
—	0.25%, 6/28/2013		—
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $-, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $-)
—	0.10%, 6/28/2013		—
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $1)
1	0.12%, 6/28/2013		1
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $-, collateralized by U.S. Treasury Note 0.63%, 2014, value of $-)
—	0.09%, 6/28/2013		—
			2
	Total short-term investments
	(cost $2)		$2

	Total investments
	(cost $666,272) ▲	98.7%	$908,244
	Other assets and liabilities	1.3%	12,186
	Total net assets	100.0%	$920,430

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $666,988 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$247,449
Unrealized Depreciation	(6,193)
Net Unrealized Appreciation	$241,256

●	Non-income producing.

Θ	At June 30, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at June 30, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Monster Beverage Corp. Option	Equity	$65.00	07/22/2013	174	$9	$17	$8

* The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at June 30, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp. Option	Equity	$60.00	07/22/2013	125	$11	$18	$7
Phillips 66 Option	Equity	$55.00	07/22/2013	149	8	9	1
Regeneron Pharmaceuticals, Inc. Option	Equity	$200.00	07/22/2013	40	7	11	4
Yahoo!, Inc. Option	Equity	$23.00	07/22/2013	361	8	8	–
					$34	$46	$12

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $2,923 was pledged as collateral for open written put option contracts at June 30, 2013.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Disciplined Equity HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2013 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$908,242	$908,242	$–	$–
Short-Term Investments	2	–	2	–
Total	$908,244	$908,242	$2	$–
Written Options *	20	20	–	–
Total	$20	$20	$–	$–
Liabilities:
Written Options *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

8

Hartford Disciplined Equity HLS Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $666,272)	$908,244
Cash	2,924	*
Receivables:
Investment securities sold	11,990
Fund shares sold	272
Dividends and interest	947
Total assets	924,377
Liabilities:
Payables:
Investment securities purchased	2,956
Fund shares redeemed	771
Investment management fees	108
Distribution fees	5
Accrued expenses	64
Written options (proceeds $63)	43
Total liabilities	3,947
Net assets	$920,430
Summary of Net Assets:
Capital stock and paid-in-capital	$747,440
Undistributed net investment income	4,601
Accumulated net realized loss	(73,603)
Unrealized appreciation of investments	241,992
Net assets	$920,430
Shares authorized	3,500,000
Par value	$0.001
Class IA: Net asset value per share	$15.61
Shares outstanding	51,502
Net assets	$804,207
Class IB: Net asset value per share	$15.52
Shares outstanding	7,488
Net assets	$116,223

*	Cash of $2,923 was designated to cover open put options written at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

9

Hartford Disciplined Equity HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2013  (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$8,295
Interest	3
Total investment income, net	8,298

Expenses:
Investment management fees	3,378
Distribution fees - Class IB	149
Custodian fees	4
Accounting services fees	57
Board of Directors' fees	13
Audit fees	8
Other expenses	92
Total expenses (before fees paid indirectly)	3,701
Commission recapture	(4)
Total fees paid indirectly	(4)
Total expenses, net	3,697
Net Investment Income	4,601

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	67,544
Net realized gain on written options	343
Net Realized Gain on Investments and Other Financial Instruments	67,887

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	55,840
Net unrealized depreciation of written options	(10)
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	55,830
Net Gain on Investments and Other Financial Instruments	123,717
Net Increase in Net Assets Resulting from Operations	$128,318

The accompanying notes are an integral part of these financial statements.

10

Hartford Disciplined Equity HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$4,601	$13,907
Net realized gain on investments and other financial instruments	67,887	95,446
Net unrealized appreciation of investments and other financial instruments	55,830	52,037
Net Increase in Net Assets Resulting from Operations	128,318	161,390
Distributions to Shareholders:
From net investment income
Class IA	—	(12,461)
Class IB	—	(1,507)
Total distributions	—	(13,968)
Capital Share Transactions:
Class IA
Sold	30,767	32,537
Issued on reinvestment of distributions	—	12,461
Redeemed	(136,974)	(227,233)
Total capital share transactions	(106,207)	(182,235)
Class IB
Sold	5,231	9,132
Issued on reinvestment of distributions	—	1,507
Redeemed	(21,173)	(43,293)
Total capital share transactions	(15,942)	(32,654)
Net decrease from capital share transactions	(122,149)	(214,889)
Net Increase (Decrease) in Net Assets	6,169	(67,467)
Net Assets:
Beginning of period	914,261	981,728
End of period	$920,430	$914,261
Undistributed (distribution in excess of) net investment income	$4,601	$—
Shares:
Class IA
Sold	2,076	2,498
Issued on reinvestment of distributions	—	918
Redeemed	(9,076)	(17,242)
Total share activity	(7,000)	(13,826)
Class IB
Sold	351	705
Issued on reinvestment of distributions	—	111
Redeemed	(1,414)	(3,301)
Total share activity	(1,063)	(2,485)

The accompanying notes are an integral part of these financial statements.

11

Hartford Disciplined Equity HLS Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford Disciplined Equity HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall

13

Hartford Disciplined Equity HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no

15

Hartford Disciplined Equity HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund had no outstanding purchased options contracts as of June 30, 2013. The Fund, as shown on the Schedule of Investments, had outstanding written options contracts as of June 30, 2013. Transactions involving written options contracts during the six-month period ended June 30, 2013, are summarized below:

	Options Contract Activity During the Six-month Period Ended June 30, 2013
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	1,364	$80
Written	3,487	227
Expired	(2,588)	(194)
Closed	(1,052)	(48)
Exercised	(1,037)	(48)
End of period	174	$17

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	755	$58
Written	6,434	368
Expired	(4,579)	(255)
Closed	(1,935)	(125)
Exercised	—	—
End of period	675	$46

* The number of contracts does not omit 000's.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Written options, market value	$—	$—	$—	$43	$—	$—	$43
Total	$—	$—	$—	$43	$—	$—	$43

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

16

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on written options	$—	$—	$—	$343	$—	$—	$343
Total	$—	$—	$—	$343	$—	$—	$343

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of written options	$—	$—	$—	$(10)	$—	$—	$(10)
Total	$—	$—	$—	$(10)	$—	$—	$(10)

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$2	$—	$2	$—	$(2)	$—
Total subject to a master netting or similar arrangement	$2	$—	$2	$—	$(2)	$—

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Written options at market value	$43	$—	$43	$—	$(2,923)	$—
Total subject to a master netting or similar arrangement	$43	$—	$43	$—	$(2,923)	$—

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for

17

Hartford Disciplined Equity HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$13,968	$11,639

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Accumulated Capital and Other Losses*	$(140,775)
Unrealized Appreciation†	185,447
Total Accumulated Earnings	$44,672

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

18

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(622)
Accumulated Net Realized Gain (Loss)	1,028
Capital Stock and Paid-in-Capital	(406)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$140,775
Total	$140,775

During the year ended December 31, 2012, the Fund utilized $96,131 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment

19

Hartford Disciplined Equity HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.75%
Class IB	1.00

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily

20

intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	25.64%	25.32%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$132,603
Sales Proceeds Excluding U.S. Government Obligations	253,311

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

21

Hartford Disciplined Equity HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

22

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23

Hartford Disciplined Equity HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$13.64	$0.08	$1.89	$1.97	$–	$–	$–	$–	$15.61
IB	13.58	0.06	1.88	1.94	–	–	–	–	15.52

For the Year Ended December 31, 2012
IA	11.78	0.22	1.86	2.08	(0.22)	–	–	(0.22)	13.64
IB	11.73	0.18	1.85	2.03	(0.18)	–	–	(0.18)	13.58

For the Year Ended December 31, 2011
IA	11.79	0.14	(0.01)	0.13	(0.14)	–	–	(0.14)	11.78
IB	11.73	0.11	–	0.11	(0.11)	–	–	(0.11)	11.73

For the Year Ended December 31, 2010
IA	10.47	0.15	1.32	1.47	(0.15)	–	–	(0.15)	11.79
IB	10.42	0.13	1.30	1.43	(0.12)	–	–	(0.12)	11.73

For the Year Ended December 31, 2009
IA	8.46	0.15	2.01	2.16	(0.15)	–	–	(0.15)	10.47
IB	8.41	0.13	2.00	2.13	(0.12)	–	–	(0.12)	10.42

For the Year Ended December 31, 2008
IA	15.05	0.14	(5.37)	(5.23)	(0.14)	(1.22)	–	(1.36)	8.46
IB	14.97	0.12	(5.35)	(5.23)	(0.11)	(1.22)	–	(1.33)	8.41

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

14.45	%(E)	$804,207	0.75	%(F)	0.75	%(F)	1.00	%(F)	14%
14.31	(E)	116,223	1.00	(F)	1.00	(F)	0.75	(F)	–

17.62		798,148	0.75		0.75		1.45		34
17.33		116,113	1.00		1.00		1.20		–

1.15		852,312	0.74		0.74		1.06		44
0.90		129,416	0.99		0.99		0.81		–

14.04		1,022,321	0.75		0.75		1.35		44
13.76		159,898	1.00		1.00		1.10		–

25.65	(G)	1,008,875	0.75		0.75		1.56		59
25.33	(G)	173,063	1.00		1.00		1.31		–

(37.27)		868,799	0.71		0.71		1.14		73
(37.43)		165,848	0.96		0.96		0.89		–

25

Hartford Disciplined Equity HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

27

Hartford Disciplined Equity HLS Fund

Directors and Officers (Unaudited) – (continued)

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Disciplined Equity HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,144.50	$3.99	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class IB	$1,000.00	$1,143.10	$5.31	$1,000.00	$1,019.84	$5.01	1.00%	181	365

29

Hartford Disciplined Equity HLS Fund

Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Quantitative Analysis Risk: The Fund uses quantitative analysis in its securities selection; securities selected by this method may perform differently from the broader stock market.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

30

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-DE13 8-13 114610 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD DIVIDEND AND GROWTH HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Dividend and Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Dividend and Growth HLS Fund inception 03/09/1994

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks a high level of current income consistent with growth of capital.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Dividend and Growth IA	15.20%	21.91%	6.80%	8.60%
Dividend and Growth IB	15.06%	21.60%	6.53%	8.33%
Russell 1000 Value Index	15.90%	25.32%	6.67%	7.79%
S&P 500 Index	13.82%	20.58%	7.00%	7.29%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.67% and 0.92%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Dividend and Growth HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Edward P. Bousa, CFA	Donald J. Kilbride	Matthew G. Baker
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Dividend and Growth HLS Fund returned 15.20% for the six-month period ended June 30, 2013, outperforming its benchmark, the S&P 500 Index, which returned 13.82% for the same period. The Fund outperformed the 13.63% average return of the Variable Products-Underlying Funds Lipper Equity Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

Overall equity market performance was positive for the period across all market capitalizations: large cap equities (+14%), small caps (+16%), and mid caps (+15%) all rose as represented by the S&P 500, Russell 2000, and S&P 400 MidCap Indices, respectively. During the six-month period all ten sectors within the S&P 500 Index posted positive returns, led by Health Care (+20%), Consumer Discretionary (+20%), and Financials (+20%).

The Fund’s outperformance relative to the S&P 500 was driven by positive stock selection, particularly within Information Technology, Financials, and Industrials. This was partially offset by weaker selection in Health Care, Materials, and Energy. Sector allocation also positively contributed to relative results, in part by our underweight (i.e. the Fund’s sector position was less than the benchmark position) to Information Technology and overweight to Health Care. A modest cash position detracted in an upward trending market.

The Fund’s top contributors to benchmark-relative performance during the period were Apple (Information Technology), Prudential (Financials), and Wells Fargo (Financials). Shares of Apple, a designer, manufacturer, and retailer of a range of personal electronic products, declined on weaker guidance and slowing growth. We were underweight the shares which positively contributed to relative performance. Shares of Prudential, an insurance services firm, increased on strong and improved quality of earnings, driven by higher stock prices and higher long term interests rates. Shares of Wells Fargo, a diversified financial services company, rose due to better-than-expected earnings and the market’s positive outlook for bank results in a rising interest rate environment. JPMorgan Chase (Financials), Microsoft (Information Technology), and Johnson & Johnson (Health Care) were among the top contributors to absolute performance (i.e. total return).

The Fund’s top detractors from benchmark-relative returns were Barrick Gold (Materials), Pfizer (Health Care), and Eli Lilly (Health Care). Shares of Barrick Gold, a Canada-based gold exploration and mining company, fell due to the sharp decline in gold prices and poor execution on the development of an important new gold mine. Pfizer, a U.S.-based pharmaceutical company, detracted from relative performance as shares increased only modestly relative to the benchmark. Pfizer’s earnings growth has flattened as the company's restructuring is largely over. Eli Lilly, a U.S.-based global pharmaceutical company, underperformed as foreign exchange, weakness in the animal health division, and disappointing pipeline developments (Alzheimer’s) weighed on the stock. Apple (Information Technology) and EMC Corp (Information Technology) also detracted from absolute returns.

3

Hartford Dividend and Growth HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

What is the outlook?

We believe the global economy is gradually normalizing. While there are fears among market participants about the Fed reducing its quantitative easing measures, we are not overly concerned as we view this action as a shift from a “surge” in liquidity to becoming a source of steady liquidity. We believe the U.S. economy remains poised for a continued modest recovery as consumer spending is still buoyed by household balance sheet and steady job gains. However, we believe the U.S. is still not creating jobs fast enough and a large part of the reduction in the unemployment rate is due to people dropping out of the labor force. We believe housing remains in a solid uptrend and we believe the shortage of inventory should boost prices further in the near term. In the medium-term, we continue to expect U.S. Gross Domestic Product growth in the 1.5 – 2% range.

We believe Europe is gradually healing with growth likely to remain subpar but with the downside risks abating. In China, the transition from an infrastructure, heavy investment spending economy to a more diversified economy has been uneven, but we believe their policy makers have the tools to manage the transition. In our view, China should maintain above average growth. In Japan, we believe that the liquidity boost from accommodative monetary policy and growth recovery should add to the overall world economic recovery.

At the end of the period, our largest overweights were to Financials, Health Care, and Industrials, while we remained underweight to Information Technology, Consumer Staples, and Consumer Discretionary, relative to the benchmark.

Diversification by Industry

as of June 30, 2013

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	1.2%
Banks (Financials)	7.0
Capital Goods (Industrials)	7.0
Commercial and Professional Services (Industrials)	0.7
Diversified Financials (Financials)	7.5
Energy (Energy)	10.9
Food and Staples Retailing (Consumer Staples)	1.5
Food, Beverage and Tobacco (Consumer Staples)	4.5
Health Care Equipment and Services (Health Care)	3.6
Household and Personal Products (Consumer Staples)	1.5
Insurance (Financials)	6.0
Materials (Materials)	1.7
Media (Consumer Discretionary)	6.0
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	12.3
Retailing (Consumer Discretionary)	2.4
Semiconductors and Semiconductor Equipment (Information Technology)	2.5
Software and Services (Information Technology)	7.5
Technology Hardware and Equipment (Information Technology)	4.2
Telecommunication Services (Services)	2.7
Transportation (Industrials)	3.5
Utilities (Utilities)	4.0
Short-Term Investments	1.6
Other Assets and Liabilities	0.2
Total	100.0%

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles and Components - 1.2%
3,176	Ford Motor Co.	$49,127
75	Johnson Controls, Inc.	2,693
		51,820
	Banks - 7.0%
1,181	PNC Financial Services Group, Inc.	86,149
799	US Bancorp	28,873
4,633	Wells Fargo & Co.	191,205
		306,227
	Capital Goods - 7.0%
306	Boeing Co.	31,389
385	Deere & Co.	31,289
651	Eaton Corp. plc	42,859
2,527	General Electric Co.	58,608
703	Honeywell International, Inc.	55,790
717	Raytheon Co.	47,419
259	Siemens AG ADR	26,273
506	Textron, Inc.	13,183
		306,810
	Commercial and Professional Services - 0.7%
527	Equifax, Inc. ●	31,039

	Diversified Financials - 7.5%
604	Ameriprise Financial, Inc.	48,855
1,715	Bank of America Corp.	22,051
227	BlackRock, Inc.	58,258
811	Citigroup, Inc.	38,893
2,639	JP Morgan Chase & Co.	139,295
862	Morgan Stanley	21,051
		328,403
	Energy - 10.9%
906	Anadarko Petroleum Corp.	77,857
809	Baker Hughes, Inc.	37,336
1,103	BP plc ADR	46,025
949	Cameco Corp.	19,606
783	Chevron Corp.	92,704
847	EnCana Corp. ADR	14,345
1,374	Exxon Mobil Corp.	124,129
484	Halliburton Co.	20,210
254	Occidental Petroleum Corp.	22,686
854	Suncor Energy, Inc.	25,199
		480,097
	Food and Staples Retailing - 1.5%
1,134	CVS Caremark Corp.	64,855

	Food, Beverage and Tobacco - 4.5%
498	General Mills, Inc.	24,188
558	Kraft Foods Group, Inc.	31,167
655	PepsiCo, Inc.	53,590
586	Philip Morris International, Inc.	50,735
981	Unilever N.V. Class NY ADR	38,557
		198,237
	Health Care Equipment and Services - 3.6%
1,193	Cardinal Health, Inc.	56,294
1,341	Medtronic, Inc.	69,011
502	UnitedHealth Group, Inc.	32,852
		158,157
	Household and Personal Products - 1.5%
853	Procter & Gamble Co.	65,701

	Insurance - 6.0%
848	ACE Ltd.	75,896
440	American International Group, Inc. ●	19,646
606	Marsh & McLennan Cos., Inc.	24,199
729	MetLife, Inc.	33,341
1,046	Principal Financial Group, Inc.	39,176
1,016	Prudential Financial, Inc.	74,162
		266,420
	Materials - 1.7%
966	Barrick Gold Corp.	15,210
1,851	Dow Chemical Co.	59,547
		74,757
	Media - 6.0%
2,004	Comcast Corp. Class A	83,948
499	Omnicom Group, Inc.	31,357
261	Time Warner Cable, Inc.	29,400
1,096	Time Warner, Inc.	63,365
864	Walt Disney Co.	54,539
		262,609
	Pharmaceuticals, Biotechnology and Life Sciences - 12.3%
1,003	AstraZeneca plc ADR	47,428
856	Bristol-Myers Squibb Co.	38,259
1,384	Eli Lilly & Co.	67,960
1,174	Johnson & Johnson	100,794
2,890	Merck & Co., Inc.	134,247
2,994	Pfizer, Inc.	83,868
984	Teva Pharmaceutical Industries Ltd. ADR	38,571
944	Zoetis, Inc.	29,151
		540,278
	Retailing - 2.4%
1,402	Lowe's Co., Inc.	57,341
707	Target Corp.	48,660
		106,001
	Semiconductors and Semiconductor Equipment - 2.5%
2,488	Intel Corp.	60,260
1,405	Texas Instruments, Inc.	48,999
		109,259
	Software and Services - 7.5%
235	Accenture plc	16,900
528	Automatic Data Processing, Inc.	36,337
551	eBay, Inc. ●	28,516
506	IBM Corp.	96,755
3,138	Microsoft Corp.	108,340
674	Oracle Corp.	20,695
935	Yahoo!, Inc. ●	23,485
		331,028
	Technology Hardware and Equipment - 4.2%
81	Apple, Inc.	31,912
3,104	Cisco Systems, Inc.	75,456
1,901	Corning, Inc.	27,056
2,080	EMC Corp.	49,135
		183,559
	Telecommunication Services - 2.7%
2,406	Verizon Communications, Inc.	121,143

	Transportation - 3.5%
834	CSX Corp.	19,337
1,548	Delta Air Lines, Inc. ●	28,971
435	FedEx Corp.	42,845

The accompanying notes are an integral part of these financial statements.

5

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Transportation - 3.5% - (continued)
707	United Parcel Service, Inc. Class B		$61,155
			152,308
	Utilities - 4.0%
943	Dominion Resources, Inc.		53,559
292	Edison International		14,061
1,101	Exelon Corp.		34,001
648	NextEra Energy, Inc.		52,760
809	Xcel Energy, Inc.		22,927
			177,308
	Total common stocks
	(cost $3,186,477)		$4,316,016

	Total long-term investments
	(cost $3,186,477)		$4,316,016

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $256, collateralized by GNMA 3.00%, 2042, value of $261)
$256	0.13%, 6/28/2013		$256
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $5,451, collateralized by
FHLMC 4.00% - 5.00%, 2023 - 2025,
FNMA 2.00% - 5.00%, 2022 - 2042,
GNMA 2.00% - 5.00%, 2041 - 2043, value
	of $5,545)
5,451	0.15%, 6/28/2013		5,451
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $10,590, collateralized by
FHLB 0.38%, 2015, FHLMC 0.38%, 2014,
FNMA 0.50% - 5.50%, 2015 - 2042, value
	of $10,776)
10,590	0.12%, 6/28/2013		10,590
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $7,338, collateralized by U.S. Treasury Note 3.13%, 2021, value of $7,459)
7,338	0.10%, 6/28/2013		7,338
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $21,625,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $21,950)
21,625	0.10%, 6/28/2013		21,625
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $256, collateralized by FNMA 4.50%, 2035, value of $261)
256	0.25%, 6/28/2013		256
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $8,672, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $8,846)
8,672	0.10%, 6/28/2013		8,672
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $15,293, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $15,554)
15,293	0.12%, 6/28/2013		15,293
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $221, collateralized by U.S. Treasury Note 0.63%, 2014, value of $225)
221	0.09%, 6/28/2013		221
			69,702
	Total short-term investments
	(cost $69,702)		$69,702

	Total investments
	(cost $3,256,179) ▲	99.8%	$4,385,718
	Other assets and liabilities	0.2%	9,029
	Total net assets	100.0%	$4,394,747

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $3,265,673 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,176,825
Unrealized Depreciation	(56,780)
Net Unrealized Appreciation	$1,120,045

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Dividend and Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,316,016	$4,316,016	$–	$–
Short-Term Investments	69,702	–	69,702	–
Total	$4,385,718	$4,316,016	$69,702	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

8

Hartford Dividend and Growth HLS Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $3,256,179)	$4,385,718
Cash	1
Receivables:
Investment securities sold	14,632
Fund shares sold	642
Dividends and interest	5,246
Other assets	—
Total assets	4,406,239
Liabilities:
Payables:
Investment securities purchased	4,136
Fund shares redeemed	6,682
Investment management fees	463
Distribution fees	25
Accrued expenses	186
Total liabilities	11,492
Net assets	$4,394,747
Summary of Net Assets:
Capital stock and paid-in-capital	$2,899,359
Undistributed net investment income	42,444
Accumulated net realized gain	323,405
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	1,129,539
Net assets	$4,394,747
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$24.72
Shares outstanding	153,175
Net assets	$3,787,110
Class IB: Net asset value per share	$24.65
Shares outstanding	24,654
Net assets	$607,637

The accompanying notes are an integral part of these financial statements.

9

Hartford Dividend and Growth HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2013 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$56,895
Interest	29
Less: Foreign tax withheld	(464)
Total investment income, net	56,460

Expenses:
Investment management fees	14,203
Transfer agent fees	2
Distribution fees - Class IB	764
Custodian fees	8
Accounting services fees	265
Board of Directors' fees	57
Audit fees	26
Other expenses	262
Total expenses (before fees paid indirectly)	15,587
Commission recapture	(12)
Total fees paid indirectly	(12)
Total expenses, net	15,575
Net Investment Income	40,885

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	237,944
Net realized gain on foreign currency contracts	—
Net realized loss on other foreign currency transactions	(2)
Net Realized Gain on Investments and Foreign Currency Transactions	237,942

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	346,139
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	346,139
Net Gain on Investments and Foreign Currency Transactions	584,081
Net Increase in Net Assets Resulting from Operations	$624,966

The accompanying notes are an integral part of these financial statements.

10

Hartford Dividend and Growth HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$40,885	$93,878
Net realized gain on investments and foreign currency transactions	237,942	237,302
Net unrealized appreciation of investments	346,139	243,080
Net Increase in Net Assets Resulting from Operations	624,966	574,260
Distributions to Shareholders:
From net investment income
Class IA	—	(83,992)
Class IB	—	(12,015)
Total distributions	—	(96,007)
Capital Share Transactions:
Class IA
Sold	78,761	108,142
Issued on reinvestment of distributions	—	83,992
Redeemed	(488,821)	(794,723)
Total capital share transactions	(410,060)	(602,589)
Class IB
Sold	29,548	52,210
Issued on reinvestment of distributions	—	12,015
Redeemed	(96,977)	(202,695)
Total capital share transactions	(67,429)	(138,470)
Net decrease from capital share transactions	(477,489)	(741,059)
Net Increase (Decrease) in Net Assets	147,477	(262,806)
Net Assets:
Beginning of period	4,247,270	4,510,076
End of period	$4,394,747	$4,247,270
Undistributed (distribution in excess of) net investment income	$42,444	$1,559
Shares:
Class IA
Sold	3,279	5,191
Issued on reinvestment of distributions	—	3,923
Redeemed	(20,552)	(37,859)
Total share activity	(17,273)	(28,745)
Class IB
Sold	1,242	2,507
Issued on reinvestment of distributions	—	562
Redeemed	(4,094)	(9,685)
Total share activity	(2,852)	(6,616)

The accompanying notes are an integral part of these financial statements.

11

Hartford Dividend and Growth HLS Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford Dividend and Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund.

12

The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or

13

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

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f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

4.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may

15

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$96,007	$93,438

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$1,559
Undistributed Long-Term Capital Gain	94,957
Unrealized Appreciation*	773,906
Total Accumulated Earnings	$870,422

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

16

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(362)
Accumulated Net Realized Gain (Loss)	362

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2012.

During the year ended December 31, 2012, the Fund utilized $139,514 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

17

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.67%
Class IB	0.92

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has

18

the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.67%	24.36%

7.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$544,254
Sales Proceeds Excluding U.S. Government Obligations	1,000,460

8.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

19

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

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Hartford Dividend and Growth HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$21.46	$0.24	$3.02	$3.26	$–	$–	$–	$–	$24.72
IB	21.42	0.20	3.03	3.23	–	–	–	–	24.65

For the Year Ended December 31, 2012
IA	19.34	0.49	2.13	2.62	(0.50)	–	–	(0.50)	21.46
IB	19.30	0.45	2.11	2.56	(0.44)	–	–	(0.44)	21.42

For the Year Ended December 31, 2011
IA	19.50	0.42	(0.16)	0.26	(0.42)	–	–	(0.42)	19.34
IB	19.46	0.36	(0.16)	0.20	(0.36)	–	–	(0.36)	19.30

For the Year Ended December 31, 2010
IA	17.55	0.35	1.96	2.31	(0.36)	–	–	(0.36)	19.50
IB	17.51	0.32	1.94	2.26	(0.31)	–	–	(0.31)	19.46

For the Year Ended December 31, 2009
IA	14.37	0.35	3.19	3.54	(0.36)	–	–	(0.36)	17.55
IB	14.34	0.33	3.16	3.49	(0.32)	–	–	(0.32)	17.51

For the Year Ended December 31, 2008
IA	22.35	0.44	(7.57)	(7.13)	(0.44)	(0.41)	–	(0.85)	14.37
IB	22.28	0.42	(7.56)	(7.14)	(0.39)	(0.41)	–	(0.80)	14.34

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

15.20	%(E)	$3,787,110	0.67	%(F)	0.67	%(F)	1.88	%(F)	13%
15.06	(E)	607,637	0.92	(F)	0.92	(F)	1.64	(F)	–

13.59		3,658,076	0.67		0.67		2.13		20
13.31		589,194	0.92		0.92		1.88		–

1.32		3,851,657	0.67		0.67		1.98		24
1.06		658,419	0.92		0.92		1.73		–

13.21		4,409,787	0.68		0.68		1.87		32
12.93		756,001	0.93		0.93		1.62		–

24.68	(G)	4,247,031	0.69		0.69		2.24		34
24.36	(G)	815,752	0.94		0.94		2.00		–

(32.43)		3,628,793	0.67		0.67		2.20		41
(32.60)		776,959	0.92		0.92		1.95		–

23

Hartford Dividend and Growth HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

25

Hartford Dividend and Growth HLS Fund

Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2)	Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Dividend and Growth HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,152.00	$3.57	$1,000.00	$1,021.47	$3.36	0.67%	181	365
Class IB	$1,000.00	$1,150.60	$4.91	$1,000.00	$1,020.23	$4.61	0.92%	181	365

27

Hartford Dividend and Growth HLS Fund

Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Dividend Paying Security Investment Risk: Dividends are not guaranteed and are subject to change. Dividend paying securities as a group can fall out of favor with the market, causing the Fund to underperform.

28

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-DG13 8-13 113538-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD GLOBAL GROWTH HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Global Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Global Growth HLS Fund inception 09/30/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Global Growth IA	11.46%	25.44%	0.27%	6.14%
Global Growth IB	11.32%	25.12%	0.02%	5.88%
MSCI World Growth Index	7.72%	17.12%	3.06%	7.55%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.82% and 1.07%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Global Growth HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Matthew D. Hudson, CFA	John A. Boselli, CFA
Vice President and Equity Portfolio Manager	Director and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Global Growth HLS Fund returned 11.46% for the six-month period ended June 30, 2013, outperforming its benchmark, the MSCI World Growth Index, which returned 7.72% for the same period. The Fund outperformed the 7.31% average return of the Variable Products-Underlying Funds Lipper Global Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities gained during the six-month period. Favorable global liquidity dynamics and accommodative monetary policy from central banks around the globe provided a tailwind for stocks, helping investors to look past slowing growth and an increase in lending rates in China. Following a dramatic shift in monetary policy by the Bank of Japan to more aggressive management of a 2% inflation target, Japanese equities soared. U.S. equities also outperformed global indexes, as the U.S. economy appeared relatively stable compared to other countries. Although investors initially reacted negatively to news in May that the Federal Reserve (Fed) might slow its bond-buying program sooner than expected, U.S. equities recovered toward the end of the quarter. Signs of strength in Germany and France partially offset concerns elsewhere in the eurozone. Ongoing European sovereign-debt issues weighed on investors in Greece and Spain. Political unrest in Turkey, Egypt, and Brazil contributed to declines in emerging markets.

For the annual period, Growth stocks (+7.7%) underperformed Value stocks (+9.9%) as measured by the MSCI World Growth Index and the MSCI World Value Indexes, respectively. Within the MSCI World Growth Index, nine of ten sectors posted positive returns. Telecommunication Services (+20%), Health Care (+18%) and Consumer Discretionary (+17%) gained the most, while the Materials (-11%), Information Technology (0%), and Energy (+3%) sectors lagged on a relative basis.

The Fund’s outperformance versus its benchmark was primarily due to strong security selection, particularly in the Information Technology, Health Care, and Industrials sectors. This more than offset unfavorable selection in Utilities and Telecommunication Services. Sector allocation, a residual of our bottom-up stock selection process, contributed to relative returns, primarily due to an underweight (i.e. the Fund’s sector position was less than the benchmark position) to the Materials and overweight to Health Care sectors.

Top contributors to relative performance included Apple (Information Technology), Gilead Sciences (Health Care), and Green Mountain Coffee (Consumer Staples). Shares of Apple, a designer, manufacturer, and retailer of a range of personal electronic products, declined on weaker guidance and slowing growth. We were underweight the shares which positively contributed to relative performance. Shares of Gilead Sciences, a biopharmaceutical company, moved steadily higher alongside positive news flow, including passing the first hurdle for the firm's hepatitis C single tablet regimen. Shares of Green Mountain Coffee, a U.S.-based provider of single-cup brewers and k-cups for coffee and other beverages, increased after the company reported fiscal second quarter results with earnings exceeding consensus expectations. In addition, plans for an expanded relationship with Starbucks and increased 2013 earnings guidance boosted the stock price. Top absolute performance (i.e. total return) contributors also included Roche (Health Care) and Google (Information Technology).

The top detractors from the Fund’s relative performance were Samsung (Information Technology), SABESP (Utilities), and Toyota (Consumer Discretionary). Shares of South Korea-based global electronics company, Samsung, declined due to competitive concerns regarding a weakening yen and political rhetoric from North Korea. Shares of SABESP, one of the Brazilian water utilities, declined as the market became concerned about the sustainability of tariffs in the wake of massive protests throughout Brazil. Shares of Toyota, a Japan-based company mainly engaged in the automobile business, rose as the company’s earnings results exceeded expectations helped by the new Abe administrations market-friendly policies and a weak yen, which supports the company’s large export business. We were underweight the shares which negatively contributed to relative performance. Top absolute detractors also included Apple (Information Technology).

What is the outlook?

Economic data continues to improve slowly across the world, driven mostly by quantitative easing. While excessive leverage in European banks and government balance sheets in the Western Hemisphere continue, the economic improvement

3

Hartford Global Growth HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

has positive effects on earnings and stock prices. Global industrial confidence and capacity utilization have improved and consumer wealth is improving globally with recoveries in housing and stock markets. Continued quantitative easing and significant stimulus programs around the world have improved credit spreads and economic activity. As the economy recovers, our stock positions reflect improving cyclical fundamentals.

In Europe, the overall region remains fragile, and although conditions have not deteriorated, the economies continue to bump along the bottom. We believe Northern Europe continues to be more favorably positioned than Southern Europe, and smaller peripheral countries have showed some signs of a recovery from a deep trough. In other regions, Canada and Australia continue to be affected disproportionately by commodities, which have struggled in this low-growth environment.

In Japan, we believe the market has embraced ‘Abenomics’ (i.e. economic policies advocated by Shinzo Abe, the current Prime Minister of Japan), and the weakening yen will be beneficial to most companies’ earnings. We are closely monitoring the further execution of the Prime Minister’s plan, which we believe will be critical for sustained economic development. In China, economic recovery post the leadership transition has taken longer than we would have anticipated.

Our focus remains on stock selection that is driven by bottom-up, fundamental research, diligent meetings with the management of leading companies globally, and leveraging the deep research capabilities of our firm. As always, we seek to invest in companies with improving fundamentals and catalysts that we think will lead to accelerating earnings growth above consensus expectations.

At the end of the period, our largest overweights were to information technology, financials, and health care, while we remained underweight consumer staples, industrials, and energy, relative to the benchmark.

Diversification by Country

as of June 30, 2013

Percentage of
Country	Net Assets
Austria	0.5%
Belgium	2.2
China	1.7
France	4.0
Germany	2.5
Hong Kong	1.6
Ireland	1.6
Italy	0.4
Japan	3.7
Jersey	0.5
Mexico	1.2
Netherlands	2.5
Norway	0.6
South Korea	1.5
Sweden	1.0
Switzerland	6.2
Taiwan	1.1
United Kingdom	4.5
United States	60.9
Short-Term Investments	1.7
Other Assets and Liabilities	0.1
Total	100.0%

4

Hartford Global Growth HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles and Components - 0.7%
273	Nissan Motor Co., Ltd.	$2,737

	Banks - 2.3%
452	Barclays Bank plc ADR	1,925
50	BNP Paribas	2,723
75	Erste Group Bank AG	2,003
380	Mitsubishi UFJ Financial Group, Inc.	2,347
		8,998
	Capital Goods - 4.7%
20	Boeing Co.	2,090
30	Honeywell International, Inc.	2,352
23	Parker-Hannifin Corp.	2,148
145	Rolls-Royce Holdings plc	2,505
68	Safran S.A.	3,565
27	Schneider Electric S.A.	1,983
87	SKF AB Class B	2,048
10	SMC Corp. of America	2,007
		18,698
	Commercial and Professional Services - 1.8%
40	Equifax, Inc. ●	2,375
51	Intertek Group plc	2,259
1	SGS S.A.	2,534
		7,168
	Consumer Durables and Apparel - 1.5%
28	Cie Financiere Richemont S.A.	2,448
2	NVR, Inc. ●	1,796
185	Prada S.p.A.	1,671
		5,915
	Consumer Services - 3.4%
295	Galaxy Entertainment Group Ltd. ●	1,433
148	MGM Resorts International ●	2,182
29	Paddy Power plc	2,474
1,084	Sands China Ltd.	5,068
34	Starbucks Corp.	2,203
		13,360
	Diversified Financials - 10.4%
418	Aberdeen Asset Management plc	2,430
19	Affiliated Managers Group, Inc. ●	3,049
27	American Express Co.	2,014
38	Ameriprise Financial, Inc.	3,090
18	BlackRock, Inc.	4,571
64	Discover Financial Services, Inc.	3,042
21	Franklin Resources, Inc.	2,791
31	IntercontinentalExchange, Inc. ●	5,434
76	JP Morgan Chase & Co.	4,014
59	Julius Baer Group Ltd.	2,296
47	Moody's Corp.	2,837
12	Partners Group	3,178
95	SEI Investments Co.	2,687
		41,433
	Energy - 2.2%
26	Anadarko Petroleum Corp.	2,212
81	Cobalt International Energy, Inc. ●	2,160
16	EOG Resources, Inc.	2,049
34	Schlumberger Ltd.	2,466
		8,887
	Food and Staples Retailing - 2.0%
97	CVS Caremark Corp.	5,568
61	Seven & I Holdings Co., Ltd.	2,249
		7,817
	Food, Beverage and Tobacco - 7.9%
79	Altria Group, Inc.	2,770
74	Anheuser-Busch InBev N.V.	6,640
72	British American Tobacco plc	3,688
182	Diageo Capital plc	5,210
22	Fomento Economico Mexicano S.A.B. de C.V. ADR	2,234
45	Green Mountain Coffee Roasters, Inc. ●	3,356
32	Heineken N.V.	2,034
21	Pernod-Ricard S.A.	2,276
87	Unilever N.V.	3,406
		31,614
	Health Care Equipment and Services - 1.8%
32	Aetna, Inc.	2,047
50	Medtronic, Inc.	2,584
35	Zimmer Holdings, Inc.	2,593
		7,224
	Insurance - 2.0%
130	American International Group, Inc. ●	5,801
70	Tokio Marine Holdings, Inc.	2,199
		8,000
	Materials - 2.1%
229	Cemex S.A.B. de C.V. ADR ●	2,426
449	Glencore Xstrata plc	1,858
30	HeidelbergCement AG	2,007
231	James Hardie Industries plc	1,984
		8,275
	Media - 6.2%
57	Comcast Corp. Class A	2,405
47	DirecTV ●	2,896
186	News Corp. Class A	6,074
623	Sirius XM Radio, Inc. w/ Rights	2,086
28	Time Warner Cable, Inc.	3,118
52	Viacom, Inc. Class B	3,545
38	Walt Disney Co.	2,381
119	WPP plc	2,031
		24,536
	Pharmaceuticals, Biotechnology and Life Sciences - 14.0%
42	Actelion Ltd.	2,537
41	Amgen, Inc.	4,018
16	Biogen Idec, Inc. ●	3,379
49	Bristol-Myers Squibb Co.	2,199
50	Celgene Corp. ●	5,889
158	Gilead Sciences, Inc. ●	8,108
57	Merck & Co., Inc.	2,633
102	Mylan, Inc. ●	3,172
36	Novartis AG	2,532
12	Regeneron Pharmaceuticals, Inc. ●	2,635
37	Roche Holding AG	9,199
27	Sanofi-Aventis S.A.	2,794
30	Thermo Fisher Scientific, Inc.	2,539
41	UCB S.A.	2,212
26	Vertex Pharmaceuticals, Inc. ●	2,101
		55,947
	Real Estate - 0.6%
31	American Tower Corp. REIT	2,298

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Retailing - 5.6%
8	Amazon.com, Inc. ●	$2,285
7	AutoZone, Inc. ●	3,170
72	GameStop Corp. Class A	3,005
170	Lowe's Cos., Inc.	6,961
8	Priceline.com, Inc. ●	6,965
		22,386
	Semiconductors and Semiconductor Equipment - 5.0%
56	ASML Holding N.V.	4,391
261	Infineon Technologies AG	2,187
66	Maxim Integrated Products, Inc.	1,831
147	MediaTek, Inc.	1,699
179	Micron Technology, Inc. ●	2,572
4	Samsung Electronics Co., Ltd.	4,576
738	Taiwan Semiconductor Manufacturing Co., Ltd.	2,672
		19,928
	Software and Services - 14.9%
46	Accenture plc	3,301
12	Alliance Data Systems Corp. ●	2,184
75	Amdocs Ltd.	2,771
37	Citrix Systems, Inc. ●	2,248
34	Cognizant Technology Solutions Corp. ●	2,123
20	Dassault Systemes S.A.	2,504
117	eBay, Inc. ●	6,036
89	Facebook, Inc. ●	2,213
11	Google, Inc. ●	9,921
17	LinkedIn Corp. Class A ●	2,999
7	Mastercard, Inc.	3,969
46	Salesforce.com, Inc. ●	1,754
42	SAP AG	3,092
35	Splunk, Inc. ●	1,639
56	Tencent Holdings Ltd.	2,179
42	Teradata Corp. ●	2,089
25	Visa, Inc.	4,497
153	Yahoo!, Inc. ●	3,842
		59,361
	Technology Hardware and Equipment - 5.5%
7	Apple, Inc.	2,822
102	Cisco Systems, Inc.	2,478
124	EMC Corp.	2,929
468	Hitachi Ltd.	2,999
138	Juniper Networks, Inc. ●	2,658
2,290	Lenovo Group Ltd.	2,061
135	LG.Philips LCD Co., Ltd.	1,597
42	Motorola Solutions, Inc.	2,396
160	Telefonaktiebolaget LM Ericsson Class B	1,815
		21,755
	Telecommunication Services - 1.2%
374	Sprint Nextel Corp. ●	2,626
112	Telenor ASA	2,232
		4,858
	Transportation - 1.1%
131	Delta Air Lines, Inc. ●	2,445
21	FedEx Corp.	2,038
		4,483

	Utilities - 0.6%
2,902	Guangdong Investment Ltd.	2,515

	Total common stocks
	(cost $315,514)	$388,193

PREFERRED STOCKS - 0.7%
	Media - 0.7%
64	ProSieben Sat.1 Media AG	$2,761

	Total preferred stocks
	(cost $2,226)	$2,761

	Total long-term investments
	(cost $317,740)	$390,954

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $25, collateralized by GNMA 3.00%, 2042, value of $26)
$25	0.13%, 6/28/2013	$25
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $536, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $545)
536	0.15%, 6/28/2013	536
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,041, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $1,059)
1,040	0.12%, 6/28/2013	1,040
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $721, collateralized by U.S. Treasury Note 3.13%, 2021, value of $733)
721	0.10%, 6/28/2013	721
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $2,125,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $2,157)
2,125	0.10%, 6/28/2013	2,125
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $25, collateralized by FNMA 4.50%, 2035, value of $26)
25	0.25%, 6/28/2013	25

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
Repurchase Agreements - 1.7% - (continued)
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $852, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $869)
$852	0.10%, 6/28/2013		$852
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,503, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $1,528)
1,503	0.12%, 6/28/2013		1,503
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $22, collateralized by U.S. Treasury Note 0.63%, 2014, value of $22)
22	0.09%, 6/28/2013		22
			6,849
	Total short-term investments
	(cost $6,849)		$6,849

	Total investments
	(cost $324,589) ▲	99.9%	$397,803
	Other assets and liabilities	0.1%	370
	Total net assets	100.0%	$398,173

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $326,266 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$80,111
Unrealized Depreciation	(8,574)
Net Unrealized Appreciation	$71,537

●	Non-income producing.

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/01/2013	DEUT	$192	$192	$–

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
EUR	EURO

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,737	$–	$2,737	$–
Banks	8,998	–	8,998	–
Capital Goods	18,698	6,590	12,108	–
Commercial and Professional Services	7,168	2,375	4,793	–
Consumer Durables and Apparel	5,915	1,796	4,119	–
Consumer Services	13,360	6,859	6,501	–
Diversified Financials	41,433	33,529	7,904	–
Energy	8,887	8,887	–	–
Food and Staples Retailing	7,817	5,568	2,249	–
Food, Beverage and Tobacco	31,614	8,360	23,254	–
Health Care Equipment and Services	7,224	7,224	–	–
Insurance	8,000	5,801	2,199	–
Materials	8,275	2,426	5,849	–
Media	24,536	22,505	2,031	–
Pharmaceuticals, Biotechnology and Life Sciences	55,947	36,673	19,274	–
Real Estate	2,298	2,298	–	–
Retailing	22,386	22,386	–	–
Semiconductors and Semiconductor Equipment	19,928	4,403	15,525	–
Software and Services	59,361	51,586	7,775	–
Technology Hardware and Equipment	21,755	14,880	6,875	–
Telecommunication Services	4,858	2,626	2,232	–
Transportation	4,483	4,483	–	–
Utilities	2,515	–	2,515	–
Total	388,193	251,255	136,938	–
Preferred Stocks	2,761	–	2,761	–
Short–Term Investments	6,849	–	6,849	–
Total	$397,803	$251,255	$146,548	$–
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $324,589)	$397,803
Foreign currency on deposit with custodian (cost $38)	38
Unrealized appreciation on foreign currency contracts	—
Receivables:
Investment securities sold	727
Fund shares sold	81
Dividends and interest	751
Total assets	399,400
Liabilities:
Bank overdraft	12
Payables:
Investment securities purchased	616
Fund shares redeemed	481
Investment management fees	49
Distribution fees	3
Accrued expenses	66
Total liabilities	1,227
Net assets	$398,173
Summary of Net Assets:
Capital stock and paid-in-capital	$412,522
Undistributed net investment income	4,480
Accumulated net realized loss	(92,049)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	73,220
Net assets	$398,173
Shares authorized	3,400,000
Par value	$0.001
Class IA: Net asset value per share	$18.40
Shares outstanding	17,526
Net assets	$322,391
Class IB: Net asset value per share	$18.24
Shares outstanding	4,155
Net assets	$75,782

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$3,704
Interest	3
Less: Foreign tax withheld	(311)
Total investment income, net	3,396

Expenses:
Investment management fees	1,543
Transfer agent fees	—
Distribution fees - Class IB	98
Custodian fees	13
Accounting services fees	29
Board of Directors' fees	6
Audit fees	7
Other expenses	72
Total expenses (before fees paid indirectly)	1,768
Commission recapture	(2)
Total fees paid indirectly	(2)
Total expenses, net	1,766
Net Investment Income	1,630

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	32,160
Net realized loss on foreign currency contracts	(231)
Net realized gain on other foreign currency transactions	182
Net Realized Gain on Investments and Foreign Currency Transactions	32,111

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	10,723
Net unrealized depreciation of foreign currency contracts	—
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(9)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	10,714
Net Gain on Investments and Foreign Currency Transactions	42,825
Net Increase in Net Assets Resulting from Operations	$44,455

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$1,630	$3,002
Net realized gain on investments and foreign currency transactions	32,111	53,493
Net unrealized appreciation of investments and foreign currency transactions	10,714	36,058
Net Increase in Net Assets Resulting from Operations	44,455	92,553
Distributions to Shareholders:
From net investment income
Class IA	—	(2,003)
Class IB	—	(201)
Total distributions	—	(2,204)
Capital Share Transactions:
Class IA
Sold	7,870	18,835
Issued on reinvestment of distributions	—	2,003
Redeemed	(42,810)	(125,314)
Total capital share transactions	(34,940)	(104,476)
Class IB
Sold	4,231	8,583
Issued on reinvestment of distributions	—	201
Redeemed	(14,168)	(31,213)
Total capital share transactions	(9,937)	(22,429)
Net decrease from capital share transactions	(44,877)	(126,905)
Net Decrease in Net Assets	(422)	(36,556)
Net Assets:
Beginning of period	398,595	435,151
End of period	$398,173	$398,595
Undistributed (distribution in excess of) net investment income	$4,480	$2,850
Shares:
Class IA
Sold	438	1,247
Issued on reinvestment of distributions	—	129
Redeemed	(2,385)	(8,150)
Total share activity	(1,947)	(6,774)
Class IB
Sold	235	574
Issued on reinvestment of distributions	—	13
Redeemed	(794)	(2,035)
Total share activity	(559)	(1,448)

The accompanying notes are an integral part of these financial statements.

12

Hartford Global Growth HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Global Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s portfolio managers are Matthew D. Hudson (51.13%) and John A. Boselli (48.87%). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The

13

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including

14

the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid.

15

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the

16

customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivative activity was minimal during the six-month period ended June 30, 2013.

17

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(231)	$—	$—	$—	$—	$(231)
Total	$—	$(231)	$—	$—	$—	$—	$(231)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$6,849	$—	$6,849	$—	$(6,965)	$—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Total subject to a master netting or similar arrangement	$6,849	$—	$6,849	$—	$(6,965)	$—

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns

18

of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$2,204	$149

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$2,850
Accumulated Capital and Other Losses*	(122,483)
Unrealized Appreciation†	60,829
Total Accumulated Deficit	$(58,804)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on

19

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(222)
Accumulated Net Realized Gain (Loss)	222

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$122,483
Total	$122,483

During the year ended December 31, 2012, the Fund utilized $54,451 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

20

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.82%
Class IB	1.07

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has

21

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company ("HASCO"), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amound paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.04%	0.04%
Total Return Excluding Payment from Affiliate	35.59%	35.26%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$167,718
Sales Proceeds Excluding U.S. Government Obligations	211,907

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

22

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

23

Hartford Global Growth HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$16.50	$0.09	$1.81	$1.90	$–	$–	$–	$–	$18.40
IB	16.38	0.07	1.79	1.86	–	–	–	–	18.24

For the Year Ended December 31, 2012
IA	13.45	0.14	3.00	3.14	(0.09)	–	–	(0.09)	16.50
IB	13.34	0.09	2.99	3.08	(0.04)	–	–	(0.04)	16.38

For the Year Ended December 31, 2011
IA	15.62	0.08	(2.24)	(2.16)	(0.01)	–	–	(0.01)	13.45
IB	15.53	0.04	(2.23)	(2.19)	–	–	–	–	13.34

For the Year Ended December 31, 2010
IA	13.71	0.04	1.91	1.95	(0.04)	–	–	(0.04)	15.62
IB	13.64	–	1.90	1.90	(0.01)	–	–	(0.01)	15.53

For the Year Ended December 31, 2009
IA	10.17	0.08	3.55	3.63	(0.09)	–	–	(0.09)	13.71
IB	10.12	0.05	3.53	3.58	(0.06)	–	–	(0.06)	13.64

For the Year Ended December 31, 2008
IA	22.42	0.12	(11.56)	(11.44)	(0.12)	(0.69)	–	(0.81)	10.17
IB	22.27	0.08	(11.47)	(11.39)	(0.07)	(0.69)	–	(0.76)	10.12

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

11.46	%(E)	$322,391	0.82	%(F)	0.82	%(F)	0.85	%(F)	42%
11.32	(E)	75,782	1.07	(F)	1.07	(F)	0.59	(F)	–

23.41		321,371	0.82		0.82		0.73		108
23.10		77,224	1.07		1.07		0.47		–

(13.89)		352,947	0.80		0.80		0.46		57
(14.10)		82,204	1.05		1.05		0.22		–

14.25		484,754	0.81		0.81		0.28		62
13.96		118,824	1.06		1.06		0.03		–

35.64	(G)	488,720	0.81		0.81		0.67		70
35.31	(G)	126,320	1.06		1.06		0.42		–

(52.46)		419,183	0.75		0.75		0.67		76
(52.58)		112,226	1.00		1.00		0.42		–

25

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

27

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Global Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,114.60	$4.30	$1,000.00	$1,020.73	$4.11	0.82%	181	365
Class IB	$1,000.00	$1,113.20	$5.61	$1,000.00	$1,019.49	$5.36	1.07%	181	365

29

Hartford Global Growth HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Growth Investing Risk: Growth investments can be volatile, and may fail to increase earnings or grow as quickly as anticipated. Growth-style investing falls in and out of favor, which may result in periods of underperformance.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

30

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-GG13 8-13 113539-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD GLOBAL RESEARCH HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Global Research HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Global Research HLS Fund inception 01/31/2008

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 1/31/08 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	Since Inception▲
Global Research IA	8.50%	19.35%	4.05%	3.32%
Global Research IB	8.34%	19.03%	3.79%	3.06%
MSCI All Country World Index	6.38%	17.21%	2.86%	2.17%

†	Not Annualized
▲	Inception: 01/31/2008

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 1.04% and 1.29%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Global Research HLS Fund

Manager Discussion

June 30, 2013 (Unaudited)

Portfolio Managers
Cheryl M. Duckworth, CFA	Mark D. Mandel, CFA*
Senior Vice President and Associate Director of Global Industry Research	Director and Director of Global Industry Research

* Mr. Mandel supervises a team of global industry analysts that manage the Fund. Mr. Mandel is not involved in day-to-day management of the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Global Research HLS Fund returned 8.50% for the six-month period ended June 30, 2013, outperforming its benchmark, the MSCI All Country World Index, which returned 6.38% for the same period. The Fund also outperformed the 7.31% average return of the Variable Products-Underlying Funds Lipper Global Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities (+6.4%), as measured by the MSCI All Country World Index, gained during the six-month period. Favorable global liquidity dynamics and accommodative monetary policy from central banks around the globe provided a tailwind for stocks, helping investors to look past slowing growth and an increase in lending rates in China. Following a dramatic shift in monetary policy by the Bank of Japan to more aggressive management of a 2% inflation target, Japanese equities soared. U.S. equities also outperformed global indexes, as the U.S. economy appeared relatively stable compared to other countries. Although investors initially reacted negatively to news in May that the Federal Reserve (Fed) might slow its bond-buying program sooner than expected, U.S. equities recovered some of those losses toward the end of the quarter. Signs of strength in Germany and France partially offset concerns elsewhere in the eurozone. Ongoing European sovereign-debt issues weighed on investors in Greece and Spain. Political unrest in Turkey, Egypt, and Brazil contributed to declines in emerging markets.

Nine of the ten sectors in the MSCI All Country World Index rose during the period. Health Care (+18%), Consumer Discretionary (+15%), and Consumer Staples (+10%) rose the most while Materials (-14%) and Energy (+0.2%) lagged on a relative basis.

The Fund’s outperformance versus the benchmark was driven by positive security selection in nine of the ten sectors. Stock selection was strongest in Industrials, Materials, and Information Technology while selection in Telecommunication Services detracted from relative performance.

Top contributors to benchmark-relative performance during the period included Delta Airlines (Industrials), an underweight to Apple (Information Technology), and not owning BHP Billiton (Materials). Shares of Delta Air Lines, a U.S.-based air line carrier, rose during the first half of the period, benefitting from continued capacity discipline and industry consolidation; shares continued to rise in the latter half of the period after the company announced a strategy to return $1 billion capital to shareholders. Shares of consumer electronics manufacturer Apple fell during the period as investors feared that the stock may face near term pressure due to increasing competition, slowing growth rates, and compressing margins. Our underweight in the declining stock contributed to benchmark-relative performance. Not owning benchmark-component BHP Billiton, a U.K.-domiciled diversified metals and mining company with global operations, contributed positively to relative performance. BHP’s first half 2013 profits declined meaningfully from its first half 2012 results, raising investors’ concerns and sending the stock lower. The profit decline was due to costs remaining high and petroleum and copper operations missing targets. Top contributors to absolute performance (i.e. total return) also included Citigroup (Financials) and Bristol-Myers Squibb (Health Care).

The largest detractors from benchmark-relative returns were VeriFone Systems (Information Technology), Banco Santander Brasil (Financials), and Whitehaven Coal (Energy). VeriFone Systems, an electronic payment solution provider, underperformed during the period after the company lowered its earnings guidance citing weak macroeconomic conditions in Europe, lower revenue from Brazil-based business, and delays in customer projects. Shares of Banco Santander, a Brazil-based bank, fell during the period after the company underperformed and was forced to lay off employees. Shares of Whitehaven Coal, a company engaged in the development and operation of coal mines, declined during the period as a result of the weak metallurgical coal market and increasing coal supply. Top absolute detractors during the period included Rio Tinto (Materials) and Apple (Information Technology).

3

Hartford Global Research HLS Fund

Manager Discussion – (continued)

June 30, 2013 (Unaudited)

What is the outlook?

In Information Technology, we believe that the market has a negative view of stocks exposed to the PC (personal computer) business due to poor demand trends and execution challenges from the launch of Windows 8. In contrast to this view, we believe that improving world economic growth and the replacement cycle in the developed market will improve demand for PCs and related businesses in the value chain.

Within Industrials, we believe that commercial after-market aerospace suppliers are well-positioned to generate attractive growth. We also have a favorable view of select defense stocks with attractive capital allocation. Among transportation stocks, we believe our holdings in select U.S.-based companies should benefit from the steady economic recovery in the U.S.

Within Consumer Staples, we believe that many global and local tobacco companies continue to operate with competitive business models and generate strong results.

The Fund ended the period most overweight (i.e. the Fund’s sector position was greater than the benchmark position) the Consumer Discretionary, Consumer Staples, and Information Technology sectors and most underweight the Financials, Energy, and Telecommunication Services sectors relative to the MSCI All Country World Index. The Fund’s largest absolute weightings were in the Consumer Discretionary, Consumer Staples, and Information Technology sectors.

Diversification by Country

as of June 30, 2013

Percentage of
Country	Net Assets
Australia	1.4%
Belgium	1.4
Brazil	1.8
Canada	2.9
China	1.0
Cyprus	0.0
Denmark	0.4
Finland	0.1
France	2.5
Germany	1.8
Greece	0.0
Hong Kong	0.9
India	1.0
Indonesia	0.1
Ireland	0.8
Israel	0.6
Italy	0.4
Japan	4.2
Luxembourg	0.4
Malaysia	0.6
Marshall Islands	0.1
Mexico	0.0
Netherlands	1.4
Norway	1.4
Papua New Guinea	0.2
Philippines	0.1
Poland	0.2
Portugal	0.1
Russia	0.1
Singapore	0.1
South Africa	0.6
South Korea	1.8
Spain	0.6
Sweden	0.3
Switzerland	3.0
Taiwan	0.9
Thailand	0.0
Turkey	0.3
United Kingdom	5.8
United States	57.8
Short-Term Investments	1.6
Other Assets and Liabilities	1.3
Total	100.0%

4

Hartford Global Research HLS Fund

Schedule of Investments

June 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6%
	Automobiles and Components - 1.8%
3	Bayerische Motoren Werke (BMW) AG	$245
17	Ford Motor Co.	270
33	Nissan Motor Co., Ltd.	328
8	Toyota Motor Corp.	463
		1,306
	Banks - 6.8%
5	Alior Bank S.A. ●	135
38	Banco ABC Brasil S.A.	224
60	Banco Santander Brasil S.A.	371
8	Bancorpsouth, Inc.	143
5	BNP Paribas	257
4	BOK Financial Corp.	243
11	BS Financial Group, Inc.	143
5	Canadian Imperial Bank of Commerce ☼	333
2	Citizens & Northern Corp.	29
4	Concentradora Fibra Hotelera	8
—	ConnectOne Bancorp Inc. ●	6
15	DGB Financial Group, Inc.	207
31	DNB ASA	445
411	E.Sun Financial Holdings Co	250
1	Gronlandsbanken	63
4	Hana Financial Holdings	103
4	Home Capital Group, Inc.	213
21	Itau Unibanco Banco Multiplo S.A. ADR	276
6	KBC Groep N.V.	220
5	National Bank of Canada ☼	327
3	Shinhan Financial Group Co., Ltd.	107
30	Spar Nord Bank A/S ●	192
22	Standard Chartered plc	482
233	Turkiye Sinai Kalkinma Bankasi A.S.	231
		5,008
	Capital Goods - 7.0%
5	AMETEK, Inc.	214
16	BAE Systems plc	93
3	Boeing Co.	283
1	Brenntag AG	204
1	Carlisle Cos., Inc.	34
5	Colfax Corp. ●	248
2	Compagnie De Saint-Gobain	91
4	Danaher Corp.	235
1	Dover Corp.	41
2	Eaton Corp. plc	99
1	European Aeronautic Defence & Space Co. N.V.	68
19	First Tractor Co.	10
23	General Electric Co.	526
15	GrafTech International Ltd. ●	106
3	Honeywell International, Inc.	250
3	IDEX Corp.	156
4	Illinois Tool Works, Inc.	243
3	Ingersoll-Rand plc	149
5	KBR, Inc.	174
1	Komatsu Ltd.	26
1	Leighton Holdings Ltd.	10
1	Lockheed Martin Corp.	150
10	Luxfer Holdings plc	166
—	Moog, Inc. Class A ●	23
1	Northrop Grumman Corp.	68
4	Pentair Ltd.	236
2	Raytheon Co.	106
8	Rexel S.A.	182
9	Rolls-Royce Holdings plc	150
5	Russel Metals, Inc. ☼	115
2	Safran S.A.	101
1	Textron, Inc.	37
4	United Technologies Corp.	328
3	Vinci S.A.	127
2	WESCO International, Inc. ●	117
		5,166
	Commercial and Professional Services - 0.4%
3	Huron Consulting Group, Inc. ●	134
3	Nielsen Holdings N.V.	115
1	Quintiles Transnational Holdings ●	43
7	Transfield Services Ltd.	5
		297
	Consumer Durables and Apparel - 2.2%
1	Adidas AG	134
4	Brunello Cucinelli S.p.A.	94
7	Coway Co., Ltd.	359
2	Fifth & Pacific Cos., Inc. ●	52
3	iRobot Corp. ●	130
1	LVMH Moet Hennessy Louis Vuitton S.A.	177
2	Michael Kors Holdings Ltd. ●	128
4	NIKE, Inc. Class B	267
1	Persimmon plc	11
1	PVH Corp.	89
75	Samsonite International S.A.	179
		1,620
	Consumer Services - 0.6%
3	Carnival Corp.	103
1	Churchill Downs, Inc.	46
1	McDonald's Corp.	57
30	MGM China Holdings Ltd.	80
2	Norwegian Cruise Line Holdings Ltd. ●	55
8	Sands China Ltd.	39
—	Starwood Hotels & Resorts, Inc.	22
—	Whitbread plc	15
—	Wyndham Worldwide Corp.	27
		444
	Diversified Financials - 4.0%
24	CETIP S.A. - Mercados Organizado	239
71	Challenger Financial Services Group Ltd.	257
16	Citigroup, Inc.	763
11	EFG International AG ●	135
1	IntercontinentalExchange, Inc. ●	124
8	JP Morgan Chase & Co.	397
10	Julius Baer Group Ltd.	406
36	UBS AG	616
		2,937
	Energy - 8.2%
3	Anadarko Petroleum Corp.	279
2	Baker Hughes, Inc.	92
47	Beach Energy Ltd.	49
25	BG Group plc	422
44	BP plc	302
5	BP plc ADR	215
11	Buru Energy Ltd. ●	12
21	Cairn Energy plc ●	80

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Research HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Energy - 8.2% - (continued)
4	Canadian Natural Resources Ltd. ADR	$104
5	Chevron Corp.	534
78	CNOOC Ltd.	131
3	Cobalt International Energy, Inc. ●	91
2	ConocoPhillips Holding Co.	136
3	Consol Energy, Inc.	86
1	Dril-Quip, Inc. ●	98
3	Enbridge, Inc. ☼	126
6	EnCana Corp. ADR	97
1	EOG Resources, Inc.	170
2	Exxon Mobil Corp.	186
7	Galp Energia SGPS S.A.	101
5	Halliburton Co.	219
5	Imperial Oil Ltd.	193
12	JX Holdings, Inc.	56
11	Karoon Gas Australia Ltd. ●	53
1	Marathon Petroleum Corp.	90
3	MEG Energy Corp. ●☼	82
1	National Oilwell Varco, Inc.	67
103	New Standard Energy Ltd. ●	11
10	OAO Rosneft Oil Co. GDR §	67
3	Ocean Rig UDW, Inc. ●	58
13	Oil Search Ltd.	90
17	Ophilr Energy plc ●	94
4	Patterson-UTI Energy, Inc.	69
7	Petroleo Brasileiro S.A. ADR	87
4	Phillips 66	209
1	Pioneer Natural Resources Co.	194
9	Reliance Industries Ltd.	124
6	Repsol S.A.	121
4	Repsol S.A. Rights	2
5	Santos Ltd.	57
1	Schlumberger Ltd.	107
3	Southwestern Energy Co. ●	119
8	Statoil ASA	160
3	Superior Energy Services, Inc. ●	71
1	Tesoro Corp.	78
7	Tonengeneral Sekiyu KK	68
1	Tourmaline Oil Corp. ●	51
6	Trican Well Service Ltd.	79
2	Whiting Petroleum Corp. ●	74
		6,061
	Food and Staples Retailing - 2.1%
7	Carrefour S.A.	190
2	Costco Wholesale Corp.	266
2	CVS Caremark Corp.	92
6	Seven & I Holdings Co., Ltd.	226
29	Tesco plc	148
8	Walgreen Co.	351
9	Woolworths Ltd.	255
		1,528
	Food, Beverage and Tobacco - 9.3%
25	Altria Group, Inc.	875
6	Anheuser-Busch InBev N.V.	519
18	Coca-Cola Co.	713
4	Coca-Cola Enterprises, Inc.	147
17	Diageo Capital plc	500
3	Dr. Pepper Snapple Group	156
2	GLG Life Technology Corp. ●	1
43	ITC Ltd.	236
4	Kraft Foods Group, Inc.	205
21	Lorillard, Inc.	935
14	Mondelez International, Inc.	400
12	Nestle S.A.	770
6	New Britain Palm Oil Ltd.	47
7	PepsiCo, Inc.	552
9	Philip Morris International, Inc.	780
		6,836
	Health Care Equipment and Services - 3.0%
2	Abbott Laboratories	54
1	Aetna, Inc.	94
2	Al Noor Hospitals Group ●	20
2	Allscripts Healthcare Solutions, Inc. ●	27
17	Boston Scientific Corp. ●	156
2	Cardinal Health, Inc.	82
2	CIGNA Corp.	179
3	Covidien plc	218
2	HCA Holdings, Inc.	82
3	Health Management Associates, Inc. Class A ●	51
3	Hologic, Inc. ●	53
—	M3, Inc.	110
2	McKesson Corp.	231
4	Medtronic, Inc.	181
5	NMC Health plc	20
—	Qualicorp S.A. ●	3
1	Rhoen-Klinikum AG	32
6	Smith & Nephew plc	70
1	St. Jude Medical, Inc.	59
—	Straumann Holding AG	26
3	Stryker Corp.	183
4	UnitedHealth Group, Inc.	277
1	Zimmer Holdings, Inc.	48
		2,256
	Household and Personal Products - 0.4%
2	Beiersdorf AG	155
—	Coty, Inc. ●	6
34	Jyothy Laboratories Ltd.	102
		263
	Insurance - 3.4%
4	Ageas	123
17	AXA S.A.	330
2	Berkshire Hathaway, Inc. Class B ●	239
13	Delta Lloyd N.V.	268
79	Direct Line Insurance Group plc	279
22	Discovery Ltd. ☼	184
5	Hanover Insurance Group, Inc.	235
57	RMI Holdings ☼	145
38	Storebrand ASA	182
5	Unum Group	147
13	XL Group plc	401
		2,533
	Materials - 5.0%
2	Air Products & Chemicals, Inc. ‡	185
3	Akzo Nobel N.V.	153
10	Allegheny Technologies, Inc. ‡	253
13	ArcelorMittal ADR	144
4	Asahi Kasei Corp.	25
11	AuRico Gold, Inc.	46

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Materials - 5.0% - (continued)
5	AZ Electronic Materials S.A.	$24
3	Ball Corp.	141
2	BHP Billiton plc	59
3	Billerud	26
1	Cabot Corp.	30
1	Celanese Corp.	66
54	China Shanshui Cement Group	24
4	Constellium N.V. ●	67
2	Crown Holdings, Inc. ●	73
4	Dow Chemical Co.	126
7	EcoSynthetix, Inc. ●	28
64	Fosun International	47
10	Graphic Packaging Holding Co. ●	80
2	HeidelbergCement AG	115
82	Huabao International Holdings Ltd.	36
6	Indocement Tunggal Prakarsa Tbk PT	14
2	International Paper Co.	97
2	JSR Corp.	38
2	Lafarge S.A.	100
1	Lanxess	43
3	LyondellBasell Industries Class A	198
1	MeadWestvaco Corp.	30
2	Methanex Corp. ADR	84
5	Mitsubishi Chemical Holdings	24
215	Mongolian Mining Corp. ●	40
1	Monsanto Co.	98
1	Mosaic Co.	49
15	Nine Dragons Paper Holdings	9
3	Nippon Shokubai Co., Ltd.	30
6	NuFarm Ltd.	25
5	Omnova Solutions, Inc. ●	38
4	Owens-Illinois, Inc. ●	101
53	Platinum Group Metals Ltd. ●☼	46
5	Rexam plc	35
8	Rio Tinto plc	339
1	Shin-Etsu Chemical Co., Ltd.	69
9	Smurfit Kappa Group plc	148
8	Synthomer plc	23
2	Tikkurila Oyj	38
8	Ube Industries Ltd.	15
1	Umicore S.A.	44
5	Universal Stainless & Alloy Products, Inc. ●	157
—	Westlake Chemical Corp.	27
		3,707
	Media - 3.4%
—	AMC Networks, Inc. Class A ●	22
3	Cablevision Systems Corp.	54
1	CBS Corp. Class B	40
2	Charter Communications, Inc. ●	245
3	Comcast Corp. Class A	113
6	Comcast Corp. Special Class A	227
3	DreamWorks Animation SKG, Inc. ●	74
—	Fuji Media Holdings, Inc.	32
2	Imax Corp. ●	48
8	Interpublic Group of Cos., Inc.	115
2	MDC Partners, Inc. Class A	30
3	Omnicom Group, Inc.	182
3	Pandora Media, Inc. ●	58
4	Reed Elsevier Capital, Inc.	49
21	Sirius XM Radio, Inc. w/ Rights	71
3	Thomson Reuters Corp. ☼	93
2	Time Warner Cable, Inc.	169
5	Time Warner, Inc.	278
2	Tremor Video, Inc. ●	13
2	TV Asahi Corp.	36
9	Walt Disney Co.	598
		2,547
	Pharmaceuticals, Biotechnology and Life Sciences - 7.7%
1	Acorda Therapeutics, Inc. ●	38
1	Actavis, Inc. ●‡	115
1	Actelion Ltd.	44
2	Agilent Technologies, Inc.	85
2	Algeta ASA ●	67
6	Alkermes plc ●	172
3	Almirall S.A.	40
6	Arena Pharmaceuticals, Inc. ●	47
2	Astellas Pharma, Inc.	90
4	AstraZeneca plc ADR	171
2	Auxilium Pharmaceuticals, Inc. ●	39
1	Biogen Idec, Inc. ●	145
10	Bristol-Myers Squibb Co.	469
3	Cadence Pharmaceuticals, Inc. ●	19
1	Covance, Inc. ●	69
1	Cubist Pharmaceuticals, Inc. ●	52
7	Daiichi Sankyo Co., Ltd.	117
3	Eisai Co., Ltd.	109
18	Elan Corp. plc ADR ●	248
9	Eli Lilly & Co.	419
15	Exelixis, Inc. ●	67
5	Forest Laboratories, Inc. ●	193
6	Gilead Sciences, Inc. ●	330
2	H. Lundbeck A/S	41
2	Immunogen, Inc. ●	40
2	Incyte Corp. ●	36
1	Infinity Pharmaceuticals, Inc. ●	17
2	Ironwood Pharmaceuticals, Inc. ●	21
2	Johnson & Johnson	178
3	Medicines Co. ●	104
8	Merck & Co., Inc.	373
3	Mylan, Inc. ●	103
2	NPS Pharmaceuticals, Inc. ●	29
1	Ono Pharmaceutical Co., Ltd.	49
1	Onyx Pharmaceuticals, Inc. ●	100
2	Regeneron Pharmaceuticals, Inc. ●	393
5	Rigel Pharmaceuticals, Inc. ●	18
1	Roche Holding AG	173
—	Salix Pharmaceuticals Ltd. ●	12
2	Seattle Genetics, Inc. ●	66
11	Shionogi & Co., Ltd.	222
8	Teva Pharmaceutical Industries Ltd. ADR	316
2	UCB S.A.	118
1	Vertex Pharmaceuticals, Inc. ●	110
2	Xenoport, Inc. ●	10
		5,674
	Real Estate - 2.4%
—	Acadia Realty Trust REIT	9
—	Alexander & Baldwin, Inc. ●	15
1	American Assets Trust, Inc. REIT	22
2	American Tower Corp. REIT	133
9	Ascendas REIT	16

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Research HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Real Estate - 2.4% - (continued)
3	Asesor De Activos Prisma SAP REIT	$4
—	AvalonBay Communities, Inc. REIT	63
222	Bekasi Fajar Industrial Estate Tbk PT	18
7	Beni Stabili S.p.A.	4
3	Big Yellow Group REIT	15
—	Boston Properties, Inc. REIT	36
1	British Land Co. plc REIT	4
—	Camden Property Trust REIT	28
2	Corporacion Inmobiliaria Vesta S. de RL de C.V.	4
1	Cousins Properties, Inc. REIT	6
1	DDR Corp. REIT	21
1	Derwent London plc REIT	38
25	Dexus Property Group REIT	24
1	Douglas Emmett, Inc. REIT	27
—	EastGroup Properties, Inc. REIT	19
—	Education Realty Trust, Inc. REIT	2
—	Equity Lifestyle Properties, Inc. REIT	27
—	Essex Property Trust, Inc. REIT	41
1	EuroBank Properties REIT ●	8
—	Extra Space Storage, Inc. REIT	18
4	Fibra Uno Administracion S.A. REIT	15
2	Forest City Enterprises, Inc. Class A ●	27
33	Fortune REIT	31
3	General Growth Properties, Inc. REIT	55
7	Goodman Group REIT	31
3	Hammerson plc REIT	24
1	Health Care, Inc. REIT	67
1	Healthcare Trust of America, Inc. REIT	11
2	Host Hotels & Resorts, Inc. REIT	26
—	Icade REIT	9
—	Industrial & Infrastructure Fund Investment Corp. REIT	29
—	Japan Logistics Fund REIT	37
—	Kilroy Realty Corp. REIT	19
11	Link (The) REIT	53
15	Mirvac Group REIT	22
2	Mitsubishi Estate Co., Ltd.	65
2	Mitsui Fudosan Co., Ltd.	66
—	Ntt Urban Development Corp.	40
358	Pakuwon Jati TBK	12
—	Public Storage REIT	48
1	Rayonier, Inc. REIT	29
53	Robinsons Land Corp.	25
1	Simon Property Group, Inc. REIT	99
11	Sino Land Co., Ltd.	15
—	SL Green Realty Corp. REIT	35
1	Stag Industrial, Inc. REIT	13
4	Sun Hung Kai Properties Ltd.	45
30	Supalai Public Co., Ltd. ☼	17
—	Taubman Centers, Inc. REIT	29
—	Unibail Rodamco REIT	55
3	Unite Group plc	19
—	Wereldhave N.V. REIT	9
7	Westfield Group REIT	73
1	Wihlborgs Fastigheter A.B.	14
		1,766
	Retailing - 5.4%
3	Amazon.com, Inc. ●	940
—	AutoZone, Inc. ●	144
8	Best Buy Co., Inc.	208
2	Dick's Sporting Goods, Inc.	100
4	Dollar Tree, Inc. ●	203
1	DSW, Inc.	63
1	Five Below, Inc. ●	29
2	GNC Holdings, Inc.	80
4	Hennes & Mauritz Ab	133
2	HSN, Inc.	84
102	Intime Department Store Group Co., Ltd.	99
4	Liberty Media - Interactive A ●	95
14	LightInTheBox Holdings Co., LTD ●	186
15	Lowe's Cos., Inc.	620
30	Marks & Spencer Group plc	194
1	Netflix, Inc. ●	153
2	Nordstrom, Inc.	91
3	Pier 1 Imports, Inc.	59
—	Priceline.com, Inc. ●	274
9	Rakuten, Inc.	111
1	Ryohin Keikaku Co., Ltd.	91
2	Urban Outfitters, Inc. ●	69
		4,026
	Semiconductors and Semiconductor Equipment - 2.3%
4	ASM Pacific Technology Ltd.	48
1	ASML Holding N.V.	109
2	Cypress Semiconductor Corp.	19
2	First Solar, Inc. ●	75
3	Hynix Semiconductor, Inc.	94
21	Intel Corp.	519
2	International Rectifier Corp. ●	36
2	Lam Research Corp. ●	84
7	NXP Semiconductors N.V. ●	230
12	RF Micro Devices, Inc. ●	64
—	Samsung Electronics Co., Ltd.	206
1	Silicon Laboratories, Inc. ●	50
47	Taiwan Semiconductor Manufacturing Co., Ltd.	170
		1,704
	Software and Services - 7.2%
2	Accenture plc	177
9	Activision Blizzard, Inc. ‡	131
2	Akamai Technologies, Inc. ●	93
1	Alliance Data Systems Corp. ●	190
3	Autodesk, Inc. ●	94
2	Automatic Data Processing, Inc.	155
9	Cadence Design Systems, Inc. ●	130
2	Citrix Systems, Inc. ●	147
2	Cognizant Technology Solutions Corp. ●	133
1	CyrusOne, Inc.	28
4	Dropbox, Inc. ⌂●†	38
10	eBay, Inc. ●	532
—	Equinix, Inc. ●	23
1	Exlservice Holdings, Inc. ●	38
8	Facebook, Inc. ●	206
10	Genpact Ltd.	186
1	Google, Inc. ●	484
—	Heartland Payment Systems, Inc.	11
22	Higher One Holdings, Inc. ●	255
1	IBM Corp.	244

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Software and Services - 7.2% - (continued)
5	Kakaku.com, Inc.	$157
1	LinkedIn Corp. Class A ●	231
10	Microsoft Corp.	360
4	Pactera Technology International Ltd. ●	29
3	QLIK Technologies, Inc. ●	71
4	Teradata Corp. ●	190
16	VeriFone Systems, Inc. ●	270
2	Visa, Inc.	358
13	Yahoo!, Inc. ●	331
		5,292
	Technology Hardware and Equipment - 3.5%
13	AAC Technologies Holdings, Inc.	75
10	Advantech Co., Ltd.	49
4	Anritsu Corp.	50
1	Apple, Inc.	419
1	Arrow Electronics, Inc. ●	48
5	Asustek Computer, Inc.	46
1	Avnet, Inc. ●	50
3	Ciena Corp. ●	62
17	Cisco Systems, Inc.	421
13	Delta Electronics, Inc.	58
13	EMC Corp.	306
16	JDS Uniphase Corp. ●	225
19	Juniper Networks, Inc. ●	365
1	National Instruments Corp.	21
—	QIWI plc ADR	8
1	Rogers Corp. ●	58
5	Telefonaktiebolaget LM Ericsson ADR	59
2	TPK Holding Co., Ltd. ●	38
2	Trimble Navigation Ltd. ●	47
7	Wacom Co., Ltd.	82
72	WPG Holdings Co., Ltd.	85
		2,572
	Telecommunication Services - 3.1%
46	Axiata Group Berhad	95
114	Bezeq Israeli Telecommunication Corp., Ltd.	152
32	Bharti Airtel Ltd.	158
24	Bharti Infratel Ltd.	62
73	China Unicom Ltd.	96
2	Crown Castle International Corp. ●	171
13	Frontier Communications Co.	51
2	KDDI Corp.	84
2	KT Corp. ADR	26
22	Leap Wireless International, Inc. ●	149
6	MTN Group Ltd. ☼	104
6	NII Holdings, Inc. Class B ●	43
1	P.T. Telekomunikasi Indonesia ADR	58
1	Philippine Long Distance Telephone Co. ADR	65
2	SBA Communications Corp. ●	118
6	SK Telecom Co., Ltd. ADR	117
1	SoftBank Corp.	60
27	Sprint Nextel Corp. ●	189
10	Telefonica S.A. ADR	131
9	Telenor ASA	181
2	T-Mobile US, Inc.	39
4	TW Telecom, Inc. ●	121
		2,270
	Transportation - 3.4%
238	AirAsia Berhad	239
82	AirAsia X Berhad ●☼	32
4	Celadon Group, Inc.	66
7	Covenant Transport ●	42
31	Delta Air Lines, Inc. ●	584
1	DSV A/S	19
3	FedEx Corp.	260
—	Flughafen Zuerich AG	55
1	Genesee & Wyoming, Inc. Class A ●	97
3	Hertz Global Holdings, Inc. ●	80
3	J.B. Hunt Transport Services, Inc.	183
1	Kansas City Southern	91
28	Malaysia Airports Holdings BHD	56
2	Norfolk Southern Corp.	178
19	Transurban Group	120
18	US Airways Group, Inc. ●	297
7	Vitran Corp., Inc. ●	46
3	XPO Logistics, Inc. ●	54
		2,499
	Utilities - 4.0%
2	Alliant Energy Corp.	87
3	American Electric Power Co., Inc.	115
6	Calpine Corp. ●	135
7	Cheung Kong Infrastructure Holdings Ltd.	43
7	Cia de Saneamento Basico do Estado de Sao Paulo	70
4	Cia Paranaense de Energie	43
5	Duke Energy Corp.	321
9	E.On SE	149
33	Enel Green Power S.p.A.	68
20	Enel S.p.A.	63
13	ENN Energy Holdings Ltd.	71
5	GDF Suez	104
101	Guangdong Investment Ltd.	88
16	Iberdrola S.A.	84
—	Infraestructura Energetica Nova, S.A.B. de C.V. ●	1
23	National Grid plc	260
6	NextEra Energy, Inc.	485
3	Northeast Utilities	123
19	NTPC Ltd.	47
2	OGE Energy Corp.	150
15	Osaka Gas Co., Ltd.	63
4	PG&E Corp.	187
1	Red Electrica Corporacion S.A.	33
11	Snam S.p.A.	50
6	Suez Environment S.A.	83
10	Tokyo Gas Co., Ltd.	53
		2,976
	Total common stocks
	(cost $64,629)	$71,288

PREFERRED STOCKS - 0.4%
	Automobiles and Components - 0.3%
1	Volkswagen AG N.V.	$239

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Research HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.4% - (continued)
	Software and Services - 0.1%
7	FireEye, Inc. Private Placement ⌂†		$81

	Total preferred stocks
	(cost $303)		$320

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
1	Micex AP Generis ⌂■		$2

	Total warrants
	(cost $2)		$2

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools and Funds - 0.1%
1	iShares S&P North American Technology Sector Index Fund		$74

	Total exchange traded funds
	(cost $73)		$74

	Total long-term investments
	(cost $65,007)		$71,684

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $4, collateralized by GNMA 3.00%, 2042, value of $4)
$4	0.13%, 6/28/2013		$4
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $92, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $93)
92	0.15%, 6/28/2013		92
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $178, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $181)
178	0.12%, 6/28/2013		178
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $123, collateralized by U.S. Treasury Note 3.13%, 2021, value of $125)
123	0.10%, 6/28/2013		123
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $364,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $369)
364	0.10%, 6/28/2013		364
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $4, collateralized by FNMA 4.50%, 2035, value of $4)
4	0.25%, 6/28/2013		4
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $146, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $149)
146	0.10%, 6/28/2013		146
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $257, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $262)
257	0.12%, 6/28/2013		257
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $4, collateralized by U.S. Treasury Note 0.63%, 2014, value of $4)
4	0.09%, 6/28/2013		4
			1,172
	Total short-term investments
	(cost $1,172)		$1,172

	Total investments
	(cost $66,179) ▲	98.7%	$72,856
	Other assets and liabilities	1.3%	959
	Total net assets	100.0%	$73,815

The accompanying notes are an integral part of these financial statements.

10

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $67,338 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,624
Unrealized Depreciation	(3,106)
Net Unrealized Appreciation	$5,518

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2013, the aggregate value of these securities was $119, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $2, which rounds to zero percent of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $67, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	$38
12/2012	7	FireEye, Inc. Private Placement Preferred	71
05/2013	1	Micex AP Generis Warrants - 144A	2

At June 30, 2013, the aggregate value of these securities was $121, which represents 0.2% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $652 at June 30, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	07/03/2013	JPM	$266	$264	$(2)
AUD	Sell	07/01/2013	CBA	27	26	1
AUD	Sell	07/01/2013	JPM	177	176	1
CHF	Buy	07/03/2013	UBS	525	525	–
CHF	Sell	07/03/2013	UBS	319	319	–
DKK	Buy	07/03/2013	JPM	105	105	–
EUR	Buy	07/02/2013	HSBC	291	291	–
EUR	Buy	07/03/2013	HSBC	880	880	–
EUR	Sell	07/02/2013	HSBC	165	165	–
EUR	Sell	07/03/2013	HSBC	1,308	1,308	–

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Research HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at June 30, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
GBP	Buy	07/03/2013	BCLY	$507	$507	$–
GBP	Sell	07/03/2013	BCLY	2,244	2,244	–
HKD	Buy	07/03/2013	JPM	268	268	–
HKD	Sell	07/03/2013	JPM	487	487	–
IDR	Buy	07/01/2013	JPM	1	1	–
JPY	Buy	07/01/2013	DEUT	395	389	(6)
JPY	Buy	07/03/2013	JPM	509	508	(1)
JPY	Sell	07/01/2013	DEUT	391	359	32
JPY	Sell	07/01/2013	DEUT	30	30	–
JPY	Sell	07/29/2013	DEUT	218	215	3
JPY	Sell	12/20/2013	DEUT	153	151	2
JPY	Sell	07/01/2013	JPM	38	37	1
JPY	Sell	07/03/2013	JPM	1,590	1,588	2
MYR	Buy	07/08/2013	JPM	32	33	1
NOK	Buy	07/03/2013	JPM	322	322	–
NOK	Sell	07/03/2013	JPM	127	127	–
PLN	Buy	07/03/2013	JPM	53	53	–
PLN	Sell	07/03/2013	JPM	16	16	–
SEK	Buy	07/03/2013	JPM	27	27	–
SEK	Sell	07/03/2013	JPM	76	76	–
SGD	Buy	07/03/2013	JPM	11	11	–
SGD	Sell	07/03/2013	JPM	165	165	–
TRY	Buy	07/02/2013	JPM	85	85	–
ZAR	Buy	07/05/2013	JPM	162	162	–
						$34

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBA	Commonwealth Bank of Australia
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian New Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

Hartford Global Research HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2013 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,306	$270	$1,036	$–
Banks	5,008	2,173	2,835	–
Capital Goods	5,166	4,104	1,062	–
Commercial and Professional Services	297	292	5	–
Consumer Durables and Apparel	1,620	666	954	–
Consumer Services	444	310	134	–
Diversified Financials	2,937	1,523	1,414	–
Energy	6,061	4,130	1,931	–
Food and Staples Retailing	1,528	709	819	–
Food, Beverage and Tobacco	6,836	4,764	2,072	–
Health Care Equipment and Services	2,256	2,050	206	–
Household and Personal Products	263	6	257	–
Insurance	2,533	1,301	1,232	–
Materials	3,707	2,164	1,543	–
Media	2,547	2,430	117	–
Pharmaceuticals, Biotechnology and Life Sciences	5,674	4,645	1,029	–
Real Estate	1,766	960	806	–
Retailing	4,026	3,398	628	–
Semiconductors and Semiconductor Equipment	1,704	1,186	518	–
Software and Services	5,292	5,097	157	38
Technology Hardware and Equipment	2,572	2,089	483	–
Telecommunication Services	2,270	1,278	992	–
Transportation	2,499	2,034	433	32
Utilities	2,976	1,717	1,259	–
Total	71,288	49,296	21,922	70
Exchange Traded Funds	74	74	–	–
Preferred Stocks	320	–	239	81
Warrants	2	2	–	–
Short-Term Investments	1,172	–	1,172	–
Total	$72,856	$49,372	$23,333	$151
Foreign Currency Contracts*	43	–	43	–
Total	$43	$–	$43	$–
Liabilities:
Foreign Currency Contracts*	9	–	9	–
Total	$9	$–	$9	$–

♦	For the six-month period ended June 30, 2013, investments valued at $1,216 were transferred from Level 1 to Level 2, and investments valued at $49 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

13

Hartford Global Research HLS Fund

Investment Valuation Hierarchy Level Summary – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2013
Assets:
Common Stocks	$37	$—	$2	†	$—	$33	$(1)	$—	$(1)	$70
Preferred Stocks	64	—	17	‡	—	—	—	—	—	81
Total	$101	$—	$19		$—	$33	$(1)	$—	$(1)	$151

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $3.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $17.

The accompanying notes are an integral part of these financial statements.

14

Hartford Global Research HLS Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $66,179)	$72,856
Foreign currency on deposit with custodian (cost $10)	10
Unrealized appreciation on foreign currency contracts	43
Receivables:
Investment securities sold	15,280
Fund shares sold	65
Dividends and interest	161
Total assets	88,415
Liabilities:
Unrealized depreciation on foreign currency contracts	9
Bank overdraft	7
Payables:
Investment securities purchased	14,225
Fund shares redeemed	327
Investment management fees	11
Distribution fees	1
Accrued expenses	20
Total liabilities	14,600
Net assets	$73,815
Summary of Net Assets:
Capital stock and paid-in-capital	$74,161
Undistributed net investment income	1,612
Accumulated net realized loss	(8,666)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	6,708
Net assets	$73,815
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$11.45
Shares outstanding	4,547
Net assets	$52,077
Class IB: Net asset value per share	$11.39
Shares outstanding	1,908
Net assets	$21,738

The accompanying notes are an integral part of these financial statements.

15

Hartford Global Research HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2013 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$1,051
Interest	1
Less: Foreign tax withheld	(76)
Total investment income, net	976

Expenses:
Investment management fees	348
Distribution fees - Class IB	29
Custodian fees	4
Accounting services fees	7
Board of Directors' fees	1
Audit fees	9
Other expenses	11
Total expenses (before fees paid indirectly)	409
Commission recapture	(1)
Total fees paid indirectly	(1)
Total expenses, net	408
Net Investment Income	568

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	6,010
Net realized gain on futures	7
Net realized gain on foreign currency contracts	53
Net realized gain on other foreign currency transactions	8
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	6,078

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(262)
Net unrealized depreciation of foreign currency contracts	(7)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(4)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(273)
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	5,805
Net Increase in Net Assets Resulting from Operations	$6,373

The accompanying notes are an integral part of these financial statements.

16

Hartford Global Research HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$568	$980
Net realized gain on investments, other financial instruments and foreign currency transactions	6,078	3,819
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(273)	8,656
Net Increase in Net Assets Resulting from Operations	6,373	13,455
Distributions to Shareholders:
From net investment income
Class IA	—	(627)
Class IB	—	(228)
Total distributions	—	(855)
Capital Share Transactions:
Class IA
Sold	6,335	10,859
Issued on reinvestment of distributions	—	627
Redeemed	(11,495)	(20,019)
Total capital share transactions	(5,160)	(8,533)
Class IB
Sold	2,819	5,524
Issued on reinvestment of distributions	—	228
Redeemed	(6,111)	(12,440)
Total capital share transactions	(3,292)	(6,688)
Net decrease from capital share transactions	(8,452)	(15,221)
Net Decrease in Net Assets	(2,079)	(2,621)
Net Assets:
Beginning of period	75,894	78,515
End of period	$73,815	$75,894
Undistributed (distribution in excess of) net investment income	$1,612	$1,044
Shares:
Class IA
Sold	557	1,084
Issued on reinvestment of distributions	—	63
Redeemed	(1,011)	(1,997)
Total share activity	(454)	(850)
Class IB
Sold	249	557
Issued on reinvestment of distributions	—	23
Redeemed	(539)	(1,249)
Total share activity	(290)	(669)

The accompanying notes are an integral part of these financial statements.

17

Hartford Global Research HLS Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford Global Research HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to

18

purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling and trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the bond’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to

19

Hartford Global Research HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share,

20

payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period

21

Hartford Global Research HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the

22

counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. As of June 30, 2013, the Fund had no outstanding futures contracts.

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$43	$—	$—	$—	$—	$43
Total	$—	$43	$—	$—	$—	$—	$43

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$9	$—	$—	$—	$—	$9
Total	$—	$9	$—	$—	$—	$—	$9

The ratio of foreign exchange contracts to net assets at June 30, 2013 was 13.43%, compared to the six-month period ended June 30, 2013, average ratio of foreign exchange contracts to net assets of 3.07%. The volume of other derivatives that are presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

23

Hartford Global Research HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$7	$—	$—	$7
Net realized gain on foreign currency contracts	—	53	—	—	—	—	53
Total	$—	$53	$—	$7	$—	$—	$60

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(7)	$—	$—	$—	$—	$(7)
Total	$—	$(7)	$—	$—	$—	$—	$(7)

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$1,172	$—	$1,172	$—	$(1,191)	$—
Unrealized appreciation on foreign currency contracts	43	—	43	(9)	—	34
Total subject to a master netting or similar arrangement	$1,215	$—	$1,215	$(9)	$(1,191)	$34

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Unrealized depreciation on foreign currency contracts	$9	$—	$9	$(9)	$—	$—
Total subject to a master netting or similar arrangement	$9	$—	$9	$(9)	$—	$—

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

24

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$855	$13

25

Hartford Global Research HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$1,099
Accumulated Capital and Other Losses*	(13,597)
Unrealized Appreciation†	5,779
Total Accumulated Deficit	$(6,719)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$91
Accumulated Net Realized Gain (Loss)	(91)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$13,597
Total	$13,597

During the year ended December 31, 2012, the Fund utilized $3,364 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized

26

tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.9000%
On next $500 million	0.8750%
On next $4 billion	0.8500%
On next $5 billion	0.8475%
Over $10 billion	0.8450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

27

Hartford Global Research HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.98%
Class IB	1.23

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

g)	Payments from Affiliates – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes payments from an affiliate. Had the payments from the affiliate been excluded, the impact and total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.02%	0.02%
Total Return Excluding Payment from Affiliate	42.10%	41.76%

28

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$43,782
Sales Proceeds Excluding U.S. Government Obligations	53,522

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

29

Hartford Global Research HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$10.56	$0.11	$0.78	$0.89	$–	$–	$–	$–	$11.45
IB	10.52	0.10	0.77	0.87	–	–	–	–	11.39

For the Year Ended December 31, 2012
IA	9.02	0.15	1.51	1.66	(0.12)	–	–	(0.12)	10.56
IB	8.98	0.13	1.50	1.63	(0.09)	–	–	(0.09)	10.52

For the Year Ended December 31, 2011
IA	9.94	0.11	(1.03)	(0.92)	–	–	–	–	9.02
IB	9.93	0.09	(1.04)	(0.95)	–	–	–	–	8.98

For the Year Ended December 31, 2010
IA	8.67	0.10	1.28	1.38	(0.11)	–	–	(0.11)	9.94
IB	8.66	0.08	1.28	1.36	(0.09)	–	–	(0.09)	9.93

For the Year Ended December 31, 2009
IA	6.16	0.08	2.51	2.59	(0.08)	–	–	(0.08)	8.67
IB	6.15	0.07	2.50	2.57	(0.06)	–	–	(0.06)	8.66

From January 31, 2008 (commencement of operations) through December 31, 2008
IA(H)	10.00	–	(3.78)	(3.78)	(0.05)	–	(0.01)	(0.06)	6.16
IB(H)	10.00	(0.08)	(3.72)	(3.80)	(0.04)	–	(0.01)	(0.05)	6.15

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	Commenced operations on January 31, 2008.
(I)	During the year ended December 31, 2008, the Fund incurred $95.4 million in sales associated with the transition of assets from Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund, which merged into the Fund on August 22, 2008. These sales were excluded from the portfolio turnover rate calculation.

30

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

8.50	%(E)	$52,077	0.98	%(F)	0.98	%(F)	1.55	%(F)	57%
8.34	(E)	21,738	1.23	(F)	1.23	(F)	1.29	(F)	–

18.39		52,785	1.04		1.04		1.28		85
18.10		23,109	1.29		1.29		1.03		–

(9.28)		52,768	1.03		1.03		1.01		86
(9.51)		25,747	1.28		1.28		0.76		–

16.01		69,740	1.01		0.98		1.03		92
15.72		35,774	1.26		1.23		0.78		–

42.13	(G)	67,012	1.16		1.06		1.17		124
41.79	(G)	37,695	1.41		1.31		0.93		–

(37.87	)(E)	48,627	1.02	(F)	0.94	(F)	1.29	(F)	335	(I)
(38.01	)(E)	31,008	1.27	(F)	1.19	(F)	0.99	(F)	–

31

Hartford Global Research HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

32

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

33

Hartford Global Research HLS Fund

Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford Global Research HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,085.00	$5.07	$1,000.00	$1,019.93	$4.91	0.98%	181	365
Class IB	$1,000.00	$1,083.40	$6.35	$1,000.00	$1,018.70	$6.16	1.23%	181	365

35

Hartford Global Research HLS Fund

Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

36

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-GR13 8-13 113540-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD GROWTH HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Growth HLS Fund inception 04/30/2002

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Growth IA	11.43%	19.49%	4.00%	6.40%
Growth IB	11.29%	19.19%	3.74%	6.13%
Russell 1000 Growth Index	11.80%	17.07%	7.47%	7.40%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.83% and 1.08%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Growth HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Manager
Andrew J. Shilling, CFA
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Growth HLS Fund returned 11.43% for the six-month period ended June 30, 2013, underperforming its benchmark, the Russell 1000 Growth Index, which returned 11.80% for the same period. The Fund also underperformed the 11.80% average return of the Variable Products-Underlying Funds Lipper Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

All ten sectors of the Russell 1000 Growth Index had positive returns for the period. Health Care (+20.7%), Consumer Discretionary (+20.3%), and Telecommunication Services (+14.9%) performed the best, while Information Technology (+1.9%) and Utilities (+6.4) lagged on a relative basis. Growth stocks (+11.8%) underperformed Value stocks (+15.9%), as measured by the Russell 1000 Growth and Russell 1000 Value Indices, respectively.

The Fund’s relative performance benefited from strong security selection in Consumer Staples, Information Technology, and Industrials. However, this was outweighed by weaker security selection in Consumer Discretionary and Health Care, which detracted from relative returns. Sector allocation, which is a residual of bottom-up stock selection, contributed positively to relative performance. Positive effects from an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Consumer Discretionary was enough to offset the negative effects of the Fund’s overweight exposure to Information Technology and underweight exposure to Health Care. A modest cash position also detracted from performance in an upward-trending market.

Top detractors from benchmark relative performance during the period were Edwards Lifesciences (Health Care), Microsoft (Information Technology), and Cognizant Technology Solutions (Information Technology). Shares of Edwards Lifesciences, a medical device company specializing in heart valve technology and treatments for cardiovascular diseases, declined after it reported disappointing first quarter 2013 results due to poor transcatheter heart valve (THV) sales. Our underweight position in software and services company Microsoft detracted as shares moved higher during the period. The company posted better-than-expected quarterly earnings as the enterprise business continued to deliver strong results, more than offsetting the sluggish consumer business. Cognizant Technology Solutions, a U.S.-based provider of customized information technology, consulting, and business process outsourcing services, saw its shares decline despite solid quarterly results and positive guidance for 2013. The stock was under pressure due to uncertainty regarding how a proposed immigration bill will affect the company. Stocks that detracted most from absolute performance (i.e. total return) also included Apple (Information Technology) and Allergan (Health Care).

Green Mountain Coffee Roasters (Consumer Staples), Apple (Information Technology), and Gilead Sciences (Health Care) were the top contributors to relative performance during the period. Shares of Green Mountain Coffee Roasters, a provider of single-cup brewers and portion packs, outperformed during the period after the firm posted solid earnings. Investors also took solace from Starbucks' tepid sales results for its single serve Verismo machines. Our underweight in Apple contributed to relative performance as shares of the company fell when the company missed revenue expectations and issued disappointing earnings guidance. Shares of Gilead Sciences, a U.S.-based biopharmaceutical company, moved steadily higher alongside positive news flow, including passing the first hurdle for the firm's hepatitis C single tablet

3

Hartford Growth HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

regimen. Top absolute contributors for the period also included Google (Information Technology).

What is the outlook?

We believe the global economy is gradually normalizing. While there are fears among market participants about the Fed reducing its quantitative easing measures, we are not overly concerned as we view this action as a shift from a “surge” in liquidity to becoming a source of steady liquidity. We believe that the U.S. economy remains poised for a continued modest recovery as consumer spending is still buoyed by household balance sheet and steady job gains. However, we believe the U.S. is still not creating jobs fast enough and a large part of the reduction in the unemployment rate is due to people dropping out of the labor force. Housing remains in a solid uptrend and we believe the shortage of inventory should boost prices further in the near term. With the Fed’s announcement that quantitative easing might end sooner than anticipated and with interest rates starting to increase, we believe that the U.S. economy will continue to slowly strengthen into the second half of 2013. At this point, we are cautiously optimistic and anticipate moderate growth within the U.S. going forward for 2013.

We believe Europe is gradually healing with growth likely to remain subpar but with the downside risks abating. In China, the transition from an infrastructure, heavy investment spending economy to a more diversified economy has been uneven, but we believe their policy makers have the tools to manage the transition. In our view, China should maintain above average growth. In Japan, we believe that the liquidity boost from accommodative monetary policy and growth recovery should add to the overall world economic recovery.

Our investment discipline is focused on finding proven companies with attractive valuations, solid fundamentals, and sustainable growth business models. At the end of the period, our largest overweights were to Consumer Discretionary and Information Technology, while we remained underweight Industrials and Consumer Staples, relative to the benchmark.

Diversification by Industry
as of June 30, 2013
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	1.7%
Capital Goods (Industrials)	5.4
Commercial and Professional Services (Industrials)	1.9
Consumer Durables and Apparel (Consumer Discretionary)	6.3
Consumer Services (Consumer Discretionary)	5.5
Diversified Financials (Financials)	4.5
Energy (Energy)	3.3
Food and Staples Retailing (Consumer Staples)	1.4
Food, Beverage and Tobacco (Consumer Staples)	6.1
Health Care Equipment and Services (Health Care)	2.4
Materials (Materials)	2.1
Media (Consumer Discretionary)	7.3
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	9.7
Real Estate (Financials)	0.8
Retailing (Consumer Discretionary)	11.2
Semiconductors and Semiconductor Equipment (Information Technology)	2.0
Software and Services (Information Technology)	21.7
Technology Hardware and Equipment (Information Technology)	4.7
Transportation (Industrials)	1.7
Short-Term Investments	0.1
Other Assets and Liabilities	0.2
Total	100.0%

4

Hartford Growth HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.7%
	Automobiles and Components - 1.7%
85	Harley-Davidson, Inc.	$4,687

	Capital Goods - 5.4%
87	AMETEK, Inc.	3,676
24	Cummins, Inc.	2,640
52	Eaton Corp. plc	3,418
10	Precision Castparts Corp.	2,275
59	Safran S.A. ADR	3,094
		15,103
	Commercial and Professional Services - 1.9%
30	IHS, Inc. ●	3,133
64	Nielsen Holdings N.V.	2,137
		5,270
	Consumer Durables and Apparel - 6.3%
177	D.R. Horton, Inc.	3,775
89	Lennar Corp.	3,190
41	Michael Kors Holdings Ltd. ●	2,516
24	PVH Corp.	3,053
15	Ralph Lauren Corp.	2,681
43	Under Armour, Inc. Class A ●	2,562
		17,777
	Consumer Services - 5.5%
4	Chipotle Mexican Grill, Inc. ●	1,616
106	Dunkin' Brands Group, Inc.	4,543
59	Starwood Hotels & Resorts, Inc.	3,718
32	Wyndham Worldwide Corp.	1,813
14	Wynn Resorts Ltd.	1,748
30	Yum! Brands, Inc.	2,072
		15,510
	Diversified Financials - 4.5%
43	American Express Co.	3,200
13	BlackRock, Inc.	3,443
16	IntercontinentalExchange, Inc. ●	2,776
60	JP Morgan Chase & Co.	3,154
		12,573
	Energy - 3.3%
35	Anadarko Petroleum Corp.	2,970
30	Cameron International Corp. ●	1,850
96	Cobalt International Energy, Inc. ●	2,541
28	National Oilwell Varco, Inc.	1,911
		9,272
	Food and Staples Retailing - 1.4%
70	CVS Caremark Corp.	3,986

	Food, Beverage and Tobacco - 6.1%
39	Anheuser-Busch InBev N.V.	3,557
85	Green Mountain Coffee Roasters, Inc. ●	6,369
23	Mead Johnson Nutrition Co.	1,805
49	Monster Beverage Corp. ●	2,967
121	Pernod-Ricard S.A.	2,643
		17,341
	Health Care Equipment and Services - 2.4%
53	Covidien plc	3,341
108	Hologic, Inc. ●	2,087
3	Intuitive Surgical, Inc. ●	1,429
		6,857
	Materials - 2.1%
60	Monsanto Co.	5,882

	Media - 7.3%
102	Comcast Corp. Class A	4,265
110	News Corp. Class A	3,598
1,134	Sirius XM Radio, Inc. w/ Rights	3,798
67	Time Warner, Inc.	3,870
81	Walt Disney Co.	5,102
		20,633
	Pharmaceuticals, Biotechnology and Life Sciences - 9.7%
70	Agilent Technologies, Inc.	2,986
37	Allergan, Inc.	3,096
22	Biogen Idec, Inc. ●	4,839
92	Bristol-Myers Squibb Co.	4,099
144	Gilead Sciences, Inc. ●	7,350
13	Regeneron Pharmaceuticals, Inc. ●	2,982
23	Vertex Pharmaceuticals, Inc. ●	1,871
		27,223
	Real Estate - 0.8%
33	American Tower Corp. REIT	2,407

	Retailing - 11.2%
48	Abercrombie & Fitch Co. Class A	2,168
6	Amazon.com, Inc. ●	1,529
13	AutoZone, Inc. ●	5,516
53	Dollar General Corp. ●	2,669
60	Family Dollar Stores, Inc.	3,752
54	Home Depot, Inc.	4,168
170	Lowe's Cos., Inc.	6,947
6	Priceline.com, Inc. ●	4,814
		31,563
	Semiconductors and Semiconductor Equipment - 2.0%
120	Altera Corp.	3,970
47	Broadcom Corp. Class A	1,584
		5,554
	Software and Services - 21.7%
22	Alliance Data Systems Corp. ●	4,004
67	Citrix Systems, Inc. ●	4,012
63	Cognizant Technology Solutions Corp. ●	3,920
118	eBay, Inc. ●	6,087
142	Facebook, Inc. ●	3,536
13	Google, Inc. ●	11,322
22	IBM Corp.	4,119
18	LinkedIn Corp. Class A ●	3,257
8	Mastercard, Inc.	4,766
96	Oracle Corp.	2,946
73	Salesforce.com, Inc. ●	2,773
81	ServiceNow, Inc. ●	3,267
57	Splunk, Inc. ●	2,647
24	Visa, Inc.	4,346
		61,002
	Technology Hardware and Equipment - 4.7%
18	Apple, Inc.	7,001
128	Cisco Systems, Inc.	3,116
156	Juniper Networks, Inc. ●	3,020
		13,137

The accompanying notes are an integral part of these financial statements.

5

Hartford Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.7% - (continued)
	Transportation - 1.7%
42	J.B. Hunt Transport Services, Inc.		$3,015
17	Kansas City Southern		1,757
			4,772
	Total common stocks
	(cost $230,213)		$280,549

	Total long-term investments
	(cost $230,213)		$280,549

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1, collateralized by GNMA 3.00%, 2042, value of $1)
$1	0.13%, 6/28/2013		$1
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $17, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $17)
17	0.15%, 6/28/2013		17
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $33, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $34)
33	0.12%, 6/28/2013		33
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $23, collateralized by U.S. Treasury Note 3.13%, 2021, value of $23)
23	0.10%, 6/28/2013		23
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $68,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $69)
68	0.10%, 6/28/2013		68
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1, collateralized by FNMA 4.50%, 2035, value of $1)
1	0.25%, 6/28/2013		1
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $27, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $28)
27	0.10%, 6/28/2013		27
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $48, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $49)
48	0.12%, 6/28/2013		48
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 0.63%, 2014, value of $1)
1	0.09%, 6/28/2013		1
			219
	Total short-term investments
	(cost $219)		$219

	Total investments
	(cost $230,432) ▲	99.8%	$280,768
	Other assets and liabilities	0.2%	588
	Total net assets	100.0%	$281,356

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $231,698 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$54,624
Unrealized Depreciation	(5,554)
Net Unrealized Appreciation	$49,070

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$280,549	$280,549	$–	$–
Short-Term Investments	219	–	219	–
Total	$280,768	$280,549	$219	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

8

Hartford Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $230,432)	$280,768
Cash	2
Receivables:
Investment securities sold	2,525
Fund shares sold	297
Dividends and interest	118
Total assets	283,710
Liabilities:
Payables:
Investment securities purchased	1,987
Fund shares redeemed	297
Investment management fees	37
Distribution fees	3
Accrued expenses	30
Total liabilities	2,354
Net assets	$281,356
Summary of Net Assets:
Capital stock and paid-in-capital	$220,507
Undistributed net investment income	74
Accumulated net realized gain	10,439
Unrealized appreciation of investments	50,336
Net assets	$281,356
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$14.41
Shares outstanding	15,020
Net assets	$216,451
Class IB: Net asset value per share	$14.10
Shares outstanding	4,604
Net assets	$64,905

The accompanying notes are an integral part of these financial statements.

9

Hartford Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,351
Interest	1
Less: Foreign tax withheld	(17)
Total investment income, net	1,335

Expenses:
Investment management fees	1,211
Transfer agent fees	2
Distribution fees - Class IB	85
Custodian fees	3
Accounting services fees	15
Board of Directors' fees	5
Audit fees	6
Other expenses	42
Total expenses (before fees paid indirectly)	1,369
Commission recapture	—
Total fees paid indirectly	—
Total expenses, net	1,369
Net Investment Loss	(34)

Net Realized Gain on Investments:
Net realized gain on investments	22,478
Net Realized Gain on Investments	22,478

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	11,546
Net Changes in Unrealized Appreciation of Investments	11,546
Net Gain on Investments	34,024
Net Increase in Net Assets Resulting from Operations	$33,990

The accompanying notes are an integral part of these financial statements.

10

Hartford Growth HLS Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income (loss)	$(34)	$132
Net realized gain on investments	22,478	41,625
Net unrealized appreciation of investments	11,546	13,554
Net Increase in Net Assets Resulting from Operations	33,990	55,311
Capital Share Transactions:
Class IA
Sold	14,059	35,467
Redeemed	(57,275)	(88,213)
Total capital share transactions	(43,216)	(52,746)
Class IB
Sold	4,164	7,707
Redeemed	(14,074)	(29,736)
Total capital share transactions	(9,910)	(22,029)
Net decrease from capital share transactions	(53,126)	(74,775)
Net Decrease in Net Assets	(19,136)	(19,464)
Net Assets:
Beginning of period	300,492	319,956
End of period	$281,356	$300,492
Undistributed (distribution in excess of) net investment income	$74	$108
Shares:
Class IA
Sold	1,008	2,848
Redeemed	(4,011)	(7,121)
Total share activity	(3,003)	(4,273)
Class IB
Sold	303	629
Redeemed	(1,020)	(2,436)
Total share activity	(717)	(1,807)

The accompanying notes are an integral part of these financial statements.

11

Hartford Growth HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the

13

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts

14

(“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

4.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to

15

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$—	$460

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$108
Accumulated Capital and Other Losses*	(10,773)
Unrealized Appreciation†	37,524
Total Accumulated Earnings	$26,859

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(24)
Accumulated Net Realized Gain (Loss)	300
Capital Stock and Paid-in-Capital	(276)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

16

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$10,773
Total	$10,773

During the year ended December 31, 2012, the Fund utilized $42,065 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8000%
On next $250 million	0.7500%
On next $500 million	0.7000%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

17

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.84%
Class IB	1.09

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

7.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$81,527
Sales Proceeds Excluding U.S. Government Obligations	134,767

18

8.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

19

Hartford Growth HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$12.93	$0.01	$1.47	$1.48	$–	$–	$–	$–	$14.41
IB	12.67	(0.02)	1.45	1.43	–	–	–	–	14.10

For the Year Ended December 31, 2012
IA	10.92	0.01	2.00	2.01	–	–	–	–	12.93
IB	10.73	(0.02)	1.96	1.94	–	–	–	–	12.67

For the Year Ended December 31, 2011
IA	12.02	0.01	(1.09)	(1.08)	(0.02)	–	–	(0.02)	10.92
IB	11.81	(0.03)	(1.05)	(1.08)	–	–	–	–	10.73

For the Year Ended December 31, 2010 (G)
IA	10.07	0.02	1.93	1.95	–	–	–	–	12.02
IB	9.92	–	1.89	1.89	–	–	–	–	11.81

For the Year Ended December 31, 2009
IA	7.53	0.04	2.54	2.58	(0.04)	–	–	(0.04)	10.07
IB	7.42	0.02	2.49	2.51	(0.01)	–	–	(0.01)	9.92

For the Year Ended December 31, 2008
IA	13.39	0.03	(5.47)	(5.44)	(0.03)	(0.39)	–	(0.42)	7.53
IB	13.18	–	(5.37)	(5.37)	–	(0.39)	–	(0.39)	7.42

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $49.9 million in sales associated with the transition of assets from Hartford Fundamental Growth HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.

20

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

11.43	%(E)	$216,451	0.84	%(F)	0.84	%(F)	0.03	%(F)	27%
11.29	(E)	64,905	1.09	(F)	1.09	(F)	(0.22)	(F)	–

18.42		233,089	0.83		0.83		0.10		64
18.12		67,403	1.08		1.08		(0.16)		–

(8.95)		243,509	0.82		0.82		0.06		37
(9.18)		76,447	1.07		1.07		(0.19)		–

19.37		317,464	0.84		0.84		0.21		74	(H)
19.07		108,774	1.09		1.09		(0.04)		–

34.24		242,406	0.88		0.88		0.44		85
33.90		86,556	1.13		1.13		0.20		–

(41.79)		203,993	0.84		0.84		0.27		93
(41.93)		81,720	1.09		1.09		0.02		–

21

Hartford Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

22

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

23

Hartford Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,114.30	$4.40	$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class IB	$1,000.00	$1,112.90	$5.71	$1,000.00	$1,019.39	$5.46	1.09%	181	365

25

Hartford Growth HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Growth Investing Risk: Growth investments can be volatile, and may fail to increase earnings or grow as quickly as anticipated. Growth-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

26

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-G13 8-13 113541-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD HEALTHCARE HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Healthcare HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Healthcare HLS Fund inception 05/01/2000
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Healthcare IA	22.17%	26.49%	11.33%	10.17%
Healthcare IB	22.00%	26.16%	11.05%	9.90%
S&P 500 Index	13.82%	20.58%	7.00%	7.29%
S&P North American Health Care Sector Index	20.78%	28.22%	12.83%	8.79%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

S&P North American Health Care Sector Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.91% and 1.16%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Healthcare HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Ann C. Gallo	Jean M. Hynes, CFA	Robert L. Deresiewicz	Kirk J. Mayer, CFA
Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst

How did the Fund perform?

The Class IA shares of the Hartford Healthcare HLS Fund returned 22.17% for the six-month period ended June 30, 2013, outperforming its benchmark, the S&P North American Health Care Sector Index, which returned 20.78% for the same period. The Fund outperformed the 20.18% average return of the Variable Products-Underlying Funds Lipper Health and Biotechnology Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Health Care stocks (+21%) outperformed both the broader U.S. market (+14%) and the global equity market (+9%) during the period, as measured by the S&P North American Health Care Sector, S&P 500, and the MSCI World Indexes, respectively. Within the S&P North American Health Care Sector Index, all four sub-sectors posted positive returns. Specialty Pharmaceuticals/Biotechnology (+28%) gained the most while Health Services rose 22%, Major Pharmaceuticals rose 20%, and Medical Technology rose 13%.

The Fund outperformed its benchmark primarily due to strong security selection. Positive stock selection in Medical Technology and Health Services was the primary driver of the Fund’s relative outperformance, more than offsetting weak security selection in Specialty Pharmaceuticals/Biotechnology and Major Pharmaceuticals. Sector allocation had a neutral impact on relative performance with an underweight (i.e. the Fund’s position was less than the benchmark position) to Medical Technology and an overweight to Specialty Pharmaceuticals/Biotechnology helping relative performance.

Holdings of TESARO (Specialty Pharmaceuticals), Alkermes (Specialty Pharmaceuticals), and Boston Scientific (Medical Technology) contributed most to benchmark-relative results. Oncology-focused biopharmaceutical company TESARO saw shares rise as investors continued to gain confidence in their robust drug pipeline focused on cancer. Shares of drug developer Alkermes rose on the announcement of positive phase two test results from its depression drug. Shares of medical technology company Boston Scientific responded positively to management’s plans for longer-term growth presented during the first quarter. Top contributors to absolute performance (i.e. total return) during the period also included Gilead Sciences (Specialty Pharmaceuticals) and CIGNA (Health Services).

Holdings of Orthofix International (Medical Technology), Celgene (Specialty Pharmaceuticals), and Volcano (Medical Technology) detracted from benchmark-relative performance. Medical device company Orthofix International saw its shares trade lower following the release of earnings results below investor expectations. Not owning global biotechnology company Celgene hurt relative performance as the stock is a component of the benchmark and had strong performance during the period after the company reported better-than-expected long term guidance. Shares of Volcano Corporation, designer, manufacturer, and retailer of precision guided therapy tools, fell after management provided revenue and earnings guidance below expectations. Top detractors from absolute performance during the period also included Infinity Pharmaceutical (Specialty Pharmaceuticals) and Rigel Pharmaceutical (Specialty Pharmaceuticals).

What is the outlook?

While the U.S. elections and Fiscal Cliff are behind us, we continue to believe that further Medicare and Medicaid cuts are inevitable as the U.S. Congress seeks to avoid prolonged sequestration, address the debt ceiling limit, and fund appropriations. While painful, this approach will undoubtedly result in more targeted, thoughtful changes than the 2% across the board cut to Medicare reimbursement currently dictated by sequestration. As we have said in the past, while it is impossible at this point to predict the details, the outcome appears clear. The bar has been raised for companies seeking reimbursement for health care products and services in the U.S. and across the globe. Going forward, we believe success will accrue only to those companies able to offer a demonstrable improvement over current standards of care, or alternatively, to those companies able to offer an equivalent level of care but at lower cost. This is one of the key tenets upon which we have structured the Fund’s portfolio.

We continue to find attractive investments within the Pharmaceutical and Biotechnology sectors, despite recent strength. Pipelines of several major biopharmaceutical companies are meaningfully improved relative to where they have been in recent years, and investors have begun to look through the current period of patent expiries. Cost-cutting measures, strong growth in emerging markets, and the improving Food and Drug Administration posture are all also contributing to the favorable outlook. Japanese pharmaceutical

3

Hartford Healthcare HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

companies remain attractive given their strong balance sheets and the value of their pipelines relative to the companies’ current market capitalizations.

Within Medical Technology, we continue to look for companies with underappreciated franchises or promising Research & Development projects. We continue to believe that cardiovascular disease represents one of the strongest areas for growth, with a large, under-penetrated market particularly for atrial fibrillation procedures. We believe longer-term prospects for the industry remain solid, as procedure volumes return to normal after the slowdown in 2010 - 2011 and emerging markets become more significant growth drivers.

Within Health Care Services, relative to recent years, the Fund’s holdings are more diversified among the various subsectors. Despite the near term uncertainty, we believe managed care companies are best positioned to address the cost issue longer term. While uncertainty regarding the implementation of Affordable Care Act (ACA) exchanges will overhang the group in the near/intermediate term, ultimately we believe that the impact of exchanges on the HMOs (health maintenance organization) will not be as bad as feared. We also believe drug distributors and drug stores, which we believe should continue to benefit from the ongoing conversion of approximately U.S. $100 billion of branded pharmaceuticals to generics over the next several years.

Internationally, we see a number of attractive opportunities in emerging market stocks. In addition to the burgeoning middle class, many emerging market countries are attempting to increase domestic spending on health care and are increasingly looking to the private sector to achieve this objective.

Diversification by Industry
as of June 30, 2013
Industry	Percentage of Net Assets
Biotechnology	24.5%
Drug Retail	3.9
Health Care Distributors	5.6
Health Care Equipment	19.4
Health Care Facilities	1.8
Health Care Services	0.2
Health Care Supplies	0.4
Health Care Technology	0.8
Life Sciences Tools and Services	3.2
Managed Health Care	10.3
Pharmaceuticals	27.5
Research and Consulting Services	1.6
Short-Term Investments	0.5
Other Assets and Liabilities	0.3
Total	100.0%

4

Hartford Healthcare HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Biotechnology - 24.5%
25	Acorda Therapeutics, Inc. ●	$808
52	Algeta ASA ●	1,998
177	Alkermes plc ●	5,081
264	Anacor Pharmaceuticals, Inc. ●	1,478
146	Arena Pharmaceuticals, Inc. ●	1,122
11	Biogen Idec, Inc. ●	2,359
90	Celldex Therapeutics, Inc. ●	1,402
38	Cubist Pharmaceuticals, Inc. ●	1,845
364	Elan Corp. plc ADR ●	5,146
372	Exelixis, Inc. ●	1,687
243	Gilead Sciences, Inc. ●	12,465
75	Incyte Corp. ●	1,639
43	Infinity Pharmaceuticals, Inc. ●	691
102	Ironwood Pharmaceuticals, Inc. ●	1,013
70	NPS Pharmaceuticals, Inc. ●	1,049
27	Onyx Pharmaceuticals, Inc. ●	2,382
11	Prosensa Holdings B.V. ●	210
16	Puma Biotechnology, Inc. ●	723
27	Regeneron Pharmaceuticals, Inc. ●	6,072
262	Rigel Pharmaceuticals, Inc. ●	874
57	Seattle Genetics, Inc. ●	1,803
150	Tesaro, Inc. ●	4,914
41	Vertex Pharmaceuticals, Inc. ●	3,235
		59,996
	Drug Retail - 3.9%
83	CVS Caremark Corp.	4,731
110	Walgreen Co.	4,855
		9,586
	Health Care Distributors - 5.6%
90	Cardinal Health, Inc.	4,254
83	McKesson Corp.	9,497
		13,751
	Health Care Equipment - 19.4%
80	Abbott Laboratories	2,776
59	ABIOMED, Inc. ●	1,274
548	Boston Scientific Corp. ●	5,084
111	Covidien plc	6,961
126	Globus Medical, Inc. ●	2,120
47	Heartware International, Inc. ●	4,475
80	Hologic, Inc. ●	1,535
128	Medtronic, Inc.	6,593
105	Orthofix International N.V. ●	2,811
70	St. Jude Medical, Inc.	3,209
65	Stryker Corp.	4,211
138	Tornier N.V. ●	2,422
98	Volcano Corp. ●	1,775
28	Zimmer Holdings, Inc.	2,079
		47,325
	Health Care Facilities - 1.8%
62	HCA Holdings, Inc.	2,238
98	Health Management Associates, Inc. Class A ●	1,536
132	NMC Health plc	542
		4,316
	Health Care Services - 0.2%
63	Al Noor Hospitals Group ●	608

	Health Care Supplies - 0.4%
25	Dentsply International, Inc.	1,032

	Health Care Technology - 0.8%
155	Allscripts Healthcare Solutions, Inc. ●	2,003

	Life Sciences Tools and Services - 3.2%
78	Agilent Technologies, Inc.	3,340
39	Covance, Inc. ●	3,001
26	MorphoSys AG ●	1,447
		7,788
	Managed Health Care - 10.3%
75	Aetna, Inc.	4,781
109	CIGNA Corp.	7,935
73	Qualicorp S.A. ●	553
181	UnitedHealth Group, Inc.	11,875
		25,144
	Pharmaceuticals - 27.5%
32	Actavis, Inc. ●	4,036
40	Almirall S.A.	510
27	Astellas Pharma, Inc.	1,453
43	AstraZeneca plc ADR	2,048
235	Bristol-Myers Squibb Co.	10,480
78	Cadence Pharmaceuticals, Inc. ●	534
140	Daiichi Sankyo Co., Ltd.	2,330
43	Dr. Reddy's Laboratories Ltd. ADR ●	1,611
55	Eisai Co., Ltd.	2,236
105	Eli Lilly & Co.	5,137
138	Forest Laboratories, Inc. ●	5,669
24	H. Lundbeck A/S	424
44	Johnson & Johnson	3,818
99	Medicines Co. ●	3,046
112	Merck & Co., Inc.	5,181
92	Mylan, Inc. ●	2,863
17	Ono Pharmaceutical Co., Ltd.	1,123
78	Optimer Pharmaceuticals, Inc. ●	1,123
11	Salix Pharmaceuticals Ltd. ●	700
211	Shionogi & Co., Ltd.	4,393
139	Teva Pharmaceutical Industries Ltd. ADR	5,445
46	UCB S.A.	2,450
130	Xenoport, Inc. ●	642
		67,252
	Research and Consulting Services - 1.6%
90	Quintiles Transnational Holdings ●	3,809

	Total common stocks
	(cost $183,423)	$242,610

	Total long-term investments (cost $183,423)	$242,610

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $5, collateralized by GNMA 3.00%, 2042, value of $5)
$5	0.13%, 6/28/2013	$5

The accompanying notes are an integral part of these financial statements.

5

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Repurchase Agreements - 0.5% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $97, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $98)
$97	0.15%, 6/28/2013		$97
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $188, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $191)
188	0.12%, 6/28/2013		188
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $130, collateralized by U.S. Treasury Note 3.13%, 2021, value of $132)
130	0.10%, 6/28/2013		130
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $383,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $389)
383	0.10%, 6/28/2013		383
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $5, collateralized by FNMA 4.50%, 2035, value of $5)
4	0.25%, 6/28/2013		4
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $154, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $157)
154	0.10%, 6/28/2013		154
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $271, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $276)
271	0.12%, 6/28/2013		271
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $4, collateralized by U.S. Treasury Note 0.63%, 2014, value of $4)
4	0.09%, 6/28/2013		4
			1,236
	Total short-term investments
	(cost $1,236)		$1,236

	Total investments
	(cost $184,659) ▲	99.7%	$243,846
	Other assets and liabilities	0.3%	710
	Total net assets	100.0%	$244,556

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $185,828 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$65,396
Unrealized Depreciation	(7,378)
Net Unrealized Appreciation	$58,018

●	Non-income producing.

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	07/01/2013	DEUT	$4,891	$4,823	$(68)
JPY	Sell	07/01/2013	DEUT	5,256	4,823	433
JPY	Sell	12/20/2013	DEUT	5,519	5,443	76
						$441

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Healthcare HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$242,610	$224,670	$17,940	$–
Short-Term Investments	1,236	–	1,236	–
Total	$243,846	$224,670	$19,176	$–
Foreign Currency Contracts *	509	–	509	–
Total	$509	$–	$509	$–
Liabilities:
Foreign Currency Contracts *	68	–	68	–
Total	$68	$–	$68	$–

♦	For the six-month period ended June 30, 2013, investments valued at $660 were transferred from Level 1 to Level 2, and investments valued at $423 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

8

Hartford Healthcare HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $184,659)	$243,846
Cash	—
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	509
Receivables:
Investment securities sold	332
Fund shares sold	101
Dividends and interest	183
Other assets	—
Total assets	244,971
Liabilities:
Unrealized depreciation on foreign currency contracts	68
Payables:
Investment securities purchased	142
Fund shares redeemed	149
Investment management fees	34
Distribution fees	2
Accrued expenses	20
Total liabilities	415
Net assets	$244,556
Summary of Net Assets:
Capital stock and paid-in-capital	$161,263
Undistributed net investment income	1,343
Accumulated net realized gain	22,323
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	59,627
Net assets	$244,556
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$22.12
Shares outstanding	8,780
Net assets	$194,236
Class IB: Net asset value per share	$21.61
Shares outstanding	2,329
Net assets	$50,320

The accompanying notes are an integral part of these financial statements.

9

Hartford Healthcare HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,282
Interest	2
Less: Foreign tax withheld	(38)
Total investment income, net	1,246

Expenses:
Investment management fees	962
Transfer agent fees	2
Distribution fees - Class IB	61
Custodian fees	4
Accounting services fees	11
Board of Directors' fees	3
Audit fees	6
Other expenses	30
Total expenses (before fees paid indirectly)	1,079
Commission recapture	(3)
Total fees paid indirectly	(3)
Total expenses, net	1,076
Net Investment Income	170

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	6,785
Net realized gain on foreign currency contracts	871
Net realized loss on other foreign currency transactions	(10)
Net Realized Gain on Investments and Foreign Currency Transactions	7,646

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	35,720
Net unrealized depreciation of foreign currency contracts	(164)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(1)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	35,555
Net Gain on Investments and Foreign Currency Transactions	43,201
Net Increase in Net Assets Resulting from Operations	$43,371

The accompanying notes are an integral part of these financial statements.

10

Hartford Healthcare HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$170	$1,264
Net realized gain on investments and foreign currency transactions	7,646	23,084
Net unrealized appreciation of investments and foreign currency transactions	35,555	12,872
Net Increase in Net Assets Resulting from Operations	43,371	37,220
Distributions to Shareholders:
From net investment income
Class IA	—	(586)
Class IB	—	(64)
Total distributions	—	(650)
Capital Share Transactions:
Class IA
Sold	30,679	27,494
Issued on reinvestment of distributions	—	586
Redeemed	(19,982)	(42,507)
Total capital share transactions	10,697	(14,427)
Class IB
Sold	5,382	7,528
Issued on reinvestment of distributions	—	64
Redeemed	(10,001)	(20,649)
Total capital share transactions	(4,619)	(13,057)
Net increase (decrease) from capital share transactions	6,078	(27,484)
Net Increase in Net Assets	49,449	9,086
Net Assets:
Beginning of period	195,107	186,021
End of period	$244,556	$195,107
Undistributed (distribution in excess of) net investment income	$1,343	$1,173
Shares:
Class IA
Sold	1,464	1,592
Issued on reinvestment of distributions	—	34
Redeemed	(957)	(2,450)
Total share activity	507	(824)
Class IB
Sold	262	452
Issued on reinvestment of distributions	—	4
Redeemed	(491)	(1,218)
Total share activity	(229)	(762)

The accompanying notes are an integral part of these financial statements.

11

Hartford Healthcare HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Healthcare HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative

13

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

14

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its

15

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

records with a value at least equal to the amount of the commitment. As of June 30, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$509	$—	$—	$—	$—	$509
Total	$—	$509	$—	$—	$—	$—	$509

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$68	$—	$—	$—	$—	$68
Total	$—	$68	$—	$—	$—	$—	$68

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

16

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$871	$—	$—	$—	$—	$871
Total	$—	$871	$—	$—	$—	$—	$871

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(164)	$—	$—	$—	$—	$(164)
Total	$—	$(164)	$—	$—	$—	$—	$(164)

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$1,236	$—	$1,236	$—	$(1,257)	$—
Unrealized appreciation on foreign currency contracts	509	—	509	(68)	—	441
Total subject to a master netting or similar arrangement	$1,745	$—	$1,745	$(68)	$(1,257)	$441

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Unrealized depreciation on foreign currency contracts	$68	$—	$68	$(68)	$—	$—
Total subject to a master netting or similar arrangement	$68	$—	$68	$(68)	$—	$—

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

17

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$650	$68

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$1,194
Undistributed Long-Term Capital Gain	16,430
Unrealized Appreciation*	22,298
Total Accumulated Earnings	$39,922

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

18

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(19)
Accumulated Net Realized Gain (Loss)	19

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2012.

During the year ended December 31, 2012, the Fund utilized $6,976 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

19

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8500%
On next $250 million	0.8000%
On next $4.5 billion	0.7500%
On next $5 billion	0.7475%
Over $10 billion	0.7450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.90%
Class IB	1.15

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used

20

to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	22.70%	22.39%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$37,906
Sales Proceeds Excluding U.S. Government Obligations	31,823

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

21

Hartford Healthcare HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

22

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23

Hartford Healthcare HLS Fund
Financial Highlights
– Selected Per-Share Data – (A)

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$18.11	$0.01	$4.00	$4.01	$–	$–	$–	$–	$22.12
IB	17.71	–	3.90	3.90	–	–	–	–	21.61

For the Year Ended December 31, 2012
IA	15.07	0.13	2.98	3.11	(0.07)	–	–	(0.07)	18.11
IB	14.74	0.09	2.90	2.99	(0.02)	–	–	(0.02)	17.71

For the Year Ended December 31, 2011
IA	13.89	0.06	1.13	1.19	(0.01)	–	–	(0.01)	15.07
IB	13.61	0.02	1.11	1.13	–	–	–	–	14.74

For the Year Ended December 31, 2010
IA	12.99	0.08	0.84	0.92	(0.02)	–	–	(0.02)	13.89
IB	12.74	0.04	0.83	0.87	–	–	–	–	13.61

For the Year Ended December 31, 2009
IA	10.66	0.07	2.35	2.42	(0.07)	(0.02)	–	(0.09)	12.99
IB	10.46	0.03	2.31	2.34	(0.04)	(0.02)	–	(0.06)	12.74

For the Year Ended December 31, 2008
IA	15.39	0.06	(3.99)	(3.93)	(0.06)	(0.74)	–	(0.80)	10.66
IB	15.11	0.02	(3.91)	(3.89)	(0.02)	(0.74)	–	(0.76)	10.46

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

– Ratios and Supplemental Data –

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

22.17	%(E)	$194,236	0.90	%(F)	0.90	%(F)	0.20	%(F)	14%
22.00	(E)	50,320	1.15	(F)	1.15	(F)	(0.04	)(F)	–

20.62		149,801	0.91		0.91		0.69		46
20.32		45,306	1.16		1.16		0.43		–

8.54		137,088	0.91		0.91		0.33		45
8.27		48,933	1.16		1.16		0.08		–

7.10		137,454	0.90		0.90		0.55		32
6.84		54,753	1.15		1.15		0.30		–

22.72	(G)	154,216	0.91		0.91		0.51		73
22.41	(G)	63,065	1.16		1.16		0.26		–

(25.56)		179,087	0.88		0.88		0.42		57
(25.75)		62,080	1.13		1.13		0.17		–

25

Hartford Healthcare HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

27

Hartford Healthcare HLS Fund
Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Healthcare HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,221.70	$4.96	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class IB	$1,000.00	$1,220.00	$6.33	$1,000.00	$1,019.09	$5.76	1.15%	181	365

29

Hartford Healthcare HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Health Sector Risk: Risks of focusing investments on the health care sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes and potential product obsolescence, and liquidity risk.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

30

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-HC13 8-13 113543-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD HIGH YIELD HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford High Yield HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford High Yield HLS Fund inception 09/30/1998

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks to provide high current income, and long-term total return.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
High Yield IA	0.98%	8.02%	10.03%	7.79%
High Yield IB	0.86%	7.75%	9.76%	7.52%
Barclays U.S. Corporate High Yield Bond Index	1.42%	9.49%	10.94%	8.91%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

Barclays U.S. Corporate High Yield Bond Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.75% and 1.00%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford High Yield HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Christopher A. Jones, CFA
Senior Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford High Yield HLS Fund returned 0.98% for the six-month period ended June 30, 2013, underperforming its benchmark, the Barclays U.S. Corporate High Yield Bond Index, which returned 1.42% for the same period. The Fund also underperformed the 1.23% average return of the Variable Products-Underlying Funds Lipper High Current Yield Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Central bank easing and signs of gradual global economic recovery imparted a positive tone to financial markets early in the year. However, sentiment abruptly changed late in the period after the Federal Reserve (Fed) surprised markets with its earlier-than-expected plan to reduce asset purchases, sending yields sharply higher.

The Federal Open Market Committee began to publically debate the costs of open-ended bond purchases during the first quarter, raising concerns that these will end sooner than anticipated. But it was statements by Fed policymakers on June 18 and 19 that really caught market participants off guard with their unexpectedly agressive tone. Specifically, Fed officials signaled a readiness to begin reducing the central bank’s asset purchases under quantitative easing (QE) by September, and to end purchases by mid-2014 if the economy strengthened sufficiently.

In contrast to the Fed’s aggressive rhetoric, European Central Bank (ECB) officials made it clear they are in no hurry to end the central bank's accommodative stance as the eurozone’s economic recovery continued to be the world’s weakest by a large margin. Meanwhile, stress in Chinese money markets coincided with signs of slowing growth. China's central bank attempted to tighten credit at the same time that global markets were closely watching the Fed's attempts to move toward tighter policy.

U.S. economic data signaled that the economy remains on a moderate growth path, underpinned by the housing and labor markets. The residential real estate recovery continued to pick up steam as home sales rose; house prices saw their greatest annual gain in seven years, according to data from S&P/Case-Shiller. Rising home values and equity-market gains helped boost consumer confidence and prop up consumption. However, manufacturing activity contracted and growth in the services sector slowed.

Worries over an eventual end to record-low borrowing rates in the U.S. fueled a massive, broad-based sell-off across nearly all corners of the global financial markets in June. U.S. High Yield mutual funds were not immune and experienced large outflows during the month of June (U.S. $12.2 billion in aggregate). The Treasury yield curve steepened as the 10-year Treasury yield surged 0.73% to end the period at 2.49%, the highest level since August 2011. Major fixed income sectors, with the exception of high yield, posted negative absolute returns driven by rising rates and underperformed Treasuries on a duration-adjusted basis during the 6-month period.

High Yield outperformed almost all other U.S. fixed income sectors over the six-month period on a total return basis (Bank Loans being the lone exception). The Barclays U.S. Corporate High Yield Bond Index returned 1.42% for the six-months ended June 30, 2013 and outperformed duration equivalent treasuries by 2.9%. Duration is a measure of the sensitivity of an asset of portfolio’s price to nominal interest rate movement. The Option-Adjusted Spread of the High Yield index was 4.92% on June 30, 2013, a decrease of 0.19% (from 5.11%) on December 31, 2012.

The Fund underperformed its benchmark, the Barclays U.S. Corporate High Yield Bond Index, during the period due to security selection decisions. Industry allocation decisions contributed to relative returns.

In aggregate, security selection detracted from benchmark relative results. Among issuers in the financial services sectors, positions in Royal Bank Scotland and International Lease Finance detracted from relative returns. The longer duration of some of the bonds of these issuers makes them more sensitive to rises in interest rates, which caused them to underperform during the time period. However, we continued to find the financial sector attractive due to the improving credit metrics (strong balance sheets and liquidity positions) of issuers. Among issuers within the media non cable sector, not owning strong performing benchmark-constituent CC Media Holdings (better known as Clear Channel) hurt relative performance. Clear Channel is a 2008 Leveraged Buy-out and has struggled under a withering debt load since that time. In May 2013, Clear Channel was able to extend the maturities of some of its outstanding Bank Loans. Among issuers in the consumer cyclicals services sector, our overweight position in Service Corp Internal detracted from benchmark-relative returns. An allocation to high yield credit default swaps indices, which are used to manage overall portfolio risk and

3

Hartford High Yield HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

enhance return, contributed to relative returns over the period. Within the technology & related sector, an out-of-benchmark position in the convertible bonds of Micron Technology benefitted the portfolio as the company continues to benefit from an upturn in the semi-conductor cycle. Within the Wireless sector an underweight to the weak performing benchmark-constituent Sprint contributed to relative returns. Dish Networks’ bid for Sprint raised concern from investors about the combined entities’ aggregate debt load and balance sheet leverage relative to Sprint’s investment grade peers (AT&T and Verizon).

In aggregate, sector allocation was additive to benchmark-relative results. An overweight allocation to the technology sector contributed positively to relative performance during the period. Within the technology sector, we saw the best opportunities in payment processing and service companies. This is due to their recurring revenue streams, low capital expenditures, and high barriers to entry. We were generally more skeptical of hardware companies. Conversely, an underweight allocation to the supermarkets sector detracted from relative returns. Supermarkets is a small sector within the High Yield Market (less than 1% of index market value), and they have thin profit margins on the goods that they sell, which in our view gives them less margin for error in managing their businesses.

Bond quality positioning had a minimal positive impact on performance during the period, although a slight overweight to CCC-rated bonds, which are generally less sensitive to changes in interest rates than their higher quality counterparts, added to relative returns.

What is the outlook?

Our outlook for U.S. high yield bonds remains positive, given what we believe are strong fundamentals and relatively appealing yields. We believe issuers have meaningfully strengthened their balance sheets and liquidity positions since the financial crisis, and proceeds from new issuance have been used mainly to refinance existing debt (although shareholder-friendly actions such as Merger & Acquisition activity and leveraged buyouts have started to pick up). The trailing 12-month par-weighted default rate ended June at 1.09%, well below the 25-year average of 3.97%. The sector’s average yield of 6.66% at quarter end compares favorably to other fixed income sectors. However, we believe technicals may prove challenging in the near-term as investors grapple with the eventual shift to tighter U.S. monetary policy. Despite the recent backup in yields and outflows from the sector, we still anticipate that a sustained, global low-interest-rate environment will drive continued demand for high yield assets from income-seeking investors over the remainder of 2013.

Distribution by Credit Quality

as of June 30, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	1.1%
Ba / BB	32.0
B	39.1
Caa / CCC or Lower	18.5
Unrated	4.3
Non-Debt Securities and Other Short-Term Instruments	3.9
Other Assets & Liabilities	1.1
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of June 30, 2013

Industry	Percentage of Net Assets
Fixed Income Securities
Accommodation and Food Services	1.7%
Administrative Waste Management and Remediation	2.1
Arts, Entertainment and Recreation	7.3
Beverage and Tobacco Product Manufacturing	0.8
Chemical Manufacturing	2.3
Computer and Electronic Product Manufacturing	2.3
Construction	3.9
Fabricated Metal Product Manufacturing	0.7
Finance and Insurance	12.5
Food Manufacturing	0.5
Health Care and Social Assistance	7.4
Information	17.0
Machinery Manufacturing	1.4
Mining	3.2
Miscellaneous Manufacturing	2.0
Nonmetallic Mineral Product Manufacturing	0.8
Other Services	1.1
Paper Manufacturing	0.1
Petroleum and Coal Products Manufacturing	7.4
Pipeline Transportation	1.8
Plastics and Rubber Products Manufacturing	1.3
Primary Metal Manufacturing	0.5
Professional, Scientific and Technical Services	1.3
Real Estate, Rental and Leasing	4.2
Retail Trade	6.8
Transportation Equipment Manufacturing	0.3
Utilities	3.3
Wholesale Trade	0.8
Wood Product Manufacturing	0.2
Total	95.0%
Equity Securities
Diversified Financials	1.6
Energy	0.2
Software and Services	0.0
Telecommunication Services	0.3
Total	2.1%
Short-Term Investments	1.8
Other Assets and Liabilities	1.1
Total	100.0%

4

Hartford High Yield HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$2,490	0.00%, 12/25/2036 ■●	$—

		Total asset & commercial mortgage backed securities
		(cost $2,479)	$—

CORPORATE BONDS - 90.8%
		Accommodation and Food Services - 1.7%
		Caesars Entertainment Operating Co., Inc.
	$4,180	8.50%, 02/15/2020	$3,940
		Caesars Operating Escrow
	3,505	9.00%, 02/15/2020 ■	3,338
		Choice Hotels International, Inc.
	306	5.70%, 08/28/2020	324
	1,715	5.75%, 07/01/2022	1,818
			9,420
		Administrative Waste Management and Remediation - 2.1%
		Carlson Wagonlit B.V.
	1,675	6.88%, 06/15/2019 ■	1,692
		Casella Waste Systems, Inc.
	1,650	7.75%, 02/15/2019	1,567
		Equinix, Inc.
	165	4.88%, 04/01/2020	162
	995	5.38%, 04/01/2023	975
	2,050	7.00%, 07/15/2021	2,224
		Iron Mountain, Inc.
	1,350	5.75%, 08/15/2024	1,266
	3,816	7.75%, 10/01/2019	4,102
			11,988
		Arts, Entertainment and Recreation - 7.3%
		AMC Entertainment, Inc.
	1,814	8.75%, 06/01/2019	1,941
	4,944	9.75%, 12/01/2020	5,599
		CCO Holdings LLC
	4,021	5.25%, 09/30/2022	3,820
	4,972	7.38%, 06/01/2020	5,407
		Chester Downs & Marina LLC
	1,040	9.25%, 02/01/2020 ■	1,004
		Cinemark USA, Inc.
	430	5.13%, 12/15/2022	415
		Emdeon, Inc.
	1,640	11.00%, 12/31/2019	1,849
		Gray Television, Inc.
	3,441	7.50%, 10/01/2020	3,510
		Great Canadian Gaming Co.
CAD	1,361	6.63%, 07/25/2022 ■	1,336
		Greektown Superholdings, Inc.
	1,650	13.00%, 07/01/2015	1,753
		Isle of Capri Casinos, Inc.
	1,920	8.88%, 06/15/2020	2,006
		NAI Entertainment Holdings LLC
	1,345	8.25%, 12/15/2017 ■	1,439
		NBC Universal Enterprise
	2,180	5.25%, 12/19/2049 ■	2,180
		Regal Entertainment Group
	246	5.75%, 02/01/2025	234
	2,006	9.13%, 08/15/2018	2,207
		Sirius XM Radio, Inc.
	860	4.25%, 05/15/2020 ■	808
	2,420	4.63%, 05/15/2023 ■	2,238
	376	5.25%, 08/15/2022 ■	365
		Univision Communications, Inc.
	2,695	6.75%, 09/15/2022 ■	2,830
			40,941
		Beverage and Tobacco Product Manufacturing - 0.8%
		Constellation Brands, Inc.
	295	4.25%, 05/01/2023	278
	3,965	6.00%, 05/01/2022	4,253
			4,531
		Chemical Manufacturing - 2.3%
		Ferro Corp.
	3,873	7.88%, 08/15/2018	4,009
		Hexion Specialty Chemicals
	3,055	8.88%, 02/01/2018	3,116
		Hexion U.S. Finance Corp.
	1,245	6.63%, 04/15/2020	1,242
		Ineos Group Holdings plc
	3,265	6.13%, 08/15/2018 ■	3,118
		MPM Escrow LLC/MPM Finance Corp.
	1,580	8.88%, 10/15/2020	1,651
			13,136
		Computer and Electronic Product Manufacturing - 2.3%
		CDW Escrow Corp.
	5,455	8.50%, 04/01/2019	5,864
		Freescale Semiconductor, Inc.
	1,645	9.25%, 04/15/2018 ■	1,773
		Micron Technology, Inc.
	637	1.63%, 02/15/2033 ۞■	919
	961	2.13%, 02/15/2033 ۞■	1,396
		NXP B.V./NXP Funding LLC
	1,425	3.75%, 06/01/2018 ■	1,397
		ON Semiconductor Corp.
	973	2.63%, 12/15/2026 ۞	1,118
		Sensata Technologies B.V.
	745	4.88%, 10/15/2023 ■	717
			13,184
		Construction - 3.9%
		K Hovnanian Enterprises, Inc.
	1,775	9.13%, 11/15/2020 ■	1,944
		KB Home
	2,104	1.38%, 02/01/2019 ۞	2,183
	2,206	7.50%, 09/15/2022	2,366
	3,750	8.00%, 03/15/2020	4,163
		Lennar Corp.
	5,320	4.75%, 12/15/2017	5,320
	1,155	5.00%, 11/15/2022 ■	1,097
		M/I Homes, Inc.
	566	3.00%, 03/01/2018	585
		Pulte Homes, Inc.
	615	6.38%, 05/15/2033	575
	2,446	7.88%, 06/15/2032	2,691

The accompanying notes are an integral part of these financial statements.

5

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 90.8% - (continued)
	Construction - 3.9% - (continued)
	Ryland Group, Inc.
$910	5.38%, 10/01/2022	$878
		21,802
	Fabricated Metal Product Manufacturing - 0.7%
	BOE Intermediate Holdings Corp.
1,830	9.00%, 11/01/2017 ■Þ	1,757
	Masco Corp.
1,135	5.95%, 03/15/2022	1,191
320	7.13%, 03/15/2020	357
	Ply Gem Industries, Inc.
693	9.38%, 04/15/2017	733
		4,038
	Finance and Insurance - 11.5%
	Ally Financial, Inc.
1,930	7.50%, 09/15/2020	2,224
	CIT Group, Inc.
3,011	5.25%, 03/15/2018	3,094
2,470	6.63%, 04/01/2018 ■	2,668
	Community Choice Financial, Inc.
3,810	10.75%, 05/01/2019	3,648
	Credit Acceptance Corp.
115	9.13%, 02/01/2017	122
	Deutsche Bank AG
1,755	4.30%, 05/24/2028	1,620
	Felcor Lodging L.P.
1,450	5.63%, 03/01/2023	1,410
	Fibria Overseas Finance Ltd.
1,578	7.50%, 05/04/2020 ■	1,704
	General Motors Financial Co., Inc.
1,050	2.75%, 05/15/2016 ■	1,033
535	3.25%, 05/15/2018 ■	520
350	4.25%, 05/15/2023 ■	326
	Ineos Finance plc
1,220	7.50%, 05/01/2020 ■	1,296
715	8.38%, 02/15/2019 ■	781
	ING US, Inc.
1,300	5.65%, 05/15/2053 ■	1,222
	Ladder Capital Finance Holdings LLC
2,430	7.38%, 10/01/2017 ■	2,479
	Lloyds Banking Group plc
6,180	7.88%, 11/01/2020 ■	6,378
	National Money Mart Co.
2,825	10.38%, 12/15/2016	2,994
	Nationstar Mortgage LLC
3,115	6.50%, 07/01/2021	2,990
	Nuveen Investments, Inc.
4,245	9.13%, 10/15/2017 ■	4,256
2,446	9.50%, 10/15/2020 ■	2,434
	Provident Funding Associates L.P.
585	6.75%, 06/15/2021 ■	584
	Royal Bank of Scotland plc
5,075	6.13%, 12/15/2022	4,829
	SLM Corp.
1,440	6.25%, 01/25/2016	1,526
1,960	7.25%, 01/25/2022	2,058
2,335	8.45%, 06/15/2018	2,592
	Softbank Corp.
2,825	4.50%, 04/15/2020 ■	2,723
	TitleMax, Inc.
5,155	13.25%, 07/15/2015	5,529
	UBS AG Stamford CT
1,665	7.63%, 08/17/2022	1,827
		64,867
	Food Manufacturing - 0.5%
	Pinnacle Foods Finance LLC
2,930	4.88%, 05/01/2021 ■	2,798

	Health Care and Social Assistance - 7.3%
	Alere, Inc.
2,340	6.50%, 06/15/2020 ■	2,270
	Biomet, Inc.
2,710	6.50%, 08/01/2020 - 10/01/2020	2,750
	Community Health Systems, Inc.
1,681	5.13%, 08/15/2018	1,706
2,935	7.13%, 07/15/2020	3,023
	Exelixis, Inc.
1,265	4.25%, 08/15/2019 ۞	1,224
	Fresenius Medical Care US Finance II, Inc.
2,875	5.88%, 01/31/2022 ■	3,026
	HCA Holdings, Inc.
1,835	6.25%, 02/15/2021	1,872
	HCA, Inc.
4,260	7.25%, 09/15/2020	4,574
8,474	7.50%, 11/15/2095	7,881
2,531	8.50%, 04/15/2019	2,716
	Health Management Associates, Inc.
2,070	7.38%, 01/15/2020	2,269
	Hologic, Inc.
3,250	2.00%, 03/01/2042 ۞	3,215
455	6.25%, 08/01/2020	472
	Radiation Therapy Services, Inc.
3,665	9.88%, 04/15/2017	2,236
	Savient Pharmaceuticals, Inc.
3,885	4.75%, 02/01/2018 ۞	777
	VPII Escrow Corp
1,230	6.75%, 08/15/2018 ■☼	1,261
		41,272
	Information - 16.7%
	Altice Financing S.A.
1,500	7.88%, 12/15/2019 ■	1,568
1,080	9.88%, 12/15/2020 ■	1,156
	Audatex North America, Inc.
3,150	6.75%, 06/15/2018	3,308
	DISH DBS Corp.
2,170	5.00%, 03/15/2023	2,089
3,725	5.88%, 07/15/2022	3,781
945	6.75%, 06/01/2021	1,004
4,886	7.88%, 09/01/2019	5,472
	First Data Corp.
1,800	6.75%, 11/01/2020 ■	1,832
5,425	7.38%, 06/15/2019 ■	5,574
2,295	8.25%, 01/15/2021 ■	2,341
	Harron Communications L.P.
2,580	9.13%, 04/01/2020 ■	2,786
	Intelsat Jackson Holdings S.A.
2,330	6.63%, 12/15/2022 ■	2,260
3,145	8.50%, 11/01/2019	3,389

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 90.8% - (continued)
	Information - 16.7% - (continued)
	Intelsat Luxembourg S.A.
$695	6.75%, 06/01/2018 ■	$700
6,550	7.75%, 06/01/2021 ■	6,615
	InterActiveCorp
290	4.75%, 12/15/2022 ■	274
	Lawson Software
1,890	9.38%, 04/01/2019	2,048
	Level 3 Financing, Inc.
4,226	10.00%, 02/01/2018	4,554
	MetroPCS Wireless, Inc.
1,425	6.63%, 11/15/2020	1,478
4,710	7.88%, 09/01/2018	5,016
	Nara Cable Funding Ltd.
3,615	8.88%, 12/01/2018 ■	3,760
	NII Capital Corp.
1,930	7.63%, 04/01/2021	1,501
	NII International Telecom S.a.r.l.
1,935	7.88%, 08/15/2019 ■	1,833
670	11.38%, 08/15/2019 ■	717
	Paetec Holding Corp.
2,127	9.88%, 12/01/2018	2,350
	Sprint Nextel Corp.
507	7.00%, 03/01/2020 ■	548
3,092	9.00%, 11/15/2018 ■	3,618
	Syniverse Holdings, Inc.
3,470	9.13%, 01/15/2019	3,704
	Unitymedia Hessen GmbH & Co.
2,555	5.50%, 01/15/2023 ■	2,414
1,496	7.50%, 03/15/2019 ■	1,575
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	2,968
	UPCB Finance VI Ltd.
1,845	6.88%, 01/15/2022 ■	1,910
	Videotron Ltee
2,430	9.13%, 04/15/2018	2,548
	Wind Acquisition Finance S.A.
1,145	6.50%, 04/30/2020 ■	1,136
1,915	7.25%, 02/15/2018 ■	1,910
	Windstream Corp.
1,025	6.38%, 08/01/2023	958
3,400	7.50%, 04/01/2023	3,451
		94,146
	Machinery Manufacturing - 1.4%
	Case New Holland, Inc.
6,921	7.88%, 12/01/2017 ╦‡	7,838

	Mining - 2.5%
	American Rock Salt Co. LLC
1,171	8.25%, 05/01/2018 ■	1,113
	FMG Resources Pty Ltd.
320	6.00%, 04/01/2017 ■	311
6,887	7.00%, 11/01/2015 ■	6,956
	Peabody Energy Corp.
4,020	6.00%, 11/15/2018	4,030
1,572	6.50%, 09/15/2020	1,576
		13,986
	Miscellaneous Manufacturing - 2.0%
	BE Aerospace, Inc.
2,541	5.25%, 04/01/2022	2,528
	DigitalGlobe, Inc.
2,945	5.25%, 02/01/2021 ■	2,827
	TransDigm Group, Inc.
551	5.50%, 10/15/2020 ■	521
5,140	7.75%, 12/15/2018	5,410
		11,286
	Nonmetallic Mineral Product Manufacturing - 0.8%
	Ardagh Packaging Finance plc
510	4.88%, 11/15/2020 ■	477
1,575	7.00%, 11/15/2020 ■	1,518
480	7.38%, 10/15/2017 ■	512
511	9.13%, 10/15/2020 ■	545
	Cemex S.A.B. de C.V.
1,200	3.75%, 03/15/2018	1,478
		4,530
	Other Services - 1.1%
	Service Corp. International
520	5.38%, 01/15/2022 ■☼	519
5,075	7.63%, 10/01/2018	5,785
		6,304
	Paper Manufacturing - 0.1%
	Clearwater Paper Corp.
605	4.50%, 02/01/2023 ■	575

	Petroleum and Coal Products Manufacturing - 7.4%
	Antero Resources Finance Corp.
2,700	6.00%, 12/01/2020	2,660
3,605	7.25%, 08/01/2019	3,758
	Chesapeake Energy Corp.
3,982	2.50%, 05/15/2037 ۞	3,751
	Cobalt International Energy, Inc.
1,115	2.63%, 12/01/2019 ۞	1,183
	Continental Resources, Inc.
2,655	5.00%, 09/15/2022	2,701
	Denbury Resources, Inc.
2,550	4.63%, 07/15/2023	2,352
	Endeavour International Corp.
3,163	12.00%, 03/01/2018	3,037
	EPE Holding/EP Energy Bond
1,444	8.88%, 12/15/2017 ■Þ	1,473
	Everest Acquisition LLC
570	6.88%, 05/01/2019	610
5,467	9.38%, 05/01/2020	6,178
	Ferrellgas Partners L.P.
891	6.50%, 05/01/2021	893
	Harvest Operations Corp.
1,315	6.88%, 10/01/2017	1,466
	MEG Energy Corp.
1,716	6.38%, 01/30/2023 ■	1,665
	Newfield Exploration Co.
2,176	5.75%, 01/30/2022	2,154
	Rosetta Resources, Inc.
1,875	5.63%, 05/01/2021	1,830
3,468	9.50%, 04/15/2018	3,745
	Seadrill Ltd.
2,585	5.63%, 09/15/2017 ■	2,546
		42,002

The accompanying notes are an integral part of these financial statements.

7

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 90.8% - (continued)
	Pipeline Transportation - 1.8%
	El Paso Corp.
$955	7.75%, 01/15/2032	$1,015
3,260	7.80%, 08/01/2031	3,443
	Energy Transfer Equity L.P.
2,588	7.50%, 10/15/2020	2,827
	Kinder Morgan Finance Co.
2,850	6.00%, 01/15/2018 ■	2,992
		10,277
	Plastics and Rubber Products Manufacturing - 1.3%
	Associated Materials LLC
120	9.13%, 11/01/2017	126
885	9.13%, 11/01/2017 ■	929
	Continental Rubber of America Corp.
3,180	4.50%, 09/15/2019 ■	3,274
	Nortek, Inc.
1,650	8.50%, 04/15/2021	1,766
1,135	8.50%, 04/15/2021 ■	1,203
		7,298
	Primary Metal Manufacturing - 0.5%
	Novelis, Inc.
2,513	8.75%, 12/15/2020	2,695

	Professional, Scientific and Technical Services - 1.3%
	Lamar Media Corp.
1,465	7.88%, 04/15/2018	1,560
	SunGard Data Systems, Inc.
490	6.63%, 11/01/2019 ■	493
3,685	7.38%, 11/15/2018	3,888
1,520	7.63%, 11/15/2020	1,611
		7,552
	Real Estate, Rental and Leasing - 4.2%
	Air Lease Corp.
4,215	6.13%, 04/01/2017	4,363
	CBRE Services, Inc.
2,940	5.00%, 03/15/2023	2,786
	Hertz Global Holdings, Inc.
1,075	5.88%, 10/15/2020	1,107
695	6.25%, 10/15/2022	725
	International Lease Finance Corp.
10,126	5.88%, 04/01/2019 - 08/15/2022	10,215
1,720	6.25%, 05/15/2019	1,767
2,535	8.88%, 09/01/2017	2,858
		23,821
	Retail Trade - 5.6%
	99 Cents Only Stores
3,545	11.00%, 12/15/2019	4,006
	American Builders & Contractors Supply Co., Inc.
580	5.63%, 04/15/2021 ■	570
	AmeriGas Partners L.P.
3,336	6.25%, 08/20/2019	3,353
	ARAMARK Corp.
3,825	5.75%, 03/15/2020 ■	3,911
	Building Materials Corp.
2,948	7.50%, 03/15/2020 ■	3,154
	GRD Holding III Corp.
3,095	10.75%, 06/01/2019 ■	3,312
	J. C. Penney Co., Inc.
1,170	5.65%, 06/01/2020	977
1,065	6.38%, 10/15/2036	831
2,035	7.40%, 04/01/2037	1,654
210	7.95%, 04/01/2017	202
	Michaels Stores, Inc.
5,245	7.75%, 11/01/2018	5,612
	PC Merger Sub, Inc.
1,080	8.88%, 08/01/2020 ■	1,158
	Sally Holdings LLC
1,425	5.75%, 06/01/2022	1,446
1,395	6.88%, 11/15/2019	1,496
		31,682
	Transportation Equipment Manufacturing - 0.3%
	Huntington Ingalls Industries, Inc.
1,785	7.13%, 03/15/2021	1,919

	Utilities - 2.4%
	AES (The) Corp.
3,230	8.00%, 10/15/2017	3,634
2,409	9.75%, 04/15/2016	2,776
	Calpine Corp.
2,353	7.88%, 01/15/2023 ■	2,529
	Dolphin Subsidiary II, Inc.
2,615	7.25%, 10/15/2021	2,707
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	2,067
		13,713
	Wholesale Trade - 0.8%
	J.M. Huber Corp.
3,415	9.88%, 11/01/2019 ■	3,825
	SIWF Merger Sub, Inc. / Springs Industries, Inc.
580	6.25%, 06/01/2021 ■	568
		4,393
	Wood Product Manufacturing - 0.2%
	Boise Cascade Co.
920	6.38%, 11/01/2020	932

	Total corporate bonds
	(cost $505,348)	$512,926

SENIOR FLOATING RATE INTERESTS ♦ - 4.2%
	Finance and Insurance - 1.0%
	Asurion LLC
$2,344	4.50%, 05/24/2019	$2,320
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
3,391	4.19%, 11/29/2013	3,306
		5,626
	Health Care and Social Assistance - 0.1%
	Hologic, Inc.
903	4.50%, 08/01/2019	905

	Information - 0.3%
	Alcatel-Lucent
1,085	6.25%, 08/01/2016	1,093
478	7.25%, 01/30/2019	482
		1,575

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 4.2% - (continued)
	Mining - 0.7%
	Arch Coal, Inc.
$3,797	5.75%, 05/16/2018		$3,776

	Retail Trade - 1.2%
	EB Sports Corp.
5,436	11.50%, 12/31/2015 Þ		5,382
	J. C. Penney Co., Inc.
1,450	6.00%, 05/22/2018		1,451
			6,833
	Utilities - 0.9%
	Texas Competitive Electric Holdings Co. LLC
7,000	4.72%, 10/10/2017		4,877

	Total senior floating rate interests
	(cost $23,277)		$23,592

COMMON STOCKS - 0.2%
	Energy - 0.2%
206,275	KCA Deutag ⌂●†		$1,045

	Software and Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†		116

	Total common stocks
	(cost $2,795)		$1,161

PREFERRED STOCKS - 1.9%
	Diversified Financials - 1.6%
120	Citigroup Capital XIII		$3,341
221	GMAC Capital Trust I ۞		5,749
			9,090
	Software and Services - 0.0%
9	Stratus Technologies, Inc. ⌂†		155

	Telecommunication Services - 0.3%
25	Intelsat S.A., 5.75% ۞		1,350

	Total preferred stocks
	(cost $9,592)		$10,595

	Total long-term investments
	(cost $543,491)		$548,274

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $38, collateralized by GNMA 3.00%, 2042, value of $38)
$38	0.13%, 6/28/2013		$38
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $800, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA
2.00% - 5.00%, 2022 - 2042, GNMA
2.00% - 5.00%, 2041 - 2043, value of
	$814)
800	0.15%, 6/28/2013		800
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,555, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $1,582)
1,555	0.12%, 6/28/2013		1,555
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,077, collateralized by U.S. Treasury Note 3.13%, 2021, value of $1,095)
1,077	0.10%, 6/28/2013		1,077
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $3,175,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $3,223)
3,175	0.10%, 6/28/2013		3,175
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $38, collateralized by FNMA 4.50%, 2035, value of $38)
38	0.25%, 6/28/2013		38
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,273, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $1,299)
1,273	0.10%, 6/28/2013		1,273
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $2,246, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $2,284)
2,246	0.12%, 6/28/2013		2,246
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $32, collateralized by U.S. Treasury Note 0.63%, 2014, value of $33)
32	0.09%, 6/28/2013		32
			10,234
	Total short-term investments
	(cost $10,234)		$10,234

	Total investments
	(cost $553,725) ▲	98.9%	$558,508
	Other assets and liabilities	1.1%	6,302
	Total net assets	100.0%	$564,810

The accompanying notes are an integral part of these financial statements.

9

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $554,214 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,619
Unrealized Depreciation	(12,325)
Net Unrealized Appreciation	$4,294

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2013, the aggregate value of these securities was $1,316, which represents 0.2% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $168,145, which represents 29.8% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275	KCA Deutag	$2,796
03/2010 - 04/2010	38	Stratus Technologies, Inc.	–
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	–

At June 30, 2013, the aggregate value of these securities was $1,316, which represents 0.2% of total net assets.

۞	Convertible security.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,754 at June 30, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. Securities valued at $34, held on behalf of the Fund at the custody bank, were received from broker(s) as collateral in connection with swap contracts.

Þ	This security may pay interest in additional principal instead of cash.

Foreign Currency Contracts Outstanding at June 30, 2013
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	07/22/2013	CSFB	$1,336	$1,293	$43

The accompanying notes are an integral part of these financial statements.

10

Credit Default Swap Contracts Outstanding at June 30, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Time Warner Cable, Inc.	BCLY	$2,245	(1.00)% / 1.90%	06/20/18	$(11)	$95	$106
Time Warner Cable, Inc.	GSC	1,780	(1.00)% / 1.90%	06/20/18	(10)	75	85
Time Warner Cable, Inc.	JPM	2,315	(1.00)% / 1.90%	06/20/18	(11)	98	109
Total					$(32)	$268	$300

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on June 30, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CAD	Canadian Dollar

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

11

Hartford High Yield HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,161	–	–	1,161
Corporate Bonds	512,926	–	512,926	–
Preferred Stocks	10,595	10,440	–	155
Senior Floating Rate Interests	23,592	–	23,592	–
Short-Term Investments	10,234	–	10,234	–
Total	$558,508	$10,440	$546,752	$1,316
Credit Default Swaps *	300	–	300	–
Foreign Currency Contracts *	43	–	43	–
Total	$343	$–	$343	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$ —	*	$—	$—	$—	$—	$—	$—
Common Stocks	1,073	—	88	†	—	—	—	—	—	1,161
Preferred Stocks	149	—	6	‡	—	—	—	—	—	155
Total	$1,222	$—	$94		$—	$—	$—	$—	$—	$1,316

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $88.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $6.

The accompanying notes are an integral part of these financial statements.

12

Hartford High Yield HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $553,725)	$558,508
Cash	213
Unrealized appreciation on foreign currency contracts	43
Unrealized appreciation on swap contracts	300
Receivables:
Dividends and interest	8,785
Total assets	567,849
Liabilities:
Payables:
Investment securities purchased	1,754
Fund shares redeemed	1,100
Investment management fees	65
Distribution fees	6
Accrued expenses	82
Swap premiums received	32
Total liabilities	3,039
Net assets	$564,810
Summary of Net Assets:
Capital stock and paid-in-capital	$520,944
Undistributed net investment income	62,668
Accumulated net realized loss	(23,927)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	5,125
Net assets	$564,810
Shares authorized	2,800,000
Par value	$0.001
Class IA: Net asset value per share	$9.18
Shares outstanding	46,907
Net assets	$430,441
Class IB: Net asset value per share	$9.04
Shares outstanding	14,870
Net assets	$134,369

The accompanying notes are an integral part of these financial statements.

13

Hartford High Yield HLS Fund
Statement of Operations
For the Six Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$323
Interest	20,932
Total investment income, net	21,255

Expenses:
Investment management fees	2,181
Transfer agent fees	2
Distribution fees - Class IB	180
Custodian fees	6
Accounting services fees	63
Board of Directors' fees	9
Audit fees	7
Other expenses	93
Total expenses (before fees paid indirectly)	2,541
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	2,541
Net Investment Income	18,714

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	9,065
Net realized gain on swap contracts	610
Net realized gain on foreign currency contracts	33
Net realized gain on other foreign currency transactions	—
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	9,708

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(21,197)
Net unrealized appreciation of swap contracts	214
Net unrealized appreciation of foreign currency contracts	35
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(1)
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(20,949)
Net Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(11,241)
Net Increase in Net Assets Resulting from Operations	$7,473

The accompanying notes are an integral part of these financial statements.

14

Hartford High Yield HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$18,714	$43,715
Net realized gain on investments, other financial instruments and foreign currency transactions	9,708	13,105
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(20,949)	33,552
Net Increase in Net Assets Resulting from Operations	7,473	90,372
Distributions to Shareholders:
From net investment income
Class IA	—	(44,027)
Class IB	—	(13,154)
Total distributions	—	(57,181)
Capital Share Transactions:
Class IA
Sold	33,213	117,583
Issued on reinvestment of distributions	—	44,027
Redeemed	(112,789)	(232,004)
Total capital share transactions	(79,576)	(70,394)
Class IB
Sold	13,700	28,736
Issued on reinvestment of distributions	—	13,154
Redeemed	(29,879)	(60,263)
Total capital share transactions	(16,179)	(18,373)
Net decrease from capital share transactions	(95,755)	(88,767)
Net Decrease in Net Assets	(88,282)	(55,576)
Net Assets:
Beginning of period	653,092	708,668
End of period	$564,810	$653,092
Undistributed (distribution in excess of) net investment income	$62,668	$43,954
Shares:
Class IA
Sold	3,594	12,934
Issued on reinvestment of distributions	—	5,076
Redeemed	(12,154)	(25,580)
Total share activity	(8,560)	(7,570)
Class IB
Sold	1,500	3,207
Issued on reinvestment of distributions	—	1,537
Redeemed	(3,266)	(6,746)
Total share activity	(1,766)	(2,002)

The accompanying notes are an integral part of these financial statements.

15

Hartford High Yield HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford High Yield HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to

16

purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling and trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the bond’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which averages the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded

17

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

18

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and

19

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2013.

d)	Senior Floating Rate Interests – The Fund, as shown on the Schedule of Investments, invests in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various

20

fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

e)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

21

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

b)	Swap Contracts – The Fund may invest in swap contracts. Swap contracts are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap and net periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations. Entering into these contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of period-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the

22

contract. For credit default swap contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swaps as of June 30, 2013.

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$43	$—	$—	$—	$—	$43
Unrealized appreciation on swap contracts	—	—	300	—	—	—	300
Total	$—	$43	$300	$—	$—	$—	$343

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on swap contracts	$—	$—	$610	$—	$—	$—	$610
Net realized gain on foreign currency contracts	—	33	—	—	—	—	33
Total	$—	$33	$610	$—	$—	$—	$643

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of swap contracts	$—	$—	$214	$—	$—	$—	$214
Net change in unrealized appreciation of foreign currency contracts	—	35	—	—	—	—	35
Total	$—	$35	$214	$—	$—	$—	$249

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

23

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$10,234	$—	$10,234	$—	$(10,406)	$—
Swap contracts at market value	268	—	268	—	(34)	234
Unrealized appreciation on foreign currency contracts	43	—	43	—	—	43
Total subject to a master netting or similar arrangement	$10,545	$—	$10,545	$—	$(10,440)	$277

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests, and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

24

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$57,181	$63,579

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$43,989
Accumulated Capital and Other Losses*	(33,139)
Unrealized Appreciation†	25,577
Total Accumulated Earnings	$36,427

*   The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†   Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

25

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$274
Accumulated Net Realized Gain (Loss)	(274)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$33,139
Total	$33,139

During the year ended December 31, 2012, the Fund utilized $11,018 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment

26

objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.7000%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6150%
On next $5 billion	0.6050%
Over $10 billion	0.5950%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.75%
Class IB	1.00

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

27

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	50.41%	50.04%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$118,476
Sales Proceeds Excluding U.S. Government Obligations	192,677

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

28

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

29

Hartford High Yield HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$9.09	$0.42	$(0.33)	$0.09	$–	$–	$–	$–	$9.18
IB	8.96	0.35	(0.27)	0.08	–	–	–	–	9.04

For the Year Ended December 31, 2012 (G)
IA	8.70	0.58	0.63	1.21	(0.82)	–	–	(0.82)	9.09
IB	8.59	0.55	0.62	1.17	(0.80)	–	–	(0.80)	8.96

For the Year Ended December 31, 2011 (G)
IA	9.15	0.71	(0.31)	0.40	(0.85)	–	–	(0.85)	8.70
IB	9.04	0.67	(0.30)	0.37	(0.82)	–	–	(0.82)	8.59

For the Year Ended December 31, 2010 (G)
IA	7.94	0.75	0.52	1.27	(0.06)	–	–	(0.06)	9.15
IB	7.86	0.72	0.52	1.24	(0.06)	–	–	(0.06)	9.04

For the Year Ended December 31, 2009 (G)
IA	5.73	0.73	2.16	2.89	(0.68)	–	–	(0.68)	7.94
IB	5.68	0.70	2.14	2.84	(0.66)	–	–	(0.66)	7.86

For the Year Ended December 31, 2008
IA	8.87	0.83	(3.12)	(2.29)	(0.85)	–	–	(0.85)	5.73
IB	8.78	0.83	(3.11)	(2.28)	(0.82)	–	–	(0.82)	5.68

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

30

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

0.98	%(E)	$430,441	0.75	%(F)	0.75	%(F)	6.02	%(F)	19%
0.86	(E)	134,369	1.00	(F)	1.00	(F)	5.77	(F)	–

14.31		504,042	0.75		0.75		6.37		94
14.03		149,050	1.00		1.00		6.12		–

4.69		548,608	0.74		0.74		7.68		88
4.44		160,060	0.99		0.99		7.43		–

16.15		602,493	0.75		0.75		8.80		139
15.86		186,357	1.00		1.00		8.57		–

50.46	(H)	527,000	0.75		0.75		10.32		173
50.08	(H)	188,832	1.00		1.00		10.08		–

(25.23)		293,839	0.74		0.74		9.05		101
(25.42)		124,701	0.99		0.99		8.76		–

31

Hartford High Yield HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

32

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

33

Hartford High Yield HLS Fund
Directors and Officers (Unaudited) – (continued)

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford High Yield HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,009.80	$3.74	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class IB	$1,000.00	$1,008.60	$4.98	$1,000.00	$1,019.84	$5.01	1.00%	181	365

35

Hartford High Yield HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Junk Bond Risk: Investments in junk bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early).

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

36

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-HY13 8-13 113544-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD INDEX HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Index HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Index HLS Fund inception 05/01/1987
(sub-advised by Hartford Investment Management Company)

Investment objective – Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Index IA	13.64%	20.20%	6.72%	6.96%
Index IB	13.48%	19.88%	6.46%	6.70%
S&P 500 Index	13.82%	20.58%	7.00%	7.29%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.33% and 0.58%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Index HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Manager
Deane Gyllenhaal
Vice President

How did the Fund perform?

The Class IA shares of the Hartford Index HLS Fund returned 13.64% for the six-month period ended June 30, 2013, underperforming its benchmark, the S&P 500 Index, which returned 13.82%. The Fund outperformed the 13.59% average return of the Variable Products-Underlying Funds Lipper S&P 500 Index Funds category, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

By design, the Fund is managed to mimic the performance of the S&P 500 Index. Due to this approach, the Fund is expected to perform in line with the Index. However, we do not purchase the stock of our parent, The Hartford Financial Services Group, Inc. (HIG). This exposure to HIG is reallocated across the Life/Health, Property/Casualty and Multi-line Insurance industries. The performance of the Fund tends to marginally differ from the benchmark, primarily due to trading in futures contracts, index events, minimal cash exposure, and lack of exposure to HIG.

All ten of the sectors within the S&P 500 Index had positive returns during the first half of 2013. Health Care led the way up 20.3%. Consumer Discretionary and Financials followed, gaining 19.8% and 19.5%, respectively. The lowest performing sector was Materials, which was up 2.9%.

On the stock level, the best index performers for the quarter included Best Buy rallying 132.9%. Netflix and Micron Technology also finished with triple digit returns gaining 127.5% and 125.7%, respectively. Index laggards for the period included Cliff Natural Resources which fell 57.5% and Peabody Energy dropping 44.7%.

What is the outlook?

The equity market (as measured by the S&P 500 Index) markedly slowed its pace rising 2.9% during the second quarter after returning 10.6% during the first quarter of 2013.  With year-over-year earnings growth of 4.5% during the first quarter and expectations for second quarter growth of around 3%, the market seems more aligned with fundamentals. However, as evidenced by the markets’ reaction in June to the Federal Reserve’s (Fed) hint of ending its bond buying, the market is walking on egg shells and still quite skeptical of fundamentals. Given these conditions, we see earnings and revenues growing next quarter at a tepid pace; slowly building confidence in the economic recovery. Much of the extreme skepticism in the market seems to have been released in the first quarter price to earnings multiple expansion and we believe that the market now seems to have a more “healthy” skepticism of fundamentals. The greatest risk we see to this scenario is a Fed policy change.

The Fund will continue to be invested in the securities comprising the S&P 500 Index, with a focus on risk control and efficient trading. Performance of the Fund is expected to mirror the return of the S&P 500 Index; however, there can be no assurance that the Fund’s investment performance will equal or approximate that of the S&P 500 Index.

Diversification by Industry

as of June 30, 2013

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	1.1%
Banks (Financials)	3.0
Capital Goods (Industrials)	7.7
Commercial and Professional Services (Industrials)	0.6
Consumer Durables and Apparel (Consumer Discretionary)	1.2
Consumer Services (Consumer Discretionary)	1.8
Diversified Financials (Financials)	6.9
Energy (Energy)	10.4
Food and Staples Retailing (Consumer Staples)	2.4
Food, Beverage and Tobacco (Consumer Staples)	5.7
Health Care Equipment and Services (Health Care)	4.2
Household and Personal Products (Consumer Staples)	2.3
Insurance (Financials)	4.4
Materials (Materials)	3.2
Media (Consumer Discretionary)	3.8
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	8.4
Real Estate (Financials)	2.1
Retailing (Consumer Discretionary)	4.4
Semiconductors and Semiconductor Equipment (Information Technology)	2.1
Software and Services (Information Technology)	9.4
Technology Hardware and Equipment (Information Technology)	6.2
Telecommunication Services (Services)	2.8
Transportation (Industrials)	1.7
Utilities (Utilities)	3.3
Short-Term Investments	1.0
Other Assets and Liabilities	(0.1)
Total	100.0%

3

Hartford Index HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1%
	Automobiles and Components - 1.1%
9	BorgWarner, Inc. ●	$744
22	Delphi Automotive plc	1,105
295	Ford Motor Co.	4,557
58	General Motors Co. ●	1,922
18	Goodyear (The) Tire & Rubber Co. ●	281
17	Harley-Davidson, Inc.	923
51	Johnson Controls, Inc.	1,838
		11,370
	Banks - 3.0%
53	BB&T Corp.	1,779
14	Comerica, Inc.	556
65	Fifth Third Bancorp	1,182
36	Hudson City Bancorp, Inc.	326
63	Huntington Bancshares, Inc.	495
69	KeyCorp	761
9	M&T Bank Corp.	1,027
25	People's United Financial, Inc.	379
40	PNC Financial Services Group, Inc.	2,890
106	Regions Financial Corp.	1,009
40	SunTrust Banks, Inc.	1,275
139	US Bancorp	5,009
369	Wells Fargo & Co.	15,228
14	Zions Bancorporation	399
		32,315
	Capital Goods - 7.7%
48	3M Co.	5,205
51	Boeing Co.	5,240
49	Caterpillar, Inc.	4,066
13	Cummins, Inc.	1,432
44	Danaher Corp.	2,759
29	Deere & Co.	2,360
13	Dover Corp.	996
35	Eaton Corp. plc	2,330
54	Emerson Electric Co.	2,937
20	Fastenal Co.	928
11	Flowserve Corp.	587
12	Fluor Corp.	726
25	General Dynamics Corp.	1,946
775	General Electric Co.	17,964
59	Honeywell International, Inc.	4,679
31	Illinois Tool Works, Inc.	2,147
21	Ingersoll-Rand plc	1,158
10	Jacobs Engineering Group, Inc. ●	538
8	Joy Global, Inc.	389
7	L-3 Communications Holdings, Inc.	576
20	Lockheed Martin Corp.	2,163
27	Masco Corp.	520
18	Northrop Grumman Corp.	1,462
27	PACCAR, Inc.	1,423
8	Pall Corp.	556
11	Parker-Hannifin Corp.	1,067
15	Pentair Ltd.	884
11	Precision Castparts Corp.	2,475
16	Quanta Services, Inc. ●	422
24	Raytheon Co.	1,611
10	Rockwell Automation, Inc.	871
10	Rockwell Collins, Inc.	646
7	Roper Industries, Inc.	923
4	Snap-On, Inc.	388
12	Stanley Black & Decker, Inc.	941
21	Textron, Inc.	541
63	United Technologies Corp.	5,889
5	W.W. Grainger, Inc.	1,139
14	Xylem, Inc.	373
		83,257
	Commercial and Professional Services - 0.6%
16	ADT (The) Corp.	652
7	Avery Dennison Corp.	319
8	Cintas Corp.	354
3	Dun & Bradstreet Corp.	288
9	Equifax, Inc. ●	532
13	Iron Mountain, Inc.	335
15	Pitney Bowes, Inc.	222
22	Republic Services, Inc.	756
10	Robert Half International, Inc.	347
6	Stericycle, Inc. ●	711
35	Tyco International Ltd.	1,144
33	Waste Management, Inc.	1,326
		6,986
	Consumer Durables and Apparel - 1.2%
21	Coach, Inc.	1,202
21	D.R. Horton, Inc.	446
4	Fossil Group, Inc. ●	413
8	Garmin Ltd.	297
5	Harman International Industries, Inc.	274
9	Hasbro, Inc.	387
11	Leggett & Platt, Inc.	331
12	Lennar Corp.	448
26	Mattel, Inc.	1,173
22	Newell Rubbermaid, Inc.	566
54	NIKE, Inc. Class B	3,455
26	Pulte Group, Inc. ●	485
6	PVH Corp.	763
5	Ralph Lauren Corp.	788
7	V.F. Corp.	1,259
6	Whirlpool Corp.	682
		12,969
	Consumer Services - 1.8%
33	Carnival Corp.	1,141
2	Chipotle Mexican Grill, Inc. ●	860
10	Darden Restaurants, Inc.	492
20	H & R Block, Inc.	567
20	International Game Technology	326
18	Marriott International, Inc. Class A	726
75	McDonald's Corp.	7,433
56	Starbucks Corp.	3,676
15	Starwood Hotels & Resorts, Inc.	921
10	Wyndham Worldwide Corp.	583
6	Wynn Resorts Ltd.	765
34	Yum! Brands, Inc.	2,338
		19,828
	Diversified Financials - 6.9%
72	American Express Co.	5,351
15	Ameriprise Financial, Inc.	1,225
808	Bank of America Corp.	10,386
87	Bank of New York Mellon Corp.	2,440
9	BlackRock, Inc.	2,393
44	Capital One Financial Corp.	2,747

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Diversified Financials - 6.9% - (continued)
82	Charles Schwab Corp.	$1,750
228	Citigroup, Inc.	10,937
23	CME Group, Inc.	1,747
37	Discover Financial Services, Inc.	1,749
22	E*Trade Financial Corp. ●	272
10	Franklin Resources, Inc.	1,409
32	Goldman Sachs Group, Inc.	4,878
5	IntercontinentalExchange, Inc. ●	974
33	Invesco Ltd.	1,058
283	JP Morgan Chase & Co.	14,945
8	Legg Mason, Inc.	260
22	Leucadia National Corp.	580
15	Moody's Corp.	884
103	Morgan Stanley	2,511
9	Nasdaq OMX Group, Inc.	290
16	Northern Trust Corp.	945
18	NYSE Euronext	753
33	SLM Corp.	760
34	State Street Corp.	2,225
19	T. Rowe Price Group, Inc.	1,420
		74,889
	Energy - 10.4%
38	Anadarko Petroleum Corp.	3,224
29	Apache Corp.	2,461
33	Baker Hughes, Inc.	1,528
16	Cabot Oil & Gas Corp.	1,121
19	Cameron International Corp. ●	1,134
39	Chesapeake Energy Corp.	793
145	Chevron Corp.	17,191
92	ConocoPhillips Holding Co.	5,543
17	Consol Energy, Inc.	466
28	Denbury Resources, Inc. ●	485
28	Devon Energy Corp.	1,466
5	Diamond Offshore Drilling, Inc.	360
18	Ensco plc	1,017
20	EOG Resources, Inc.	2,690
11	EQT Corp.	892
333	Exxon Mobil Corp.	30,098
18	FMC Technologies, Inc. ●	991
70	Halliburton Co.	2,912
8	Helmerich & Payne, Inc.	499
22	Hess Corp.	1,486
47	Kinder Morgan, Inc.	1,805
53	Marathon Oil Corp.	1,837
24	Marathon Petroleum Corp.	1,726
14	Murphy Oil Corp.	826
22	Nabors Industries Ltd.	337
32	National Oilwell Varco, Inc.	2,207
10	Newfield Exploration Co. ●	242
19	Noble Corp.	714
27	Noble Energy, Inc.	1,616
60	Occidental Petroleum Corp.	5,387
20	Peabody Energy Corp.	296
46	Phillips 66	2,734
10	Pioneer Natural Resources Co.	1,482
13	QEP Resources, Inc.	373
12	Range Resources Corp.	944
9	Rowan Cos. plc Class A ●	317
100	Schlumberger Ltd.	7,135
26	Southwestern Energy Co. ●	963
50	Spectra Energy Corp.	1,729
10	Tesoro Corp.	532
41	Valero Energy Corp.	1,422
51	Williams Cos., Inc.	1,661
15	WPX Energy, Inc. ●	284
		112,926
	Food and Staples Retailing - 2.4%
33	Costco Wholesale Corp.	3,614
92	CVS Caremark Corp.	5,246
39	Kroger (The) Co.	1,346
18	Safeway, Inc.	427
44	Sysco Corp.	1,520
65	Walgreen Co.	2,853
123	Wal-Mart Stores, Inc.	9,145
26	Whole Foods Market, Inc.	1,329
		25,480
	Food, Beverage and Tobacco - 5.7%
150	Altria Group, Inc.	5,266
49	Archer-Daniels Midland Co.	1,674
12	Beam, Inc.	760
11	Brown-Forman Corp.	769
13	Campbell Soup Co.	600
287	Coca-Cola Co.	11,507
19	Coca-Cola Enterprises, Inc.	677
31	ConAgra Foods, Inc.	1,089
12	Constellation Brands, Inc. Class A ●	599
15	Dr. Pepper Snapple Group	703
48	General Mills, Inc.	2,346
11	Hershey Co.	1,002
10	Hormel Foods Corp.	392
8	J.M. Smucker Co.	831
19	Kellogg Co.	1,224
45	Kraft Foods Group, Inc.	2,489
28	Lorillard, Inc.	1,236
10	McCormick & Co., Inc.	698
15	Mead Johnson Nutrition Co.	1,201
12	Molson Coors Brewing Co.	564
134	Mondelez International, Inc.	3,812
11	Monster Beverage Corp. ●	656
116	PepsiCo, Inc.	9,472
122	Philip Morris International, Inc.	10,609
24	Reynolds American, Inc.	1,152
21	Tyson Foods, Inc. Class A	547
		61,875
	Health Care Equipment and Services - 4.2%
117	Abbott Laboratories	4,072
28	Aetna, Inc.	1,797
17	AmerisourceBergen Corp.	966
6	Bard (C.R.), Inc.	610
41	Baxter International, Inc.	2,814
15	Becton, Dickinson & Co.	1,438
101	Boston Scientific Corp. ●	936
26	Cardinal Health, Inc.	1,210
16	CareFusion Corp. ●	608
11	Cerner Corp. ●	1,053
21	CIGNA Corp.	1,548
35	Covidien plc	2,216
6	DaVita HealthCare Partners, Inc. ●	763
11	Dentsply International, Inc.	440

The accompanying notes are an integral part of these financial statements.

5

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Health Care Equipment and Services - 4.2% - (continued)
8	Edwards Lifesciences Corp. ●	$568
61	Express Scripts Holding Co. ●	3,771
12	Humana, Inc.	1,000
3	Intuitive Surgical, Inc. ●	1,521
7	Laboratory Corp. of America Holdings ●	695
17	McKesson Corp.	1,943
76	Medtronic, Inc.	3,902
6	Patterson Cos., Inc.	235
12	Quest Diagnostics, Inc.	717
21	St. Jude Medical, Inc.	967
21	Stryker Corp.	1,390
8	Tenet Healthcare Corp. ●	358
76	UnitedHealth Group, Inc.	5,000
8	Varian Medical Systems, Inc. ●	550
23	Wellpoint, Inc.	1,842
13	Zimmer Holdings, Inc.	944
		45,874
	Household and Personal Products - 2.3%
32	Avon Products, Inc.	683
10	Clorox Co.	822
66	Colgate-Palmolive Co.	3,765
18	Estee Lauder Co., Inc.	1,185
29	Kimberly-Clark Corp.	2,802
205	Procter & Gamble Co.	15,809
		25,066
	Insurance - 4.4%
26	ACE Ltd.	2,309
37	Aflac, Inc.	2,138
36	Allstate Corp.	1,716
112	American International Group, Inc. ●	5,014
23	Aon plc	1,489
6	Assurant, Inc.	296
139	Berkshire Hathaway, Inc. Class B ●	15,518
20	Chubb Corp.	1,668
11	Cincinnati Financial Corp.	510
38	Genworth Financial, Inc. ●	428
21	Lincoln National Corp.	771
23	Loews Corp.	1,038
41	Marsh & McLennan Cos., Inc.	1,647
86	MetLife, Inc.	3,951
22	Principal Financial Group, Inc.	816
42	Progressive Corp.	1,071
37	Prudential Financial, Inc.	2,679
7	Torchmark Corp.	474
29	Travelers Cos., Inc.	2,286
21	Unum Group	618
22	XL Group plc	669
		47,106
	Materials - 3.2%
16	Air Products & Chemicals, Inc.	1,428
5	Airgas, Inc.	470
80	Alcoa, Inc.	627
8	Allegheny Technologies, Inc.	214
11	Ball Corp.	464
8	Bemis Co., Inc.	300
4	CF Industries Holdings, Inc.	756
11	Cliff's Natural Resources, Inc.	186
91	Dow Chemical Co.	2,916
69	E.I. DuPont de Nemours & Co.	3,622
12	Eastman Chemical Co.	813
20	Ecolab, Inc.	1,703
10	FMC Corp.	623
78	Freeport-McMoRan Copper & Gold, Inc.	2,148
6	International Flavors & Fragrances, Inc.	460
33	International Paper Co.	1,479
29	LyondellBasell Industries Class A	1,888
13	MeadWestvaco Corp.	451
40	Monsanto Co.	3,946
21	Mosaic Co.	1,114
37	Newmont Mining Corp.	1,116
24	Nucor Corp.	1,031
12	Owens-Illinois, Inc. ●	342
11	PPG Industries, Inc.	1,571
22	Praxair, Inc.	2,555
15	Sealed Air Corp.	350
6	Sherwin-Williams Co.	1,132
9	Sigma-Aldrich Corp.	728
11	United States Steel Corp.	190
10	Vulcan Materials Co.	473
		35,096
	Media - 3.8%
16	Cablevision Systems Corp.	273
43	CBS Corp. Class B	2,091
197	Comcast Corp. Class A	8,260
42	DirecTV ●	2,575
18	Discovery Communications, Inc. ●	1,418
17	Gannett Co., Inc.	418
32	Interpublic Group of Cos., Inc.	466
21	McGraw Hill Financial, Inc.	1,093
149	News Corp. Class A	4,862
19	Omnicom Group, Inc.	1,220
6	Scripps Networks Interactive Class A	428
22	Time Warner Cable, Inc.	2,451
70	Time Warner, Inc.	4,035
33	Viacom, Inc. Class B	2,275
135	Walt Disney Co.	8,520
—	Washington Post Co. Class B	165
		40,550
	Pharmaceuticals, Biotechnology and Life Sciences - 8.4%
119	Abbvie Inc.	4,905
10	Actavis, Inc. ●	1,211
26	Agilent Technologies, Inc.	1,105
15	Alexion Pharmaceuticals, Inc. ●	1,347
22	Allergan, Inc.	1,868
56	Amgen, Inc.	5,546
18	Biogen Idec, Inc. ●	3,822
123	Bristol-Myers Squibb Co.	5,501
31	Celgene Corp. ●	3,648
74	Eli Lilly & Co.	3,646
18	Forest Laboratories, Inc. ●	721
114	Gilead Sciences, Inc. ●	5,849
12	Hospira, Inc. ●	473
210	Johnson & Johnson	18,065
13	Life Technologies Corp. ●	956
226	Merck & Co., Inc.	10,506
29	Mylan, Inc. ●	886
8	PerkinElmer, Inc.	273
7	Perrigo Co.	796
500	Pfizer, Inc.	14,003
6	Regeneron Pharmaceuticals, Inc. ●	1,282

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 8.4% - (continued)
27	Thermo Fisher Scientific, Inc.	$2,276
6	Waters Corp. ●	640
38	Zoetis, Inc.	1,158
		90,483
	Real Estate - 2.1%
30	American Tower Corp. REIT	2,171
11	Apartment Investment & Management Co.
	Class A REIT	327
9	AvalonBay Communities, Inc. REIT	1,231
11	Boston Properties, Inc. REIT	1,202
23	CBRE Group, Inc. ●	531
24	Equity Residential Properties Trust REIT	1,396
34	HCP, Inc. REIT	1,547
21	Health Care, Inc. REIT	1,426
56	Host Hotels & Resorts, Inc. REIT	942
31	Kimco Realty Corp. REIT	655
10	Macerich Co. REIT	628
12	Plum Creek Timber Co., Inc. REIT	568
37	ProLogis L.P. REIT	1,409
11	Public Storage REIT	1,651
23	Simon Property Group, Inc. REIT	3,678
22	Ventas, Inc. REIT	1,523
13	Vornado Realty Trust REIT	1,057
43	Weyerhaeuser Co. REIT	1,233
		23,175
	Retailing - 4.4%
6	Abercrombie & Fitch Co. Class A	267
27	Amazon.com, Inc. ●	7,568
3	AutoNation, Inc. ●	124
3	AutoZone, Inc. ●	1,149
16	Bed Bath & Beyond, Inc. ●	1,159
20	Best Buy Co., Inc.	549
17	CarMax, Inc. ●	777
23	Dollar General Corp. ●	1,140
17	Dollar Tree, Inc. ●	854
7	Expedia, Inc.	422
7	Family Dollar Stores, Inc.	443
9	GameStop Corp. Class A	373
22	Gap, Inc.	907
12	Genuine Parts Co.	909
109	Home Depot, Inc.	8,480
11	J. C. Penney Co., Inc. ●	183
15	Kohl's Corp.	772
18	L Brands Inc.	887
80	Lowe's Cos., Inc.	3,287
29	Macy's, Inc.	1,378
4	Netflix, Inc. ●	884
11	Nordstrom, Inc.	668
8	O'Reilly Automotive, Inc. ●	935
8	PetSmart, Inc.	516
4	Priceline.com, Inc. ●	3,192
16	Ross Stores, Inc.	1,066
50	Staples, Inc.	788
48	Target Corp.	3,309
9	Tiffany & Co.	655
54	TJX Cos., Inc.	2,699
8	TripAdvisor, Inc. ●	501
8	Urban Outfitters, Inc. ●	330
		47,171
	Semiconductors and Semiconductor Equipment - 2.1%
46	Advanced Micro Devices, Inc. ●	186
24	Altera Corp.	793
23	Analog Devices, Inc.	1,038
90	Applied Materials, Inc.	1,341
39	Broadcom Corp. Class A	1,329
5	First Solar, Inc. ●	222
372	Intel Corp.	9,020
12	KLA-Tencor Corp.	691
12	Lam Research Corp. ●	540
17	Linear Technology Corp.	643
41	LSI Corp. ●	294
15	Microchip Technology, Inc.	550
77	Micron Technology, Inc. ●	1,106
43	NVIDIA Corp.	608
14	Teradyne, Inc. ●	252
83	Texas Instruments, Inc.	2,896
20	Xilinx, Inc.	781
		22,290
	Software and Services - 9.4%
49	Accenture plc	3,502
38	Adobe Systems, Inc. ●	1,715
13	Akamai Technologies, Inc. ●	567
17	Autodesk, Inc. ●	573
36	Automatic Data Processing, Inc.	2,504
10	BMC Software, Inc. ●	446
25	CA, Inc.	712
14	Citrix Systems, Inc. ●	845
23	Cognizant Technology Solutions Corp. ●	1,413
11	Computer Sciences Corp.	490
87	eBay, Inc. ●	4,524
23	Electronic Arts, Inc. ●	522
22	Fidelity National Information Services, Inc.	939
10	Fiserv, Inc. ●	871
20	Google, Inc. ●	17,702
78	IBM Corp.	14,922
21	Intuit, Inc.	1,274
8	Mastercard, Inc.	4,512
563	Microsoft Corp.	19,441
275	Oracle Corp.	8,454
24	Paychex, Inc.	886
14	Red Hat, Inc. ●	679
21	SAIC, Inc.	297
41	Salesforce.com, Inc. ●	1,551
52	Symantec Corp.	1,172
12	Teradata Corp. ●	616
12	Total System Services, Inc.	295
11	VeriSign, Inc. ●	506
38	Visa, Inc.	6,933
42	Western Union Co.	714
71	Yahoo!, Inc. ●	1,792
		101,369
	Technology Hardware and Equipment - 6.2%
12	Amphenol Corp. Class A	929
70	Apple, Inc.	27,853
400	Cisco Systems, Inc.	9,732
110	Corning, Inc.	1,572

The accompanying notes are an integral part of these financial statements.

7

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Technology Hardware and Equipment - 6.2% - (continued)
110	Dell, Inc.		$1,467
157	EMC Corp.		3,718
6	F5 Networks, Inc. ●		407
11	FLIR Systems, Inc.		288
8	Harris Corp.		404
145	Hewlett-Packard Co.		3,584
14	Jabil Circuit, Inc.		282
18	JDS Uniphase Corp. ●		255
38	Juniper Networks, Inc. ●		732
10	Molex, Inc.		305
20	Motorola Solutions, Inc.		1,173
27	NetApp, Inc. ●		1,019
129	Qualcomm, Inc.		7,905
18	SanDisk Corp. ●		1,115
24	Seagate Technology plc		1,071
31	TE Connectivity Ltd.		1,419
16	Western Digital Corp.		990
92	Xerox Corp.		835
			67,055
	Telecommunication Services - 2.8%
403	AT&T, Inc.		14,267
46	CenturyLink, Inc.		1,614
22	Crown Castle International Corp. ●		1,593
75	Frontier Communications Co.		303
226	Sprint Nextel Corp. ●		1,587
214	Verizon Communications, Inc.		10,787
44	Windstream Corp.		343
			30,494
	Transportation - 1.7%
12	C.H. Robinson Worldwide, Inc.		677
77	CSX Corp.		1,776
15	Expeditors International of Washington, Inc.		587
22	FedEx Corp.		2,173
8	Kansas City Southern		879
24	Norfolk Southern Corp.		1,713
4	Ryder System, Inc.		235
54	Southwest Airlines Co.		697
35	Union Pacific Corp.		5,390
53	United Parcel Service, Inc. Class B		4,604
			18,731
	Utilities - 3.3%
46	AES (The) Corp.		557
9	AGL Resources, Inc.		380
18	Ameren Corp.		626
36	American Electric Power Co., Inc.		1,630
32	CenterPoint Energy, Inc.		754
20	CMS Energy Corp.		540
22	Consolidated Edison, Inc.		1,278
43	Dominion Resources, Inc.		2,460
13	DTE Energy Co.		872
53	Duke Energy Corp.		3,566
24	Edison International		1,176
13	Entergy Corp.		930
64	Exelon Corp.		1,978
31	FirstEnergy Corp.		1,171
6	Integrys Energy Group, Inc.		349
32	NextEra Energy, Inc.		2,593
23	NiSource, Inc.		670
24	Northeast Utilities		992
24	NRG Energy, Inc.		644
15	Oneok, Inc.		638
19	Pepco Holdings, Inc.		375
33	PG&E Corp.		1,514
8	Pinnacle West Capital Corp.		457
44	PPL Corp.		1,343
38	Public Service Enterprise Group, Inc.		1,239
10	SCANA Corp.		514
17	Sempra Energy		1,383
65	Southern Co.		2,876
15	TECO Energy, Inc.		263
17	Wisconsin Energy Corp.		702
37	Xcel Energy, Inc.		1,057
			35,527
	Total common stocks
	(cost $752,841)		$1,071,882

	Total long-term investments
	(cost $752,841)		$1,071,882

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $10,356, collateralized by U.S.
Treasury Bill 0.11%, 2017, U.S. Treasury
Bond 2.88%, 2043, U.S. Treasury Note
0.25% - 4.25%, 2014 - 2016, value of
	$10,563)
$10,356	0.10%, 6/28/2013		$10,356

U.S. Treasury Bills - 0.0%
850	0.03%, 08/01/2013 □○		$850

	Total short-term investments
	(cost $11,206)		$11,206

	Total investments
	(cost $764,047) ▲	100.1%	$1,083,088
	Other assets and liabilities	(0.1)%	(1,010)
	Total net assets	100.0%	$1,082,078

The accompanying notes are an integral part of these financial statements.

8

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $807,774 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$381,143
Unrealized Depreciation	(105,829)
Net Unrealized Appreciation	$275,314

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2013 as listed in the table below:

Futures Contracts Outstanding at June 30, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 Futures	31	09/19/2013	$12,408	$12,395	$(13)

* The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Index HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,071,882	$1,071,882	$–	$–
Short-Term Investments	11,206	–	11,206	–
Total	$1,083,088	$1,071,882	$11,206	$–
Liabilities:
Futures *	13	13	–	–
Total	$13	$13	$–	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

10

Hartford Index HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $764,047)	$1,083,088
Cash	1
Receivables:
Investment securities sold	134
Fund shares sold	446
Dividends and interest	1,326
Variation margin	1
Other assets	3
Total assets	1,084,999
Liabilities:
Payables:
Investment securities purchased	63
Fund shares redeemed	2,675
Variation margin	59
Investment management fees	53
Distribution fees	15
Accrued expenses	56
Total liabilities	2,921
Net assets	$1,082,078
Summary of Net Assets:
Capital stock and paid-in-capital	$791,631
Undistributed net investment income	9,995
Accumulated net realized loss	(38,576)
Unrealized appreciation of investments	319,028
Net assets	$1,082,078
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$33.74
Shares outstanding	21,492
Net assets	$725,159
Class IB: Net asset value per share	$33.55
Shares outstanding	10,640
Net assets	$356,919

The accompanying notes are an integral part of these financial statements.

11

Hartford Index HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$11,350
Interest	4
Less: Foreign tax withheld	(4)
Total investment income, net	11,350

Expenses:
Investment management fees	1,597
Distribution fees - Class IB	425
Custodian fees	5
Accounting services fees	53
Board of Directors' fees	12
Audit fees	8
Other expenses	76
Total expenses	2,176
Net Investment Income	9,174

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	6,625
Net realized gain on futures	1,494
Net Realized Gain on Investments and Other Financial Instruments	8,119

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	116,756
Net unrealized depreciation of futures	(12)
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	116,744
Net Gain on Investments and Other Financial Instruments	124,863
Net Increase in Net Assets Resulting from Operations	$134,037

The accompanying notes are an integral part of these financial statements.

12

Hartford Index HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$9,174	$18,994
Net realized gain on investments and other financial instruments	8,119	8,922
Net unrealized appreciation of investments and other financial instruments	116,744	111,762
Net Increase in Net Assets Resulting from Operations	134,037	139,678
Distributions to Shareholders:
From net investment income
Class IA	—	(13,809)
Class IB	—	(5,486)
Total distributions	—	(19,295)
Capital Share Transactions:
Class IA
Sold	27,170	67,728
Issued on reinvestment of distributions	—	13,809
Redeemed	(86,032)	(150,607)
Total capital share transactions	(58,862)	(69,070)
Class IB
Sold	58,468	138,040
Issued on reinvestment of distributions	—	5,486
Redeemed	(50,480)	(101,658)
Total capital share transactions	7,988	41,868
Net decrease from capital share transactions	(50,874)	(27,202)
Net Increase in Net Assets	83,163	93,181
Net Assets:
Beginning of period	998,915	905,734
End of period	$1,082,078	$998,915
Undistributed (distribution in excess of) net investment income	$9,995	$821
Shares:
Class IA
Sold	836	2,335
Issued on reinvestment of distributions	—	467
Redeemed	(2,644)	(5,199)
Total share activity	(1,808)	(2,397)
Class IB
Sold	1,804	4,800
Issued on reinvestment of distributions	—	186
Redeemed	(1,554)	(3,505)
Total share activity	250	1,481

The accompanying notes are an integral part of these financial statements.

13

Hartford Index HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Index HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

14

Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation

15

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These

16

differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2013.

17

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$—	$—	$—	$1	$—	$—	$1
Total	$—	$—	$—	$1	$—	$—	$1

Liabilities:
Variation margin payable *	$—	$—	$—	$59	$—	$—	$59
Total	$—	$—	$—	$59	$—	$—	$59

* Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative depreciation of $(13) as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$1,494	$—	$—	$1,494
Total	$—	$—	$—	$1,494	$—	$—	$1,494

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of futures	$—	$—	$—	$(12)	$—	$—	$(12)
Total	$—	$—	$—	$(12)	$—	$—	$(12)

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

18

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Futures contracts - Variation margin receivable	$1	$—	$1	$—	$—	$1
Repurchase Agreements	10,356	—	10,356	—	(10,563)	—
Total subject to a master netting or similar arrangement	$10,357	$—	$10,357	$—	$(10,563)	$1

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Futures – Variation margin payable	$59	$—	$59	$—	$(850)	$—
Total subject to a master netting or similar arrangement	$59	$—	$59	$—	$(850)	$—

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

19

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$19,295	$15,474

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$821
Accumulated Capital and Other Losses*	(2,969)
Unrealized Appreciation†	158,558
Total Accumulated Earnings	$156,410

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(329)
Accumulated Net Realized Gain (Loss)	329

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

20

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$2,969
Total	$2,969

During the year ended December 31, 2012, the Fund utilized $19,123 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $2 billion	0.3000%
On next $3 billion	0.2000%
On next $5 billion	0.1800%
Over $10 billion	0.1700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

21

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$11,442
Sales Proceeds Excluding U.S. Government Obligations	55,202

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure

22

under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

a)	On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

b)	On June 2, 2011, a complaint was filed against Hartford Investment Management Company in the United States District Court of Connecticut (Deutsche Bank Trust Company Americas v. Aetna, Inc., ING Investment Trust Co., Milan E. Chilla, Hartford Investment Management Co., and UBS AG (D. Conn.)). In a similar action, plaintiffs filed a complaint listing Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. as members of the defendant class (The Official Committee of Unsecured Creditors of Tribune Company v. Fitzsimons, et al. (Bankr. D. Del.)). The complaints relate to the bankruptcy of the Tribune Company, which was a public company that repurchased its shares in a leveraged buyout in 2007, but entered bankruptcy a year later. The complaints were served in August 2011. The plaintiffs in each case allege that the repurchase of shares acted as a fraudulent transfer. The plaintiffs in each case seek to recover from each class member the amount of consideration received in the buyout. Each action was recently transferred to the United States District Court for the Southern District of New York. In the Deutsche Bank Trust Company Americas action, the defendants have filed a motion to dismiss, which plaintiffs have opposed. The court in the Deutsche Bank Trust Company Americas action has not yet ruled on the motion. The Official Committee of Unsecured Creditors of Tribune Company action is currently stayed and no responsive pleading has been filed. The Hartford intends to vigorously defend these actions.

23

Hartford Index HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$29.69	$0.31	$3.74	$4.05	$–	$–	$–	$–	$33.74
IB	29.56	0.25	3.74	3.99	–	–	–	–	33.55

For the Year Ended December 31, 2012
IA	26.20	0.61	3.48	4.09	(0.60)	–	–	(0.60)	29.69
IB	26.09	0.49	3.51	4.00	(0.53)	–	–	(0.53)	29.56

For the Year Ended December 31, 2011
IA	26.20	0.52	(0.05)	0.47	(0.47)	–	–	(0.47)	26.20
IB	26.08	0.39	0.03	0.42	(0.41)	–	–	(0.41)	26.09

For the Year Ended December 31, 2010
IA	23.22	0.44	2.97	3.41	(0.43)	–	–	(0.43)	26.20
IB	23.12	0.34	2.99	3.33	(0.37)	–	–	(0.37)	26.08

For the Year Ended December 31, 2009
IA	18.75	0.42	4.48	4.90	(0.42)	(0.01)	–	(0.43)	23.22
IB	18.69	0.35	4.46	4.81	(0.37)	(0.01)	–	(0.38)	23.12

For the Year Ended December 31, 2008
IA	31.54	0.59	(12.16)	(11.57)	(0.58)	(0.64)	–	(1.22)	18.75
IB	31.40	0.51	(12.07)	(11.56)	(0.51)	(0.64)	–	(1.15)	18.69

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(D)	Not annualized.
(E)	Annualized.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers		Ratio of Expenses to Average Net Assets After Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(C)

13.64	%(D)	$725,159	0.33	%(E)	0.33	%(E)	1.80	%(E)	1%
13.48	(D)	356,919	0.58	(E)	0.58	(E)	1.56	(E)	–

15.63		691,786	0.33		0.33		1.98		7
15.34		307,129	0.58		0.58		1.75		–

1.81		673,275	0.33		0.33		1.74		3
1.60		232,459	0.58		0.58		1.51		–

14.73		809,629	0.34		0.34		1.73		4
14.45		209,260	0.59		0.59		1.48		–

26.15		811,634	0.35		0.35		2.00		6
25.81		166,162	0.60		0.60		1.75		–

(37.11)		718,081	0.32		0.32		2.02		4
(37.27)		138,014	0.57		0.57		1.77		–

25

Hartford Index HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

26

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

27

Hartford Index HLS Fund
Directors and Officers (Unaudited) – (continued)

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Index HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,136.40	$1.75	$1,000.00	$1,023.16	$1.66	0.33%	181	365
Class IB	$1,000.00	$1,134.80	$3.07	$1,000.00	$1,021.92	$2.91	0.58%	181	365

29

Hartford Index HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Passive Management Risk: The Fund is not actively managed, and will generally remain fully invested even when stock prices are falling.

Index Tracking Risk: The Fund’s performance may not match or correlate to that of its index, which may cause the Fund’s performance to be lower than expected.

S&P Disclosure: "Standard & Poor's," "S&P®," "S&P 500®," "Standard & Poor's," and "500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. Investment options are not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Investment Options.

30

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-IX13 8-13 113545-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford International Opportunities HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford International Opportunities HLS Fund inception 07/02/1990
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
International Opportunities IA	2.96%	15.55%	1.15%	9.66%
International Opportunities IB	2.83%	15.26%	0.90%	9.39%
MSCI All Country World ex USA Index	0.27%	14.14%	-0.34%	9.09%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.74% and 0.99%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford International Opportunities HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Nicolas M. Choumenkovitch	Tara Connolly Stilwell, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA of the Hartford International Opportunities HLS Fund returned 2.96% for the six-month period ended June 30, 2013, outperforming its benchmark, the MSCI All Country World ex USA Index, which returned 0.27% for the same period. The Fund also outperformed the 2.27% average return of the Variable Products-Underlying Funds Lipper International Growth Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities (+6.4%), as measured by the MSCI All Country World Index, gained during the six-month period. Favorable global liquidity dynamics and accommodative monetary policy from central banks around the globe provided a tailwind for stocks, helping investors to look past slowing growth and an increase in lending rates in China. Following a dramatic shift in monetary policy by the Bank of Japan to more aggressive management of a 2% inflation target, Japanese equities soared. U.S. equities also outperformed global indexes, as the U.S. economy appeared relatively stable compared to other countries. Although investors initially reacted negatively to news in May that the Federal Reserve (Fed) might slow its bond-buying program sooner than expected, U.S. equities recovered toward the end of the quarter. Signs of strength in Germany and France partially offset concerns elsewhere in the eurozone. Ongoing European sovereign-debt issues weighed on investors in Greece and Spain. Political unrest in Turkey, Egypt, and Brazil contributed to declines in emerging markets.

Non-U.S. stocks, as measured by the MSCI All Country World ex USA Index, were roughly flat for the period (+0.3%). Eight of the ten sectors in the benchmark posted positive returns, led by Health Care (+13%), Consumer Discretionary (+10%), and Telecommunication Services (+6%), while Materials (-19%) and Energy (-8%) lagged on a relative basis.

The Fund’s outperformance versus its benchmark was primarily due to strong stock selection, particularly within Financials, Materials, and Industrials. This was modestly offset by weaker selection in Consumer Staples and Utilities. Allocation among sectors, a result of the bottom-up stock selection process, also contributed to positive relative returns, largely due to underweight positions (i.e. the Fund’s sector position was less than the benchmark position) in Materials and Energy.

Top contributors to absolute and benchmark-relative performance during the period included Roche (Health Care), Rolls-Royce (Industrials), and MUFG (Financials). Shares of Roche, a Swiss-based global health care company, outperformed as investors became positive on the company's near-term product roll out and future drug pipeline as eleven of fourteen Phase III trials delivered positive results in 2012. Shares of Rolls-Royce, U.K.-based manufacturer of engines and power systems for aircraft, particularly those used for long haul routes, rose as the stock outperformed in the first quarter as investors appreciated the company's steady and visible generation of cash flow. Shares of MUFG, a Japan-based bank, climbed during the period supported by the recovery in the Japanese economy and the improved conditions of its customers who benefit from a weaker yen.

The largest detractors from absolute and benchmark-relative returns were FANUC (Industrials), SABESP (Utilities), and ArcelorMittal (Materials). Shares of FANUC, a Japan-based manufacturer of factory automation machinery, underperformed during the period as the company was not a direct beneficiary of the weakening yen. Additionally, the weakening economic activity in China and the company's exposure to Apple contributed to the stock’s underperformance. Shares of SABESP, a Brazilian water utility company, underperformed as the market became concerned about the sustainability of tariffs in the wake of massive protests throughout Brazil. Shares of ArcelorMittal, a multinational steel manufacturing corporation, underperformed as global economic activity was weaker than expected coupled with excess capacity in the steel sector.

What is the outlook?

At a macro level, we continue to see signs of economic improvement in the developed world, which we expect to remain in a low growth environment and with low interest rates for a while longer. We believe this low growth environment could drive consolidation, and we are working to identify companies with the potential to surprise on the upside and where we see the potential for better capital discipline and improved industry structure. While we believe the risk of a sharp economic decline is reduced, we strive to maintain a well-balanced portfolio with investments that represent diverse economic drivers.

3

Hartford International Opportunities HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

As is consistent with the investment approach, we continue to look for opportunities at a company-by-company level, focusing on those companies which can deliver improvements in ROIC (return on invested capital) or sustain ROIC for longer than the market anticipates.

At the end of the period, relative to the benchmark we were most overweight Health Care, Industrials and Utilities, and most underweight Energy, Telecommunication Services and Materials. On a regional basis, we ended the period with an overweight to select European countries, including France, Belgium and Italy, and underweight positions in Australia, Canada, South Korea and Germany.

Diversification by Industry
as of June 30, 2013
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	3.5%
Banks (Financials)	7.2
Capital Goods (Industrials)	10.5
Commercial and Professional Services (Industrials)	0.2
Consumer Durables and Apparel (Consumer Discretionary)	1.1
Consumer Services (Consumer Discretionary)	3.8
Diversified Financials (Financials)	4.8
Energy (Energy)	4.9
Food and Staples Retailing (Consumer Staples)	1.9
Food, Beverage and Tobacco (Consumer Staples)	8.5
Health Care Equipment and Services (Health Care)	2.4
Insurance (Financials)	8.2
Materials (Materials)	6.5
Media (Consumer Discretionary)	1.3
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	9.7
Real Estate (Financials)	5.3
Retailing (Consumer Discretionary)	2.0
Semiconductors and Semiconductor Equipment (Information Technology)	3.5
Software and Services (Information Technology)	0.4
Technology Hardware and Equipment (Information Technology)	1.4
Telecommunication Services (Services)	2.1
Transportation (Industrials)	2.9
Utilities (Utilities)	5.7
Short-Term Investments	2.3
Other Assets and Liabilities	(0.1)
Total	100.0%

Currency Concentration of Securities
as of June 30, 2013
Percentage of
Description	Net Assets
Australian Dollar	0.4%
Brazilian Real	0.3
British Pound	16.7
Canadian Dollar	4.2
Euro	31.0
Hong Kong Dollar	7.1
Indian Rupee	0.8
Japanese Yen	20.1
Malaysian Ringgit	0.3
Mexican New Peso	0.6
Norwegian Krone	0.5
Republic of Korea Won	0.5
Swedish Krona	1.4
Swiss Franc	8.7
Taiwanese Dollar	1.7
United States Dollar	5.8
Other Assets and Liabilities	(0.1)
Total	100.0%

4

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.1%
	Australia - 0.4%
592	Westfield Group REIT	$6,201

	Austria - 0.6%
327	Erste Group Bank AG	8,703

	Belgium - 4.2%
501	Anheuser-Busch InBev N.V.	45,063
396	Umicore S.A.	16,440
		61,503
	Brazil - 1.1%
1,126	Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,721
279	Mills Estruturas e Servicos de Engenharia S.A.	3,777
		15,498
	Canada - 4.2%
333	Canadian National Railway Co.	32,442
118	MEG Energy Corp. ●	3,243
245	Suncor Energy, Inc.	7,233
328	Tim Hortons, Inc.	17,766
		60,684
	China - 3.8%
12,547	China Construction Bank	8,817
5,361	China Pacific Insurance Co., Ltd.	16,995
1,180	ENN Energy Holdings Ltd.	6,250
17,300	Lenovo Group Ltd.	15,572
1,900	Shandong Weigao Group Medical Polymer Co., Ltd.	2,070
1,070	Sinopharm Medicine Holding Co., Ltd.	2,675
2,135	Zhongsheng Group Holdings Ltd.	2,343
		54,722
	Cyprus - 0.0%
21	QIWI plc ADR	478

	Finland - 0.8%
154	Kone Oyj Class B	12,220

	France - 15.1%
406	Accor S.A.	14,287
273	Air Liquide	33,705
1,752	AXA S.A.	34,543
542	BNP Paribas	29,653
106	Bureau Veritas S.A.	2,744
159	Cie Generale d'Optique Essilor International S.A.	16,937
884	Rexel S.A.	19,924
240	Safran S.A.	12,523
218	Sanofi-Aventis S.A.	22,587
206	Schneider Electric S.A.	14,951
81	Unibail Rodamco REIT	18,857
		220,711
	Germany - 2.6%
56	Brenntag AG	8,584
97	Continental AG	12,915
328	Deutsche Wohnen AG	5,565
175	Lanxess	10,561
		37,625
	Hong Kong - 3.3%
3,603	AIA Group Ltd.	15,180
3,153	Kunlun Energy Co., Ltd.	5,565
1,308	Link (The) REIT	6,417
5,231	MGM China Holdings Ltd.	13,880
1,202	Shanghai Fosun Pharmaceutical Co., Ltd. ●	1,951
985	Shangri-La Asia Ltd.	1,694
7,880	Skyworth Digital Holdings Ltd.	3,956
		48,643
	India - 0.8%
1,577	ITC Ltd.	8,581
84	United Spirits Ltd.	3,060
		11,641
	Ireland - 0.6%
457	CRH plc	9,280

	Italy - 3.7%
276	Banca Generali S.p.A.	5,942
3,236	Intesa Sanpaolo	5,179
1,260	Mediaset S.p.A.	4,745
8,342	Snam S.p.A.	37,982
		53,848
	Japan - 20.1%
983	AEON Co., Ltd.	12,914
498	Aisin Seiki Co., Ltd.	19,026
307	Daiichi Sankyo Co., Ltd.	5,123
81	Daito Trust Construction Co., Ltd.	7,651
371	Eisai Co., Ltd.	15,103
366	FamilyMart Co., Ltd.	15,595
223	Honda Motor Co., Ltd.	8,285
878	Japan Tobacco, Inc.	30,988
1,528	Mitsubishi Electric Corp.	14,278
5,523	Mitsubishi UFJ Financial Group, Inc.	34,111
366	Mitsui Fudosan Co., Ltd.	10,760
2,020	Nomura Holdings, Inc.	14,870
194	Nomura Research Institute Ltd.	6,307
173	Omron Corp.	5,161
203	Ono Pharmaceutical Co., Ltd.	13,791
1,595	Rakuten, Inc.	18,862
436	Shizuoka Bank Ltd.	4,703
133	SoftBank Corp.	7,719
1,551	T&D Holdings, Inc.	20,743
143	THK Co., Ltd.	3,000
758	Tokio Marine Holdings, Inc.	23,903
		292,893
	Malaysia - 0.3%
4,004	AirAsia Berhad	4,029

	Mexico - 0.6%
2,064	Fibra Uno Administracion S.A. REIT	6,932
1,039	Macquarie Mexico Real Estate Management S.A. de C.V. REIT	2,245
		9,177
	Netherlands - 1.3%
72	ASML Holding N.V.	5,671
449	NXP Semiconductors N.V. ●	13,897
		19,568
	Norway - 0.5%
201	Algeta ASA ●	7,633

The accompanying notes are an integral part of these financial statements.

5

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.1% - (continued)
	Panama - 0.4%
47	Copa Holdings S.A. Class A	$6,164

	Portugal - 1.1%
731	Galp Energia SGPS S.A.	10,836
1,491	Portugal Telecom SGPS S.A.	5,799
		16,635
	South Korea - 0.5%
6	Samsung Electronics Co., Ltd.	6,496

	Spain - 1.2%
1,341	Telefonica S.A. ●	17,248

	Sweden - 1.4%
520	Assa Abloy Ab	20,305

	Switzerland - 8.7%
135	Cie Financiere Richemont S.A.	11,936
9	Givaudan	11,520
761	Julius Baer Group Ltd.	29,713
13	Partners Group	3,538
218	Roche Holding AG	54,200
977	UBS AG	16,583
		127,490
	Taiwan - 1.7%
6,884	Taiwan Semiconductor Manufacturing Co., Ltd.	24,921

	United Kingdom - 16.1%
233	Al Noor Hospitals Group ●	2,240
437	AstraZeneca plc	20,678
2,885	BAE Systems plc	16,804
859	BG Group plc	14,599
4,395	BP plc	30,504
85	Derwent London plc REIT	2,965
1,002	Diageo Capital plc	28,731
2,344	Direct Line Insurance Group plc	8,308
370	Great Portland Estates plc	2,985
854	Hammerson plc REIT	6,333
209	Imperial Tobacco Group plc	7,259
1,665	Kingfisher plc	8,684
13,864	Lloyds Banking Group plc ●	13,313
2,382	National Grid plc	27,002
864	NMC Health plc	3,547
1,904	Rexam plc	13,818
1,537	Rolls-Royce Holdings plc	26,472
		234,242
	United States - 1.0%
212	Carnival Corp.	7,276
115	Covidien plc	7,195
		14,471
	Total common stocks
	(cost $1,317,670)	$1,403,029

PREFERRED STOCKS - 1.7%
	Germany - 1.7%
321	ProSieben Sat.1 Media AG	$13,754
58	Volkswagen AG N.V.	11,693
		25,447
	Total preferred stocks
	(cost $25,526)	$25,447

	Total long-term investments (cost $1,343,196)	$1,428,476

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $121, collateralized by GNMA 3.00%, 2042, value of $123)
$121	0.13%, 6/28/2013	$121
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $2,568, collateralized by
FHLMC 4.00% - 5.00%, 2023 - 2025,
FNMA 2.00% - 5.00%, 2022 - 2042,
GNMA 2.00% - 5.00%, 2041 - 2043, value
	of $2,613)
2,568	0.15%, 6/28/2013	2,568
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $4,989, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $5,077)
4,989	0.12%, 6/28/2013	4,989
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $3,458, collateralized by U.S. Treasury Note 3.13%, 2021, value of $3,514)
3,457	0.10%, 6/28/2013	3,457
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $10,189,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $10,342)
10,189	0.10%, 6/28/2013	10,189
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $121, collateralized by FNMA 4.50%, 2035, value of $123)
121	0.25%, 6/28/2013	121
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $4,086, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $4,168)
4,086	0.10%, 6/28/2013	4,086

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.3% - (continued)
	Repurchase Agreements - 2.3% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $7,206, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $7,328)
$7,206	0.12%, 6/28/2013		$7,206
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $104, collateralized by U.S. Treasury Note 0.63%, 2014, value of $106)
104	0.09%, 6/28/2013		104
			32,841
	Total short-term investments
	(cost $32,841)		$32,841

	Total investments
	(cost $1,376,037) ▲	100.1%	$1,461,317
	Other assets and liabilities	(0.1)%	(2,173)
	Total net assets	100.0%	$1,459,144

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $1,390,602 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$127,975
Unrealized Depreciation	(57,260)
Net Unrealized Appreciation	$70,715

●	Non-income producing.

The accompanying notes are an integral part of these financial statements.

7

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	07/01/2013	CBA	$2,131	$2,089	$42
CAD	Sell	07/03/2013	BCLY	524	522	2
CAD	Sell	07/12/2013	BCLY	770	767	3
CAD	Sell	07/02/2013	CSFB	312	312	–
CAD	Sell	07/11/2013	CSFB	455	454	1
CHF	Buy	07/03/2013	UBS	2,900	2,901	1
EUR	Buy	07/01/2013	DEUT	2,460	2,464	4
EUR	Buy	07/02/2013	DEUT	3,884	3,878	(6)
EUR	Buy	07/03/2013	HSBC	2,136	2,136	–
GBP	Buy	07/03/2013	BCLY	1,452	1,452	–
GBP	Buy	07/02/2013	UBS	723	721	(2)
GBP	Sell	07/01/2013	NAB	137	136	1
HKD	Sell	07/02/2013	DEUT	407	407	–
HKD	Sell	07/03/2013	JPM	5,294	5,295	(1)
JPY	Buy	07/03/2013	JPM	2,214	2,211	(3)
						$42

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBA	Commonwealth Bank of Australia
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Hartford International Opportunities HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,403,029	$140,135	$1,262,894	$–
Preferred Stocks	25,447	–	25,447	–
Short-Term Investments	32,841	–	32,841	–
Total	$1,461,317	$140,135	$1,321,182	$–
Foreign Currency Contracts *	54	–	54	–
Total	$54	$–	$54	$–
Liabilities:
Foreign Currency Contracts *	12	–	12	–
Total	$12	$–	$12	$–

♦	For the six-month period ended June 30, 2013, investments valued at $24,261 were transferred from Level 1 to Level 2, and investments valued at $39,580 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

9

Hartford International Opportunities HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,376,037)	$1,461,317
Foreign currency on deposit with custodian (cost $704)	704
Unrealized appreciation on foreign currency contracts	54
Receivables:
Investment securities sold	22,120
Fund shares sold	1,451
Dividends and interest	4,856
Total assets	1,490,502
Liabilities:
Unrealized depreciation on foreign currency contracts	12
Bank overdraft	581
Payables:
Investment securities purchased	29,283
Fund shares redeemed	1,173
Investment management fees	163
Distribution fees	8
Accrued expenses	138
Total liabilities	31,358
Net assets	$1,459,144
Summary of Net Assets:
Capital stock and paid-in-capital	$1,943,419
Undistributed net investment income	49,260
Accumulated net realized loss	(618,793)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	85,258
Net assets	$1,459,144
Shares authorized	2,625,000
Par value	$0.001
Class IA: Net asset value per share	$13.00
Shares outstanding	96,509
Net assets	$1,254,902
Class IB: Net asset value per share	$13.13
Shares outstanding	15,561
Net assets	$204,242

The accompanying notes are an integral part of these financial statements.

10

Hartford International Opportunities HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$29,779
Interest	19
Less: Foreign tax withheld	(3,275)
Total investment income, net	26,523

Expenses:
Investment management fees	5,155
Transfer agent fees	2
Distribution fees - Class IB	268
Custodian fees	109
Accounting services fees	121
Board of Directors' fees	20
Audit fees	16
Other expenses	196
Total expenses (before fees paid indirectly)	5,887
Commission recapture	(25)
Custodian fee offset	—
Total fees paid indirectly	(25)
Total expenses, net	5,862
Net Investment Income	20,661

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	103,506
Net realized gain on foreign currency contracts	1,538
Net realized loss on other foreign currency transactions	(1,851)
Net Realized Gain on Investments and Foreign Currency Transactions	103,193

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(78,458)
Net unrealized appreciation of foreign currency contracts	45
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(70)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(78,483)
Net Gain on Investments and Foreign Currency Transactions	24,710
Net Increase in Net Assets Resulting from Operations	$45,371

The accompanying notes are an integral part of these financial statements.

11

Hartford International Opportunities HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$20,661	$28,213
Net realized gain on investments and foreign currency transactions	103,193	18,671
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(78,483)	235,594
Net Increase in Net Assets Resulting from Operations	45,371	282,478
Distributions to Shareholders:
From net investment income
Class IA	—	(24,562)
Class IB	—	(3,573)
Total distributions	—	(28,135)
Capital Share Transactions:
Class IA
Sold	61,015	85,672
Issued on reinvestment of distributions	—	24,562
Redeemed	(148,362)	(311,056)
Total capital share transactions	(87,347)	(200,822)
Class IB
Sold	14,088	23,016
Issued on reinvestment of distributions	—	3,573
Redeemed	(36,876)	(76,826)
Total capital share transactions	(22,788)	(50,237)
Net decrease from capital share transactions	(110,135)	(251,059)
Net Increase (Decrease) in Net Assets	(64,764)	3,284
Net Assets:
Beginning of period	1,523,908	1,520,624
End of period	$1,459,144	$1,523,908
Undistributed (distribution in excess of) net investment income	$49,260	$28,599
Shares:
Class IA
Sold	4,658	7,362
Issued on reinvestment of distributions	—	2,110
Redeemed	(11,335)	(26,480)
Total share activity	(6,677)	(17,008)
Class IB
Sold	1,060	1,956
Issued on reinvestment of distributions	—	303
Redeemed	(2,790)	(6,476)
Total share activity	(1,730)	(4,217)

The accompanying notes are an integral part of these financial statements.

12

Hartford International Opportunities HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford International Opportunities HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using

13

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation

14

Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

15

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid

16

investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund had no illiquid or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

17

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$54	$—	$—	$—	$—	$54
Total	$—	$54	$—	$—	$—	$—	$54

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$12	$—	$—	$—	$—	$12
Total	$—	$12	$—	$—	$—	$—	$12

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$1,538	$—	$—	$—	$—	$1,538
Total	$—	$1,538	$—	$—	$—	$—	$1,538

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$45	$—	$—	$—	$—	$45
Total	$—	$45	$—	$—	$—	$—	$45

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

18

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$32,841	$—	$32,841	$—	$(33,394)	$—
Unrealized appreciation on foreign currency contracts	54	—	54	(5)	—	49
Total subject to a master netting or similar arrangement	$32,895	$—	$32,895	$(5)	$(33,394)	$49

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Unrealized depreciation on foreign currency contracts	$12	$—	$12	$(5)	$—	$7
Total subject to a master netting or similar arrangement	$12	$—	$12	$(5)	$—	$7

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal

19

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$28,135	$808

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$32,158
Accumulated Capital and Other Losses*	(710,980)
Unrealized Appreciation†	149,176
Total Accumulated Deficit	$(529,646)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$387
Accumulated Net Realized Gain (Loss)	(387)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss

20

carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2015	$26,254
2016	397,126
2017	287,600
Total	$710,980

During the year ended December 31, 2012, the Fund utilized $10,830 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

21

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.74%
Class IB	0.99

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a

22

per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.23%	0.23%
Total Return Excluding Payment from Affiliate	33.15%	32.83%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$928,733
Sales Proceeds Excluding U.S. Government Obligations	1,042,276

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

Hartford International Opportunities HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

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25

Hartford International Opportunities HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited) (E)
IA	$12.63	$0.18		$0.19	$0.37	$–	$–	$–	$–	$13.00
IB	12.76	0.17		0.20	0.37	–	–	–	–	13.13

For the Year Ended December 31, 2012
IA	10.72	0.26		1.88	2.14	(0.23)	–	–	(0.23)	12.63
IB	10.82	0.25		1.88	2.13	(0.19)	–	–	(0.19)	12.76

For the Year Ended December 31, 2011
IA	12.46	0.21		(1.94)	(1.73)	(0.01)	–	–	(0.01)	10.72
IB	12.61	0.19		(1.97)	(1.78)	(0.01)	–	–	(0.01)	10.82

For the Year Ended December 31, 2010 (E)
IA	11.01	0.13		1.46	1.59	(0.14)	–	–	(0.14)	12.46
IB	11.15	0.11		1.46	1.57	(0.11)	–	–	(0.11)	12.61

For the Year Ended December 31, 2009
IA	8.40	0.19	(I)	2.61	2.80	(0.19)	–	–	(0.19)	11.01
IB	8.51	0.17	(I)	2.64	2.81	(0.17)	–	–	(0.17)	11.15

For the Year Ended December 31, 2008
IA	15.62	0.28		(6.68)	(6.40)	(0.28)	(0.54)	–	(0.82)	8.40
IB	15.78	0.27		(6.76)	(6.49)	(0.24)	(0.54)	–	(0.78)	8.51

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Per share amounts have been calculated using the average shares method.
(F)	Not annualized.
(G)	Annualized.
(H)	During the year ended December 31, 2010, the Fund incurred $456.2 million in sales associated with the transition of assets from Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.
(I)	The impact of Payment from Affiliate per share was $0.03.
(J)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

26

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

2.96	%(F)	$1,254,902	0.74	%(G)	0.74	%(G)	2.77	%(G)	63%
2.83	(F)	204,242	0.99	(G)	0.99	(G)	2.51	(G)	–

20.20		1,303,209	0.74		0.74		1.88		95
19.89		220,699	0.99		0.99		1.64		–

(13.97)		1,287,917	0.73		0.73		1.66		111
(14.19)		232,707	0.98		0.98		1.41		–

14.49		1,705,757	0.74		0.74		1.19		128	(H)
14.20		328,671	0.99		0.99		0.94		–

33.46	(J)	1,247,179	0.76		0.76		1.68		152
33.13	(J)	216,882	1.01		1.01		1.43		–

(42.25)		1,046,234	0.71		0.71		2.21		158
(42.39)		189,221	0.96		0.96		1.96		–

27

Hartford International Opportunities HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

28

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

29

Hartford International Opportunities HLS Fund

Directors and Officers (Unaudited) – (continued)

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2)	Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30

Hartford International Opportunities HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,029.60	$3.72	$1,000.00	$1,021.12	$3.71	0.74%	181	365
Class IB	$1,000.00	$1,028.30	$4.98	$1,000.00	$1,019.89	$4.96	0.99%	181	365

31

Hartford International Opportunities HLS Fund

Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

32

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-IO13 8-13 113546-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD MIDCAP HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford MidCap HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford MidCap HLS Fund* inception 07/14/1997
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
MidCap IA	17.22%	25.68%	6.75%	10.79%
MidCap IB	17.07%	25.36%	6.47%	10.51%
S&P MidCap 400 Index	14.59%	25.18%	8.91%	10.74%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.71% and 0.96%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

*	The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus.

2

Hartford MidCap HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Philip W. Ruedi, CFA	Mark A. Whitaker, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap HLS Fund returned 17.22% for the six-month period ended June 30, 2013, outperforming its benchmark, the S&P MidCap 400 Index, which returned 14.59% for the same period. The Fund also outperformed the 14.90% average return of the Variable Products-Underlying Funds Lipper Mid-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

Small cap stocks (+15.9%) outperformed mid cap stocks (+14.6%) and large cap stocks (+13.8%) during the period, as measured by the Russell 2000, S&P MidCap 400, and S&P 500 Indices, respectively. Within the S&P MidCap 400 Index, all ten sectors posted positive returns during the six-month period. The Consumer Staples (+28.2%), Health Care (+25.3%) and Utilities (+19.2%) sectors performed best while the Materials (+4.6%), Energy (+6.9%) and Information Technology (+7.4%) sectors lagged on a relative basis.

Outperformance versus the benchmark during the period was driven by strong security selection in the Information Technology, Health Care, and Energy sectors, which more than offset weak stock selection in the Industrials and Consumer Staples sectors. Sector allocation, which is a residual of our bottom-up stock selection process, contributed to relative outperformance during the period primarily based on our overweight allocation (i.e. the Fund’s sector position was greater than the benchmark position) to Health Care and an underweight allocation to Materials.

Top contributors to relative performance during the period were Actavis (Health Care), Rackspace Hosting (Information Technology), and TripAdvisor (Consumer Discretionary). Global, integrated specialty pharmaceutical company Actavis saw shares move higher after Valeant Pharmaceuticals initiated merger discussions with the company. Management rejected the offer but completed a merger agreement with Warner-Chilcott. We initiated a position during the period and shares continued to gain following the announcement. Rackspace Hosting offers a diverse portfolio of cloud computing services, including public, dedicated and private cloud, and hybrid hosting. The stock traded lower due to investor concerns about near-term profitability. Not owning the poor performing benchmark component contributed to relative returns. Shares of TripAdvisor, an online travel research company, rose as an improving outlook for search revenue boosted investor confidence in web-based travel business. Vertex Pharmaceuticals (Health Care) and Genpact (Information Technology) were also top contributors to absolute performance (i.e. total return) during the period.

Top detractors from relative performance during the period were CH Robinson Worldwide (Industrials), Newfield Exploration (Energy), and CONSOL Energy (Energy). Provider of freight transportation services and logistics solutions, CH Robinson Worldwide saw shares fall during the period after the company announced disappointing earnings, which were challenged by a slow volume recovery. We trimmed the position. Shares of U.S.-based oil & gas exploration and production company Newfield Exploration declined following lower-than-expected production guidance and plan to divest international assets. Shares of CONSOL Energy, a U.S.-based energy company, declined as investors realized anti-coal carbon policies by the Environmental Protection Agency (EPA) have resulted in permanent demand declines from coal fired power plants. Trimble Navigation (Information Technology) also detracted from absolute performance during the period.

3

Hartford MidCap HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

What is the outlook?

In keeping with our philosophy, we continue to emphasize company-specific strengths in our bottom-up stock selection approach. Themes in the portfolio that may be impactful in the coming quarters include non-residential construction, trucking, and transaction processing.

At the end of the period, our largest overweights relative to the benchmark were in the Health Care and Energy sectors. Our largest underweights were Financials and Materials.

Diversification by Industry
as of June 30, 2013
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	2.8%
Banks (Financials)	4.9
Capital Goods (Industrials)	10.0
Commercial and Professional Services (Industrials)	7.7
Consumer Durables and Apparel (Consumer Discretionary)	1.8
Consumer Services (Consumer Discretionary)	1.0
Diversified Financials (Financials)	5.8
Energy (Energy)	11.3
Food and Staples Retailing (Consumer Staples)	0.7
Food, Beverage and Tobacco (Consumer Staples)	1.8
Health Care Equipment and Services (Health Care)	5.6
Insurance (Financials)	3.8
Materials (Materials)	2.6
Media (Consumer Discretionary)	2.1
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	15.0
Retailing (Consumer Discretionary)	7.5
Semiconductors and Semiconductor Equipment (Information Technology)	2.2
Software and Services (Information Technology)	13.0
Technology Hardware and Equipment (Information Technology)	4.5
Transportation (Industrials)	2.3
Utilities (Utilities)	2.6
Short-Term Investments	0.2
Other Assets and Liabilities	(9.2)
Total	100.0%

4

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 109.0%
	Automobiles and Components - 2.8%
700	Allison Transmission Holdings, Inc.	$16,146
438	Harley-Davidson, Inc.	24,018
		40,164
	Banks - 4.9%
109	Cullen/Frost Bankers, Inc.	7,286
234	East West Bancorp, Inc.	6,441
1,082	First Niagara Financial Group, Inc.	10,891
370	First Republic Bank	14,252
287	M&T Bank Corp.	32,065
		70,935
	Capital Goods - 10.0%
316	IDEX Corp.	17,014
488	Jacobs Engineering Group, Inc. ●	26,909
479	Lennox International, Inc.	30,904
251	MSC Industrial Direct Co., Inc.	19,435
481	PACCAR, Inc.	25,822
195	Pall Corp.	12,959
147	Wabco Holdings, Inc. ●	11,004
		144,047
	Commercial and Professional Services - 7.7%
470	Equifax, Inc. ●	27,692
477	Manpowergroup, Inc.	26,151
895	Robert Half International, Inc.	29,756
656	Waste Connections, Inc.	26,976
		110,575
	Consumer Durables and Apparel - 1.8%
27	NVR, Inc. ●	25,255

	Consumer Services - 1.0%
307	Weight Watchers International, Inc.	14,107

	Diversified Financials - 5.8%
182	Greenhill & Co., Inc.	8,333
406	Invesco Ltd.	12,917
220	LPL Financial Holdings, Inc.	8,313
222	Moody's Corp.	13,520
917	SEI Investments Co.	26,060
182	T. Rowe Price Group, Inc.	13,337
		82,480
	Energy - 11.3%
393	Atwood Oceanics, Inc. ●	20,480
126	Cabot Oil & Gas Corp.	8,916
799	Cobalt International Energy, Inc. ●	21,241
488	Consol Energy, Inc.	13,217
727	Denbury Resources, Inc. ●	12,595
223	Ensco plc	12,944
184	EQT Corp.	14,591
192	Oceaneering International, Inc.	13,855
119	Pioneer Natural Resources Co.	17,241
84	Range Resources Corp.	6,505
767	Superior Energy Services, Inc. ●	19,886
		161,471
	Food and Staples Retailing - 0.7%
111	PriceSmart, Inc.	9,758

	Food, Beverage and Tobacco - 1.8%
335	Molson Coors Brewing Co.	16,031
158	Monster Beverage Corp. ●	9,574
		25,605
	Health Care Equipment and Services - 5.6%
1,173	Allscripts Healthcare Solutions, Inc. ●	15,176
319	Catamaran Corp. ●	15,533
179	Community Health Systems, Inc.	8,374
153	LifePoint Hospitals, Inc. ●	7,466
490	Patterson Cos., Inc.	18,406
110	Sirona Dental Systems, Inc. ●	7,233
125	Universal Health Services, Inc. Class B	8,349
		80,537
	Insurance - 3.8%
52	Alleghany Corp. ●	19,821
40	Markel Corp. ●	21,284
321	W.R. Berkley Corp.	13,101
		54,206
	Materials - 2.6%
61	FMC Corp.	3,707
262	Packaging Corp. of America	12,812
60	Sherwin-Williams Co.	10,587
205	Silgan Holdings, Inc.	9,615
		36,721
	Media - 2.1%
221	AMC Networks, Inc. Class A ●	14,446
629	DreamWorks Animation SKG, Inc. ●	16,131
		30,577
	Pharmaceuticals, Biotechnology and Life Sciences - 15.0%
308	Actavis, Inc. ●	38,818
670	Alkermes plc ●	19,215
310	Cubist Pharmaceuticals, Inc. ●	14,974
169	Illumina, Inc. ●	12,622
547	Incyte Corp. ●	12,045
578	Ironwood Pharmaceuticals, Inc. ●	5,750
1,035	Mylan, Inc. ●	32,123
90	Onyx Pharmaceuticals, Inc. ●	7,826
34	Regeneron Pharmaceuticals, Inc. ●	7,709
187	Salix Pharmaceuticals Ltd. ●	12,395
413	Vertex Pharmaceuticals, Inc. ●	32,953
182	Waters Corp. ●	18,184
		214,614
	Retailing - 7.5%
365	Advance Automotive Parts, Inc.	29,638
542	CarMax, Inc. ●	25,017
232	HomeAway, Inc. ●	7,514
362	Joseph A. Bank Clothiers, Inc. ●	14,947
113	Tiffany & Co.	8,236
358	TripAdvisor, Inc. ●	21,791
		107,143
	Semiconductors and Semiconductor Equipment - 2.2%
575	Maxim Integrated Products, Inc.	15,970
495	NXP Semiconductors N.V. ●	15,327
		31,297
	Software and Services - 13.0%
192	ANSYS, Inc. ●	14,052
381	Autodesk, Inc. ●	12,915
133	Factset Research Systems, Inc.	13,589
162	FleetCor Technologies, Inc. ●	13,137
141	Gartner, Inc. Class A ●	8,030
2,026	Genpact Ltd.	38,986
388	Micros Systems, Inc. ●	16,722
122	ServiceNow, Inc. ●	4,912
119	Teradata Corp. ●	5,970

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 109.0% - (continued)
	Software and Services - 13.0% - (continued)
1,096	Vantiv, Inc. ●		$30,245
228	VeriSign, Inc. ●		10,172
229	WEX, Inc. ●		17,529
			186,259
	Technology Hardware and Equipment - 4.5%
206	Amphenol Corp. Class A		16,016
131	FEI Co.		9,526
563	National Instruments Corp.		15,728
886	Trimble Navigation Ltd. ●		23,036
			64,306
	Transportation - 2.3%
225	C.H. Robinson Worldwide, Inc.		12,670
369	Expeditors International of Washington, Inc.		14,021
88	J.B. Hunt Transport Services, Inc.		6,336
			33,027
	Utilities - 2.6%
166	Northeast Utilities		6,973
568	UGI Corp.		22,198
201	Wisconsin Energy Corp.		8,229
			37,400
	Total common stocks
	(cost $1,224,744)		$1,560,484

	Total long-term investments
	(cost $1,224,744)		$1,560,484

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $13, collateralized by GNMA 3.00%, 2042, value of $13)
$13	0.13%, 6/28/2013		$13
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $278, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $283)
278	0.15%, 6/28/2013		278
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $540, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $550)
540	0.12%, 6/28/2013		540
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $375, collateralized by U.S. Treasury Note 3.13%, 2021, value of $381)
375	0.10%, 6/28/2013		375
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $1,104,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $1,120)
1,104	0.10%, 6/28/2013		1,104
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $13, collateralized by FNMA 4.50%, 2035, value of $13)
13	0.25%, 6/28/2013		13
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $443, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $451)
443	0.10%, 6/28/2013		443
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $780, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $794)
780	0.12%, 6/28/2013		780
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $11, collateralized by U.S. Treasury Note 0.63%, 2014, value of $11)
11	0.09%, 6/28/2013		11
			3,557
	Total short-term investments
	(cost $3,557)		$3,557

	Total investments
	(cost $1,228,301) ▲	109.2%	$1,564,041
	Other assets and liabilities	(9.2)%	(131,324)
	Total net assets	100.0%	$1,432,717

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $1,238,131 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$359,533
Unrealized Depreciation	(33,623)
Net Unrealized Appreciation	$325,910

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,560,484	$1,560,484	$–	$–
Short-Term Investments	3,557	–	3,557	–
Total	$1,564,041	$1,560,484	$3,557	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,228,301)	$1,564,041
Cash	6
Receivables:
Investment securities sold	3,069
Fund shares sold	272
Dividends and interest	562
Total assets	1,567,950
Liabilities:
Payables:
Investment securities purchased	1,547
Fund shares redeemed	133,461
Investment management fees	174
Distribution fees	3
Accrued expenses	48
Total liabilities	135,233
Net assets	$1,432,717
Summary of Net Assets:
Capital stock and paid-in-capital	$998,522
Undistributed net investment income	2,940
Accumulated net realized gain	95,515
Unrealized appreciation of investments	335,740
Net assets	$1,432,717
Shares authorized	2,400,000
Par value	$0.001
Class IA: Net asset value per share	$33.00
Shares outstanding	41,076
Net assets	$1,355,673
Class IB: Net asset value per share	$32.72
Shares outstanding	2,355
Net assets	$77,044

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$8,151
Interest	2
Total investment income, net	8,153

Expenses:
Investment management fees	5,202
Transfer agent fees	3
Distribution fees - Class IB	94
Custodian fees	5
Accounting services fees	76
Board of Directors' fees	18
Audit fees	10
Other expenses	74
Total expenses (before fees paid indirectly)	5,482
Commission recapture	(9)
Total fees paid indirectly	(9)
Total expenses, net	5,473
Net Investment Income	2,680

Net Realized Gain on Investments:
Net realized gain on investments	60,063
Net Realized Gain on Investments	60,063

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	174,925
Net Changes in Unrealized Appreciation of Investments	174,925
Net Gain on Investments	234,988
Net Increase in Net Assets Resulting from Operations	$237,668

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$2,680	$11,454
Net realized gain on investments	60,063	115,900
Net unrealized appreciation of investments	174,925	113,137
Net Increase in Net Assets Resulting from Operations	237,668	240,491
Distributions to Shareholders:
From net investment income
Class IA	—	(10,752)
Class IB	—	(400)
Total distributions	—	(11,152)
Capital Share Transactions:
Class IA
Sold	67,754	143,048
Issued on reinvestment of distributions	—	10,752
Redeemed	(263,236)	(257,552)
Total capital share transactions	(195,482)	(103,752)
Class IB
Sold	7,703	15,835
Issued on reinvestment of distributions	—	400
Redeemed	(13,390)	(28,049)
Total capital share transactions	(5,687)	(11,814)
Net decrease from capital share transactions	(201,169)	(115,566)
Net Increase in Net Assets	36,499	113,773
Net Assets:
Beginning of period	1,396,218	1,282,445
End of period	$1,432,717	$1,396,218
Undistributed (distribution in excess of) net investment income	$2,940	$260
Shares:
Class IA
Sold	2,133	5,211
Issued on reinvestment of distributions	—	384
Redeemed	(8,126)	(9,535)
Total share activity	(5,993)	(3,940)
Class IB
Sold	243	600
Issued on reinvestment of distributions	—	14
Redeemed	(428)	(1,049)
Total share activity	(185)	(435)

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford MidCap HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The

12

value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or

13

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the

14

Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United

15

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$11,152	$10,262

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$260
Undistributed Long-Term Capital Gain	45,282
Unrealized Appreciation*	150,985
Total Accumulated Earnings	$196,527

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

16

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(938)
Accumulated Net Realized Gain (Loss)	2,401
Capital Stock and Paid-in-Capital	(1,463)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2012.

During the year ended December 31, 2012, the Fund utilized $59,008 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

17

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.71%
Class IB	0.96

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the

18

principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	30.92%	30.59%

7.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$258,457
Sales Proceeds Excluding U.S. Government Obligations	327,887

8.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

19

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Pending Legal Proceedings:.

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

20

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21

Hartford MidCap HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$28.16	$0.07		$4.77	$4.84	$–	$–	$–	$–	$33.00
IB	27.95	0.02		4.75	4.77	–	–	–	–	32.72

For the Year Ended December 31, 2012
IA	23.77	0.24		4.38	4.62	(0.23)	–	–	(0.23)	28.16
IB	23.59	0.17		4.35	4.52	(0.16)	–	–	(0.16)	27.95

For the Year Ended December 31, 2011
IA	26.01	0.15		(2.20)	(2.05)	(0.19)	–	–	(0.19)	23.77
IB	25.74	0.07		(2.17)	(2.10)	(0.05)	–	–	(0.05)	23.59

For the Year Ended December 31, 2010
IA	21.12	0.10		4.85	4.95	(0.06)	–	–	(0.06)	26.01
IB	20.92	0.04		4.79	4.83	(0.01)	–	–	(0.01)	25.74

For the Year Ended December 31, 2009
IA	16.21	0.12	(G)	4.89	5.01	(0.10)	–	–	(0.10)	21.12
IB	16.06	0.05	(G)	4.86	4.91	(0.05)	–	–	(0.05)	20.92

For the Year Ended December 31, 2008
IA	26.34	0.12		(9.03)	(8.91)	(0.12)	(1.10)	–	(1.22)	16.21
IB	26.08	0.06		(8.92)	(8.86)	(0.06)	(1.10)	–	(1.16)	16.06

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	The impact of Payment from Affiliate per share was $0.01.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

17.22	%(E)	$1,355,673	0.71	%(F)	0.71	%(F)	0.36	%(F)	17%
17.07	(E)	77,044	0.96	(F)	0.96	(F)	0.11	(F)	–

19.44		1,325,221	0.71		0.71		0.84		51
19.14		70,997	0.96		0.96		0.59		–

(7.92)		1,212,257	0.71		0.71		0.48		69
(8.16)		70,188	0.96		0.96		0.18		–

23.45		1,722,182	0.70		0.70		0.44		52
23.15		124,465	0.95		0.95		0.12		–

30.96	(H)	1,490,852	0.72		0.72		0.48		82
30.62	(H)	173,205	0.97		0.97		0.23		–

(35.32)		1,552,741	0.69		0.69		0.51		92
(35.49)		169,328	0.94		0.94		0.26		–

23

Hartford MidCap HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

24

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

25

Hartford MidCap HLS Fund
Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford MidCap HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,172.20	$3.82	$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class IB	$1,000.00	$1,170.70	$5.17	$1,000.00	$1,020.03	$4.81	0.96%	181	365

27

Hartford MidCap HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

28

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-MC13 8-13 113547-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD MIDCAP VALUE HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford MidCap Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford MidCap Value HLS Fund* inception 04/30/2001
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
MidCap Value IA	14.60%	28.24%	10.79%	10.47%
MidCap Value IB	14.46%	27.92%	10.52%	10.20%
Russell 2500 Value Index	15.09%	26.87%	9.42%	10.16%
Russell Midcap Value Index	16.10%	27.65%	8.87%	10.92%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.)

Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.85% and 1.10%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

*	The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus

2

Hartford MidCap Value HLS Fund

Manager Discussion

June 30, 2013 (Unaudited)

Portfolio Manager
James N. Mordy
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap Value HLS Fund returned 14.60% for the six-month period ended June 30, 2013, underperforming its benchmark, the Russell 2500 Value Index, which returned 15.09% for the same period. The Fund also underperformed the 16.00% average return of the Lipper Mid-Cap Value Variable Products-Underlying Funds Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

During the period, mid cap equities (+14.6%) underperformed small caps (+15.9%) but outperformed large caps (+13.8%) as represented by the S&P Midcap 400, Russell 2000, S&P 500 Indices, respectively. All ten sectors in the Russell 2500 Value Index gained during the period, with Telecom & Media (+25.0%), Consumer Staples (+24.0%), and Health Care (+21.3%) performing the best. Materials (+1.7%) and Energy (+8.4%) lagged on a relative basis.

The Fund’s relative underperformance versus the index was primarily due to sector allocation, a result of bottom-up security selection. An overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Materials and an underweight to Telecom & Media were the primary drivers of benchmark-relative underperformance. In addition, a modest cash position was also a detractor in an upward trending market. Overall, security selection contributed to positive results driven by strong stock selection within Financials, Materials, and Utilities, which outweighed weaker stock selection within Consumer Staples, Consumer Discretionary and Information Technology.

The largest detractors from benchmark-relative returns included Impax Lab (Health Care), BR Properties (Financials), and PHH (Financials). Shares of Impax Lab, a U.S.-based pharmaceutical company, declined during the period after the company failed a critical inspection by the Food & Drug Administration of a key manufacturing facility. This will result in further delays to potential new drug approvals. Shares of BR Properties, a Brazil-based company engaged in the real estate sector, underperformed on weaker sentiment towards Brazilian equities (negative money flow) ahead of a potential interest rate tightening cycle in Brazil, and on moderately higher office supply in Sao Paolo. Shares of PHH, a U.S.-based provider of mortgage and fleet management services, declined on concerns about the sustainability of mortgage gain-on-sale margins which will decline from record levels. Impax Lab (Health Care) and New Gold (Materials) also detracted from the Funds’ absolute performance (i.e. total return).

The largest contributors to absolute and benchmark-relative performance included Unum Group (financials), Delta Air Lines (industrials), and Methanex (materials). Shares of Unum Group, a benefits and disability insurer, gained as management downplayed the need for additional provisioning against its long-term care exposure. Shares of Delta Air Lines, a U.S.-based airline, rose during the period as Delta's March quarter was profitable for the first time in 13 years, and management cited significant opportunities to continue improving operating margins. Shares of Methanex, a Canada-based supplier of methanol to international markets in Asia Pacific, North America, Europe and Latin America, rose as the company started to relocate its idle facility from Chile to the U.S. to take advantage of cheap U.S. natural gas. This is a key element of management's strategy to boost capacity utilization and will provide more visible earnings growth over the next few years.

What is the outlook?

We remain positive on the economic outlook. In our opinion, the U.S. has managed to grow through the maximum impacts of tax hikes and sequestration, and we expect to see improved

3

Hartford MidCap Value HLS Fund

Manager Discussion – (continued)

June 30, 2013 (Unaudited)

growth ahead. We believe that the strong June jobs report makes Fed QE easing likely in the fall. The U.K. has strengthened and continental Europe has stabilized but remains fragile. Japan is responding to government stimulus. We believe that China remains a large risk, as is the rise in political tensions in the Middle East and Latin America.

As the rise in rates has been due more to improved expectations for economic growth than for inflation, we believe the cyclicals can continue to outperform. This view is further supported by the fact that cyclical stocks are still about 16% undervalued versus their recent history against the defensives.

As of the end of the period we were most overweight the Information Technology, Industrials, and Health Care sectors and most underweight the Financials, Utilities, and Consumer Discretionary sectors relative to the benchmark.

Diversification by Industry
as of June 30, 2013
Industry (Sector)	Percentage of Net Assets
Banks (Financials)	8.5%
Capital Goods (Industrials)	15.6
Consumer Durables and Apparel (Consumer Discretionary)	5.9
Diversified Financials (Financials)	1.9
Energy (Energy)	7.0
Food, Beverage and Tobacco (Consumer Staples)	3.7
Health Care Equipment and Services (Health Care)	5.1
Insurance (Financials)	9.8
Materials (Materials)	7.5
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	4.0
Real Estate (Financials)	5.4
Retailing (Consumer Discretionary)	2.8
Semiconductors and Semiconductor Equipment (Information Technology)	7.6
Software and Services (Information Technology)	3.7
Technology Hardware and Equipment (Information Technology)	3.3
Transportation (Industrials)	1.6
Utilities (Utilities)	5.1
Short-Term Investments	1.5
Other Assets and Liabilities	0.0
Total	100.0%

4

Hartford MidCap Value HLS Fund

Schedule of Investments

June 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Banks - 8.5%
185	BankUnited, Inc.	$4,814
35	Beneficial Mutual Bancorp, Inc. ●	297
186	Comerica, Inc.	7,396
279	EverBank Financial Corp.	4,620
250	First Midwest Bancorp, Inc.	3,430
84	Iberiabank Corp.	4,487
147	Popular, Inc. ●	4,448
445	Regions Financial Corp.	4,236
209	Zions Bancorporation	6,027
		39,755
	Capital Goods - 15.6%
96	AGCO Corp.	4,808
279	Barnes Group, Inc.	8,365
90	Chicago Bridge & Iron Co. N.V.	5,375
49	Dover Corp.	3,790
100	Esterline Technologies Corp. ●	7,199
82	Hubbell, Inc. Class B	8,148
178	KBR, Inc.	5,791
115	Moog, Inc. Class A ●	5,916
161	Pentair Ltd.	9,276
155	Rexel S.A.	3,488
20	Teledyne Technologies, Inc. ●	1,578
132	WESCO International, Inc. ●	8,971
		72,705
	Consumer Durables and Apparel - 5.9%
31	Harman International Industries, Inc.	1,675
104	Lennar Corp.	3,763
47	Mattel, Inc.	2,125
294	Newell Rubbermaid, Inc.	7,704
2,644	Samsonite International S.A.	6,336
176	Toll Brothers, Inc. ●	5,726
		27,329
	Diversified Financials - 1.9%
170	LPL Financial Holdings, Inc.	6,408
109	PHH Corp. ●	2,219
452	Solar Cayman Ltd. ⌂■●†	32
		8,659
	Energy - 7.0%
366	Cobalt International Energy, Inc. ●	9,717
58	Japan Petroleum Exploration Co., Ltd.	2,344
149	Newfield Exploration Co. ●	3,564
347	Ocean Rig UDW, Inc. ●	6,490
188	QEP Resources, Inc.	5,234
397	Trican Well Service Ltd.	5,279
		32,628
	Food, Beverage and Tobacco - 3.7%
107	Bunge Ltd. Finance Corp.	7,551
76	Dr. Pepper Snapple Group	3,486
233	Ebro Foods S.A.	4,792
24	Ingredion, Inc.	1,581
		17,410
	Health Care Equipment and Services - 5.1%
54	AmerisourceBergen Corp.	3,020
322	Boston Scientific Corp. ●	2,989
298	Brookdale Senior Living, Inc. ●	7,866
206	Health Management Associates, Inc. Class A ●	3,235
116	Wellcare Health Plans, Inc. ●	6,466
		23,576
	Insurance - 9.8%
32	Argo Group International Holdings Ltd.	1,344
147	Hanover Insurance Group, Inc.	7,168
174	Principal Financial Group, Inc.	6,498
167	Reinsurance Group of America, Inc.	11,570
398	Unum Group	11,686
249	XL Group plc	7,559
		45,825
	Materials - 7.5%
128	Cabot Corp.	4,801
123	Celanese Corp.	5,528
87	Louisiana-Pacific Corp. ●	1,293
244	Methanex Corp. ADR	10,419
100	Owens-Illinois, Inc. ●	2,784
177	Packaging Corp. of America	8,681
220	Rexam plc	1,595
		35,101
	Pharmaceuticals, Biotechnology and Life Sciences - 4.0%
760	Almirall S.A.	9,658
62	Ono Pharmaceutical Co., Ltd.	4,193
85	UCB S.A.	4,539
		18,390
	Real Estate - 5.4%
176	American Assets Trust, Inc. REIT	5,435
182	Blackstone Mortgage Trust, Inc. REIT	4,493
77	Equity Lifestyle Properties, Inc. REIT	6,020
268	Forest City Enterprises, Inc. Class A ●	4,791
169	Hatteras Financial Corp. REIT	4,171
		24,910
	Retailing - 2.8%
5,788	Buck Holdings L.P. ⌂●†	1,757
122	GNC Holdings, Inc.	5,402
128	Men's Wearhouse, Inc.	4,849
17	Ross Stores, Inc.	1,115
		13,123
	Semiconductors and Semiconductor Equipment - 7.6%
236	Avago Technologies Ltd.	8,829
329	Microsemi Corp. ●	7,494
169	NXP Semiconductors N.V. ●	5,248
256	Skyworks Solutions, Inc. ●	5,602
460	Teradyne, Inc. ●	8,075
		35,248
	Software and Services - 3.7%
272	Booz Allen Hamilton Holding Corp.	4,722
125	Check Point Software Technologies Ltd. ADR ●	6,200
179	Verint Systems, Inc. ●	6,364
		17,286
	Technology Hardware and Equipment - 3.3%
245	Arrow Electronics, Inc. ●	9,767
89	SanDisk Corp. ●	5,438
		15,205
	Transportation - 1.6%
393	Delta Air Lines, Inc. ●	7,357

	Utilities - 5.1%
115	Alliant Energy Corp.	5,778
156	Great Plains Energy, Inc.	3,505
191	UGI Corp.	7,474
158	Westar Energy, Inc.	5,046

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Utilities - 5.1% - (continued)
50	Wisconsin Energy Corp.		$2,062
			23,865
	Total common stocks
	(cost $375,052)		$458,372

	Total long-term investments
	(cost $375,052)		$458,372

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $26, collateralized by GNMA 3.00%, 2042, value of $26)
$26	0.13%, 6/28/2013		$26
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $544, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $553)
544	0.15%, 6/28/2013		544
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,056, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $1,075)
1,056	0.12%, 6/28/2013		1,056
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $732, collateralized by U.S. Treasury Note 3.13%, 2021, value of $744)
732	0.10%, 6/28/2013		732
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $2,157,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $2,190)
2,157	0.10%, 6/28/2013		2,157
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $26, collateralized by FNMA 4.50%, 2035, value of $26)
26	0.25%, 6/28/2013		26
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $865, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $883)
865	0.10%, 6/28/2013		865
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,526, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $1,552)
1,526	0.12%, 6/28/2013		1,526
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $22, collateralized by U.S. Treasury Note 0.63%, 2014, value of $22)
22	0.09%, 6/28/2013		22
			6,954
	Total short-term investments
	(cost $6,954)		$6,954

	Total investments
	(cost $382,006) ▲	100.0%	$465,326
	Other assets and liabilities	—%	(20)
	Total net assets	100.0%	$465,306

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $388,165 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$86,771
Unrealized Depreciation	(9,610)
Net Unrealized Appreciation	$77,161

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2013, the aggregate value of these securities was $1,789, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$396
03/2007	452	Solar Cayman Ltd. - 144A	132

At June 30, 2013, the aggregate value of these securities was $1,789, which represents 0.4% of total net assets.

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	07/02/2013	BCLY	$39	$39	$–
JPY	Buy	07/01/2013	JPM	26	25	(1)
						$(1)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap Value HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2013 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$458,372	$419,638	$36,945	$1,789
Short-Term Investments	6,954	–	6,954	–
Total	$465,326	$419,638	$43,899	$1,789
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013
Assets:
Common Stocks	$4,172	$2,630	$(1,744	)*	$—	$—	$(3,269)	$—	$—	$1,789
Total	$4,172	$2,630	$(1,744)		$—	$—	$(3,269)	$—	$—	$1,789

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $(1,744).

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap Value HLS Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $382,006)	$465,326
Cash	43
Receivables:
Investment securities sold	147
Fund shares sold	97
Dividends and interest	737
Total assets	466,350
Liabilities:
Unrealized depreciation on foreign currency contracts	1
Bank overdraft - foreign cash	—
Payables:
Investment securities purchased	452
Fund shares redeemed	480
Investment management fees	60
Distribution fees	5
Accrued expenses	46
Total liabilities	1,044
Net assets	$465,306
Summary of Net Assets:
Capital stock and paid-in-capital	$351,451
Undistributed net investment income	5,449
Accumulated net realized gain	25,086
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	83,320
Net assets	$465,306
Shares authorized	1,200,000
Par value	$0.001
Class IA: Net asset value per share	$13.36
Shares outstanding	26,126
Net assets	$348,919
Class IB: Net asset value per share	$13.26
Shares outstanding	8,775
Net assets	$116,387

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap Value HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2013 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$3,376
Interest	4
Less: Foreign tax withheld	(84)
Total investment income, net	3,296

Expenses:
Investment management fees	1,857
Transfer agent fees	1
Distribution fees - Class IB	147
Custodian fees	7
Accounting services fees	23
Board of Directors' fees	6
Audit fees	7
Other expenses	58
Total expenses (before fees paid indirectly)	2,106
Commission recapture	(21)
Total fees paid indirectly	(21)
Total expenses, net	2,085
Net Investment Income	1,211

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	52,584
Net realized gain on foreign currency contracts	79
Net realized loss on other foreign currency transactions	(75)
Net Realized Gain on Investments and Foreign Currency Transactions	52,588

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	9,015
Net unrealized depreciation of foreign currency contracts	(1)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	1
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	9,015
Net Gain on Investments and Foreign Currency Transactions	61,603
Net Increase in Net Assets Resulting from Operations	$62,814

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap Value HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$1,211	$4,416
Net realized gain on investments and foreign currency transactions	52,588	41,884
Net unrealized appreciation of investments and foreign currency transactions	9,015	57,149
Net Increase in Net Assets Resulting from Operations	62,814	103,449
Distributions to Shareholders:
From net investment income
Class IA	—	(3,876)
Class IB	—	(1,020)
Total distributions	—	(4,896)
Capital Share Transactions:
Class IA
Sold	20,663	20,918
Issued on reinvestment of distributions	—	3,876
Redeemed	(42,600)	(116,036)
Total capital share transactions	(21,937)	(91,242)
Class IB
Sold	7,492	7,023
Issued on reinvestment of distributions	—	1,020
Redeemed	(19,993)	(36,570)
Total capital share transactions	(12,501)	(28,527)
Net decrease from capital share transactions	(34,438)	(119,769)
Net Increase (Decrease) in Net Assets	28,376	(21,216)
Net Assets:
Beginning of period	436,930	458,146
End of period	$465,306	$436,930
Undistributed (distribution in excess of) net investment income	$5,449	$4,238
Shares:
Class IA
Sold	1,639	1,942
Issued on reinvestment of distributions	—	357
Redeemed	(3,310)	(10,694)
Total share activity	(1,671)	(8,395)
Class IB
Sold	592	652
Issued on reinvestment of distributions	—	94
Redeemed	(1,568)	(3,421)
Total share activity	(976)	(2,675)

The accompanying notes are an integral part of these financial statements.

12

Hartford MidCap Value HLS Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford MidCap Value HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to

13

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or

14

alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

15

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and

16

may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

17

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1	$—	$—	$—	$—	$1
Total	$—	$1	$—	$—	$—	$—	$1

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$79	$—	$—	$—	$—	$79
Total	$—	$79	$—	$—	$—	$—	$79

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(1)	$—	$—	$—	$—	$(1)
Total	$—	$(1)	$—	$—	$—	$—	$(1)

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

18

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$6,954	$—	$6,954	$—	$(7,071)	$—
Total subject to a master netting or similar arrangement	$6,954	$—	$6,954	$—	$(7,071)	$—

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Unrealized depreciation on foreign currency contracts	$1	$—	$1	$—	$—	$1
Total subject to a master netting or similar arrangement	$1	$—	$1	$—	$—	$1

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

19

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$4,896	$54

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$6,257
Accumulated Capital and Other Losses*	(23,362)
Unrealized Appreciation†	68,146
Total Accumulated Earnings	$51,041

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$1,304
Accumulated Net Realized Gain (Loss)	(1,304)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

20

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$4,700
2017	18,662
Total	$23,362

As a result of current or past mergers in the Fund, certain provisions in the Internal Revenue Code may limit the future utilization of capital losses.  During the year ended December 31, 2012, the Fund utilized $37,899 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.8000%
On next $500 million	0.7250%
On next $1.5 billion	0.6750%
On next $2.5 billion	0.6700%
On next $5 billion	0.6650%
Over $10 billion	0.6600%

21

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.84%
Class IB	1.09

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan

22

provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	44.18%	43.82%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$136,618
Sales Proceeds Excluding U.S. Government Obligations	169,292

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain

23

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

24

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25

Hartford MidCap Value HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$11.65	$0.05	$1.66	$1.71	$–	$–	$–	$–	$13.36
IB	11.59	0.03	1.64	1.67	–	–	–	–	13.26

For the Year Ended December 31, 2012
IA	9.44	0.14	2.20	2.34	(0.13)	–	–	(0.13)	11.65
IB	9.38	0.10	2.21	2.31	(0.10)	–	–	(0.10)	11.59

For the Year Ended December 31, 2011
IA	10.32	0.07	(0.95)	(0.88)	–	–	–	–	9.44
IB	10.29	0.04	(0.95)	(0.91)	–	–	–	–	9.38

For the Year Ended December 31, 2010 (G)
IA	8.33	0.05	2.00	2.05	(0.06)	–	–	(0.06)	10.32
IB	8.30	0.03	1.99	2.02	(0.03)	–	–	(0.03)	10.29

For the Year Ended December 31, 2009
IA	5.82	0.07	2.50	2.57	(0.06)	–	–	(0.06)	8.33
IB	5.80	0.05	2.49	2.54	(0.04)	–	–	(0.04)	8.30

For the Year Ended December 31, 2008
IA	12.34	0.07	(4.35)	(4.28)	(0.06)	(2.18)	–	(2.24)	5.82
IB	12.30	0.05	(4.33)	(4.28)	(0.04)	(2.18)	–	(2.22)	5.80

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $89.7 million in purchases associated with the transition of assets from Hartford SmallCap Value HLS Fund, which merged into the Fund on July 30, 2010. These purchases were excluded from the portfolio turnover calculation.
(I)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

26

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

14.60	%(E)	$348,919	0.84	%(F)	0.84	%(F)	0.59	%(F)	30%
14.46	(E)	116,387	1.09	(F)	1.09	(F)	0.33	(F)	–

24.95		323,934	0.85		0.85		1.03		45
24.64		112,996	1.10		1.10		0.79		–

(8.56)		341,583	0.83		0.83		0.57		43
(8.79)		116,563	1.08		1.08		0.32		–

24.67		462,281	0.85		0.85		0.57		57	(H)
24.36		163,498	1.10		1.10		0.30		–

44.19	(I)	348,742	0.86		0.86		0.87		50
43.83	(I)	145,920	1.11		1.11		0.62		–

(40.21)		301,896	0.81		0.81		0.82		51
(40.36)		128,483	1.06		1.06		0.57		–

27

Hartford MidCap Value HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

28

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HIFSCO. Mr. Meyer joined The Hartford in 2004.

29

Hartford MidCap Value HLS Fund

Directors and Officers (Unaudited) – (continued)

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30

Hartford MidCap Value HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,146.00	$4.47	$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class IB	$1,000.00	$1,144.60	$5.80	$1,000.00	$1,019.39	$5.46	1.09%	181	365

31

Hartford MidCap Value HLS Fund

Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Value Investing Risk: Value investments are considered to be undervalued, but they may never attain their potential value. Value-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

32

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-MCV13 8-13 113548-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD MONEY MARKET HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Money Market HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

Hartford Money Market HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 14.6%
Finance and Insurance - 14.6%
	Commercial Banking - 9.0%
	Bank of Tokyo Mitsubishi Ltd.
$19,400	0.24%, 09/04/2013	$19,400
	Bank of Tokyo Mitsubishi UFJ Ltd. of New York
19,500	0.24%, 07/08/2013	19,500
19,250	0.28%, 07/23/2013	19,250
	Sumitomo Mitsui Banking Corp.
24,000	0.23%, 08/06/2013	24,000
24,000	0.24%, 07/09/2013	24,000
	Svenska Handelsbanken
33,000	0.20%, 10/03/2013	33,000
20,500	0.24%, 08/22/2013	20,500
		159,650
	Depository Credit Banking - 3.6%
	Bank of Nova Scotia
26,000	0.17%, 10/09/2013	26,000
	Toronto-Dominion Bank New York
39,000	0.28%, 07/26/2013 - 09/13/2013 Δ	39,000
		65,000
	International Trade Financing (Foreign Banks) - 2.0%
	Royal Bank of Canada
35,000	0.33%, 07/30/2013 - 07/03/2014 Δ	35,000

	Total certificates of deposit
	(cost $259,650)	$259,650

COMMERCIAL PAPER - 29.9%
Beverage and Tobacco Product Manufacturing - 1.8%
	Beverage Manufacturing - 1.8%
	Coca Cola Co.
$13,600	0.10%, 08/22/2013	$13,598
18,000	0.14%, 07/15/2013	17,999
		31,597
Finance and Insurance - 18.7%
	Captive Auto Finance - 1.1%
	Toyota Motor Credit Corp.
19,500	0.20%, 07/26/2013	19,497

	Commercial Banking - 9.2%
	Nordea Bank AB
17,250	0.19%, 10/11/2013	17,241
14,000	0.20%, 09/17/2013	13,994
	Nordea North America
15,500	0.22%, 08/13/2013	15,496
	Old Line Funding LLC
36,250	0.18%, 08/19/2013	36,241
	State Street Corp.
40,750	0.17%, 09/09/2013	40,736
	U.S. Bank
40,750	0.14%, 08/08/2013 - 09/10/2013	40,741
		164,449
	Depository Credit Banking - 2.6%
	Bank of Nova Scotia
17,750	0.23%, 10/02/2013	17,739
	Toronto Dominion Bank
13,000	0.15%, 09/18/2013	12,996
	Wells Fargo Bank NA
14,500	0.15%, 08/19/2013	14,497
		45,232
	Nondepository Credit Banking - 3.9%
	General Electric Capital Corp.
15,500	0.13%, 10/09/2013	15,494
17,500	0.18%, 08/26/2013	17,495
15,500	0.20%, 08/30/2013	15,495
	Toyota Motor Credit Corp.
21,000	0.23%, 08/16/2013	20,994
		69,478
	Securities and Commodity Contracts and Brokerage - 1.9%
	JP Morgan Chase & Co.
34,500	0.17%, 08/01/2013	34,495
		333,151
Health Care and Social Assistance - 4.4%
	Pharmaceutical and Medicine Manufacturing - 4.4%
	Abbott Laboratories
18,500	0.13%, 07/16/2013 - 07/23/2013 ■	18,499
	Johnson & Johnson
34,000	0.06%, 07/11/2013	33,999
	Merck & Co., Inc.
26,000	0.12%, 09/23/2013	25,993
		78,491
Retail Trade - 2.5%
	Other General Merchandise Stores - 2.5%
	Wal-Mart Stores, Inc.
45,000	0.06%, 07/01/2013 ■	45,000

Soap, Cleaning Compound and Toilet Manufacturing - 2.5%
	Soap, Cleaning Compound and Toilet Manufacturing - 2.5%
	Procter & Gamble Co.
27,000	0.10%, 08/12/2013 ■	26,997
17,000	0.10%, 09/05/2013	16,997
		43,994
	Total commercial paper
	(cost $532,233)	$532,233

CORPORATE NOTES - 4.2%
Finance and Insurance - 4.2%
	Depository Credit Banking - 1.1%
	Wells Fargo Bank NA
$10,000	0.32%, 07/18/2014 Δ	$10,000
10,250	0.37%, 07/22/2014 Δ	10,250
		20,250
	Insurance Carriers - 1.1%
	MetLife Global Funding I
19,500	0.48%, 12/09/2013 ■ Δ	19,500

	International Trade Financing (Foreign Banks) - 1.1%
	International Bank for Reconstruction & Development
19,250	0.11%, 09/24/2013	19,245

The accompanying notes are an integral part of these financial statements.

2

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 4.2% - (continued)
Finance and Insurance - 4.2% - (continued)
	Securities and Commodity Contracts and Brokerage - 0.9%
	JP Morgan Chase Bank
$15,500	0.35%, 06/06/2014 Δ		$15,500
			74,495
	Total corporate notes
	(cost $74,495)		$74,495

FOREIGN GOVERNMENT OBLIGATIONS - 7.5%
	Canada - 7.5%
	British Columbia (Province of)
$24,000	0.09%, 09/12/2013		$23,996
29,000	0.11%, 09/05/2013		28,994
	Ontario (Province of)
29,500	0.15%, 09/20/2013		29,490
	Quebec (Province of)
24,000	0.14%, 10/10/2013		23,990
27,000	0.16%, 09/16/2013		26,991
			133,461
	Total foreign government obligations
	(cost $133,461)		$133,461

OTHER POOLS AND FUNDS - 0.0%
1	JP Morgan U.S. Government Money Market Fund		$1

	Total other pools and funds
	(cost $1)		$1

REPURCHASE AGREEMENTS - 15.5%
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $10,000, collateralized by U.S. Treasury Note 0.25%, 2015, value of $10,200)
$10,000	0.12% dated 06/28/2013		$10,000
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $69,000, collateralized by U.S. Treasury Note 0.25% - 3.00%, 2014 - 2017, value of $70,384)
69,000	0.08% dated 06/28/2013		69,000
Royal Bank of Canada TriParty Repurchase
Agreement (maturing on 07/01/2013 in
the amount of $138,900, collateralized by
U.S. Treasury Bond 2.88%, 2043, U.S.
Treasury Note 0.25% - 4.25%, 2015,
	value of $141,678)
138,900	0.10% dated 06/28/2013		138,900
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $59,050, collateralized by U.S. Treasury Bond 2.75%, 2042, value of $60,231)
59,050	0.10% dated 06/28/2013		59,050

	Total repurchase agreements
	(cost $276,950)		$276,950

U.S. GOVERNMENT AGENCIES - 10.1%
	FHLMC - 5.1%
$44,750	0.07%, 09/12/2013 - 09/25/2013		$44,743
26,000	0.08%, 09/09/2013 ○		25,996
19,250	0.13%, 08/05/2013		19,248
			89,987

	FNMA - 5.0%
59,000	0.07%, 09/11/2013 - 09/16/2013		58,991
30,000	0.13%, 07/31/2013		29,997
			88,988

	Total U.S. government agencies
	(cost $178,975)		$178,975

U.S. GOVERNMENT SECURITIES - 17.5%
	Other Direct Federal Obligations - 5.0%
	FHLB
$27,000	0.07%, 08/09/2013		$26,998
17,750	0.08%, 09/18/2013		17,747
25,000	0.09%, 09/13/2013		24,996
20,000	0.13%, 08/07/2013		19,997
			89,738
	U.S. Treasury Bills - 12.5%
45,000	0.05%, 09/26/2013		44,995
50,000	0.06%, 09/19/2013		49,993
45,000	0.07%, 09/30/2013		45,006
82,500	0.08%, 08/15/2013 - 10/15/2013		82,587
			222,581
	Total U.S. government securities
	(cost $312,319)		$312,319

	Total investments
	(cost $1,768,084) ▲	99.3%	$1,768,084
	Other assets and liabilities	0.7%	13,069
	Total net assets	100.0%	$1,781,153

The accompanying notes are an integral part of these financial statements.

3

Hartford Money Market HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 18.9% of total net assets at June 30, 2013.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $109,996, which represents 6.2% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Diversification by Security Type

as of June 30, 2013

Category	Percentage of Net Assets
Certificates of Deposit	14.6%
Commercial Paper	29.9
Corporate Notes	4.2
Foreign Government Obligations	7.5
Other Pools and Funds	0.0
Repurchase Agreements	15.5
U.S. Government Agencies	10.1
U.S. Government Securities	17.5
Other Assets and Liabilities	0.7
Total	100.0%

The accompanying notes are an integral part of these financial statements.

4

Hartford Money Market HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$259,650	$–	$259,650	$–
Commercial Paper	532,233	–	532,233	–
Corporate Notes	74,495	–	74,495	–
Foreign Government Obligations	133,461	–	133,461	–
Other Pools and Funds	1	1	–	–
Repurchase Agreements	276,950	–	276,950	–
U.S. Government Agencies	178,975	–	178,975	–
U.S. Government Securities	312,319	–	312,319	–
Total	$1,768,084	$1	$1,768,083	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of these financial statements.

5

Hartford Money Market HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,491,134)	$1,491,134
Investments in repurchase agreements, at market value (cost $276,950)	276,950
Receivables:
Fund shares sold	17,556
Dividends and interest	330
Other assets	93
Total assets	1,786,063
Liabilities:
Bank overdraft	—
Payables:
Fund shares redeemed	4,703
Investment management fees	116
Distribution fees	10
Accrued expenses	81
Total liabilities	4,910
Net assets	$1,781,153
Summary of Net Assets:
Capital stock and paid-in-capital	$1,781,153
Net assets	$1,781,153
Shares authorized	14,000,000
Par value	$0.001
Class IA: Net asset value per share	$1.00
Shares outstanding	1,541,725
Net assets	$1,541,725
Class IB: Net asset value per share	$1.00
Shares outstanding	239,428
Net assets	$239,428

The accompanying notes are an integral part of these financial statements.

6

Hartford Money Market HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Interest	1,454
Total investment income, net	1,454

Expenses:
Investment management fees	3,525
Transfer agent fees	1
Custodian fees	5
Accounting services fees	88
Board of Directors' fees	26
Audit fees	11
Other expenses	98
Total expenses (before waivers)	3,754
Expense waivers	(2,300)
Total waivers	(2,300)
Total expenses, net	1,454
Net Investment Income	—
Net Increase in Net Assets Resulting from Operations	$—

The accompanying notes are an integral part of these financial statements.

7

Hartford Money Market HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment loss	$—	$(5)
Net realized gain on investments	—	5
Net Increase in Net Assets Resulting from Operations	—	—
Capital Share Transactions:
Class IA
Sold	717,782	1,183,777
Redeemed	(779,714)	(1,550,432)
Total capital share transactions	(61,932)	(366,655)
Class IB
Sold	85,384	156,549
Redeemed	(118,421)	(260,732)
Total capital share transactions	(33,037)	(104,183)
Net decrease from capital share transactions	(94,969)	(470,838)
Net Decrease in Net Assets	(94,969)	(470,838)
Net Assets:
Beginning of period	1,876,122	2,346,960
End of period	$1,781,153	$1,876,122
Undistributed (distribution in excess of) net investment income	$—	$—
Shares:
Class IA
Sold	717,782	1,183,777
Redeemed	(779,714)	(1,550,432)
Total share activity	(61,932)	(366,655)
Class IB
Sold	85,384	156,549
Redeemed	(118,421)	(260,732)
Total share activity	(33,037)	(104,183)

The accompanying notes are an integral part of these financial statements.

8

Hartford Money Market HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Money Market HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation – The Fund’s investments are valued at amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined on the Valuation Date.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable

9

Hartford Money Market HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

10

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. Normally, dividends from net investment income are declared daily and paid monthly. Dividends from realized capital gains, if any, are paid at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 5% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid

11

Hartford Money Market HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. No distributions were made in the current or prior year.

12

c)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, Passive Foreign Investment Companies, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$5
Accumulated Net Realized Gain (Loss)	(5)

d)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2012.

e)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Hartford Investment Management.

13

Hartford Money Market HLS Fund

Notes to Financial Statements – (continued)

June 30, 2013 (Unaudited)

(000’s Omitted)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.4000%
On next $5 billion	0.3800%
Over $10 billion	0.3700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

The Investment Manager has agreed to reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver is voluntary and can be changed or terminated at any time without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value per share or any particular level of yield.

d)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

At a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Class IB for a period of six months, effective March 1, 2009. The Board of Directors has extended the reduction of payment of distribution and service fees until on or about October 21, 2013, the conversion date to the Hartford Ultrashort Bond HLS Fund (see Note 9). The Fund’s action results in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Class IB during this time period. The Board of Directors’ action can be changed at any time.

e)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a

14

per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

7.	Investment Transactions:

For the six-month period ended June 30, 2013, the costs of purchases and sales of securities (including U.S. Government Obligations) for the Fund were $50,489,649 and $50,606,844, respectively.

8.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Subsequent Events:

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on June 18, 2013, the Board approved certain changes to the Fund, which is currently managed as a money market fund seeking to maintain a stable $1.00 NAV per share. Specifically, the Board approved, among other things, changes to the Fund’s name, investment objective and principal investment strategy. Effective on or about October 21, 2013, the Fund will: (1) cease to operate as a money market fund; (2) no longer seek to maintain a stable $1.00 NAV per share; and (3) be renamed the Hartford Ultrashort Bond HLS Fund and be managed as an ultra-short bond fund. Additionally, as of that same date, Wellington Management Company, LLP will replace Hartford Investment Management as the Fund’s sub-adviser.

10.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

15

Hartford Money Market HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$1.00	$–	$–	$–	$–	$–	$–	$–	$1.00
IB	1.00	–	–	–	–	–	–	–	1.00

For the Year Ended December 31, 2012
IA	1.00	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	1.00

For the Year Ended December 31, 2011
IA	1.00	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	1.00

For the Year Ended December 31, 2010
IA	1.00	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	1.00

For the Year Ended December 31, 2009
IA	1.00	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	1.00

For the Year Ended December 31, 2008
IA	1.00	0.02	–	0.02	(0.02)	–	–	(0.02)	1.00
IB	1.00	0.02	–	0.02	(0.02)	–	–	(0.02)	1.00

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Not annualized.
(D)	Annualized.

16

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers		Ratio of Expenses to Average Net Assets After Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

–	%(C)	$1,541,725	0.43	%(D)	0.17	%(D)	–	%(D)	N/A
–	(C)	239,428	0.43	(D)	0.17	(D)	–	(D)	–

–		1,603,657	0.42		0.18		–		N/A
–		272,464	0.42		0.18		–		–

–		1,970,312	0.42		0.16		–		N/A
–		376,648	0.42		0.16		–		–

–		2,086,014	0.43		0.22		–		N/A
–		419,519	0.43		0.22		–		–

0.06		2,820,121	0.48		0.32		0.02		N/A
0.05		548,134	0.53		0.34		0.00		–

2.15		4,427,230	0.47		0.42		2.01		N/A
1.89		774,432	0.72		0.67		1.80		–

17

Hartford Money Market HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

18

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

19

Hartford Money Market HLS Fund

Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

Hartford Money Market HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%	181	365
Class IB	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%	181	365

21

Hartford Money Market HLS Fund

Approval of Investment Sub-Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on June 18-19, 2013, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve an investment sub-advisory agreement (the “Agreement”) for Hartford Money Market HLS Fund (the “Fund”) between Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, and Wellington Management Company, LLP (“Wellington Management”). In connection with the approval of the Agreement, the Board also approved at its June 2013 meeting certain changes to the Fund. Specifically, the Board approved, among other things, changes to the Fund’s name, investment objective and principal investment strategy so that the Fund will: (1) cease to operate as a money market fund; (2) no longer seek to maintain a stable $1.00 net asset value per share; and (3) be renamed Hartford Ultrashort Bond HLS Fund and be managed as an ultra-short bond fund. In connection with these changes, Wellington Management will replace Hartford Investment Management Company (“Hartford Investment Management”) as the Fund’s sub-adviser.

Prior to approving the Agreement, the Board reviewed written responses from HFMC and Wellington Management to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board received an in-person presentation from Fund officers and representatives of HFMC about the proposal to replace Hartford Investment Management with Wellington Management. The Board’s Investment Committee also met in person with members of the proposed portfolio management team for the Fund regarding the capabilities of Wellington Management and the associated benefits to the Fund and its shareholders. In addition, the Board had received information with respect to Wellington Management in connection with the Board’s consideration of the re-approval of Wellington Management as the sub-adviser to certain other Hartford-sponsored funds at the Board’s August 2013 meeting and in connection with the Board’s approval of Wellington Management as the sub-adviser to certain additional Hartford-sponsored funds at other recent meetings.

In determining whether to approve the Agreement for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreement. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreement is provided below.

Nature, Extent, and Quality of Services to be Provided by Wellington Management

The Board requested and considered information concerning the nature, extent, and quality of the services to be provided to the Fund by Wellington Management. The Board considered, among other things, the terms of the Agreement, the range of services to be provided, and Wellington Management’s organizational structure, systems and personnel. The Board also considered Wellington Management’s reputation and overall financial strength, and the Board’s past experience with Wellington Management as sub-adviser for other Hartford-sponsored funds. The Board considered the terms of the “preferred partnership” arrangement pursuant to which Wellington Management serves as the preferred sub-adviser to the Hartford-sponsored funds, including the benefits of the arrangement for the Fund and other Hartford-sponsored funds.

With respect to Wellington Management’s fixed income capabilities, the Board considered that HFMC believes that Wellington Management is a high quality manager with greater depth and breadth relative to Hartford Investment Management, the Fund’s current sub-adviser, and other peer advisory firms and that Wellington Management has strong investment capabilities with expertise across various investment disciplines. The Board also considered Wellington Management’s global capabilities across various asset classes, including the number and geographic locations of Wellington Management’s investment personnel. The Board noted that Wellington Management is focused entirely on third-party asset management and has experience managing assets in short duration fixed income mandates, including short, ultra-short and money market mandates. In addition, the Board considered Wellington Management’s income-oriented approach, with risk managed at the security, sector, and portfolio level to avoid downside mistakes emphasizing fundamental research.

With respect to the day-to-day portfolio management services to be provided by Wellington Management, the Board considered the Investment Committee’s meeting with members of the proposed portfolio management team, and Wellington Management’s

22

investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board also considered the experience of the proposed portfolio management team.

The Board also considered information previously provided by HFMC and Wellington Management regarding Wellington Management’s compliance policies and procedures and compliance history, including a representation from HFMC that the written compliance policies and procedures of Wellington Management are reasonably designed to prevent violations of the federal securities laws.

In considering this information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreement, but also the Board’s experience through past interactions with Wellington Management. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Wellington Management.

Performance of Wellington Management

The Board considered the investment performance of Wellington Management and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, composite performance of a Wellington Management strategy that is substantially similar to the Fund’s proposed investment strategy. HFMC and Wellington Management also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.

Based on these considerations, the Board concluded that it was satisfied that Wellington Management has the capability of providing satisfactory investment performance for the Fund.

Costs of the Services and Profitability of HFMC and Wellington Management

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and the estimated profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationships with the Fund both under the sub-advisory arrangement with Hartford Investment Management and assuming implementation of the Agreement with Wellington Management. The Board also requested and received information relating to the operations and profitability of Wellington Management.

Based on these considerations, the Board concluded that the profits anticipated to be realized by HFMC, Wellington Management and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services

With respect to the sub-advisory fee schedule to be paid to Wellington Management by HFMC in respect of the Fund, the Board considered comparative information with respect to the sub-advisory fees to be paid by HFMC to Wellington Management. The Board also considered information provided by Wellington Management to the Investment Committee of the Board about the quality of services to be performed for the Fund and Wellington Management’s investment philosophy. In addition, the Board considered HFMC’s representation that it had negotiated Wellington Management’s fees at arm’s length.

The Board noted that HFMC, not the Fund, would pay the sub-advisory fees to Wellington Management. The Board also considered HFMC’s assertion that ultra-short funds generally charge higher fees than money market funds, and noted that Management had not recommended any changes to the management fee paid by the Fund to HFMC in connection with the changes to the Fund’s name, investment objective and principal investment strategy.

Based on these considerations, the Board concluded that the Fund’s proposed sub-advisory fees, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

23

Hartford Money Market HLS Fund

Approval of Investment Sub-Advisory Agreement – (continued)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time.

Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would review future growth in Fund assets and the appropriateness of the breakpoints as part of its future annual review of the Agreement and the investment management agreement between the Fund and HFMC.

Other Benefits

The Board considered other benefits to Wellington Management and its affiliates from their relationships with the Fund. The Board also considered the benefits, if any, to Wellington Management from any use of the Fund’s brokerage commissions to obtain soft dollar research, and representations previously received from HFMC and Wellington Management that Wellington Management would not make any revenue-sharing payments or any other type of distribution payments to any of the Fund’s distributors or their affiliates.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

24

Hartford Money Market HLS Fund

Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

FDIC Disclosure: Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

NAV Risk: Although the Fund seeks to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund. There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Market and Selection Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform compared to the market or relevant benchmarks.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due). These risks also apply to the Fund’s investments in U.S. government securities, which may not be guaranteed by the U.S. government.

Foreign Debt Risk (Money Market): Investments in foreign money market securities may be riskier than investments in U.S. securities.

25

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-MM13 8-13 113549-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Portfolio Diversifier HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Portfolio Diversifier HLS Fund inception 06/06/2011
(sub-advised by Hartford Investment Management Company)

Investment objective – Seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts, while also preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.

Performance Overview 6/06/11 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	Since Inception▲
Portfolio Diversifier IB	-7.87%	-10.47%	-6.42%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.68%	2.98%
S&P 500 Index	13.82%	20.58%	13.82%

†	Not Annualized
▲	Inception: 06/06/2011

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Barclays U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the net total annual operating expense ratio for Class IB shares was 0.85%, and the gross total annual operating expense ratio for Class IB shares was 0.91%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

Net operating expenses are the expenses paid to own the Fund. If the net operating expenses shown are lower than the gross operating expenses, then the net operating expenses reflect contractual fee waivers and expense reimbursements that may not be renewed. Contractual waivers or reimbursements remain in effect until April 30, 2014, and automatically renew for one-year terms unless terminated by the Fund’s investment adviser (Hartford Funds Management Company, LLC), or upon approval of the Board of Directors of the Fund. For more information about the fee arrangement and expiration dates, please see the expense table in the prospectus.

Gross operating expenses shown are before management fee waivers or expense caps. Performance information may reflect historical or current expense waivers or reimbursements, without which, performance would have been lower. For more information on fee waivers and/or expense reimbursements, please see the expense table in the prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Portfolio Diversifier HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Paul Bukowski, CFA	James Ong, CFA
Executive Vice President and Head of Quantitative Equities	Vice President

How did the Fund perform?

The Class IB Shares of the Hartford Portfolio Diversifier HLS Fund returned -7.87% for the six-month period ended June 30, 2013, compared to the returns of the Barclays U.S. Aggregate Bond Index which returned -2.44% and the S&P 500 Index which returned 13.82% for the same period.

Why did the Fund perform this way?

The Fund performed in line with expectations. The Fund generally invests in securities which increase in value as the S&P 500 Index declines (protection), and securities which are expected to approximate the performance of the Barclays U.S. Aggregate Bond and S&P 500 Indices.

Overall the Fund declined in value as it is designed to achieve performance generally “contra” to that of the S&P 500 which posted strong performance appreciating nearly 14% during the first half of the year. The Fund’s protection securities, short S&P futures and a modest long term S&P put position, declined in value by approximately 18%, which provided a head wind (i.e. negative impact) to performance during the first half of the year. The derivative sleeve is designed to have negative returns when the S&P 500 has positive returns. The fixed income sleeve also provided a headwind to Fund performance as it declined over 2%.

What is your outlook?

The equity market (S&P 500 Index) markedly slowed its pace rising 2.9% during the second quarter after returning 10.6% during the first quarter of 2013. With year-over-year earnings growth of 4.5% during the first quarter and expectations for second quarter growth of around 3%, the market seems more aligned with fundamentals. This is unlike the first quarter, when most of the return seems to have come from an increase in the price to earnings multiple, which in turn was driven by fading macroeconomic concerns. However, as evidenced by the market’s reaction in June to the Federal Reserve’s (Fed) hint of ending its bond buying, the market is walking on egg shells and still quite skeptical of fundamentals.

Given these conditions, looking forward over the next quarter we see a tight market price range as the most likely scenario. We see earnings and revenues growing at a tepid pace; slowly building confidence in the economic recovery. Much of the extreme skepticism in the market seems to have been released in the first quarter price to earnings multiple expansion and we believe that the market now seems to have a more “healthy” skepticism of fundamentals. The greatest risk we see to this scenario is a Fed policy change. Another risk is that earnings, sales, and other fundamental factors come in much better or worse than we expect.

Distribution by Credit Quality
as of June 30, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.4%
Aa / AA	1.1
A	4.3
Baa / BBB	4.1
Ba / BB	0.2
Unrated	0.0
U.S. Government Agencies and Securities	59.8
Non-Debt Securities and Other Short-Term Instruments	32.1
Other Assets & Liabilities	(3.0)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

3

Hartford Portfolio Diversifier HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

Diversification by Industry
as of June 30, 2013
Industry (Sector)	Percentage of Net Assets
Equity Securities
Automobiles and Components (Consumer Discretionary)	0.2%
Banks (Financials)	0.6
Capital Goods (Industrials)	1.5
Commercial and Professional Services (Industrials)	0.1
Consumer Durables and Apparel (Consumer Discretionary)	0.2
Consumer Services (Consumer Discretionary)	0.4
Diversified Financials (Financials)	1.4
Energy (Energy)	2.1
Food and Staples Retailing (Consumer Staples)	0.5
Food, Beverage and Tobacco (Consumer Staples)	1.1
Health Care Equipment and Services (Health Care)	0.9
Household and Personal Products (Consumer Staples)	0.5
Insurance (Financials)	0.9
Materials (Materials)	0.6
Media (Consumer Discretionary)	0.8
Other Investment Pools and Funds (Financials)	0.3
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	1.7
Real Estate (Financials)	0.4
Retailing (Consumer Discretionary)	0.9
Semiconductors and Semiconductor Equipment (Information Technology)	0.4
Software and Services (Information Technology)	1.9
Technology Hardware and Equipment (Information Technology)	1.2
Telecommunication Services (Services)	0.6
Transportation (Industrials)	0.3
Utilities (Utilities)	0.7
Total	20.2%
Fixed Income Securities
Administrative Waste Management and Remediation (Services)	0.0%
Airport Revenues (Airport Revenues)	0.0
Arts, Entertainment and Recreation (Services)	0.4
Beverage and Tobacco Product Manufacturing (Consumer Staples)	0.3
Chemical Manufacturing (Basic Materials)	0.2
Computer and Electronic Product Manufacturing (Technology)	0.3
Construction (Consumer Cyclical)	0.0
Couriers and Messengers (Services)	0.0
Educational Services (Services)	0.0
Electrical Equipment and Appliance Manufacturing (Technology)	0.1
Finance and Insurance (Finance)	4.5
Food Manufacturing (Consumer Staples)	0.2
Food Services (Consumer Cyclical)	0.0
General Obligations (General Obligations)	0.1
Health Care and Social Assistance (Health Care)	0.6
Higher Education (Univ., Dorms, etc.) (Higher Education (Univ., Dorms, etc.))	0.0
Information (Technology)	0.7
Machinery Manufacturing (Capital Goods)	0.1
Mining (Basic Materials)	0.3
Miscellaneous (Miscellaneous)	0.0
Miscellaneous Manufacturing (Capital Goods)	0.2
Motor Vehicle and Parts Manufacturing (Consumer Cyclical)	0.0
Other Services (Services)	0.0
Paper Manufacturing (Basic Materials)	0.1
Petroleum and Coal Products Manufacturing (Energy)	0.8
Pipeline Transportation (Utilities)	0.2
Primary Metal Manufacturing (Basic Materials)	0.0
Professional, Scientific and Technical Services (Services)	0.1
Public Administration (Services)	0.0
Rail Transportation (Transportation)	0.1
Real Estate, Rental and Leasing (Finance)	0.1
Retail Trade (Consumer Cyclical)	0.3
Soap, Cleaning Compound and Toilet Manufacturing (Consumer Staples)	0.0
Transportation (Transportation)	0.1
Transportation Equipment Manufacturing (Transportation)	0.0
Utilities (Utilities)	0.5
Utilities - Electric (Utilities - Electric)	0.0
Utilities - Water and Sewer (Utilities - Water and Sewer)	0.0
Wholesale Trade (Consumer Cyclical)	0.0
Total	10.3%
Foreign Government Obligations	0.8%
Put Options Purchased	2.1
U.S. Government Agencies	12.5
U.S. Government Securities	15.5
Short-Term Investments	41.6
Other Assets and Liabilities	(3.0)
Total	100.0%

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 19.9%
	Automobiles and Components - 0.2%
1	BorgWarner, Inc. ●	$56
2	Delphi Automotive plc	83
22	Ford Motor Co.	341
4	General Motors Co. ●	144
1	Goodyear (The) Tire & Rubber Co. ●	21
1	Harley-Davidson, Inc.	69
4	Johnson Controls, Inc.	137
		851
	Banks - 0.6%
4	BB&T Corp.	133
1	Comerica, Inc.	42
5	Fifth Third Bancorp	89
3	Hudson City Bancorp, Inc.	24
5	Huntington Bancshares, Inc.	37
5	KeyCorp	57
1	M&T Bank Corp.	77
2	People's United Financial, Inc.	28
3	PNC Financial Services Group, Inc.	216
8	Regions Financial Corp.	76
3	SunTrust Banks, Inc.	95
10	US Bancorp	375
28	Wells Fargo & Co.	1,140
1	Zions Bancorporation	30
		2,419
	Capital Goods - 1.5%
4	3M Co.	389
4	Boeing Co.	392
4	Caterpillar, Inc.	304
1	Cummins, Inc.	107
3	Danaher Corp.	207
2	Deere & Co.	177
1	Dover Corp.	75
3	Eaton Corp. plc	175
4	Emerson Electric Co.	220
2	Fastenal Co.	69
1	Flowserve Corp.	43
1	Fluor Corp.	54
2	General Dynamics Corp.	146
58	General Electric Co.	1,345
4	Honeywell International, Inc.	350
2	Illinois Tool Works, Inc.	161
2	Ingersoll-Rand plc	87
1	Jacobs Engineering Group, Inc. ●	40
1	Joy Global, Inc.	29
1	L-3 Communications Holdings, Inc.	43
1	Lockheed Martin Corp.	162
2	Masco Corp.	39
1	Northrop Grumman Corp.	109
2	PACCAR, Inc.	106
1	Pall Corp.	42
1	Parker-Hannifin Corp.	80
1	Pentair Ltd.	66
1	Precision Castparts Corp.	186
1	Quanta Services, Inc. ●	32
2	Raytheon Co.	120
1	Rockwell Automation, Inc.	65
1	Rockwell Collins, Inc.	48
1	Roper Industries, Inc.	69
—	Snap-On, Inc.	29
1	Stanley Black & Decker, Inc.	70
2	Textron, Inc.	41
5	United Technologies Corp.	441
—	W.W. Grainger, Inc.	84
1	Xylem, Inc.	28
		6,230
	Commercial and Professional Services - 0.1%
1	ADT (The) Corp.	49
1	Avery Dennison Corp.	24
1	Cintas Corp.	27
—	Dun & Bradstreet Corp.	22
1	Equifax, Inc. ●	40
1	Iron Mountain, Inc.	25
1	Pitney Bowes, Inc.	17
2	Republic Services, Inc.	56
1	Robert Half International, Inc.	26
—	Stericycle, Inc. ●	53
3	Tyco International Ltd.	86
2	Waste Management, Inc.	99
		524
	Consumer Durables and Apparel - 0.2%
2	Coach, Inc.	90
2	D.R. Horton, Inc.	33
—	Fossil Group, Inc. ●	31
1	Garmin Ltd.	22
—	Harman International Industries, Inc.	21
1	Hasbro, Inc.	29
1	Leggett & Platt, Inc.	25
1	Lennar Corp.	33
2	Mattel, Inc.	88
2	Newell Rubbermaid, Inc.	42
4	NIKE, Inc. Class B	259
2	Pulte Group, Inc. ●	36
—	PVH Corp.	57
—	Ralph Lauren Corp.	59
—	V.F. Corp.	95
—	Whirlpool Corp.	51
		971
	Consumer Services - 0.4%
2	Carnival Corp.	85
—	Chipotle Mexican Grill, Inc. ●	63
1	Darden Restaurants, Inc.	37
2	H & R Block, Inc.	42
1	International Game Technology	24
1	Marriott International, Inc. Class A	54
6	McDonald's Corp.	557
4	Starbucks Corp.	275
1	Starwood Hotels & Resorts, Inc.	69
1	Wyndham Worldwide Corp.	44
—	Wynn Resorts Ltd.	57
3	Yum! Brands, Inc.	175
		1,482
	Diversified Financials - 1.4%
5	American Express Co.	401
1	Ameriprise Financial, Inc.	91
60	Bank of America Corp.	777
7	Bank of New York Mellon Corp.	183
1	BlackRock, Inc.	180
3	Capital One Financial Corp.	206

The accompanying notes are an integral part of these financial statements.

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 19.9% - (continued)
	Diversified Financials - 1.4% - (continued)
6	Charles Schwab Corp.	$131
17	Citigroup, Inc.	819
2	CME Group, Inc.	131
3	Discover Financial Services, Inc.	131
2	E*Trade Financial Corp. ●	20
1	Franklin Resources, Inc.	105
2	Goldman Sachs Group, Inc.	366
—	IntercontinentalExchange, Inc. ●	73
2	Invesco Ltd.	79
21	JP Morgan Chase & Co.	1,119
1	Legg Mason, Inc.	19
2	Leucadia National Corp.	43
1	Moody's Corp.	66
8	Morgan Stanley	188
1	Nasdaq OMX Group, Inc.	22
1	Northern Trust Corp.	71
1	NYSE Euronext	56
2	SLM Corp.	57
3	State Street Corp.	167
1	T. Rowe Price Group, Inc.	106
		5,607
	Energy - 2.1%
3	Anadarko Petroleum Corp.	242
2	Apache Corp.	184
2	Baker Hughes, Inc.	114
1	Cabot Oil & Gas Corp.	84
1	Cameron International Corp. ●	85
3	Chesapeake Energy Corp.	59
11	Chevron Corp.	1,287
7	ConocoPhillips Holding Co.	415
1	Consol Energy, Inc.	35
2	Denbury Resources, Inc. ●	36
2	Devon Energy Corp.	110
—	Diamond Offshore Drilling, Inc.	27
1	Ensco plc	76
2	EOG Resources, Inc.	201
1	EQT Corp.	67
25	Exxon Mobil Corp.	2,253
1	FMC Technologies, Inc. ●	74
5	Halliburton Co.	218
1	Helmerich & Payne, Inc.	37
2	Hess Corp.	111
4	Kinder Morgan, Inc.	135
4	Marathon Oil Corp.	138
2	Marathon Petroleum Corp.	130
1	Murphy Oil Corp.	62
2	Nabors Industries Ltd.	25
2	National Oilwell Varco, Inc.	165
1	Newfield Exploration Co. ●	18
1	Noble Corp.	53
2	Noble Energy, Inc.	121
5	Occidental Petroleum Corp.	403
2	Peabody Energy Corp.	22
3	Phillips 66	205
1	Pioneer Natural Resources Co.	111
1	QEP Resources, Inc.	28
1	Range Resources Corp.	71
1	Rowan Cos. plc Class A ●	24
7	Schlumberger Ltd.	534
2	Southwestern Energy Co. ●	72
4	Spectra Energy Corp.	129
1	Tesoro Corp.	40
3	Valero Energy Corp.	106
4	Williams Cos., Inc.	124
1	WPX Energy, Inc. ●	21
		8,452
	Food and Staples Retailing - 0.5%
2	Costco Wholesale Corp.	271
7	CVS Caremark Corp.	392
3	Kroger (The) Co.	101
1	Safeway, Inc.	32
3	Sysco Corp.	114
5	Walgreen Co.	214
9	Wal-Mart Stores, Inc.	684
2	Whole Foods Market, Inc.	99
		1,907
	Food, Beverage and Tobacco - 1.1%
11	Altria Group, Inc.	394
4	Archer-Daniels Midland Co.	125
1	Beam, Inc.	57
1	Brown-Forman Corp.	58
1	Campbell Soup Co.	45
21	Coca-Cola Co.	862
1	Coca-Cola Enterprises, Inc.	51
2	ConAgra Foods, Inc.	82
1	Constellation Brands, Inc. Class A ●	45
1	Dr. Pepper Snapple Group	53
4	General Mills, Inc.	175
1	Hershey Co.	75
1	Hormel Foods Corp.	29
1	J.M. Smucker Co.	62
1	Kellogg Co.	91
3	Kraft Foods Group, Inc.	186
2	Lorillard, Inc.	93
1	McCormick & Co., Inc.	52
1	Mead Johnson Nutrition Co.	90
1	Molson Coors Brewing Co.	42
10	Mondelez International, Inc.	286
1	Monster Beverage Corp. ●	49
9	PepsiCo, Inc.	709
9	Philip Morris International, Inc.	794
2	Reynolds American, Inc.	86
2	Tyson Foods, Inc. Class A	41
		4,632
	Health Care Equipment and Services - 0.9%
9	Abbott Laboratories	305
2	Aetna, Inc.	135
1	AmerisourceBergen Corp.	72
—	Bard (C.R.), Inc.	46
3	Baxter International, Inc.	210
1	Becton, Dickinson & Co.	108
8	Boston Scientific Corp. ●	70
2	Cardinal Health, Inc.	90
1	CareFusion Corp. ●	45
1	Cerner Corp. ●	79
2	CIGNA Corp.	116
3	Covidien plc	166
—	DaVita HealthCare Partners, Inc. ●	57

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 19.9% - (continued)
	Health Care Equipment and Services - 0.9% - (continued)
1	Dentsply International, Inc.	$33
1	Edwards Lifesciences Corp. ●	43
5	Express Scripts Holding Co. ●	282
1	Humana, Inc.	74
—	Intuitive Surgical, Inc. ●	114
1	Laboratory Corp. of America Holdings ●	52
1	McKesson Corp.	146
6	Medtronic, Inc.	292
—	Patterson Cos., Inc.	18
1	Quest Diagnostics, Inc.	54
2	St. Jude Medical, Inc.	72
2	Stryker Corp.	104
1	Tenet Healthcare Corp. ●	27
6	UnitedHealth Group, Inc.	375
1	Varian Medical Systems, Inc. ●	41
2	Wellpoint, Inc.	138
1	Zimmer Holdings, Inc.	71
		3,435
	Household and Personal Products - 0.5%
2	Avon Products, Inc.	51
1	Clorox Co.	61
5	Colgate-Palmolive Co.	282
1	Estee Lauder Co., Inc.	89
2	Kimberly-Clark Corp.	210
15	Procter & Gamble Co.	1,183
		1,876
	Insurance - 0.9%
2	ACE Ltd.	173
3	Aflac, Inc.	160
3	Allstate Corp.	128
8	American International Group, Inc. ●	375
2	Aon plc	112
—	Assurant, Inc.	22
10	Berkshire Hathaway, Inc. Class B ●	1,161
1	Chubb Corp.	125
1	Cincinnati Financial Corp.	38
3	Genworth Financial, Inc. ●	32
2	Lincoln National Corp.	58
2	Loews Corp.	78
3	Marsh & McLennan Cos., Inc.	123
6	MetLife, Inc.	295
2	Principal Financial Group, Inc.	61
3	Progressive Corp.	80
3	Prudential Financial, Inc.	201
1	Torchmark Corp.	36
2	Travelers Cos., Inc.	171
2	Unum Group	46
2	XL Group plc	50
		3,525
	Materials - 0.6%
1	Air Products & Chemicals, Inc.	107
—	Airgas, Inc.	35
6	Alcoa, Inc.	47
1	Allegheny Technologies, Inc.	16
1	Ball Corp.	35
1	Bemis Co., Inc.	23
—	CF Industries Holdings, Inc.	57
1	Cliff's Natural Resources, Inc.	14
7	Dow Chemical Co.	218
5	E.I. DuPont de Nemours & Co.	271
1	Eastman Chemical Co.	61
1	Ecolab, Inc.	127
1	FMC Corp.	47
6	Freeport-McMoRan Copper & Gold, Inc.	161
—	International Flavors & Fragrances, Inc.	34
2	International Paper Co.	111
2	LyondellBasell Industries Class A	141
1	MeadWestvaco Corp.	34
3	Monsanto Co.	296
2	Mosaic Co.	83
3	Newmont Mining Corp.	83
2	Nucor Corp.	77
1	Owens-Illinois, Inc. ●	26
1	PPG Industries, Inc.	117
2	Praxair, Inc.	191
1	Sealed Air Corp.	26
—	Sherwin-Williams Co.	85
1	Sigma-Aldrich Corp.	54
1	United States Steel Corp.	14
1	Vulcan Materials Co.	35
		2,626
	Media - 0.8%
1	Cablevision Systems Corp.	20
3	CBS Corp. Class B	156
15	Comcast Corp. Class A	619
3	DirecTV ●	193
1	Discovery Communications, Inc. ●	106
1	Gannett Co., Inc.	31
2	Interpublic Group of Cos., Inc.	35
2	McGraw Hill Financial, Inc.	82
11	News Corp. Class A	364
1	Omnicom Group, Inc.	91
—	Scripps Networks Interactive Class A	32
7	Time Warner Cable, Inc.	486
3	Viacom, Inc. Class B	170
10	Walt Disney Co.	638
—	Washington Post Co. Class B	12
		3,035
	Pharmaceuticals, Biotechnology and Life Sciences - 1.7%
9	Abbvie Inc.	367
1	Actavis, Inc. ●	90
2	Agilent Technologies, Inc.	83
1	Alexion Pharmaceuticals, Inc. ●	101
2	Allergan, Inc.	140
4	Amgen, Inc.	415
1	Biogen Idec, Inc. ●	286
9	Bristol-Myers Squibb Co.	412
2	Celgene Corp. ●	273
6	Eli Lilly & Co.	273
1	Forest Laboratories, Inc. ●	54
9	Gilead Sciences, Inc. ●	438
1	Hospira, Inc. ●	36
16	Johnson & Johnson	1,353
1	Life Technologies Corp. ●	72
17	Merck & Co., Inc.	787
2	Mylan, Inc. ●	66

The accompanying notes are an integral part of these financial statements.

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 19.9% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 1.7% - (continued)
1	PerkinElmer, Inc.	$20
—	Perrigo Co.	60
37	Pfizer, Inc.	1,048
—	Regeneron Pharmaceuticals, Inc. ●	96
2	Thermo Fisher Scientific, Inc.	170
—	Waters Corp. ●	48
3	Zoetis, Inc.	87
		6,775
	Real Estate - 0.4%
2	American Tower Corp. REIT	162
1	Apartment Investment & Management Co. Class A REIT	25
1	AvalonBay Communities, Inc. REIT	92
1	Boston Properties, Inc. REIT	90
2	CBRE Group, Inc. ●	40
2	Equity Residential Properties Trust REIT	104
3	HCP, Inc. REIT	116
2	Health Care, Inc. REIT	107
4	Host Hotels & Resorts, Inc. REIT	71
2	Kimco Realty Corp. REIT	49
1	Macerich Co. REIT	47
1	Plum Creek Timber Co., Inc. REIT	43
3	ProLogis L.P. REIT	105
1	Public Storage REIT	124
2	Simon Property Group, Inc. REIT	275
2	Ventas, Inc. REIT	114
1	Vornado Realty Trust REIT	79
3	Weyerhaeuser Co. REIT	92
		1,735
	Retailing - 0.9%
—	Abercrombie & Fitch Co. Class A	20
2	Amazon.com, Inc. ●	567
—	AutoNation, Inc. ●	9
—	AutoZone, Inc. ●	86
1	Bed Bath & Beyond, Inc. ●	87
2	Best Buy Co., Inc.	41
1	CarMax, Inc. ●	58
2	Dollar General Corp. ●	85
1	Dollar Tree, Inc. ●	64
1	Expedia, Inc.	31
1	Family Dollar Stores, Inc.	33
1	GameStop Corp. Class A	28
2	Gap, Inc.	68
1	Genuine Parts Co.	68
8	Home Depot, Inc.	635
1	J. C. Penney Co., Inc. ●	14
1	Kohl's Corp.	58
1	L Brands Inc.	66
6	Lowe's Cos., Inc.	246
2	Macy's, Inc.	103
—	Netflix, Inc. ●	67
1	Nordstrom, Inc.	50
1	O'Reilly Automotive, Inc. ●	70
1	PetSmart, Inc.	39
—	Priceline.com, Inc. ●	239
1	Ross Stores, Inc.	80
4	Staples, Inc.	59
4	Target Corp.	248
1	Tiffany & Co.	49
4	TJX Cos., Inc.	202
1	TripAdvisor, Inc. ●	38
1	Urban Outfitters, Inc. ●	25
		3,533
	Semiconductors and Semiconductor Equipment - 0.4%
3	Advanced Micro Devices, Inc. ●	14
2	Altera Corp.	59
2	Analog Devices, Inc.	78
7	Applied Materials, Inc.	100
3	Broadcom Corp. Class A	99
—	First Solar, Inc. ●	17
28	Intel Corp.	675
1	KLA-Tencor Corp.	52
1	Lam Research Corp. ●	40
1	Linear Technology Corp.	48
3	LSI Corp. ●	22
1	Microchip Technology, Inc.	41
6	Micron Technology, Inc. ●	83
3	NVIDIA Corp.	46
1	Teradyne, Inc. ●	19
6	Texas Instruments, Inc.	217
1	Xilinx, Inc.	59
		1,669
	Software and Services - 1.9%
4	Accenture plc	262
3	Adobe Systems, Inc. ●	128
1	Akamai Technologies, Inc. ●	42
1	Autodesk, Inc. ●	43
3	Automatic Data Processing, Inc.	187
1	BMC Software, Inc. ●	34
2	CA, Inc.	53
1	Citrix Systems, Inc. ●	63
2	Cognizant Technology Solutions Corp. ●	106
1	Computer Sciences Corp.	37
7	eBay, Inc. ●	339
2	Electronic Arts, Inc. ●	39
2	Fidelity National Information Services, Inc.	71
1	Fiserv, Inc. ●	65
2	Google, Inc. ●	1,327
6	IBM Corp.	1,117
2	Intuit, Inc.	96
1	Mastercard, Inc.	337
42	Microsoft Corp.	1,455
21	Oracle Corp.	633
2	Paychex, Inc.	66
1	Red Hat, Inc. ●	51
2	SAIC, Inc.	22
3	Salesforce.com, Inc. ●	116
4	Symantec Corp.	88
1	Teradata Corp. ●	46
1	Total System Services, Inc.	22
1	VeriSign, Inc. ●	38
3	Visa, Inc.	519
3	Western Union Co.	54
5	Yahoo!, Inc. ●	134
		7,590
	Technology Hardware and Equipment - 1.2%
1	Amphenol Corp. Class A	70

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 19.9% - (continued)
	Technology Hardware and Equipment - 1.2% - (continued)
5	Apple, Inc.	$2,085
30	Cisco Systems, Inc.	729
8	Corning, Inc.	118
8	Dell, Inc.	110
12	EMC Corp.	278
—	F5 Networks, Inc. ●	30
1	FLIR Systems, Inc.	22
1	Harris Corp.	30
11	Hewlett-Packard Co.	268
1	Jabil Circuit, Inc.	21
1	JDS Uniphase Corp. ●	19
3	Juniper Networks, Inc. ●	55
1	Molex, Inc.	23
2	Motorola Solutions, Inc.	88
2	NetApp, Inc. ●	76
10	Qualcomm, Inc.	592
1	SanDisk Corp. ●	83
2	Seagate Technology plc	80
2	TE Connectivity Ltd.	106
1	Western Digital Corp.	74
7	Xerox Corp.	63
		5,020
	Telecommunication Services - 0.6%
30	AT&T, Inc.	1,068
3	CenturyLink, Inc.	121
2	Crown Castle International Corp. ●	119
6	Frontier Communications Co.	23
17	Sprint Nextel Corp. ●	119
16	Verizon Communications, Inc.	808
3	Windstream Corp.	25
		2,283
	Transportation - 0.3%
1	C.H. Robinson Worldwide, Inc.	51
6	CSX Corp.	133
1	Expeditors International of Washington, Inc.	44
2	FedEx Corp.	163
1	Kansas City Southern	65
2	Norfolk Southern Corp.	128
—	Ryder System, Inc.	18
4	Southwest Airlines Co.	52
3	Union Pacific Corp.	404
4	United Parcel Service, Inc. Class B	345
		1,403
	Utilities - 0.7%
3	AES (The) Corp.	42
1	AGL Resources, Inc.	28
1	Ameren Corp.	47
3	American Electric Power Co., Inc.	122
2	CenterPoint Energy, Inc.	56
1	CMS Energy Corp.	41
2	Consolidated Edison, Inc.	96
3	Dominion Resources, Inc.	184
1	DTE Energy Co.	65
4	Duke Energy Corp.	267
2	Edison International	88
1	Entergy Corp.	70
5	Exelon Corp.	148
2	FirstEnergy Corp.	88
—	Integrys Energy Group, Inc.	26
2	NextEra Energy, Inc.	194
2	NiSource, Inc.	50
2	Northeast Utilities	74
2	NRG Energy, Inc.	48
1	Oneok, Inc.	48
1	Pepco Holdings, Inc.	28
2	PG&E Corp.	113
1	Pinnacle West Capital Corp.	34
3	PPL Corp.	101
3	Public Service Enterprise Group, Inc.	93
1	SCANA Corp.	38
1	Sempra Energy	103
5	Southern Co.	215
1	TECO Energy, Inc.	20
1	Wisconsin Energy Corp.	53
3	Xcel Energy, Inc.	79
		2,659
	Total common stocks
	(cost $70,303)	$80,239

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools and Funds - 0.3%
18	Vanguard S&P 500 ETF	$1,308

	Total exchange traded funds
	(cost $1,319)	$1,308

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8%
	Finance and Insurance - 0.8%
	Ally Automotive Receivables Trust
$20	0.93%, 02/16/2016	$20
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	28
25	5.45%, 01/15/2049	28
20	5.49%, 02/10/2051 Δ	22
65	5.62%, 04/10/2049 - 06/10/2049 Δ	73
60	5.68%, 07/10/2046	66
15	5.73%, 05/10/2045 Δ	17
10	5.74%, 02/10/2051 Δ	11
25	5.89%, 07/10/2044 Δ	28
	Bear Stearns Commercial Mortgage Securities, Inc.
60	5.20%, 12/11/2038	66
25	5.33%, 02/11/2044	27
25	5.70%, 06/13/2050	28
	Chase Issuance Trust
150	0.79%, 06/15/2017	150
100	1.30%, 02/18/2020	98
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	118
100	5.65%, 09/20/2019	116
	Citigroup Commercial Mortgage Trust
35	5.70%, 12/10/2049 Δ	40
20	6.13%, 12/10/2049 Δ	23

The accompanying notes are an integral part of these financial statements.

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8% - (continued)
	Finance and Insurance - 0.8% - (continued)
	Citigroup/Deutsche Bank Commercial Mortgage Trust
$35	5.22%, 07/15/2044 Δ	$38
25	5.32%, 12/11/2049	28
25	5.62%, 10/15/2048	28
34	5.89%, 11/15/2044	39
	Commercial Mortgage Pass-Through Certificates
20	5.31%, 12/10/2046	22
25	5.75%, 06/10/2046 Δ	27
15	5.80%, 12/10/2049 Δ	17
	Community or Commercial Mortgage Trust
15	2.94%, 01/10/2046	14
	Credit Suisse Mortgage Capital Certificates
25	5.31%, 12/15/2039	27
50	5.40%, 02/15/2039 Δ	55
29	5.47%, 09/15/2039	32
25	5.68%, 06/15/2039 Δ	28
	CS First Boston Mortgage Securities Corp.
80	5.10%, 08/15/2038	85
	CW Capital Cobalt Ltd.
40	5.22%, 08/15/2048	43
25	5.48%, 04/15/2047	28
25	5.79%, 05/15/2046 Δ	28
	Ford Credit Automotive Owner Trust
100	0.78%, 05/15/2018	99
	GE Capital Commercial Mortgage Corp.
30	5.54%, 12/10/2049	33
	Goldman Sachs Mortgage Securities Corp.
45	5.79%, 08/10/2045 Δ	50
	Goldman Sachs Mortgage Securities Corp. II
35	4.75%, 07/10/2039	37
15	5.40%, 08/10/2038	15
25	5.56%, 11/10/2039	28
	Goldman Sachs Mortgage Securities Trust
10	2.94%, 02/10/2046	9
20	3.48%, 01/10/2045	20
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	43
35	5.44%, 03/10/2039 Δ	39
25	5.74%, 12/10/2049	28
50	5.86%, 07/10/2038 Δ	55
	Honda Automotive Receivables Owner Trust
75	0.77%, 01/15/2016	75
	JP Morgan Chase Commercial Mortgage Securities Corp.
10	4.17%, 08/15/2046	10
25	5.20%, 12/15/2044 Δ	27
25	5.34%, 05/15/2047	28
20	5.42%, 01/15/2049	22
40	5.43%, 12/12/2043	44
35	5.44%, 06/12/2047 Δ	39
20	5.48%, 12/12/2044 Δ	22
20	5.71%, 02/12/2049 Δ	22
38	5.79%, 02/12/2051 Δ	43
30	5.81%, 06/12/2043	33
25	5.81%, 06/15/2049 Δ	28
100	5.86%, 04/15/2045 Δ	110
30	5.88%, 02/15/2051 Δ	34
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	28
60	5.42%, 02/15/2040	67
20	5.43%, 02/15/2040	22
25	5.86%, 07/15/2040 Δ	28
19	5.87%, 09/15/2045	21
10	5.87%, 06/15/2038 Δ	11
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	27
25	5.38%, 08/12/2048	27
40	5.70%, 09/12/2049	45
35	5.89%, 06/12/2046 Δ	39
	Morgan Stanley Capital I
80	4.99%, 08/13/2042	85
50	5.33%, 12/15/2043	55
36	5.68%, 10/15/2042 Δ	40
25	5.69%, 04/15/2049 Δ	28
25	5.81%, 12/12/2049	28
25	5.89%, 06/11/2049 Δ	28
	Wachovia Bank Commercial Mortgage Trust
25	5.29%, 12/15/2044 Δ	27
25	5.31%, 11/15/2048	28
25	5.34%, 12/15/2043	28
23	5.42%, 01/15/2045 Δ	25
25	5.51%, 04/15/2047	27
40	5.57%, 10/15/2048	44
25	5.68%, 05/15/2046	28
25	5.74%, 06/15/2049 Δ	28
	WF-RBS Commercial Mortgage Trust
40	2.88%, 12/15/2045	37
		3,342

	Total asset & commercial mortgage backed securities
	(cost $3,346)	$3,342

CORPORATE BONDS - 9.3%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$95	5.00%, 03/01/2020	$104

	Arts, Entertainment and Recreation - 0.4%
	CBS Corp.
25	7.88%, 07/30/2030	32
	Comcast Corp.
50	4.65%, 07/15/2042	48
225	5.15%, 03/01/2020	257
55	7.05%, 03/15/2033	69
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	32
145	5.00%, 03/01/2021	153
25	5.15%, 03/15/2042	22
	Discovery Communications, Inc.
15	4.88%, 04/01/2043	14
85	5.05%, 06/01/2020	94

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
	Arts, Entertainment and Recreation - 0.4% - (continued)
	NBC Universal Media LLC
$125	4.38%, 04/01/2021	$135
	News America, Inc.
105	4.50%, 02/15/2021	112
86	6.40%, 12/15/2035	96
	Time Warner Cable, Inc.
255	4.00%, 09/01/2021	244
130	4.88%, 03/15/2020	142
85	6.50%, 11/15/2036	96
65	6.75%, 07/01/2018	74
	Viacom, Inc.
48	4.38%, 03/15/2043 ■	41
	Walt Disney Co.
35	4.13%, 12/01/2041	33
50	5.63%, 09/15/2016	57
		1,751
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
200	4.75%, 05/05/2021	214
9	9.70%, 11/10/2018	12
	Anheuser-Busch InBev Worldwide, Inc.
45	3.75%, 07/15/2042	39
250	5.38%, 01/15/2020	288
	Coca-Cola Co.
90	1.65%, 03/14/2018	89
30	3.15%, 11/15/2020	31
	Diageo Capital plc
50	3.88%, 04/29/2043	44
75	5.50%, 09/30/2016	85
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	42
	PepsiCo, Inc.
180	3.13%, 11/01/2020	183
30	5.50%, 01/15/2040	34
	Philip Morris International, Inc.
130	4.50%, 03/26/2020 - 03/20/2042	140
		1,201
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
150	4.13%, 11/15/2021	153
90	8.55%, 05/15/2019	115
	E.I. DuPont de Nemours & Co.
160	3.63%, 01/15/2021	167
20	5.60%, 12/15/2036	23
	Ecolab, Inc.
95	4.35%, 12/08/2021	100
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	42
	PPG Industries, Inc.
20	3.60%, 11/15/2020	21
	Praxair, Inc.
55	2.45%, 02/15/2022	52
25	5.38%, 11/01/2016	28
		701
	Computer and Electronic Product Manufacturing - 0.3%
	Apple, Inc.
210	2.40%, 05/03/2023	195
	Cingular Wireless LLC
25	7.13%, 12/15/2031	32
	Cisco Systems, Inc.
220	4.45%, 01/15/2020	243
40	5.50%, 02/22/2016	45
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	44
170	5.50%, 03/01/2018	188
	Intel Corp.
90	2.70%, 12/15/2022	84
50	3.30%, 10/01/2021	50
	Lockheed Martin Corp.
80	4.25%, 11/15/2019	87
15	4.85%, 09/15/2041	15
	Raytheon Co.
95	3.13%, 10/15/2020	96
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
155	2.25%, 08/15/2016	157
		1,262
	Construction - 0.0%
	CRH America, Inc.
125	6.00%, 09/30/2016	141

	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
110	3.13%, 01/15/2021	112

	Educational Services - 0.0%
	Princeton University
75	4.95%, 03/01/2019	86

	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
70	4.88%, 10/15/2019	80
	General Electric Co.
67	4.13%, 10/09/2042	63
40	5.25%, 12/06/2017	45
	Koninklijke Philips Electronics N.V.
38	6.88%, 03/11/2038	47
		235
	Finance and Insurance - 3.7%
	Ace INA Holdings, Inc.
65	2.70%, 03/13/2023	61
	Aetna, Inc.
105	3.95%, 09/01/2020	108
	Allstate Corp.
35	5.00%, 08/15/2014	37
	American Express Co.
103	2.65%, 12/02/2022	95
	American Express Credit Corp.
195	2.75%, 09/15/2015	202
	American International Group, Inc.
270	6.40%, 12/15/2020	313

The accompanying notes are an integral part of these financial statements.

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
	Finance and Insurance - 3.7% - (continued)
	Aon Corp.
$20	5.00%, 09/30/2020	$22
	Asian Development Bank
265	2.50%, 03/15/2016	278
	Bank of America Corp.
370	5.00%, 05/13/2021	394
460	5.65%, 05/01/2018	511
	Bank of Montreal
150	1.45%, 04/09/2018	145
	Bank of New York Mellon Corp.
25	2.30%, 07/28/2016	26
50	3.55%, 09/23/2021	51
	Bank of Nova Scotia
35	4.38%, 01/13/2021	38
	Barclays Bank plc
100	5.00%, 09/22/2016	110
	BB&T Corp.
80	3.20%, 03/15/2016	84
	Berkshire Hathaway Finance Corp.
40	4.50%, 02/11/2043	38
225	5.40%, 05/15/2018	258
	BlackRock, Inc.
105	5.00%, 12/10/2019	119
	BP Capital Markets plc
160	2.25%, 11/01/2016	164
65	3.25%, 05/06/2022	63
	Capital One Financial Corp.
60	4.75%, 07/15/2021	63
110	6.15%, 09/01/2016	123
	Chubb Corp.
90	5.75%, 05/15/2018	105
	CIGNA Corp.
50	4.00%, 02/15/2022	51
10	5.38%, 02/15/2042	11
	Citigroup, Inc.
75	5.00%, 09/15/2014	78
525	5.38%, 08/09/2020	581
65	6.63%, 06/15/2032	67
	Credit Suisse New York
110	5.30%, 08/13/2019	124
	Deutsche Bank AG
110	3.25%, 01/11/2016	115
	European Bank for Reconstruction & Development
135	2.50%, 03/15/2016	141
	European Investment Bank
495	1.25%, 10/14/2016	498
215	2.88%, 09/15/2020	216
	Fifth Third Bancorp
35	3.63%, 01/25/2016	37
	Ford Motor Credit Co. LLC
170	6.63%, 08/15/2017	192
	General Electric Capital Corp.
335	4.38%, 09/16/2020	355
445	5.30%, 02/11/2021	488
	Goldman Sachs Group, Inc.
605	5.38%, 03/15/2020	656
74	6.25%, 02/01/2041	84
	HCP, Inc.
160	6.70%, 01/30/2018	187
	Health Care, Inc.
40	3.75%, 03/15/2023	38
55	5.25%, 01/15/2022	59
	HSBC Finance Corp.
40	5.00%, 06/30/2015	43
	HSBC Holdings plc
335	5.10%, 04/05/2021	368
	Inter-American Development Bank
145	2.25%, 07/15/2015	150
210	3.88%, 02/14/2020	233
	International Bank for Reconstruction & Development
150	1.13%, 08/25/2014	151
100	2.38%, 05/26/2015	104
102	7.63%, 01/19/2023	143
	John Deere Capital Corp.
105	1.85%, 09/15/2016	107
35	2.80%, 09/18/2017	37
	JP Morgan Chase & Co.
595	4.95%, 03/25/2020	650
75	5.13%, 09/15/2014	79
80	6.00%, 01/15/2018	91
180	6.30%, 04/23/2019	209
	KeyCorp
70	3.75%, 08/13/2015	74
	Kreditanstalt fuer Wiederaufbau
350	1.25%, 10/26/2015 - 02/15/2017	354
115	2.63%, 01/25/2022	115
391	4.00%, 01/27/2020	434
	Landwirtschaftliche Rentenbank
180	2.50%, 02/15/2016	188
100	3.13%, 07/15/2015	105
	Lincoln National Corp.
60	4.85%, 06/24/2021	64
	Marsh & McLennan Cos., Inc.
35	4.80%, 07/15/2021	38
	MetLife, Inc.
50	5.70%, 06/15/2035	55
120	7.72%, 02/15/2019	151
	Morgan Stanley
200	5.45%, 01/09/2017	216
280	5.50%, 07/28/2021	299
	National Rural Utilities Cooperative Finance Corp.
30	5.45%, 04/10/2017	34
	Nomura Holdings, Inc.
130	4.13%, 01/19/2016	136
	Nordic Investment Bank
100	2.50%, 07/15/2015	104
	Oesterreichische Kontrollbank AG
95	4.88%, 02/16/2016	105
	PNC Funding Corp.
70	2.70%, 09/19/2016	73
100	5.13%, 02/08/2020	110
	Principal Financial Group, Inc.
70	3.30%, 09/15/2022	68
	Prudential Financial, Inc.
155	5.38%, 06/21/2020	174
25	5.80%, 11/16/2041	27

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
	Finance and Insurance - 3.7% - (continued)
	Rabobank Nederland
$155	4.50%, 01/11/2021	$163
	Royal Bank of Canada
185	2.30%, 07/20/2016	190
	Royal Bank of Scotland plc
35	6.13%, 01/11/2021	39
	Simon Property Group L.P.
160	5.65%, 02/01/2020	183
	Toyota Motor Credit Corp.
40	3.20%, 06/17/2015	42
140	3.40%, 09/15/2021	138
	Travelers Cos., Inc.
140	3.90%, 11/01/2020	150
	U.S. Bancorp
110	2.45%, 07/27/2015	114
50	4.13%, 05/24/2021	53
	UBS AG Stamford CT
100	5.88%, 07/15/2016	110
	UnitedHealth Group, Inc.
105	6.88%, 02/15/2038	131
	Wellpoint, Inc.
15	4.65%, 01/15/2043	14
135	5.25%, 01/15/2016	148
40	5.80%, 08/15/2040	43
	Wells Fargo & Co.
190	2.10%, 05/08/2017	191
335	4.60%, 04/01/2021	365
	Westpac Banking Corp.
110	3.00%, 12/09/2015	115
		14,864
	Food Manufacturing - 0.2%
	Archer-Daniels Midland Co.
33	4.02%, 04/16/2043	29
	ConAgra Foods, Inc.
120	7.00%, 04/15/2019	145
	General Mills, Inc.
20	5.65%, 02/15/2019	23
	Kellogg Co.
70	4.00%, 12/15/2020	74
	Kraft Foods Group, Inc.
20	5.00%, 06/04/2042	20
255	5.38%, 02/10/2020	287
47	6.88%, 02/01/2038	57
	Unilever Capital Corp.
45	5.90%, 11/15/2032	56
		691
	Food Services - 0.0%
	McDonald's Corp.
29	3.70%, 02/15/2042	26
80	5.35%, 03/01/2018	92
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	8
		126
	Health Care and Social Assistance - 0.6%
	AbbVie, Inc.
145	2.90%, 11/06/2022 ■	136
	Amgen, Inc.
145	3.88%, 11/15/2021	149
67	5.75%, 03/15/2040	72
	AstraZeneca plc
130	5.90%, 09/15/2017	151
	Baxter International, Inc.
130	2.40%, 08/15/2022	120
30	4.50%, 08/15/2019	33
	Boston Scientific Corp.
70	6.00%, 01/15/2020	79
	Bristol-Myers Squibb Co.
25	3.25%, 08/01/2042	20
20	5.45%, 05/01/2018	23
	Celgene Corp.
30	3.25%, 08/15/2022	29
	Covidien International Finance S.A.
45	3.20%, 06/15/2022	44
25	6.00%, 10/15/2017	29
	CVS Caremark Corp.
50	6.13%, 09/15/2039	58
	Eli Lilly & Co.
20	5.20%, 03/15/2017	22
	Express Scripts Holding Co.
115	4.75%, 11/15/2021	123
	Gilead Sciences, Inc.
20	4.40%, 12/01/2021	22
	GlaxoSmithKline Capital, Inc.
40	2.80%, 03/18/2023	38
110	5.65%, 05/15/2018	128
27	6.38%, 05/15/2038	33
	Johnson & Johnson
75	2.15%, 05/15/2016	78
25	5.95%, 08/15/2037	31
	McKesson Corp.
50	4.75%, 03/01/2021	55
	Medtronic, Inc.
15	4.00%, 04/01/2043	13
120	4.45%, 03/15/2020	131
	Merck & Co., Inc.
25	3.60%, 09/15/2042	22
195	3.88%, 01/15/2021	208
	Novartis Securities Investment Ltd.
75	5.13%, 02/10/2019	86
	Pfizer, Inc.
345	6.20%, 03/15/2019	416
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	42
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	21
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	60
	Walgreen Co.
30	3.10%, 09/15/2022	29
		2,501
	Information - 0.7%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	124
25	6.13%, 11/15/2037	27

The accompanying notes are an integral part of these financial statements.

13

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
	Information - 0.7% - (continued)
	AT&T, Inc.
$310	2.63%, 12/01/2022	$284
59	4.35%, 06/15/2045	51
73	5.35%, 09/01/2040	74
200	5.80%, 02/15/2019	232
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	27
	Cellco Partnership - Verizon Wireless Capital LLC
90	8.50%, 11/15/2018	117
	COX Communications, Inc.
19	5.45%, 12/15/2014	20
	Deutsche Telekom International Finance B.V.
47	8.75%, 06/15/2030	65
	eBay, Inc.
25	2.60%, 07/15/2022	23
	France Telecom S.A.
80	5.38%, 07/08/2019	88
	Google, Inc.
65	2.13%, 05/19/2016	67
	Microsoft Corp.
150	1.63%, 09/25/2015	153
65	5.20%, 06/01/2039	72
	Oracle Corp.
80	5.38%, 07/15/2040	89
120	5.75%, 04/15/2018	140
	Rogers Communications, Inc.
30	4.50%, 03/15/2043	27
50	6.80%, 08/15/2018	61
	Telecom Italia Capital
105	7.00%, 06/04/2018	116
	Telefonica Emisiones SAU
120	5.46%, 02/16/2021	124
	Verizon Communications, Inc.
95	6.00%, 04/01/2041	107
300	6.35%, 04/01/2019	356
	Vodafone Group plc
195	5.45%, 06/10/2019	221
20	6.15%, 02/27/2037	22
		2,687
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
46	5.13%, 09/15/2040	50
	Caterpillar, Inc.
25	3.80%, 08/15/2042	22
135	3.90%, 05/27/2021	141
	Deere & Co.
30	3.90%, 06/09/2042	27
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		274
	Mining - 0.3%
	Barrick Gold Corp.
25	5.25%, 04/01/2042	19
110	6.95%, 04/01/2019	117
	BHP Billiton Finance USA Ltd.
15	4.13%, 02/24/2042	14
110	6.50%, 04/01/2019	132
	Freeport-McMoRan Copper & Gold, Inc.
170	3.88%, 03/15/2023 ■	154
	Newmont Mining Corp.
38	6.25%, 10/01/2039	36
	Rio Tinto Finance USA Ltd.
145	3.75%, 09/20/2021	143
170	6.50%, 07/15/2018	201
	Southern Copper Corp.
55	6.75%, 04/16/2040	54
	Teck Resources Ltd.
40	4.50%, 01/15/2021	40
30	5.40%, 02/01/2043	27
	Vale Overseas Ltd.
90	6.25%, 01/23/2017	100
65	6.88%, 11/10/2039	66
		1,103
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	76
25	5.70%, 03/15/2037	30
	Boeing Co.
200	4.88%, 02/15/2020	228
	Honeywell International, Inc.
100	4.25%, 03/01/2021	109
	Northrop Grumman Corp.
20	5.05%, 08/01/2019	22
	United Technologies Corp.
125	4.50%, 04/15/2020 - 06/01/2042	132
135	6.13%, 02/01/2019	160
		757
	Motor Vehicle and Parts Manufacturing - 0.0%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	25
	Ford Motor Co.
100	7.45%, 07/16/2031	120
	Johnson Controls, Inc.
40	5.00%, 03/30/2020	44
		189
	Other Services - 0.0%
	Illinois Tool Works, Inc.
15	3.90%, 09/01/2042	13

	Paper Manufacturing - 0.1%
	International Paper Co.
110	7.50%, 08/15/2021	135
	Kimberly-Clark Corp.
12	5.30%, 03/01/2041	14
90	6.13%, 08/01/2017	105
		254
	Petroleum and Coal Products Manufacturing - 0.8%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	45
	Apache Corp.
80	5.10%, 09/01/2040	81
	Atmos Energy Corp.
8	5.50%, 06/15/2041	9

The accompanying notes are an integral part of these financial statements.

14

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
	Petroleum and Coal Products Manufacturing - 0.8% - (continued)
	Canadian Natural Resources Ltd.
$60	5.70%, 05/15/2017	$68
15	6.50%, 02/15/2037	17
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	14
25	5.70%, 10/15/2019	28
	Chevron Corp.
35	2.36%, 12/05/2022	33
	ConocoPhillips
128	6.50%, 02/01/2039	161
	Devon Financing Corp.
65	7.88%, 09/30/2031	84
	EnCana Corp.
25	6.50%, 02/01/2038	28
	Ensco plc
50	4.70%, 03/15/2021	53
	Hess Corp.
53	5.60%, 02/15/2041	54
	Kerr-McGee Corp.
100	6.95%, 07/01/2024	120
	Marathon Oil Corp.
15	6.60%, 10/01/2037	18
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	17
	National Oilwell Varco, Inc.
15	3.95%, 12/01/2042	13
	Nexen, Inc.
50	7.50%, 07/30/2039	61
	Noble Corp.
45	3.95%, 03/15/2022	44
	Noble Energy, Inc.
20	6.00%, 03/01/2041	23
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	42
	Pemex Project Funding Master Trust
185	5.75%, 03/01/2018	203
	Petrobras International Finance Co.
345	5.38%, 01/27/2021	347
	Petroleos Mexicanos
95	6.50%, 06/02/2041	98
	Phillips 66
45	4.30%, 04/01/2022	47
	Sempra Energy
40	6.00%, 10/15/2039	45
35	6.50%, 06/01/2016	40
	Shell International Finance B.V.
25	3.63%, 08/21/2042	22
170	4.30%, 09/22/2019	189
	Southern Natural Gas Co. LLC
60	5.90%, 04/01/2017 ■	68
	Statoilhydro ASA
160	5.25%, 04/15/2019	185
	Suncor Energy, Inc.
75	6.50%, 06/15/2038	86
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	30
	Total Capital International S.A.
45	1.50%, 02/17/2017	45
95	4.25%, 12/15/2021	101
	Transocean, Inc.
115	6.50%, 11/15/2020	129
	TXU Electric Delivery Co.
95	7.00%, 09/01/2022	118
	Valero Energy Corp.
100	6.13%, 02/01/2020	116
	Weatherford International Ltd.
110	5.13%, 09/15/2020	115
	Williams Partners L.P.
45	5.25%, 03/15/2020	48
		3,045
	Pipeline Transportation - 0.2%
	EL Paso Pipeling Partners Operating Co. LLC
35	4.70%, 11/01/2042	31
	Enterprise Products Operating LLC
30	4.45%, 02/15/2043	26
20	4.85%, 03/15/2044	19
140	5.20%, 09/01/2020	157
	Kinder Morgan Energy Partners L.P.
137	6.38%, 03/01/2041	153
	Oneok Partners L.P.
25	6.65%, 10/01/2036	28
	Plains All American Pipeline L.P.
30	6.65%, 01/15/2037	36
	TransCanada Pipelines Ltd.
105	3.80%, 10/01/2020	110
90	7.13%, 01/15/2019	110
	Transcontinental Gas Pipe Corp.
20	4.45%, 08/01/2042	18
		688
	Primary Metal Manufacturing - 0.0%
	Alcoa, Inc.
30	6.15%, 08/15/2020	31

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
95	5.60%, 11/30/2039	109
100	5.70%, 09/14/2017	116
	Omnicom Group, Inc.
30	3.63%, 05/01/2022	29
		254
	Public Administration - 0.0%
	Waste Management, Inc.
55	4.75%, 06/30/2020	59

	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
47	4.38%, 09/01/2042	43
120	4.70%, 10/01/2019	133
	Canadian National Railway Co.
40	2.85%, 12/15/2021	39
	Canadian Pacific Railway Co.
8	7.13%, 10/15/2031	10

The accompanying notes are an integral part of these financial statements.

15

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
	Rail Transportation - 0.1% - (continued)
	CSX Corp.
$25	3.70%, 10/30/2020	$26
105	4.25%, 06/01/2021	112
	Norfolk Southern Corp.
75	4.84%, 10/01/2041	75
	Union Pacific Corp.
34	6.63%, 02/01/2029	43
		481
	Real Estate, Rental and Leasing - 0.1%
	Boston Properties L.P.
100	5.88%, 10/15/2019	115
	ERP Operating L.P.
70	5.75%, 06/15/2017	79
		194
	Retail Trade - 0.3%
	Energy Transfer Partners
50	6.50%, 02/01/2042	53
64	9.00%, 04/15/2019	82
	Federated Retail Holdings, Inc.
28	5.90%, 12/01/2016	32
	Home Depot, Inc.
215	4.40%, 04/01/2021	236
	Kroger (The) Co.
40	3.90%, 10/01/2015	42
70	6.80%, 12/15/2018	84
	Lowe's Cos., Inc.
70	6.65%, 09/15/2037	86
	Macy's Retail Holdings, Inc.
60	3.88%, 01/15/2022	60
	Target Corp.
180	3.88%, 07/15/2020	192
	Turlock Corp.
75	2.75%, 11/02/2022 ■	70
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	119
105	4.25%, 04/15/2021	115
118	5.63%, 04/15/2041	136
		1,307
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Procter & Gamble Co.
115	4.70%, 02/15/2019	130
20	5.55%, 03/05/2037	23
		153
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	16

	Utilities - 0.5%
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	13
	CMS Energy Corp.
60	5.05%, 03/15/2022	65
	Consolidated Edison Co. of NY
20	3.95%, 03/01/2043	18
25	5.50%, 12/01/2039	28
40	6.65%, 04/01/2019	49
	Dominion Resources, Inc.
215	4.45%, 03/15/2021	232
	Duke Energy Corp.
105	5.30%, 02/15/2040	114
	Entergy Corp.
40	3.63%, 09/15/2015	41
	Exelon Generation Co. LLC
145	4.00%, 10/01/2020	147
35	6.25%, 10/01/2039	38
	FirstEnergy Corp.
90	4.25%, 03/15/2023	84
	Florida Power & Light Co.
85	5.69%, 03/01/2040	99
	Georgia Power Co.
100	2.85%, 05/15/2022	96
50	4.75%, 09/01/2040	49
	Hydro-Quebec
50	1.38%, 06/19/2017	50
70	8.40%, 01/15/2022	95
	Kentucky Utilities Co.
40	5.13%, 11/01/2040	44
	MidAmerican Energy Holdings Co.
115	6.13%, 04/01/2036	130
	Nevada Power Co.
25	6.75%, 07/01/2037	32
	Northern States Power Co.
55	3.40%, 08/15/2042	46
	Ohio Power Co.
115	5.38%, 10/01/2021	132
	Pacific Gas & Electric Co.
105	6.05%, 03/01/2034	122
	Progress Energy, Inc.
190	4.40%, 01/15/2021	202
	PSEG Power LLC
25	5.13%, 04/15/2020	27
	Public Service Electric & Gas Co.
30	3.95%, 05/01/2042	28
	San Diego Gas & Electric Co.
32	4.50%, 08/15/2040	33
	South Carolina Electric & Gas Co.
10	6.05%, 01/15/2038	12
	Southern California Edison Co.
65	4.50%, 09/01/2040	65
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	72
		2,163
	Wholesale Trade - 0.0%
	Georgia-Pacific LLC
40	7.75%, 11/15/2029	52

	Total corporate bonds
	(cost $38,426)	$37,495

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
	Brazil - 0.1%
	Brazil (Republic of)
$125	5.88%, 01/15/2019	$142
187	7.13%, 01/20/2037	223
		$365

The accompanying notes are an integral part of these financial statements.

16

Shares or Principal Amount		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 0.8% - (continued)
	Canada - 0.3%
	British Columbia (Province of)
$60	2.10%, 05/18/2016	$62
105	2.65%, 09/22/2021	105
	Canada (Government of)
135	0.88%, 02/14/2017	134
40	2.38%, 09/10/2014	41
	Manitoba (Province of)
60	2.10%, 09/06/2022	56
75	2.63%, 07/15/2015	78
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	39
	Ontario (Province of)
265	4.40%, 04/14/2020	294
	Quebec (Province of)
140	3.50%, 07/29/2020	147
60	5.13%, 11/14/2016	68
		1,024
	Colombia - 0.1%
	Colombia (Republic of)
131	8.13%, 05/21/2024	174

	Italy - 0.0%
	Italy (Republic of)
45	5.38%, 06/15/2033	45

	Mexico - 0.1%
	United Mexican States
140	5.13%, 01/15/2020	154
192	6.05%, 01/11/2040	209
		363
	Panama - 0.0%
	Panama (Republic of)
50	6.70%, 01/26/2036	58

	Peru - 0.0%
	Peru (Republic of)
45	5.63%, 11/18/2050	47
30	7.13%, 03/30/2019	36
		83
	Philippines - 0.1%
	Philippines (Republic of)
120	4.00%, 01/15/2021	127
100	6.38%, 10/23/2034	120
		247
	Poland - 0.0%
	Poland (Republic of)
70	5.00%, 03/23/2022	75

	South Africa - 0.0%
	South Africa (Republic of)
100	6.88%, 05/27/2019	113

	Turkey - 0.1%
	Turkey (Republic of)
110	6.75%, 05/30/2040	122
150	7.25%, 03/15/2015	161
190	7.38%, 02/05/2025	225
		508
	Total foreign government obligations
	(cost $3,212)	$3,055

MUNICIPAL BONDS - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7
	New York & New Jersey PA,
50	4.93%, 10/01/2051	49
		56
	General Obligations - 0.1%
	California State GO,
70	7.60%, 11/01/2040	95
	California State GO, Taxable,
55	7.55%, 04/01/2039	74
	Connecticut State GO,
45	5.85%, 03/15/2032	50
	Illionis State, GO,
130	5.10%, 06/01/2033	121
	Massachusetts State GO,
15	5.46%, 12/01/2039	16
	Mississippi State GO,
25	5.25%, 11/01/2034	27
	New York, NY, GO,
15	5.85%, 06/01/2040	17
	Texas State GO,
30	5.52%, 04/01/2039	34
		434
	Higher Education (Univ., Dorms, etc.) - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	22
	University of California, Build America Bonds Rev,
50	5.77%, 05/15/2043	55
	University of Texas,
25	4.79%, 08/15/2046	26
		103
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	18

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	35
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	22
25	6.55%, 11/15/2031	29
15	6.65%, 11/15/2039	18
	New Jersey State Turnpike Auth,
45	7.10%, 01/01/2041	58
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	20
		182

The accompanying notes are an integral part of these financial statements.

17

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.2% - (continued)
	Utilities - Electric - 0.0%
	American Municipal Power Ohio Inc Rev,
$45	6.05%, 02/15/2043	$49
	Municipal Elec Auth Georgia,
40	6.64%, 04/01/2057	43
		92
	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
45	5.88%, 06/15/2044	51

	Total municipal bonds
	(cost $996)	$936

U.S. GOVERNMENT AGENCIES - 12.5%
	FHLMC - 3.7%
$270	2.38%, 01/13/2022	$262
801	2.50%, 07/01/2027 - 12/01/2042	795
760	2.88%, 02/09/2015	791
1,990	3.00%, 12/01/2025 - 05/01/2043	1,978
2,283	3.50%, 04/01/2026 - 01/01/2043	2,340
680	3.75%, 03/27/2019	747
2,037	4.00%, 06/01/2024 - 02/01/2042	2,126
2,024	4.50%, 03/01/2015 - 08/01/2041	2,145
1,198	5.00%, 05/01/2023 - 08/01/2041	1,287
360	5.13%, 10/18/2016	409
370	5.25%, 04/18/2016	417
1,174	5.50%, 05/01/2036 - 08/01/2038	1,264
222	6.00%, 06/01/2036 - 10/01/2037	242
10	6.25%, 07/15/2032	13
		14,816
	FNMA - 6.0%
690	0.88%, 08/28/2017	676
600	1.25%, 01/30/2017	604
1,060	1.63%, 10/26/2015	1,086
1,562	2.50%, 03/01/2027 - 01/01/2043 ☼	1,561
330	2.63%, 11/20/2014	341
4,216	3.00%, 12/01/2025 - 04/01/2043 ☼	4,185
4,011	3.50%, 09/01/2025 - 01/01/2043 ☼	4,107
3,233	4.00%, 04/01/2025 - 02/01/2042	3,382
2,936	4.50%, 05/01/2025 - 08/01/2041	3,110
1,998	5.00%, 02/01/2022 - 01/01/2040	2,151
1,743	5.50%, 10/01/2035 - 05/01/2040 ☼	1,898
130	5.63%, 07/15/2037	161
459	6.00%, 04/01/2036 - 07/01/2037	500
119	6.50%, 06/01/2039	132
53	6.63%, 11/15/2030	72
		23,966
	GNMA - 2.8%
158	2.50%, 10/15/2027 - 01/15/2043	152
2,317	3.00%, 04/15/2027 - 06/20/2043 ☼	2,310
2,365	3.50%, 09/15/2025 - 04/20/2043	2,431
1,742	4.00%, 08/15/2026 - 09/20/2042 ☼	1,834
2,226	4.50%, 05/15/2039 - 07/20/2041	2,394
1,542	5.00%, 11/20/2035 - 12/20/2041 ☼	1,680
389	5.50%, 05/20/2038 - 08/20/2041	426
189	6.00%, 02/15/2036 - 08/20/2041	210
		11,437
	Total U.S. government agencies
	(cost $51,145)	$50,219

U.S. GOVERNMENT SECURITIES - 15.5%
Other Direct Federal Obligations - 0.4%
	FFCB - 0.1%
$165	4.88%, 12/16/2015 - 01/17/2017	$183

	FHLB - 0.3%
540	4.75%, 12/16/2016	610
470	5.00%, 11/17/2017	540
100	5.25%, 06/18/2014	105
		1,255
	Tennessee Valley Authority - 0.0%
135	6.75%, 11/01/2025	177

		1,615
U.S. Treasury Securities - 15.1%
	U.S. Treasury Bonds - 2.3%
4,176	3.13%, 11/15/2041 - 02/15/2043	3,911
305	3.75%, 08/15/2041	322
728	4.25%, 11/15/2040	837
3,060	5.38%, 02/15/2031	3,986
		9,056
	U.S. Treasury Notes - 12.8%
4,230	0.25%, 11/30/2014	4,231
400	0.50%, 07/31/2017	390
7,740	0.63%, 05/31/2017 - 04/30/2018	7,532
485	0.88%, 11/30/2016	485
1,912	1.00%, 08/31/2016	1,927
17,820	1.25%, 08/31/2015 ‡Ø	18,137
6,294	1.75%, 05/31/2016 - 05/15/2022	6,136
3,878	1.88%, 09/30/2017	3,993
345	2.13%, 08/15/2021	344
8,250	2.38%, 08/31/2014	8,457
215	3.13%, 05/15/2021	231
		51,863
		60,919
	Total U.S. government securities
	(cost $63,458)	$62,534

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 2.1%
Equity Contracts - 2.1%
	S&P 500 Option
97	Expiration: 06/06/2016, Exercise Price: $1,170.00 Я	$8,407

	Total put options purchased
	(cost $22,592)	$8,407

	Total long-term investments
	(cost $254,797)	$247,535

The accompanying notes are an integral part of these financial statements.

18

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 41.6%
Other Direct Federal Obligations - 4.9%
	FHLB
$20,000	0.11%, 7/19/2013 ○		$19,999
			19,999
Other Investment Pools and Funds - 0.1%
321	JP Morgan U.S. Government Money Market Fund		$321

Repurchase Agreements - 9.7%
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $11,443, collateralized by U.S. Treasury Note 0.25% - 3.00%, 2014 - 2019, value of $11,679)
$11,443	0.08%, 6/28/2013		$11,443
	Royal Bank of Canada TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $16,065, collateralized by U.S. Treasury Bond 2.75%, 2042, U.S. Treasury Note 1.88%, 2015, value of $16,386)
16,065	0.10%, 6/28/2013		16,065
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $11,444, collateralized by U.S.
Treasury Bill 0.11%, 2017, U.S. Treasury
Bond 2.88%, 2043, U.S. Treasury Note
0.25% - 4.25%, 2014 - 2016, value of
	$11,673)
11,444	0.10%, 6/28/2013		11,444
			38,952
U.S. Government Agencies - 14.4%
	FHLMC
5,000	0.07%, 8/1/2013 ○		5,000
3,000	0.08%, 9/9/2013 ○		3,000
25,000	0.09%, 10/22/2013 ○		24,996
	FNMA
25,000	0.06%, 7/10/2013 - 8/28/2013 ○		24,999
			57,995
U.S. Treasury Bills - 12.5%
10,500	0.03%, 08/01/2013 □○		10,500
40,000	0.11%, 09/05/2013 ○		39,999
			50,499
	Total short-term investments
	(cost $167,754)		$167,766

	Total investments
	(cost $422,551) ▲	103.0%	$415,301
	Other assets and liabilities	(3.0)%	(11,925)
	Total net assets	100.0%	$403,376

The accompanying notes are an integral part of these financial statements.

19

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $414,952 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,318
Unrealized Depreciation	(10,969)
Net Unrealized Appreciation	$349

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $469, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,109 at June 30, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Я	The broker deposited securities valued at $4,738 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2013 as listed in the table below:

Futures Contracts Outstanding at June 30, 2013

					Unrealized
	Number of	Expiration			Appreciation/
Description	Contracts*	Date	Notional Amount	Market Value ╪	(Depreciation)
Short position contracts:
S&P 500 (E-Mini) Future	2,689	09/20/2013	$215,650	$215,026	$624

*  The number of contracts does not omit 000's.

Cash of $235 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at June 30, 2013.

Ø	At June 30, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at June 30, 2013

							Unrealized
		Exercise	Expiration	Number of	Market	Premiums	Appreciation
Description (Counterparty)	Option Type	Price/ Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
S&P 500 Option (BCLY)	Equity	$910.00	06/06/2016	32,964	$1,340	$4,457	$3,117
S&P 500 Option (JPM)	Equity	$910.00	06/06/2016	31,850	1,294	4,299	3,005
S&P 500 Option (BOA)	Equity	$910.00	06/06/2016	20,282	824	2,564	1,740
S&P 500 Option (CSI)	Equity	$910.00	06/06/2016	3,348	136	509	373
S&P 500 Option (UBS)	Equity	$910.00	06/06/2016	8,811	358	1,389	1,031
					$3,952	$13,218	$9,266

* The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

20

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

21

Hartford Portfolio Diversifier HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,342	$–	$3,342	$–
Common Stocks ‡	80,239	80,239	–	–
Corporate Bonds	37,495	–	37,495	–
Exchange Traded Funds	1,308	1,308	–	–
Foreign Government Obligations	3,055	–	3,055	–
Municipal Bonds	936	–	936	–
Put Options Purchased	8,407	–	8,407	–
U.S. Government Agencies	50,219	–	50,219	–
U.S. Government Securities	62,534	–	62,534	–
Short-Term Investments	167,766	321	167,445	–
Total	$415,301	$81,868	$333,433	$–
Futures *	624	624	–	–
Written Options *	9,266	–	9,266	–
Total	$9,890	$624	$9,266	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

22

Hartford Portfolio Diversifier HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $422,551)	$415,301
Cash	237	*
Receivables:
Investment securities sold	10
Fund shares sold	709
Dividends and interest	1,100
Variation margin	981
Other assets	5
Total assets	418,343
Liabilities:
Payables:
Investment securities purchased	10,900
Fund shares redeemed	6
Investment management fees	40
Distribution fees	16
Other liabilities	35
Accrued expenses	18
Written options (proceeds $13,218)	3,952
Total liabilities	14,967
Net assets	$403,376
Summary of Net Assets:
Capital stock and paid-in-capital	$443,397
Undistributed net investment income	283
Accumulated net realized loss	(42,944)
Unrealized appreciation of investments	2,640
Net assets	$403,376
Shares authorized	1,000,000
Par value	$0.001
Class IB: Net asset value per share	$8.64
Shares outstanding	46,675
Net assets	$403,376

*	Cash of $235 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

23

Hartford Portfolio Diversifier HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$705
Interest	1,059
Less: Foreign tax withheld	—
Total investment income, net	1,764

Expenses:
Investment management fees	1,045
Transfer agent fees	1
Distribution fees - Class IB	436
Custodian fees	4
Accounting services fees	31
Board of Directors' fees	3
Audit fees	6
Other expenses	19
Total expenses (before waivers)	1,545
Expense waivers	(64)
Total waivers	(64)
Total expenses, net	1,481
Net Investment Income	283

Net Realized Loss on Investments and Other Financial Instruments:
Net realized gain on investments	573
Net realized loss on futures	(27,190)
Net Realized Loss on Investments and Other Financial Instruments	(26,617)

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	1,461
Net unrealized depreciation of purchased options	(5,867)
Net unrealized appreciation of futures	498
Net unrealized appreciation of written options	3,084
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(824)
Net Loss on Investments and Other Financial Instruments	(27,441)
Net Decrease in Net Assets Resulting from Operations	$(27,158)

The accompanying notes are an integral part of these financial statements.

24

Hartford Portfolio Diversifier HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$283	$567
Net realized loss on investments and other financial instruments	(26,617)	(15,883)
Net unrealized appreciation (depreciation) of investments and other financial instruments	(824)	2,972
Net Decrease in Net Assets Resulting from Operations	(27,158)	(12,344)
Distributions to Shareholders:
From net investment income
Class IB	—	(1,025)
Total distributions	—	(1,025)
Capital Share Transactions:
Class IB
Sold	147,660	218,964
Issued on reinvestment of distributions	—	1,025
Redeemed	(12,888)	(17,439)
Total capital share transactions	134,772	202,550
Net increase from capital share transactions	134,772	202,550
Net Increase in Net Assets	107,614	189,181
Net Assets:
Beginning of period	295,762	106,581
End of period	$403,376	$295,762
Undistributed (distribution in excess of) net investment income	$283	$—
Shares:
Class IB
Sold	16,616	22,772
Issued on reinvestment of distributions	—	109
Redeemed	(1,472)	(1,815)
Total share activity	15,144	21,066

The accompanying notes are an integral part of these financial statements.

25

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Portfolio Diversifier HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates. The Fund’s shares are available only to separate accounts of HLIC and its affiliates as a required investment option for variable annuity contracts whose holders have elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class IB shares of the Fund are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

26

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling and trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the bond’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted

27

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined by dividing the Fund’s net assets by the number of shares outstanding.

28

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its

29

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2013.

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2013.

b)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities or commodities. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying

30

investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the  Schedule of Investments, had outstanding purchased options and written options contracts as of June 30, 2013. Transactions involving written options contracts during the six-month period ended June 30, 2013, are summarized below:

Options Contract Activity During the Six-month Period Ended June 30, 2013
Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	97,255	$13,218
Written	—	—
Expired	—	—
Closed	—	—
Exercised	—	—
End of period	97,255	$13,218

* The number of contracts does not omit 000's.

c)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$8,407	$—	$—	$8,407
Variation margin receivable *	—	—	—	981	—	—	981
Total	$—	$—	$—	$9,388	$—	$—	$9,388

Liabilities:
Written options, market value	$—	$—	$—	$3,952	$—	$—	$3,952
Total	$—	$—	$—	$3,952	$—	$—	$3,952

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $624 as reported in the Schedule of Investments.

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Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on futures	$—	$—	$—	$(27,190)	$—	$—	$(27,190)
Total	$—	$—	$—	$(27,190)	$—	$—	$(27,190)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$—	$—	$—	$(5,867)	$—	$—	$(5,867)
Net change in unrealized appreciation of futures	—	—	—	498	—	—	498
Net change in unrealized appreciation of written options	—	—	—	3,084	—	—	3,084
Total	$—	$—	$—	$(2,285)	$—	$—	$(2,285)

d)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Futures contracts - Variation margin receivable	$981	$—	$981	$—	$(10,735)	$—
Purchased options at market value	8,407	—	8,407	—	(4,738)	3,669
Repurchase Agreements	38,952	—	38,952	—	(39,738)	—
Total subject to a master netting or similar arrangement	$48,340	$—	$48,340	$—	$(55,211)	$3,669

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Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Written options at market value	$3,952	$—	$3,952	$—	$—	$3,952
Total subject to a master netting or similar arrangement	$3,952	$—	$3,952	$—	$—	$3,952

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to

33

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Period June 6, 2011 (Commencement of Operations) through December 31, 2011
Ordinary Income	$1,025	$486
Long-Term Capital Gains*	—	57

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Accumulated Capital and Other Losses	$(15,482)
Unrealized Appreciation*	2,619
Total Accumulated Deficit	$(12,863)

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$458
Accumulated Net Realized Gain (Loss)	(454)
Capital Stock and Paid-in-Capital	(4)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.
34

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Capital loss carryforwards with no expiration:

Amount
Short-Term Capital Loss Carryforward	$8,688
Long-Term Capital Loss Carryforward	6,794
Total	$15,482

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.60%
On next $500 million	0.55%
On next $4 billion	0.50%
On next $5 billion	0.48%
Over $10 billion	0.47%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

35

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of the Fund, except where allocation of certain expenses is more fairly made directly to the Fund. HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund’s average daily net assets. This contractual arrangement will remain in effect until April 30, 2014, and shall renew automatically for one-year terms unless HFMC provides written notice of termination prior to the start date of the next term or upon approval of the Board of Directors of the Company.

d)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of June 30, 2013, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class
Class IB	11%

9.	Investment Transactions:

For the six-month period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$159,204
Sales Proceeds Excluding U.S. Government Obligations	96,341
Cost of Purchases for U.S. Government Obligations	28,568
Sales Proceeds for U.S. Government Obligations	4,018

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10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

37

Hartford Portfolio Diversifier HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IB	$9.38	$0.01	$(0.75)	$(0.74)	$–	$–	$–	$–	$8.64

For the Year Ended December 31, 2012
IB	10.18	0.02	(0.79)	(0.77)	(0.03)	–	–	(0.03)	9.38

From June 6, 2011 (commencement of operations) through December 31, 2011 (E)
IB(F)	10.00	0.04	0.19	0.23	(0.03)	(0.02)	–	(0.05)	10.18

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable annuity product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Not annualized.
(D)	Annualized.
(E)	Per share amounts have been calculated using the average shares method.
(F)	Commenced operations on June 6, 2011.

38

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers		Ratio of Expenses to Average Net Assets After Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(7.87	)%(C)	$403,376	0.89	%(D)	0.85	%(D)	0.16	%(D)	44%

(7.58)		295,762	0.91		0.85		0.27		61

2.38	(C)	106,581	0.93	(D)	0.85	(D)	0.58	(D)	43

39

Hartford Portfolio Diversifier HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

40

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

41

Hartford Portfolio Diversifier HLS Fund
Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42

Hartford Portfolio Diversifier HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IB	$1,000.00	$921.30	$4.05	$1,000.00	$1,020.58	$4.26	0.85%	181	365

43

Hartford Portfolio Diversifier HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market and Selection Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform compared to the market or relevant benchmarks.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early). These risks also apply to the Fund’s investment in U.S. government securities, which may not be guaranteed by the U.S. government.

Fund Strategy Risk: The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and by Forethought who have elected a Rider. The Fund is designed to replicate the Index, which is designed to produce investment performance that may mitigate against significant declines in the values of the Allocated Funds held by Rider holders. Hartford Life and its affiliates and Forethought have financial obligations to holders of the Riders arising from guarantee obligations under the Riders. To the extent that the Fund’s strategy is successful, Hartford Life and its affiliates and Forethought will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors. Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract. Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments. In addition, there is no guarantee that the Fund’s strategy will have its intended effect, and it may not work as effectively as is intended. Depending on your particular allocation to the Allocated Funds under a Rider, the Fund’s strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds. In particular, the Fund’s investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500 Index.

Hartford Life’s and Forethought’s financial interest in reducing the volatility of overall contract value invested under the Riders, in light of their obligations under the Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life’s and Forethought’s interest may at times conflict with the Fund’s goal of preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating. HFMC and the Fund have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and (ii) monitoring for compliance with the specified processes.

44

Index and Information Risk: The data used by HFMC to calculate the Index may not always be current. To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines. In addition, when the values of investments are increasing, the Fund’s value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner. The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders. In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

45

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-PD13 8-13 113550-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD SMALL COMPANY HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Small Company HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Small Company HLS Fund inception 08/09/1996
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 06/30/13)

	6 Month†	1 Year	5 Years	10 Years
Small Company IA	19.03%	23.89%	7.16%	10.83%
Small Company IB	18.88%	23.58%	6.89%	10.56%
Russell 2000 Growth Index	17.44%	23.67%	8.89%	9.62%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.)

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.72% and 0.97%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

For additional information regarding the prior performance history of the Fund, please see the section entitled “Performance Notes” in the Fund’s prospectus.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Small Company HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Steven C. Angeli, CFA	Stephen C. Mortimer	Jamie A. Rome, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

Mario E. Abularach, CFA	Mammen Chally, CFA
Senior Vice President and Equity Research Analyst	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Small Company HLS Fund returned 19.03% for the six-month period ended June 30, 2013, outperforming its benchmark, the Russell 2000 Growth Index which returned 17.44% for the same period. The Fund also outperformed the 16.63% average return of the Variable Products-Underlying Funds Lipper Small-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

Small cap (+15.9%) stocks outperformed large cap stocks (+13.8%) during the period, as measured by the Russell 2000 and S&P 500 Indices, respectively. Value (+15.8%) stocks outperformed growth (+12.2%) stocks during the period, as measured by the Russell 3000 Value and Russell 3000 Growth Indices, respectively. All ten sectors in the Russell 2000 Growth Index had positive returns during the period. Consumer Discretionary (+21.9%), Consumer Staples (+21.7%), and Health Care (+21.7%) performed best, while Utilities (+1.1%) and Materials (+4.2%) lagged on a relative basis.

Stock selection was the main driver of relative outperformance versus the benchmark, primarily in the Consumer Discretionary, Industrials, and Materials sectors. This was partially offset by weak selection in the Information Technology and Consumer Staples sectors. Sector allocation, which is the result of bottom-up stock selection, detracted from relative returns, primarily due to an underweight (i.e. the Fund’s sector position was less than the benchmark position) to Health Care. A modest cash position in an upward trending equity market environment also detracted from relative returns in the period.

Top contributors to relative performance during the period included WageWorks (Industrials), KapStone Paper (Materials), and Pandora Media (Information Technology). Shares of WageWorks, an on-demand provider of tax-advantaged programs for consumer-directed health, commuter and other employee spending account benefits, outperformed after the company posted better-than-expected quarterly revenue and earnings and management raised its 2013 revenue and earnings guidance. Strong performance in the commuter benefits division led the growth in revenue. Packaging and containerboard manufacturer KapStone Paper saw its shares climb after the company announced it would purchase Longview Fiber Paper and Packaging. Shares of Pandora Media, a subscription music streaming site, rose following solid earnings results and guidance for the full year; monetization of the mobile platform is driving revenue growth. Spirit Airlines (Industrials) also contributed to absolute performance (i.e. total return) during the period.

Stocks that detracted the most from relative returns during the period included VeriFone Systems (Information Technology), BroadSoft (Information Technology), and Polypore International (Industrials). Shares of Verifone Systems, an electronic payment solution provider, fell on lowered earnings guidance citing weak macroeconomic conditions in Europe, lower revenue from Brazil-based business, and delays in customer projects. We eliminated the position. BroadSoft, a communications software and services company offering

3

Hartford Small Company HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

cloud-based, hosted, internet-protocol (IP) and fixed line services, saw its stock price decline following lowered earnings guidance due to a decline in professional services. We also eliminated this position. Shares of Polypore International, a supplier of lithium batteries to the Nissan Leaf and Chevrolet Volt, fell amid concerns about earnings visibility, particularly with regard to demand for lithium batteries (for which the company supplies separator material) for electric drive vehicles (EDVs). LivePerson (Information Technology) also detracted from absolute returns during the period.

What is the outlook?

We continue to challenge ourselves to discover emerging growth companies and to be opportunistic to uncover re-emerging growth companies. In our view, market volatility over the past year has validated our long-standing focus on fundamental research, which we continue to apply with rigor.

As a residual of our bottom-up, stock-by-stock investment decisions, the Fund ended the period most overweight in the Industrials and Information Technology sectors relative to the Russell 2000 Growth Index. The Fund ended the period most underweight Health Care, Financials, and Consumer Staples.

Diversification by Industry

as of June 30, 2013

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	1.6%
Banks (Financials)	0.9
Capital Goods (Industrials)	13.1
Commercial and Professional Services (Industrials)	3.8
Consumer Durables and Apparel (Consumer Discretionary)	4.6
Consumer Services (Consumer Discretionary)	4.6
Diversified Financials (Financials)	2.0
Energy (Energy)	4.8
Food and Staples Retailing (Consumer Staples)	1.0
Food, Beverage and Tobacco (Consumer Staples)	0.1
Health Care Equipment and Services (Health Care)	5.5
Household and Personal Products (Consumer Staples)	2.0
Insurance (Financials)	0.3
Materials (Materials)	5.4
Media (Consumer Discretionary)	2.4
Other Investment Pools and Funds (Financials)	0.8
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	8.7
Real Estate (Financials)	2.1
Retailing (Consumer Discretionary)	7.5
Semiconductors and Semiconductor Equipment (Information Technology)	2.3
Software and Services (Information Technology)	21.0
Technology Hardware and Equipment (Information Technology)	4.2
Telecommunication Services (Services)	0.1
Transportation (Industrials)	3.2
Utilities (Utilities)	0.3
Short-Term Investments	2.5
Other Assets and Liabilities	(4.8)
Total	100.0%

4

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 101.5%
	Automobiles and Components - 1.6%
21	Standard Motor Products, Inc.	$725
428	Tenneco Automotive, Inc. ●	19,362
6	Tesla Motors, Inc. ●	594
		20,681
	Banks - 0.9%
152	Boston Private Financial Holdings, Inc.	1,622
69	EverBank Financial Corp.	1,143
72	First Merchants Corp.	1,230
115	Flushing Financial Corp.	1,898
36	Home Loan Servicing Solutions Ltd.	856
51	Hudson Valley Holding Corp.	864
38	Ocwen Financial Corp. ●	1,570
87	Umpqua Holdings Corp.	1,299
32	Wintrust Financial Corp.	1,206
		11,688
	Capital Goods - 13.1%
57	A.O. Smith Corp.	2,080
32	AAON, Inc.	1,067
139	Acuity Brands, Inc.	10,509
11	AGCO Corp.	542
413	Altra Holdings, Inc.	11,318
253	Apogee Enterprises, Inc.	6,081
232	Applied Industrial Technologies, Inc.	11,192
236	Armstrong World Industries, Inc. ●	11,276
77	Astronics Corp. ●	3,165
14	Astronics Corp. Class B ●	582
46	AZZ, Inc.	1,775
38	Belden, Inc.	1,918
451	Briggs & Stratton Corp.	8,938
34	CAI International, Inc. ●	804
12	Carlisle Cos., Inc.	743
31	Chart Industries, Inc. ●	2,950
14	Crane Co.	819
368	DigitalGlobe, Inc. ●	11,399
84	DXP Enterprises, Inc. ●	5,572
20	EMCOR Group, Inc.	826
23	Esterline Technologies Corp. ●	1,636
55	Franklin Electric Co., Inc.	1,841
136	Generac Holdings, Inc.	5,050
96	GrafTech International Ltd. ●	696
44	H & E Equipment Services, Inc.	931
45	Heico Corp.	2,289
25	John Bean Technologies Corp.	523
35	Lennox International, Inc.	2,253
21	Lindsay Corp.	1,576
49	Luxfer Holdings plc	773
243	Moog, Inc. Class A ●	12,545
31	Nordson Corp.	2,182
263	Owens Corning, Inc. ●	10,284
208	Polypore International, Inc. ●	8,365
40	Sun Hydraulics Corp.	1,267
21	TAL International Group, Inc.	893
142	Teledyne Technologies, Inc. ●	10,951
21	Textainer Group Holdings Ltd.	803
41	Titan International, Inc.	693
67	Trimas Corp. ●	2,488
120	WESCO International, Inc. ●	8,147
		169,742
	Commercial and Professional Services - 3.8%
53	Deluxe Corp.	1,826
47	Exponent, Inc.	2,759
76	GP Strategies Corp. ●	1,820
409	On Assignment, Inc. ●	10,936
572	Performant Financial Corp. ●	6,633
55	RPX Corp. ●	922
446	TrueBlue, Inc. ●	9,394
446	Wageworks, Inc. ●	15,381
		49,671
	Consumer Durables and Apparel - 4.6%
47	Arctic Cat, Inc.	2,130
106	Fifth & Pacific Cos., Inc. ●	2,375
214	iRobot Corp. ●	8,517
249	Leapfrog Enterprises, Inc. ●	2,452
19	Oxford Industries, Inc.	1,157
650	Quiksilver, Inc. ●	4,183
3,148	Samsonite International S.A.	7,546
374	Skechers USA, Inc. Class A ●	8,977
237	Steven Madden Ltd. ●	11,456
437	Taylor Morrison Home Corp. ●	10,647
		59,440
	Consumer Services - 4.6%
695	Bloomin' Brands, Inc. ●	17,295
55	Brinker International, Inc.	2,169
141	Buffalo Wild Wings, Inc. ●	13,836
167	Cheesecake Factory, Inc.	7,014
64	Del Frisco's Restaurant Group, Inc. ●	1,376
145	Ignite Restaurant Group, Inc. ●	2,740
187	Life Time Fitness, Inc. ●	9,378
50	Marriott Vacations Worldwide Corp. ●	2,156
30	Noodles & Co. ●	1,114
48	Sotheby's Holdings	1,814
17	Steiner Leisure Ltd. ●	877
		59,769
	Diversified Financials - 2.0%
170	DFC Global Corp. ●	2,343
72	Fifth Street Finance Corp.	754
216	Financial Engines, Inc.	9,826
19	Portfolio Recovery Associates, Inc. ●	2,922
34	Virtus Investment Partners, Inc. ●	5,958
392	Wisdomtree Investment, Inc. ●	4,530
		26,333
	Energy - 4.8%
534	BPZ Resources, Inc. ●	955
56	C&J Energy Services, Inc. ■●	1,079
14	CVR Energy, Inc.	652
140	Diamondback Energy, Inc. ●	4,649
84	Energy XXI (Bermuda) Ltd.	1,869
76	EPL Oil & Gas, Inc. ●	2,227
34	Gulfport Energy Corp. ●	1,612
188	ION Geophysical Corp. ●	1,130
126	Karoon Gas Australia Ltd. ●	586
692	Painted Pony Petroleum Ltd. ●	5,560
51	PBF Energy, Inc.	1,310
489	Rex Energy Corp. ●	8,592
221	Rosetta Resources, Inc. ●	9,417
241	SemGroup Corp.	12,962
2,778	Sunshine Oilsands Ltd. ●	554

The accompanying notes are an integral part of these financial statements.

5

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 101.5% - (continued)
	Energy - 4.8% - (continued)
75	Synergy Resources Corp. ●	$551
659	Trican Well Service Ltd.	8,757
		62,462
	Food and Staples Retailing - 1.0%
185	Casey's General Stores, Inc.	11,122
60	Natural Grocers by Vitamin Cottage, Inc. ●	1,859
		12,981
	Food, Beverage and Tobacco - 0.1%
96	Darling International, Inc. ●	1,798

	Health Care Equipment and Services - 5.5%
222	Acadia Healthcare Co., Inc. ●	7,329
21	AmSurg Corp. ●	730
5	Atrion Corp.	1,164
53	Corvel Corp. ●	1,564
34	Cyberonics, Inc. ●	1,772
423	Dexcom, Inc. ●	9,507
26	Ensign Group, Inc.	926
149	Globus Medical, Inc. ●	2,515
26	Greatbatch, Inc. ●	849
77	HealthSouth Corp. ●	2,225
83	Heartware International, Inc. ●	7,887
48	ICU Medical, Inc. ●	3,453
214	Insulet Corp. ●	6,707
13	LHC Group, Inc. ●	249
9	MEDNAX, Inc. ●	778
215	Merge Healthcare, Inc. ●	775
27	Orthofix International N.V. ●	718
39	Owens & Minor, Inc.	1,303
23	Photomedex, Inc. ●	360
150	Team Health Holdings ●	6,164
66	U.S. Physical Therapy, Inc.	1,826
84	Vascular Solutions, Inc. ●	1,243
52	Volcano Corp. ●	939
186	Wellcare Health Plans, Inc. ●	10,346
		71,329
	Household and Personal Products - 2.0%
221	Elizabeth Arden, Inc. ●	9,940
135	Inter Parfums, Inc.	3,850
72	Prestige Brands Holdings, Inc. ●	2,085
168	Spectrum Brands Holdings, Inc.	9,528
		25,403
	Insurance - 0.3%
48	Amerisafe, Inc.	1,547
14	Argo Group International Holdings Ltd.	610
10	Partnership Assurance Group ●	74
43	Protective Life Corp.	1,633
		3,864
	Materials - 5.4%
23	ADA-ES, Inc. ●	965
20	Aurcana Corp. ●	26
127	Axiall Corp.	5,425
215	Graphic Packaging Holding Co. ●	1,663
1,186	Headwaters, Inc. ●	10,486
20	Innospec, Inc.	783
481	KapStone Paper & Packaging Corp.	19,324
624	Louisiana-Pacific Corp. ●	9,231
24	LSB Industries, Inc. ●	715
119	Methanex Corp. ADR	5,095
101	New Gold, Inc. ●	645
71	Olin Corp.	1,687
118	Omnova Solutions, Inc. ●	948
151	Packaging Corp. of America	7,413
99	PolyOne Corp.	2,442
744	Romarco Minerals, Inc. ●	332
44	Silgan Holdings, Inc.	2,065
8	Universal Stainless & Alloy Products, Inc. ●	248
		69,493
	Media - 2.4%
325	Imax Corp. ●	8,082
623	Pandora Media, Inc. ●	11,467
185	Shutterstock, Inc. ●	10,298
64	Tremor Video, Inc. ●	573
		30,420
	Pharmaceuticals, Biotechnology and Life Sciences - 8.7%
51	Acorda Therapeutics, Inc. ●	1,685
131	Algeta ASA ●	4,988
106	Alkermes plc ●	3,039
626	Arena Pharmaceuticals, Inc. ●	4,817
110	Bruker Corp. ●	1,770
179	Cadence Pharmaceuticals, Inc. ●	1,221
145	Covance, Inc. ●	11,016
196	Cubist Pharmaceuticals, Inc. ●	9,459
1,061	Exelixis, Inc. ●	4,819
21	Hyperion Therapeutics, Inc. ●	453
436	Immunogen, Inc. ●	7,232
257	Incyte Corp. ●	5,656
532	Ironwood Pharmaceuticals, Inc. ●	5,294
325	Medicines Co. ●	10,007
675	NPS Pharmaceuticals, Inc. ●	10,188
110	Optimer Pharmaceuticals, Inc. ●	1,588
54	PAREXEL International Corp. ●	2,480
31	Puma Biotechnology, Inc. ●	1,365
328	Rigel Pharmaceuticals, Inc. ●	1,094
194	Salix Pharmaceuticals Ltd. ●	12,857
222	Seattle Genetics, Inc. ●	6,981
89	Tesaro, Inc. ●	2,911
113	Trius Therapeutics, Inc. ●	917
		111,837
	Real Estate - 2.1%
126	Altisource Residential Corp. ●	2,105
65	Armada Hoffler Properties, Inc.	760
56	Colonial Properties Trust REIT	1,341
51	Coresite Realty Corp. REIT	1,619
132	Glimcher Realty Trust REIT	1,441
20	Hatteras Financial Corp. REIT	495
56	Medical Properties Trust, Inc. REIT	798
296	Pebblebrook Hotel Trust REIT	7,657
159	Potlatch Corp. REIT	6,422
62	Ramco-Gershenson Properties Trust REIT	960
85	Summit Hotel Properties, Inc. REIT	799
146	Sunstone Hotel Investors, Inc. REIT ●	1,768
45	Whitestone REIT	714
		26,879
	Retailing - 7.5%
5,016	Allstar Co. ⌂●†	10,404

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 101.5% - (continued)
	Retailing - 7.5% - (continued)
100	Ascena Retail Group, Inc. ●	$1,738
37	Cato Corp.	916
43	Core-Mark Holding Co., Inc.	2,712
255	CST Brands, Inc. ●	7,858
584	Debenhams plc	847
168	DSW, Inc.	12,309
126	Five Below, Inc. ●	4,642
24	Foot Locker, Inc.	843
364	Francescas Holding Corp. ●	10,121
30	Group 1 Automotive, Inc.	1,925
147	Hibbett Sports, Inc. ●	8,150
155	HomeAway, Inc. ●	4,999
250	HSN, Inc.	13,413
75	Mattress Firm Holding Corp. ●	3,034
526	Pier 1 Imports, Inc.	12,366
47	The Finish Line, Inc.	1,030
		97,307
	Semiconductors and Semiconductor Equipment - 2.3%
1,804	Lattice Semiconductor Corp. ●	9,149
210	Mindspeed Technologies, Inc. ●	680
88	Nanometrics, Inc. ●	1,289
809	SunEdison, Inc. ●	6,610
316	Ultratech Stepper, Inc. ●	11,601
		29,329
	Software and Services - 21.0%
267	Angie's List, Inc. ●	7,078
73	Aspen Technology, Inc. ●	2,112
25	Blackhawk Network Holdings, Inc. ●	585
988	Cadence Design Systems, Inc. ●	14,311
54	Cass Information Systems, Inc.	2,488
9	Commvault Systems, Inc. ●	652
165	Concur Technologies, Inc. ●	13,441
174	Cornerstone OnDemand, Inc. ●	7,545
66	CoStar Group, Inc. ●	8,472
323	DealerTrack Technologies, Inc. ●	11,438
87	Demandware, Inc. ●	3,711
143	Fair Isaac, Inc.	6,553
503	Fleetmatics Group Ltd. ●	16,701
376	Heartland Payment Systems, Inc.	13,997
165	Higher One Holdings, Inc. ●	1,919
259	IAC/InterActiveCorp.	12,306
327	Imperva, Inc. ●	14,736
92	j2 Global, Inc.	3,917
92	Keynote Systems, Inc.	1,816
592	LivePerson, Inc. ●	5,302
16	Manhattan Associates, Inc. ●	1,266
187	Mitek Systems, Inc. ●	1,082
103	Model N, Inc. ●	2,417
95	Netscout Systems, Inc. ●	2,220
46	Nuance Communications, Inc. ●	853
34	Opentable, Inc. ●	2,187
411	PTC, Inc. ●	10,085
66	QLIK Technologies, Inc. ●	1,872
139	Sapient Corp. ●	1,815
233	ServiceNow, Inc. ●	9,406
26	Solera Holdings, Inc.	1,434
25	Sourcefire, Inc. ●	1,396
113	Splunk, Inc. ●	5,227
157	Stamps.com, Inc. ●	6,196
364	Trulia, Inc. ●	11,326
108	Tyler Corp. ●	7,424
331	Verint Systems, Inc. ●	11,752
246	Virtusa Corp. ●	5,447
694	Web.com Group, Inc. ●	17,760
145	WEX, Inc. ●	11,155
546	WNS Holdings Ltd. ADR ●	9,107
		270,507
	Technology Hardware and Equipment - 4.2%
54	Arris Group, Inc. ●	774
203	Aruba Networks, Inc. ●	3,111
57	CDW Corp. of Delaware ●	1,054
18	Coherent, Inc.	1,015
128	Emulex Corp. ●	831
216	Extreme Networks, Inc. ●	746
96	IPG Photonics Corp.	5,836
534	Ixia ●	9,833
913	JDS Uniphase Corp. ●	13,131
255	Mitel Networks Corp. ●	979
30	Netgear, Inc. ●	910
91	Oplink Communications, Inc. ●	1,576
182	ParkerVision, Inc. ●	827
49	Plantronics, Inc.	2,172
173	Rogers Corp. ●	8,167
81	TTM Technologies, Inc. ●	679
124	Ubiquiti Networks, Inc.	2,172
		53,813
	Telecommunication Services - 0.1%
78	Allot Communications Ltd. ●	1,069

	Transportation - 3.2%
419	Avis Budget Group, Inc. ●	12,046
67	Celadon Group, Inc.	1,230
134	Landstar System, Inc.	6,901
75	Marten Transport Ltd.	1,177
248	Old Dominion Freight Line, Inc. ●	10,342
306	Spirit Airlines, Inc. ●	9,721
		41,417
	Utilities - 0.3%
13	ALLETE, Inc.	623
49	UNS Energy Corp.	2,203
18	Westar Energy, Inc.	579
		3,405
	Total common stocks
	(cost $1,088,432)	$1,310,637

EXCHANGE TRADED FUNDS - 0.8%
	Other Investment Pools and Funds - 0.8%
89	iShares Russell 2000 Growth Index Fund	$9,976

	Total exchange traded funds
	(cost $9,448)	$9,976

	Total long-term investments
	(cost $1,097,880)	$1,320,613

The accompanying notes are an integral part of these financial statements.

7

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $119, collateralized by GNMA 3.00%, 2042, value of $121)
$119	0.13%, 6/28/2013		$119
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $2,525, collateralized by
FHLMC 4.00% - 5.00%, 2023 - 2025,
FNMA 2.00% - 5.00%, 2022 - 2042,
GNMA 2.00% - 5.00%, 2041 - 2043, value
	of $2,569)
2,525	0.15%, 6/28/2013		2,525
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $4,906, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $4,992)
4,906	0.12%, 6/28/2013		4,906
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $3,399, collateralized by U.S. Treasury Note 3.13%, 2021, value of $3,455)
3,399	0.10%, 6/28/2013		3,399
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $10,018,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $10,169)
10,018	0.10%, 6/28/2013		10,018
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $119, collateralized by FNMA 4.50%, 2035, value of $121)
119	0.25%, 6/28/2013		119
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $4,017, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $4,098)
4,017	0.10%, 6/28/2013		4,017
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $7,085, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $7,205)
7,085	0.12%, 6/28/2013		7,085
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $102, collateralized by U.S. Treasury Note 0.63%, 2014, value of $104)
102	0.09%, 6/28/2013		102
			32,290
	Total short-term investments
	(cost $32,290)		$32,290

	Total investments
	(cost $1,130,170) ▲	104.8%	$1,352,903
	Other assets and liabilities	(4.8)%	(62,358)
	Total net assets	100.0%	$1,290,545

The accompanying notes are an integral part of these financial statements.

8

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $1,137,816 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$252,201
Unrealized Depreciation	(37,114)
Net Unrealized Appreciation	$215,087

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2013, the aggregate value of these securities was $10,404, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $1,079, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$2,964

At June 30, 2013, the aggregate value of these securities was $10,404, which represents 0.8% of total net assets.

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	07/03/2013	BCLY	$268	$267	$1
CAD	Sell	07/02/2013	CSFB	347	347	–
GBP	Sell	07/01/2013	NAB	214	212	2
						$3

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CSFB	Credit Suisse First Boston Corp.
NAB	National Australia Bank

Currency Abbreviations:
CAD	Canadian Dollar
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Small Company HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,310,637	$1,285,712	$14,521	$10,404
Exchange Traded Funds	9,976	9,976	–	–
Short-Term Investments	32,290	–	32,290	–
Total	$1,352,903	$1,295,688	$46,811	$10,404
Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–

♦	For the six-month period ended June 30, 2013, investments valued at $1,076 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013
Assets:
Common Stocks	$7,074	$—	$3,330	*	$—	$—	$—	$—	$—	$10,404
Total	$7,074	$—	$3,330		$—	$—	$—	$—	$—	$10,404

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $3,330.

The accompanying notes are an integral part of these financial statements.

10

Hartford Small Company HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,130,170)	$1,352,903
Cash	27
Unrealized appreciation on foreign currency contracts	3
Receivables:
Investment securities sold	17,332
Fund shares sold	764
Dividends and interest	483
Other assets	—
Total assets	1,371,512
Liabilities:
Payables:
Investment securities purchased	18,206
Fund shares redeemed	62,530
Investment management fees	151
Distribution fees	5
Accrued expenses	75
Total liabilities	80,967
Net assets	$1,290,545
Summary of Net Assets:
Capital stock and paid-in-capital	$859,377
Undistributed net investment income	212
Accumulated net realized gain	208,224
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	222,732
Net assets	$1,290,545
Shares authorized	1,500,000
Par value	$0.001
Class IA: Net asset value per share	$23.49
Shares outstanding	49,619
Net assets	$1,165,698
Class IB: Net asset value per share	$22.71
Shares outstanding	5,498
Net assets	$124,847

The accompanying notes are an integral part of these financial statements.

11

Hartford Small Company HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$3,685
Interest	13
Less: Foreign tax withheld	(51)
Total investment income, net	3,647

Expenses:
Investment management fees	4,537
Transfer agent fees	3
Distribution fees - Class IB	157
Custodian fees	11
Accounting services fees	80
Board of Directors' fees	17
Audit fees	10
Other expenses	92
Total expenses (before fees paid indirectly)	4,907
Commission recapture	(60)
Total fees paid indirectly	(60)
Total expenses, net	4,847
Net Investment Loss	(1,200)

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	116,761
Net realized gain on foreign currency contracts	47
Net realized loss on other foreign currency transactions	(50)
Net Realized Gain on Investments and Foreign Currency Transactions	116,758

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	113,328
Net unrealized appreciation of foreign currency contracts	—
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(2)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	113,326
Net Gain on Investments and Foreign Currency Transactions	230,084
Net Increase in Net Assets Resulting from Operations	$228,884

The accompanying notes are an integral part of these financial statements.

12

Hartford Small Company HLS Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income (loss)	$(1,200)	$1,596
Net realized gain on investments and foreign currency transactions	116,758	105,170
Net unrealized appreciation of investments and foreign currency transactions	113,326	81,683
Net Increase in Net Assets Resulting from Operations	228,884	188,449
Distributions to Shareholders:
From net realized gain on investments
Class IA	—	(70)
Class IB	—	(10)
Total distributions	—	(80)
Capital Share Transactions:
Class IA
Sold	54,918	86,327
Issued on reinvestment of distributions	—	70
Redeemed	(222,952)	(217,332)
Total capital share transactions	(168,034)	(130,935)
Class IB
Sold	15,199	17,856
Issued on reinvestment of distributions	—	10
Redeemed	(28,987)	(78,670)
Total capital share transactions	(13,788)	(60,804)
Net decrease from capital share transactions	(181,822)	(191,739)
Net Increase (Decrease) in Net Assets	47,062	(3,370)
Net Assets:
Beginning of period	1,243,483	1,246,853
End of period	$1,290,545	$1,243,483
Undistributed (distribution in excess of) net investment income	$212	$1,412
Shares:
Class IA
Sold	2,494	4,505
Issued on reinvestment of distributions	—	4
Redeemed	(9,928)	(11,366)
Total share activity	(7,434)	(6,857)
Class IB
Sold	703	962
Issued on reinvestment of distributions	—	1
Redeemed	(1,350)	(4,236)
Total share activity	(647)	(3,273)

The accompanying notes are an integral part of these financial statements.

13

Hartford Small Company HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Small Company HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s portfolio managers are Steven C. Angeli (74.47%), Mammen Chally (20.77%) and Jamie A. Rome (4.76%). The portfolio management team also includes Stephen C. Mortimer and Mario E. Abularach. The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to

14

reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

15

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

16

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

17

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2013, the Fund had no outstanding when-issued or delayed-delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the Schedule of Investments as of June 30, 2013.

18

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$3	$—	$—	$—	$—	$3
Total	$—	$3	$—	$—	$—	$—	$3

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$47	$—	$—	$—	$—	$47
Total	$—	$47	$—	$—	$—	$—	$47

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$32,290	$—	$32,290	$—	$(32,834)	$—
Unrealized appreciation on foreign currency contracts	3	—	3	—	—	3
Total subject to a master netting or similar arrangement	$32,293	$—	$32,293	$—	$(32,834)	$3

19

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

20

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Long-Term Capital Gains*	$80	$—

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC Sec. 852(b)(3)(C).

Amount
Undistributed Ordinary Income	$2,065
Undistributed Long-Term Capital Gain	98,459
Unrealized Appreciation*	101,760
Total Accumulated Earnings	$202,284

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(117)
Accumulated Net Realized Gain (Loss)	746
Capital Stock and Paid-in-Capital	(629)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2012.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

21

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $500 million	0.6000%
On next $3.5 billion	0.5500%
On next $5 billion	0.5300%
Over $10 billion	0.5200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

22

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.71%
Class IB	0.96

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payments from Affiliates – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes payments from affiliates. Had the payments from the affiliates been excluded, the impact and total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.08%	0.09%
Total Return Excluding Payment from Affiliate	29.18%	28.90%

23

Hartford Small Company HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$602,783
Sales Proceeds Excluding U.S. Government Obligations	749,995

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

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25

Hartford Small Company HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$19.74	$(0.01)		$3.76	$3.75	$–	$–	$–	$–	$23.49
IB	19.06	(0.05)		3.70	3.65	–	–	–	–	22.71

For the Year Ended December 31, 2012
IA	17.07	0.03		2.64	2.67	–	–	–	–	19.74
IB	16.56	(0.03)		2.53	2.50	–	–	–	–	19.06

For the Year Ended December 31, 2011
IA	17.66	(0.02)		(0.57)	(0.59)	–	–	–	–	17.07
IB	17.18	(0.09)		(0.53)	(0.62)	–	–	–	–	16.56

For the Year Ended December 31, 2010
IA	14.23	(0.01)		3.44	3.43	–	–	–	–	17.66
IB	13.88	(0.06)		3.36	3.30	–	–	–	–	17.18

For the Year Ended December 31, 2009
IA	11.01	–	(G)	3.22	3.22	–	–	–	–	14.23
IB	10.76	(0.03	)(G)	3.15	3.12	–	–	–	–	13.88

For the Year Ended December 31, 2008
IA	18.62	0.02		(7.56)	(7.54)	(0.02)	(0.05)	–	(0.07)	11.01
IB	18.20	(0.01)		(7.38)	(7.39)	–	(0.05)	–	(0.05)	10.76

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	The impact of Payment from Affiliate per share was $0.01.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

26

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

19.03	%(E)	$1,165,698	0.72	%(F)	0.72	%(F)	(0.16	)%(F)	46%
18.88	(E)	124,847	0.97	(F)	0.97	(F)	(0.41	) (F)	–

15.64		1,126,350	0.72		0.72		0.16		110
15.10		117,133	0.97		0.97		(0.13)		–

(3.36)		1,090,883	0.71		0.71		(0.13)		99
(3.62)		155,970	0.96		0.96		(0.38)		–

24.13		1,180,045	0.73		0.73		(0.08)		171
23.83		212,281	0.98		0.98		(0.33)		–

29.29	(H)	1,026,150	0.75		0.75		(0.07)		184
29.01	(H)	208,358	1.00		1.00		(0.32)		–

(40.60)		793,078	0.71		0.71		0.16		194
(40.73)		179,411	0.96		0.96		(0.09)		–

27

Hartford Small Company HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

28

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

29

Hartford Small Company HLS Fund
Directors and Officers (Unaudited) – (continued)

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2)	Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30

Hartford Small Company HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,190.30	$3.91	$1,000.00	$1,021.22	$3.61	0.72%	181	365
Class IB	$1,000.00	$1,188.80	$5.26	$1,000.00	$1,019.98	$4.86	0.97%	181	365

31

Hartford Small Company HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Small-cap Stock Risk: Small-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

32

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-SC13 8-13 113551-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD STOCK HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Stock HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Stock HLS Fund inception 08/31/1977
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Stock IA	15.74%	20.12%	7.14%	6.80%
Stock IB	15.60%	19.82%	6.87%	6.53%
Russell 1000 Index	13.91%	21.24%	7.12%	7.67%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.51% and 0.76%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Stock HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Donald J. Kilbride
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Stock HLS Fund returned 15.74% for the six-month period ended June 30, 2013, outperforming the Russell 1000 Index, which returned 13.91% for the same period. For the same period, the Fund also outperformed the 13.60% average return of the Variable Products-Underlying Funds Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

Overall equity market performance was positive for the period across all market capitalizations: large cap (+14%), mid caps (+15%) and small cap equities (+16%) all rose meaningfully, as represented by the Russell 1000, S&P Midcap 400, and Russell 2000 Indices, respectively. During the six-month period all ten sectors rose within the Russell 1000 Index, led by Health Care (+20%), Consumer Discretionary (+20%), and Financials (+18%). Materials (+3%) and Information Technology (+6%) lagged on a relative basis.

The Fund’s outperformance versus the benchmark was driven by strong security selection in Information Technology, Materials and Consumer Discretionary. This was modestly offset by weaker security selection in Energy and Health Care. Sector allocation overall was also a contributor to relative performance due to an underweight (i.e. the Fund’s sector position was less than the benchmark position) to Information Technology and an overweight to Health Care. Note that sector positioning is typically an indirect result of our deliberate bottom-up security selection.

Top contributors to benchmark relative performance during the period were Apple (Information Technology), Microsoft (Information Technology), and Roche (Health Care). Apple, a provider of smartphones, tablets, and other personal technology items, saw its shares fall during the period after the firm slightly missed earnings expectations due to weaker-than-expected iPad sales. In addition, the company gave disappointing revenue and earnings guidance. Not holding benchmark constituent Apple during this period aided relative performance. Shares of Microsoft, a U.S.-based software company, rose during the period after the company posted better-than-expected quarterly earnings. The enterprise business continued to deliver strong results, more than offsetting the sluggish consumer business. Shares of Roche, a Swiss-based global health care company, outperformed during the period. Investors became more positive about the company's near-term product roll out and future drug pipeline as eleven of fourteen Phase III trials delivered positive results in 2012. Microsoft (Information Technology), Johnson & Johnson (Health Care), and Roche (Health Care) were the top contributors to performance on an absolute basis (i.e. total return).

Stocks that detracted the most from benchmark relative returns during the period were CH Robinson Worldwide (Industrials), Oracle (Information Technology), and Enbridge (Energy). Shares of CH Robinson Worldwide, a freight transportation services and logistics solutions provider, fell during the quarter after the company announced disappointing earnings, which were challenged by a slow volume recovery. Shares of Oracle, a provider of enterprise software (Database and Middleware), fell during the period after the company reported quarterly results that missed consensus expectations. Shares of Enbridge, a transporter and distributor of energy across North America, fell during the period as some investors were disappointed by management's cautious tone for the remainder of the year. Additionally, a large secondary offering added temporary pressure on the shares. CH Robinson Worldwide

3

Hartford Stock HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

(Industrials), Oracle (Information Technology), and Merck (Health Care) were the top detractors from performance on an absolute basis.

What is the outlook?

As a reminder, we try to measure the prospects for the portfolio’s current and potential holdings over a five-year horizon. We continue to have high conviction in the virtue of our dividend-oriented approach in which we seek to find companies that we believe have above-average growth in dividends.

We continue to believe that global investors are presenting too optimistic a view of the underlying health of the world’s economy. While the effect of massive central bank liquidity seems to have nudged employment in the right direction, we remain concerned with the private sector’s ability to take the momentum to the next level. Indeed, we believe that the rather dramatic equity market sell-off that followed the mere suggestion of a slowdown in Fed purchase activity seems to suggest as much. We believe that earnings results from the recently completed second quarter are likely to confirm this continued softness as well. As always, we will aggressively use any price weakness that might occur to seek to raise the quality of the portfolio.

At the end of the period, our bottom-up investment approach resulted in overweight exposures in Health Care, Consumer Discretionary, and Industrials as we continued to find attractive investment opportunities in these sectors. The Fund’s largest underweights relative to the Russell 1000 Index were in Financials, Information Technology, and Telecommunication Services.

Diversification by Industry

as of June 30, 2013

Industry (Sector)	Percentage of Net Assets
Banks (Financials)	3.6%
Capital Goods (Industrials)	10.0
Consumer Durables and Apparel (Consumer Discretionary)	3.6
Consumer Services (Consumer Discretionary)	3.2
Diversified Financials (Financials)	1.6
Energy (Energy)	8.9
Food and Staples Retailing (Consumer Staples)	4.0
Food, Beverage and Tobacco (Consumer Staples)	3.3
Health Care Equipment and Services (Health Care)	6.8
Household and Personal Products (Consumer Staples)	3.7
Insurance (Financials)	3.7
Materials (Materials)	4.2
Media (Consumer Discretionary)	3.6
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	13.5
Real Estate (Financials)	1.1
Retailing (Consumer Discretionary)	5.8
Software and Services (Information Technology)	11.1
Transportation (Industrials)	3.9
Utilities (Utilities)	1.3
Short-Term Investments	2.8
Other Assets and Liabilities	0.3
Total	100.0%

4

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Banks - 3.6%
448	PNC Financial Services Group, Inc.	$32,690
783	Wells Fargo & Co.	32,313
		65,003
	Capital Goods - 10.0%
333	Emerson Electric Co.	18,159
418	General Dynamics Corp.	32,724
368	Honeywell International, Inc.	29,233
390	Lockheed Martin Corp.	42,275
266	Northrop Grumman Corp.	22,011
396	United Technologies Corp.	36,799
		181,201
	Consumer Durables and Apparel - 3.6%
687	Mattel, Inc.	31,141
520	NIKE, Inc. Class B	33,132
		64,273
	Consumer Services - 3.2%
587	McDonald's Corp.	58,120

	Diversified Financials - 1.6%
114	BlackRock, Inc.	29,360

	Energy - 8.9%
1,730	BG Group plc	29,398
220	Chevron Corp.	26,082
722	Enbridge, Inc.	30,359
450	Exxon Mobil Corp.	40,630
385	Occidental Petroleum Corp.	34,379
		160,848
	Food and Staples Retailing - 4.0%
566	CVS Caremark Corp.	32,370
534	Wal-Mart Stores, Inc.	39,787
		72,157
	Food, Beverage and Tobacco - 3.3%
590	Coca-Cola Co.	23,647
443	PepsiCo, Inc.	36,225
		59,872
	Health Care Equipment and Services - 6.8%
905	Cardinal Health, Inc.	42,708
839	Medtronic, Inc.	43,198
566	UnitedHealth Group, Inc.	37,060
		122,966
	Household and Personal Products - 3.7%
481	Colgate-Palmolive Co.	27,564
515	Procter & Gamble Co.	39,638
		67,202
	Insurance - 3.7%
353	ACE Ltd.	31,585
205	Chubb Corp.	17,346
452	Marsh & McLennan Cos., Inc.	18,028
		66,959
	Materials - 4.2%
360	Ecolab, Inc.	30,697
385	Praxair, Inc.	44,295
		74,992
	Media - 3.6%
639	Omnicom Group, Inc.	40,182
400	Walt Disney Co.	25,268
		65,450
	Pharmaceuticals, Biotechnology and Life Sciences - 13.5%
318	Amgen, Inc.	31,405
628	Johnson & Johnson	53,910
925	Merck & Co., Inc.	42,945
1,213	Pfizer, Inc.	33,982
189	Roche Holding AG	46,933
907	Teva Pharmaceutical Industries Ltd. ADR	35,555
		244,730
	Real Estate - 1.1%
128	Public Storage REIT	19,665

	Retailing - 5.8%
9,440	Allstar Co. ⌂●†	19,578
10,986	Buck Holdings L.P. ⌂●†	3,335
900	Lowe's Cos., Inc.	36,813
650	Target Corp.	44,780
		104,506
	Software and Services - 11.1%
338	Accenture plc	24,319
642	Automatic Data Processing, Inc.	44,190
200	IBM Corp.	38,297
1,743	Microsoft Corp.	60,187
1,112	Oracle Corp.	34,162
		201,155
	Transportation - 3.9%
313	C.H. Robinson Worldwide, Inc.	17,642
614	United Parcel Service, Inc. Class B	53,139
		70,781
	Utilities - 1.3%
397	Dominion Resources, Inc.	22,545

	Total common stocks
	(cost $1,479,047)	$1,751,785

	Total long-term investments
	(cost $1,479,047)	$1,751,785

SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $189, collateralized by GNMA 3.00%, 2042, value of $192)
$189	0.13%, 6/28/2013	$189
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $4,018, collateralized by
FHLMC 4.00% - 5.00%, 2023 - 2025,
FNMA 2.00% - 5.00%, 2022 - 2042,
GNMA 2.00% - 5.00%, 2041 - 2043, value
	of $4,088)
4,018	0.15%, 6/28/2013	4,018

The accompanying notes are an integral part of these financial statements.

5

Hartford Stock HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.8% - (continued)
Repurchase Agreements - 2.8% - (continued)
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $7,806, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $7,944)
$7,806	0.12%, 6/28/2013		$7,806
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $5,409, collateralized by U.S. Treasury Note 3.13%, 2021, value of $5,499)
5,409	0.10%, 6/28/2013		5,409
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $15,941,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $16,181)
15,941	0.10%, 6/28/2013		15,941
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $189, collateralized by FNMA 4.50%, 2035, value of $192)
189	0.25%, 6/28/2013		189
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $6,393, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $6,521)
6,393	0.10%, 6/28/2013		6,393
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $11,274, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $11,466)
11,274	0.12%, 6/28/2013		11,274
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $163, collateralized by U.S. Treasury Note 0.63%, 2014, value of $166)
163	0.09%, 6/28/2013		163
			51,382
	Total short-term investments
	(cost $51,382)		$51,382

	Total investments
	(cost $1,530,429)▲	99.7%	$1,803,167
	Other assets and liabilities	0.3%	5,414
	Total net assets	100.0%	$1,808,581

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $1,536,415 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$289,185
Unrealized Depreciation	(22,433)
Net Unrealized Appreciation	$266,752

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2013, the aggregate value of these securities was $22,913, which represents 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$5,578
06/2007	10,986	Buck Holdings L.P.	$742

At June 30, 2013, the aggregate value of these securities was $22,913, which represents 1.3% of total net assets.

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Sell	07/03/2013	UBS	$571	$571	$–
GBP	Sell	07/03/2013	BCLY	364	364	–
						$–

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford Stock HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,751,785	$1,652,541	$76,331	$22,913
Short-Term Investments	51,382	–	51,382	–
Total	$1,803,167	$1,652,541	$127,713	$22,913
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013
Assets:
Common Stocks	$21,169	$4,993	$2,956	*	$—	$—	$(6,205)	$—	$—	$22,913
Total	$21,169	$4,993	$2,956		$—	$—	$(6,205)	$—	$—	$22,913

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $2,956.

The accompanying notes are an integral part of these financial statements.

8

Hartford Stock HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,530,429)	$1,803,167
Cash	56
Receivables:
Investment securities sold	38,887
Fund shares sold	420
Dividends and interest	2,329
Total assets	1,844,859
Liabilities:
Unrealized depreciation on foreign currency contracts	—
Payables:
Investment securities purchased	34,970
Fund shares redeemed	1,059
Investment management fees	141
Distribution fees	8
Accrued expenses	100
Total liabilities	36,278
Net assets	$1,808,581
Summary of Net Assets:
Capital stock and paid-in-capital	$2,158,224
Undistributed net investment income	17,618
Accumulated net realized loss	(640,007)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	272,746
Net assets	$1,808,581
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$51.77
Shares outstanding	31,023
Net assets	$1,606,100
Class IB: Net asset value per share	$51.68
Shares outstanding	3,918
Net assets	$202,481

The accompanying notes are an integral part of these financial statements.

9

Hartford Stock HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$22,585
Interest	17
Less: Foreign tax withheld	(369)
Total investment income, net	22,233

Expenses:
Investment management fees	4,289
Distribution fees - Class IB	258
Custodian fees	6
Accounting services fees	91
Board of Directors' fees	24
Audit fees	10
Other expenses	142
Total expenses (before fees paid indirectly)	4,820
Commission recapture	(1)
Custodian fee offset	—
Total fees paid indirectly	(1)
Total expenses, net	4,819
Net Investment Income	17,414

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	84,699
Net realized gain on foreign currency contracts	35
Net realized loss on other foreign currency transactions	(59)
Net Realized Gain on Investments and Foreign Currency Transactions	84,675

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	161,351
Net unrealized depreciation of foreign currency contracts	—
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	6
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	161,357
Net Gain on Investments and Foreign Currency Transactions	246,032
Net Increase in Net Assets Resulting from Operations	$263,446

The accompanying notes are an integral part of these financial statements.

10

Hartford Stock HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$17,414	$33,887
Net realized gain on investments and foreign currency transactions	84,675	236,957
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	161,357	(18,825)
Net Increase in Net Assets Resulting from Operations	263,446	252,019
Distributions to Shareholders:
From net investment income
Class IA	—	(32,577)
Class IB	—	(3,720)
Total distributions	—	(36,297)
Capital Share Transactions:
Class IA
Sold	17,395	24,409
Issued on reinvestment of distributions	—	32,577
Redeemed	(176,809)	(328,593)
Total capital share transactions	(159,414)	(271,607)
Class IB
Sold	6,665	8,307
Issued on reinvestment of distributions	—	3,720
Redeemed	(34,385)	(70,038)
Total capital share transactions	(27,720)	(58,011)
Net decrease from capital share transactions	(187,134)	(329,618)
Net Increase (Decrease) in Net Assets	76,312	(113,896)
Net Assets:
Beginning of period	1,732,269	1,846,165
End of period	$1,808,581	$1,732,269
Undistributed (distribution in excess of) net investment income	$17,618	$204
Shares:
Class IA
Sold	347	554
Issued on reinvestment of distributions	—	728
Redeemed	(3,577)	(7,451)
Total share activity	(3,230)	(6,169)
Class IB
Sold	134	190
Issued on reinvestment of distributions	—	83
Redeemed	(693)	(1,592)
Total share activity	(559)	(1,319)

The accompanying notes are an integral part of these financial statements.

11

Hartford Stock HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Stock HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative

13

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

14

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid

15

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivative activity was minimal during the six-month period ended June 30, 2013.

16

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$35	$—	$—	$—	$—	$35
Total	$—	$35	$—	$—	$—	$—	$35

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$51,382	$—	$51,382	$—	$(52,249)	$—
Total subject to a master netting or similar arrangement	$51,382	$—	$51,382	$—	$(52,249)	$—

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—
Total subject to a master netting or similar arrangement	$—	$—	$—	$—	$—	$—

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

17

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$36,297	$25,942

18

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$204
Accumulated Capital and Other Losses*	(718,694)
Unrealized Appreciation†	105,401
Total Accumulated Deficit	$(613,089)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$78
Accumulated Net Realized Gain (Loss)	(78)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$718,694
Total	$718,694

During the year ended December 31, 2012, the Fund utilized $225,623 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized

19

Hartford Stock HLS Fund

Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $4 billion	0.4500%
On next $5 billion	0.4475%
Over $10 billion	0.4450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

20

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.50%
Class IB	0.75

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	41.53%	41.18%

21

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$261,597
Sales Proceeds Excluding U.S. Government Obligations	465,096

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

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23

Hartford Stock HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$44.73	$0.51	$6.53	$7.04	$–	$–	$–	$–	$51.77
IB	44.71	0.45	6.52	6.97	–	–	–	–	51.68

For the Year Ended December 31, 2012
IA	39.95	0.91	4.83	5.74	(0.96)	–	–	(0.96)	44.73
IB	39.92	0.82	4.81	5.63	(0.84)	–	–	(0.84)	44.71

For the Year Ended December 31, 2011
IA	40.98	0.62	(1.07)	(0.45)	(0.58)	–	–	(0.58)	39.95
IB	40.94	0.51	(1.06)	(0.55)	(0.47)	–	–	(0.47)	39.92

For the Year Ended December 31, 2010
IA	36.10	0.44	4.89	5.33	(0.45)	–	–	(0.45)	40.98
IB	36.06	0.35	4.88	5.23	(0.35)	–	–	(0.35)	40.94

For the Year Ended December 31, 2009
IA	25.86	0.48	10.25	10.73	(0.49)	–	–	(0.49)	36.10
IB	25.84	0.39	10.24	10.63	(0.41)	–	–	(0.41)	36.06

For the Year Ended December 31, 2008
IA	47.11	0.59	(20.79)	(20.20)	(0.81)	(0.24)	–	(1.05)	25.86
IB	47.00	0.50	(20.72)	(20.22)	(0.70)	(0.24)	–	(0.94)	25.84

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

15.74	%(E)	$1,606,100	0.50	%(F)	0.50	%(F)	1.95	%(F)	15%
15.60	(E)	202,481	0.75	(F)	0.75	(F)	1.70	(F)	–

14.38		1,532,116	0.51		0.51		1.86		82
14.10		200,153	0.76		0.76		1.61		–

(1.09)		1,614,788	0.50		0.50		1.37		43
(1.34)		231,377	0.75		0.75		1.11		–

14.80		1,980,502	0.50		0.50		1.09		77
14.51		300,279	0.75		0.75		0.84		–

41.54	(G)	2,055,227	0.51		0.51		1.43		84
41.18	(G)	328,275	0.76		0.76		1.19		–

(43.13)		1,810,864	0.49		0.49		1.38		89
(43.27)		287,794	0.74		0.74		1.13		–

25

Hartford Stock HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

27

Hartford Stock HLS Fund
Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Stock HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,157.40	$2.67	$1,000.00	$1,022.32	$2.51	0.50%	181	365
Class IB	$1,000.00	$1,156.00	$4.01	$1,000.00	$1,021.08	$3.76	0.75%	181	365

29

Hartford Stock HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

30

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-S13 8-13 113554-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD TOTAL RETURN BOND HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Total Return Bond HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Total Return Bond HLS Fund inception 08/31/1977
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks a competitive total return, with income as a secondary objective.

Performance Overview 6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Total Return Bond IA	-2.98%	0.78%	5.04%	4.29%
Total Return Bond IB	-3.10%	0.53%	4.78%	4.03%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.68%	5.19%	4.52%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

Barclays U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.50% and 0.75%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Total Return Bond HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Joseph F. Marvan, CFA	Lucius T. Hill, III	Campe Goodman, CFA
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Fixed Income Portfolio Manager	Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Total Return Bond HLS Fund returned -2.98% for the six-month period ended June 30, 2013, underperforming the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% for the same period. The Fund also underperformed the -2.55% average return of the Variable Products-Underlying Funds Lipper Intermediate Investment Grade Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Central bank easing and signs of gradual global economic recovery imparted a positive tone to financial markets early in the year. However, sentiment abruptly changed late in the period after the Federal Reserve (Fed) surprised markets with its earlier-than-expected plan to reduce asset purchases, sending yields sharply higher.

The Federal Open Market Committee began to publically debate the costs of open-ended bond purchases during the first quarter, raising concerns that these will end sooner than anticipated. But it was statements by Fed reserve policymakers on June 18 and 19 that really caught market participants off guard with their unexpectedly agressive tone. Specifically, Fed officials signaled a readiness to begin reducing the central bank’s asset purchases under quantitative easing (QE) by September, and to end purchases by mid-2014 if the economy strengthened sufficiently.

In contrast to the Fed’s aggressive rhetoric, European Central Bank (ECB) officials made it clear they are in no hurry to end the central bank's accommodative stance as the eurozone’s economic recovery continued to be the world’s weakest by a large margin. Meanwhile, stress in Chinese money markets coincided with signs of slowing growth. China's central bank attempted to tighten credit at the same time that global markets were closely watching the Fed's attempts to move toward tighter policy.

U.S. economic data signaled that the economy remains on a moderate growth path, underpinned by the housing and labor markets. The residential real estate recovery continued to pick up steam as home sales rose; house prices saw their greatest annual gain in seven years, according to data from S&P/Case-Shiller. Rising home values and equity-market gains helped boost consumer confidence and prop up consumption. However, manufacturing activity contracted and growth in the services sector slowed.

Worries over an eventual end to record-low borrowing rates in the U.S. fueled a massive, broad-based sell-off across nearly all corners of the global financial markets in June. The Treasury yield curve steepened as the 10-year Treasury yield surged 0.73% to end the period at 2.49%, the highest level since August 2011. Major fixed income sectors, with the exception of high yield, posted negative absolute returns driven by rising rates and underperformed Treasuries on a duration-adjusted basis during the 6-month period.

The primary drivers of the Fund’s underperformance were its high yield credit, emerging market debt (EMD), commercial mortgage backed securities (CMBS) and Non-Dollar exposures. Positive results from an allocation to bank loans and BB-rated high yield issuers were more than offset by the negative impact of high yield credit default swap index positions, which were used as a source of liquidity and to manage overall portfolio risk. The Fund’s positioning in high yield credit detracted from performance overall. Our allocation to EMD detracted from performance particularly in the second quarter when EM spreads widened on concerns over early Fed tapering of its monthly bond purchases and protests in Brazil and Turkey. Our EMD positions were primarily implemented via credit default index swaps. The Fund’s agency MBS pass-throughs positioning, particularly in lower coupons, had a negative impact on performance. Our CMBS exposure, which also detracted from performance, was gained via a combination of bonds and credit default swap indexes. The Fund’s Non-Dollar exposure, via forwards and futures, also hurt relative performance. The Fund’s tactical duration posture detracted from relative results over the period as gains in January from maintaining a short duration posture were more than offset by a long duration posture in June when the Fed signaled an earlier-than-expected end to quantitative easing, driving Treasury yields sharply higher out of their previously narrow range.

The Fund’s non-agency mortgage exposure was a significant positive for performance as strong performance in the non-agency sector carried over into 2013 amid continued improvement in housing and investors’ appetite for higher yielding securities. Our tactical investment grade credit

3

Hartford Total Return Bond HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

positioning via credit default swaps indexes also contributed to relative results.

What is the outlook?

In the U.S., we maintain a moderately procyclical risk bias. While sector valuations have improved, Fed tapering of its monthly bond purchases rhetoric has introduced volatility and economic uncertainty into the markets. We are concerned about the potential impact of higher rates on the housing sector and on business activity in general. Federal government spending cuts scheduled for later this year will also weigh on economic growth.

We expect the Fed to maintain its low-rate stance, although the central bank has made clear that the timing of any tapering off in policy accommodation will be data dependent. We believe that the 10-year yield is likely to trade in a range over the near term. We plan to tactically trade this range, adding duration when yields reach the top end of the range and reducing duration when rates drift toward the lower end.

As of the end of the period, we continued to favor bank loans, which have experienced strong demand amid the backup in yields given their floating-rate coupon structure. We believe upper-quality-tier high yield also looks attractive, but less so than bank loans. We maintained an allocation to non-agency MBS and overweights to CMBS and investment-grade financials. At the end of the period, we had a tactical overweight to agency MBS, where supply is dwindling and valuations look attractive. Extension risk is increasing with the rise in rates, however, making us somewhat cautious on the sector. We maintained an allocation to EMD based on attractive valuations. Within Non-Dollar, we expect the North American economy to underperform Europe, with U.S. and Canadian rates outperforming U.K. and German rates. We also expect better growth and higher inflation in Japan and had a short Japanese Government bond position at the end of the period.

Diversification by Industry

as of June 30, 2013

Industry	Percentage of Net Assets
Fixed Income Securities
Accommodation and Food Services	0.2%
Administrative Waste Management and Remediation	0.2
Air Transportation	0.3
Apparel Manufacturing	0.1
Arts, Entertainment and Recreation	2.8
Beverage and Tobacco Product Manufacturing	1.0
Chemical Manufacturing	0.5
Computer and Electronic Product Manufacturing	0.4
Construction	0.1
Educational Services	0.0
Fabricated Metal Product Manufacturing	0.2
Finance and Insurance	30.5
Food Manufacturing	0.2
Food Services	0.1
Furniture and Related Product Manufacturing	0.0
General Obligations	0.5
Health Care and Social Assistance	1.8
Higher Education (Univ., Dorms, etc.)	0.1
Information	3.7
Machinery Manufacturing	0.2
Mining	1.0
Miscellaneous Manufacturing	0.6
Motor Vehicle and Parts Manufacturing	0.2
Nonmetallic Mineral Product Manufacturing	0.2
Other Services	0.0
Paper Manufacturing	0.1
Petroleum and Coal Products Manufacturing	2.4
Pipeline Transportation	0.6
Plastics and Rubber Products Manufacturing	0.2
Primary Metal Manufacturing	0.2
Professional, Scientific and Technical Services	0.2
Real Estate and Rental and Leasing	0.8
Retail Trade	2.1
Tax Allocation	0.0
Transportation Equipment Manufacturing	0.2
Truck Transportation	0.3
Utilities	1.3
Utilities - Electric	0.3
Utilities - Water and Sewer	0.2
Wholesale Trade	0.3
Total	54.1%
Equity Securities
Diversified Banks	0.0
Other Diversified Financial Services	0.1
Total	0.1%
Foreign Government Obligations	0.4
Put Options Purchased	0.0
U.S. Government Agencies	57.0
U.S. Government Securities	14.7
Short-Term Investments	4.3
Other Assets and Liabilities	(30.6)
Total	100.0%

The above table represents investments by industry, rather than industry sub-classifications. Each industry combines multiple sub-classifications into one industry category. Detailed information on sub-classification breakdowns is available in the Schedule of Investments.

4

Distribution by Credit Quality

as of June 30, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	6.1%
Aa / AA	3.3
A	7.2
Baa / BBB	18.0
Ba / BB	9.2
B	4.5
Caa / CCC or Lower	5.5
Unrated	0.7
U.S. Government Agencies and Securities	71.7
Non-Debt Securities and Other Short-Term Instruments	4.4
Other Assets & Liabilities	(30.6)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.4%
Finance and Insurance - 16.2%
	Captive Auto Finance - 1.7%
	Ally Automotive Receivables Trust
$5,675	3.38%, 09/15/2017 ■	$5,811
5,650	3.61%, 08/15/2016 ■	5,739
	Carnow Automotive Receivables Trust
198	2.09%, 01/15/2015 ■	198
	CPS Automotive Trust
2,915	1.82%, 12/16/2019 ■	2,928
	Credit Acceptance Automotive Loan Trust
5,325	1.21%, 10/15/2020 ■	5,284
1,860	2.21%, 09/15/2020 ■	1,865
5,115	3.12%, 03/16/2020 ■	5,130
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,707
3,680	3.21%, 07/15/2017	3,818
1,730	5.53%, 05/15/2016 ■	1,782
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015	6,239
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,203
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,864
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,872
	Santander Drive Automotive Receivables Trust
5,125	3.89%, 07/17/2017	5,260
	SNAAC Automotive Receivables Trust
1,092	1.78%, 06/15/2016 ■	1,096
		64,796
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,145
	Real Estate Credit (Mortgage Banking) - 14.4%
	American Home Mortgage Assets
2,570	1.11%, 10/25/2046 Δ	1,856
	Asset Backed Funding Certificates
4,787	0.41%, 01/25/2037 Δ	2,604
	Banc of America Commercial Mortgage, Inc.
6,070	5.19%, 09/10/2047 Δ	6,544
11,725	5.21%, 11/10/2042 Δ	12,366
2,780	5.63%, 07/10/2046 Δ	3,051
	Banc of America Funding Corp.
7,786	0.49%, 05/20/2047 Δ	6,293
9,866	5.77%, 05/25/2037	8,649
445	5.85%, 01/25/2037	361
	BB-UBS Trust
11,170	3.43%, 11/05/2036 ■	10,460
	BCAP LLC Trust
1,602	0.36%, 01/25/2037 Δ	1,146
4,041	0.37%, 03/25/2037 Δ	3,200
	Bear Stearns Adjustable Rate Mortgage Trust
6,626	2.32%, 08/25/2035 Δ	6,521
10,098	2.47%, 10/25/2035 Δ	9,607
	Bear Stearns Alt-A Trust
882	0.57%, 05/25/2036 Δ	529
	Bear Stearns Commercial Mortgage Securities, Inc.
7,015	5.15%, 10/12/2042 Δ	7,564
2,010	5.47%, 01/12/2045	2,253
3,600	5.54%, 10/12/2041	3,997
	Cal Funding II Ltd.
1,909	3.47%, 10/25/2027 ■	1,889
	Citigroup Commercial Mortgage Trust
3,480	3.09%, 03/10/2023 Δ	3,268
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,300	5.30%, 01/15/2046 Δ	2,486
7,950	5.32%, 12/11/2049	8,752
	Commercial Mortgage Loan Trust
8,640	6.01%, 12/10/2049 Δ	9,777
	Commercial Mortgage Pass-Through Certificates
27,615	0.67%, 07/10/2046 ■►	1,970
640	2.82%, 11/15/2045	594
650	2.85%, 10/15/2045	601
4,190	4.33%, 12/10/2045 ■Δ	2,937
8,135	5.75%, 06/10/2046 Δ	8,942
	Community or Commercial Mortgage Trust
2,065	2.77%, 12/10/2045	1,900
860	3.10%, 02/10/2023	810
4,610	3.21%, 04/10/2023	4,368
2,575	3.42%, 03/10/2031 ■	2,472
2,540	4.75%, 11/15/2045 ■	1,931
	Consumer Portfolio Services, Inc.
572	5.01%, 06/17/2019 ■	597
	Countrywide Alternative Loan Trust
3,827	0.51%, 11/25/2035 Δ	2,822
	Countrywide Home Loans, Inc.
1,242	3.00%, 04/20/2036 Δ	828
7,364	3.08%, 09/25/2047 Δ	5,933
	Credit Suisse Mortgage Capital Certificates
6,965	5.47%, 09/15/2039	7,673
	CS First Boston Mortgage Securities Corp.
2,364	4.83%, 04/15/2037	2,483
5,304	5.50%, 06/25/2035	5,103
	CW Capital Cobalt Ltd.
14,611	5.22%, 08/15/2048	15,834
	DBUBS Mortgage Trust
26,632	0.87%, 01/01/2021 ■►	1,126
	Fieldstone Mortgage Investment Corp.
3,953	0.46%, 05/25/2036 Δ	2,167
3,242	0.53%, 04/25/2047 Δ	1,918
	First Franklin Mortgage Loan Trust
14,867	0.43%, 04/25/2036 Δ	8,414
	First Horizon Alternative Mortgage Securities
13,358	2.33%, 04/25/2036 Δ	10,269
14,540	2.36%, 09/25/2035 Δ	12,060
	Fremont Home Loan Trust
1,898	0.34%, 10/25/2036 Δ	847

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.4% - (continued)
Finance and Insurance - 16.2% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.4% - (continued)
	GE Business Loan Trust
$5,774	1.19%, 05/15/2034 ■Δ	$4,018
	GMAC Commercial Mortgage Securities, Inc.
905	5.24%, 11/10/2045 Δ	967
	GMAC Mortgage Corp. Loan Trust
6,350	3.68%, 09/19/2035 Δ	6,031
98	3.90%, 04/19/2036 Δ	81
	Goldman Sachs Mortgage Securities Corp.
805	3.38%, 05/10/2045	793
	Goldman Sachs Mortgage Securities Corp. II
3,325	2.95%, 11/05/2034 ■	3,093
	Goldman Sachs Mortgage Securities Trust
3,585	2.77%, 11/10/2045	3,314
3,305	2.94%, 02/10/2046	3,074
8,170	3.55%, 04/10/2034 ■	8,044
3,180	4.86%, 11/10/2045 ■Δ	2,763
	Greenwich Capital Commercial Funding Corp.
4,425	5.74%, 12/10/2049	4,956
4,550	5.86%, 07/10/2038 Δ	5,043
	GS Mortgage Securities Trust
3,760	2.93%, 06/05/2031 ■	3,738
3,925	3.14%, 06/10/2046	3,690
	GSAA Home Equity Trust
4,260	0.24%, 03/25/2047 Δ	2,373
16,484	0.27%, 02/25/2037 Δ	8,137
3,262	0.28%, 12/25/2036 Δ	1,646
6,703	0.29%, 03/25/2037 Δ	3,284
2,618	0.35%, 07/25/2036 Δ	1,243
1,634	0.42%, 04/25/2047 Δ	932
4,606	5.98%, 06/25/2036	2,571
	GSAMP Trust
17,008	0.28%, 01/25/2037 Δ	9,014
2,518	0.29%, 12/25/2046 Δ	1,275
1,860	0.39%, 11/25/2036 Δ	998
	GSR Mortgage Loan Trust
11,471	2.79%, 01/25/2036 Δ	9,102
	Harborview Mortgage Loan Trust
5,910	0.38%, 01/19/2038 Δ	4,758
8,711	0.41%, 05/19/2047 Δ	4,178
4,710	0.52%, 09/19/2035 Δ	3,467
	Impac Secured Assets Trust
2,574	0.39%, 11/25/2036 Δ	1,447
	IndyMac Index Mortgage Loan Trust
763	0.48%, 01/25/2036 Δ	463
9,894	0.59%, 07/25/2046 Δ	4,038
3,090	2.47%, 01/25/2036 Δ	2,773
1,883	2.52%, 08/25/2035 Δ	1,395
11,923	2.66%, 03/25/2036 Δ	8,151
76	2.89%, 12/25/2036 Δ	62
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,070	2.75%, 10/15/2045 ■	1,313
575	2.83%, 10/15/2045	537
3,090	2.84%, 12/15/2047	2,865
2,675	3.91%, 05/05/2030 ■Δ	2,674
700	4.67%, 10/15/2045 ■Δ	603
80	4.92%, 10/15/2042	85
9,995	5.20%, 12/15/2044 Δ	10,786
6,876	5.29%, 01/12/2043 Δ	7,429
1,890	5.31%, 08/15/2046 ■Δ	1,737
4,594	5.34%, 08/12/2037	4,855
3,782	5.71%, 02/12/2049 Δ	4,241
	JP Morgan Mortgage Trust
5,349	2.80%, 05/25/2036 Δ	4,676
838	2.87%, 04/25/2037 Δ	683
3,975	3.08%, 09/25/2035 Δ	3,706
	LB-UBS Commercial Mortgage Trust
8,695	4.95%, 09/15/2030	9,245
6,275	5.20%, 11/15/2030 Δ	6,728
5,953	5.43%, 02/15/2040	6,530
800	5.87%, 06/15/2038 Δ	888
4,200	6.15%, 04/15/2041 Δ	4,888
	Lehman Brothers Small Balance Commercial
1,399	5.52%, 09/25/2030 ■Δ	1,359
	Lehman XS Trust
3,212	0.40%, 07/25/2046 Δ	2,371
	Luminent Mortgage Trust
2,957	0.45%, 11/25/2035 Δ	2,485
	Merrill Lynch Mortgage Investors Trust
185	2.63%, 12/25/2035 Δ	167
1,782	2.82%, 07/25/2035 Δ	1,469
2,259	3.00%, 03/25/2036 Δ	1,532
	Merrill Lynch Mortgage Trust
1,255	4.75%, 06/12/2043	1,321
220	5.05%, 07/12/2038	236
5,135	5.20%, 09/12/2042	5,418
	Morgan Stanley Capital I
101,118	1.99%, 09/15/2047 ■►	2,889
625	3.24%, 03/15/2045	607
814	5.68%, 10/15/2042 Δ	887
11,950	5.69%, 04/15/2049 ‡Δ	13,307
	Morgan Stanley Mortgage Loan Trust
6,193	0.36%, 05/25/2036 - 11/25/2036 Δ	2,923
	National Credit Union Administration
3,082	1.84%, 10/07/2020 Δ	3,089
	Residential Accredit Loans, Inc.
7,530	3.02%, 11/25/2037 Δ	3,739
	Residential Asset Securitization Trust
3,951	0.64%, 03/25/2035 Δ	3,017
	RFMSI Trust
687	3.21%, 04/25/2037 Δ	573
	Securitized Asset Backed Receivables LLC
2,430	0.28%, 07/25/2036 Δ	1,104
	Sequoia Mortgage Trust
1,075	2.54%, 07/20/2037 Δ	856
	Soundview Home Equity Loan Trust, Inc.
3,900	0.37%, 07/25/2037 Δ	1,985
7,820	0.44%, 06/25/2036 Δ	5,002

The accompanying notes are an integral part of these financial statements.

7

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.4% - (continued)
Finance and Insurance - 16.2% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.4% - (continued)
	Structured Adjustable Rate Mortgage Loan Trust
$1,781	0.49%, 09/25/2034 Δ	$1,490
	Structured Asset Mortgage Investments Trust
3,519	0.41%, 05/25/2046 Δ	1,866
	UBS-Barclays Commercial Mortgage Trust
5,400	3.18%, 03/10/2046 Δ	5,189
	Wachovia Bank Commercial Mortgage Trust
465	5.24%, 10/15/2044 Δ	500
1,351	5.42%, 01/15/2045 Δ	1,453
	Wells Fargo Alternative Loan Trust
7,275	6.25%, 11/25/2037	6,770
	Wells Fargo Commercial Mortgage Trust
6,965	2.92%, 10/15/2045	6,524
1,660	4.78%, 10/15/2045 ■Δ	1,420
	Wells Fargo Mortgage Backed Securities Trust
2,476	5.15%, 10/25/2035 Δ	2,410
	WF-RBS Commercial Mortgage Trust
875	2.87%, 11/15/2045	811
3,888	2.88%, 12/15/2045	3,595
2,822	3.07%, 03/15/2045	2,649
3,470	3.20%, 03/15/2048	3,293
8,875	3.34%, 06/15/2046	8,461
175	3.44%, 04/15/2045	173
2,330	4.19%, 03/15/2045 ■Δ	1,696
3,135	4.46%, 12/15/2045 ■Δ	2,364
4,840	4.87%, 02/15/2044 ■	5,271
550	4.90%, 06/15/2044 ■	597
2,780	5.00%, 06/15/2044 ■	2,247
1,045	5.56%, 04/15/2045 ■Δ	965
		529,233
		597,174
Information - 0.2%
	Telecommunications - Other - 0.2%
	SBA Tower Trust
5,620	2.93%, 12/15/2017 ■	5,672

	Total asset & commercial mortgage backed securities
	(cost $598,428)	$602,846

CORPORATE BONDS - 32.0%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Choice Hotels International, Inc.
$151	5.70%, 08/28/2020	$160
2,300	5.75%, 07/01/2022	2,438
	Wynn Las Vegas LLC
5,415	7.75%, 08/15/2020	6,013
		8,611
Administrative Waste Management and Remediation - 0.1%
	Waste Treatment and Disposal - 0.1%
	Clean Harbors, Inc.
345	5.13%, 06/01/2021	347
1,385	5.25%, 08/01/2020	1,406
		1,753
Air Transportation - 0.2%
	Scheduled Air Transportation - 0.2%
	Continental Airlines, Inc.
5,825	4.00%, 10/29/2024	5,811
	US Airways Group, Inc.
910	6.25%, 04/22/2023	962
		6,773
Apparel Manufacturing - 0.1%
	Accessories and Other Apparel Manufacturing - 0.0%
	PVH Corp.
470	4.50%, 12/15/2022	451

	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
1,530	6.38%, 12/15/2020	1,631
	Phillips Van-Heusen Corp.
1,950	7.38%, 05/15/2020	2,116
		3,747
		4,198
Arts, Entertainment and Recreation - 2.4%
	Cable and Other Subscription Programming - 1.4%
	CCO Holdings LLC
840	5.25%, 09/30/2022	798
7,635	6.63%, 01/31/2022	7,960
1,900	7.38%, 06/01/2020	2,066
	DirecTV Holdings LLC
4,880	3.80%, 03/15/2022	4,688
4,200	5.00%, 03/01/2021	4,424
	Time Warner Cable, Inc.
2,405	4.50%, 09/15/2042	1,865
3,500	5.88%, 11/15/2040	3,206
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	9,635
	Time Warner, Inc.
2,540	3.40%, 06/15/2022	2,462
3,800	6.10%, 07/15/2040	4,149
2,700	6.50%, 11/15/2036	3,054
	Viacom, Inc.
7,000	5.63%, 09/15/2019	8,035
		52,342
	Motion Picture and Video Industries - 0.1%
	NAI Entertainment Holdings LLC
732	8.25%, 12/15/2017 ■	783
	National CineMedia LLC
160	6.00%, 04/15/2022	164
		947
	Newspaper, Periodical, Book and Database Publisher - 0.2%
	News America, Inc.
7,200	6.15%, 03/01/2037 - 02/15/2041	7,852

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Arts, Entertainment and Recreation - 2.4% - (continued)
	Radio and Television Broadcasting - 0.7%
	CBS Corp.
$3,700	3.38%, 03/01/2022	$3,567
3,810	4.85%, 07/01/2042	3,522
	Liberty Media Corp.
4,047	8.25%, 02/01/2030	4,330
	NBC Universal Enterprise
1,700	1.66%, 04/15/2018 ■	1,655
	NBC Universal Media LLC
3,465	5.15%, 04/30/2020	3,945
3,390	5.95%, 04/01/2041	3,871
3,215	6.40%, 04/30/2040	3,845
	Starz Financial Corp
665	5.00%, 09/15/2019	660
		25,395
		86,536
Beverage and Tobacco Product Manufacturing - 0.9%
	Beverage Manufacturing - 0.7%
	Anheuser-Busch InBev Worldwide, Inc.
6,890	7.75%, 01/15/2019 ‡	8,715
	Constellation Brands, Inc.
1,680	6.00%, 05/01/2022	1,802
5,535	7.25%, 05/15/2017	6,296
	Molson Coors Brewing Co.
1,825	3.50%, 05/01/2022	1,791
	Pernod-Ricard S.A.
8,265	2.95%, 01/15/2017 ■	8,457
		27,061
	Tobacco Manufacturing - 0.2%
	Altria Group, Inc.
3,740	10.20%, 02/06/2039 ‡	5,629
	Lorillard Tobacco Co.
1,160	8.13%, 06/23/2019	1,421
		7,050
		34,111
Chemical Manufacturing - 0.3%
	Agricultural Chemical Manufacturing - 0.1%
	CF Industries Holdings, Inc.
2,950	3.45%, 06/01/2023	2,835

	Basic Chemical Manufacturing - 0.2%
	Ashland, Inc.
1,050	4.75%, 08/15/2022 ■	1,040
	Dow Chemical Co.
6,000	8.55%, 05/15/2019	7,655
		8,695
		11,530
Computer and Electronic Product Manufacturing - 0.3%
	Computer and Peripheral Equipment Manufacturing - 0.3%
	Apple, Inc.
3,605	2.40%, 05/03/2023 ‡	3,344
	Hewlett-Packard Co.
2,970	2.65%, 06/01/2016	3,027
	Seagate HDD Cayman
3,435	6.88%, 05/01/2020	3,641
		10,012
	Navigational, Measuring and Control Instruments - 0.0%
	Esterline Technologies Corp.
1,890	7.00%, 08/01/2020	2,027
		12,039
Construction - 0.1%
	Residential Building Construction - 0.1%
	D.R. Horton, Inc.
1,245	6.50%, 04/15/2016	1,345
	Pulte Homes, Inc.
800	7.88%, 06/15/2032	880
	Ryland Group, Inc.
785	5.38%, 10/01/2022	757
		2,982
Fabricated Metal Product Manufacturing - 0.2%
	Boiler, Tank and Shipping Container Manufacturing - 0.1%
	Ball Corp.
3,015	4.00%, 11/15/2023	2,789
1,330	5.00%, 03/15/2022 ‡	1,323
		4,112
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
1,005	4.50%, 01/15/2023 ■	947
2,400	6.25%, 02/01/2021	2,544
	Masco Corp.
575	5.95%, 03/15/2022	604
		4,095
	Spring and Wire Product Manufacturing - 0.0%
	Anixter International, Inc.
805	5.63%, 05/01/2019 ‡	833
		9,040
Finance and Insurance - 13.7%
	Captive Auto Finance - 0.3%
	Credit Acceptance Corp.
1,611	9.13%, 02/01/2017	1,704
	Ford Motor Credit Co. LLC
4,000	1.70%, 05/09/2016	3,935
2,245	3.00%, 06/12/2017	2,250
3,600	5.88%, 08/02/2021	3,925
475	6.63%, 08/15/2017	537
		12,351
	Commercial Banking - 0.9%
	Barclays Bank plc
11,775	6.05%, 12/04/2017 ■‡	12,737
	BNP Paribas
11,625	2.38%, 09/14/2017	11,509
3,800	3.25%, 03/11/2015	3,923
	Lloyds Banking Group plc
3,090	6.50%, 09/14/2020 ■	3,294
		31,463
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
1,645	7.75%, 01/31/2023 ■	1,637

The accompanying notes are an integral part of these financial statements.

9

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Finance and Insurance - 13.7% - (continued)
	Depository Credit Banking - 2.8%
	Bank of America Corp.
$5,965	2.00%, 01/11/2018	$5,778
6,500	5.63%, 07/01/2020 ‡	7,156
6,365	5.75%, 12/01/2017 ‡	7,074
3,330	5.88%, 01/05/2021	3,748
3,700	7.63%, 06/01/2019 ‡	4,446
	Citigroup, Inc.
4,075	1.30%, 04/01/2016	4,027
6,490	4.05%, 07/30/2022	6,238
7,800	4.59%, 12/15/2015	8,330
1,427	4.88%, 05/07/2015	1,505
4,102	6.13%, 08/25/2036	4,016
8,900	6.63%, 06/15/2032	9,200
4,839	8.50%, 05/22/2019	6,097
	HSBC Holdings plc
4,500	6.80%, 06/01/2038	5,176
	HSBC USA, Inc.
3,950	1.63%, 01/16/2018	3,854
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,584
2,924	6.88%, 04/01/2018	3,507
	PNC Funding Corp.
9,000	5.25%, 11/15/2015	9,794
	Wells Fargo & Co.
3,000	1.50%, 07/01/2015	3,034
4,165	3.45%, 02/13/2023	3,978
4,000	4.60%, 04/01/2021	4,359
		103,901
	Insurance Carriers - 1.1%
	American International Group, Inc.
4,595	2.38%, 08/24/2015 ‡	4,668
2,865	3.80%, 03/22/2017 ‡	3,003
2,100	8.25%, 08/15/2018	2,604
	ING US, Inc.
1,995	5.50%, 07/15/2022 ■	2,122
	Massachusetts Mutual Life Insurance Co.
2,493	8.88%, 06/01/2039 ■	3,654
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■	4,659
	Nationwide Mutual Insurance Co.
5,925	9.38%, 08/15/2039 ■	8,017
	Teachers Insurance & Annuity Association of America
5,748	6.85%, 12/16/2039 ■	7,020
	Wellpoint, Inc.
2,920	1.88%, 01/15/2018	2,859
		38,606
	International Trade Financing (Foreign Banks) - 0.9%
	Deutsche Bank AG
2,705	4.30%, 05/24/2028	2,498
	Royal Bank of Scotland plc
7,875	2.55%, 09/18/2015	8,007
5,000	3.95%, 09/21/2015	5,222
4,995	6.13%, 12/15/2022	4,753
	Santander U.S. Debt S.A.
8,000	3.72%, 01/20/2015 ■	8,075
	TSMC Global LTD
4,920	0.95%, 04/03/2016 ■	4,845
		33,400
	Nondepository Credit Banking - 1.9%
	Capital One Financial Corp.
8,063	2.15%, 03/23/2015	8,190
4,000	6.15%, 09/01/2016	4,464
	CIT Group, Inc.
45	5.00%, 05/15/2017	46
75	5.38%, 05/15/2020	77
6,443	5.50%, 02/15/2019 ■	6,652
1,175	6.63%, 04/01/2018 ■	1,269
	Discover Financial Services, Inc.
5,970	5.20%, 04/27/2022	6,162
	General Electric Capital Corp.
10,029	4.38%, 09/16/2020	10,617
11,900	5.30%, 02/11/2021	13,054
8,490	5.63%, 05/01/2018	9,738
725	5.88%, 01/14/2038	798
3,900	6.25%, 12/15/2022 ♠	4,144
	General Motors Financial Co., Inc.
495	2.75%, 05/15/2016 ■	487
255	3.25%, 05/15/2018 ■	248
165	4.25%, 05/15/2023 ■	154
	Provident Funding Associates L.P.
315	6.75%, 06/15/2021 ■	314
	SLM Corp.
2,020	7.25%, 01/25/2022	2,121
2,830	8.45%, 06/15/2018	3,141
		71,676
	Other Financial Investment Activities - 0.3%
	Ladder Capital Finance Holdings LLC
971	7.38%, 10/01/2017 ■	991
	State Street Corp.
7,610	4.96%, 03/15/2018	8,384
		9,375
	Other Investment Pools and Funds - 0.1%
	Fibria Overseas Finance Ltd.
1,730	7.50%, 05/04/2020 ■	1,868

	Real Estate Investment Trust (REIT) - 1.2%
	Brandywine Operating Partnership L.P.
6,200	3.95%, 02/15/2023	5,830
	DuPont Fabros Technology L.P.
1,900	8.50%, 12/15/2017	2,005
	HCP, Inc.
4,000	2.63%, 02/01/2020	3,747
	Health Care, Inc.
2,305	2.25%, 03/15/2018	2,263
2,260	4.13%, 04/01/2019	2,364
	Kimco Realty Corp.
8,525	3.13%, 06/01/2023	7,887
1,390	4.30%, 02/01/2018	1,494
	Liberty Property L.P.
2,165	3.38%, 06/15/2023	2,008
1,930	4.13%, 06/15/2022	1,909

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Finance and Insurance - 13.7% - (continued)
	Real Estate Investment Trust (REIT) - 1.2% - (continued)
	Realty Income Corp.
$3,966	3.25%, 10/15/2022	$3,627
	Ventas Realty L.P.
2,895	2.00%, 02/15/2018	2,802
3,425	2.70%, 04/01/2020	3,239
6,400	3.25%, 08/15/2022	5,941
		45,116
	Sales Financing - 0.1%
	Imerial Tobacco Finance plc
5,400	3.50%, 02/11/2023 ■	5,077

	Securities and Commodity Contracts and Brokerage - 4.1%
	Bear Stearns & Co., Inc.
292	5.55%, 01/22/2017	320
365	7.25%, 02/01/2018	434
	Goldman Sachs Group, Inc.
9,205	5.75%, 01/24/2022	10,153
6,637	6.00%, 06/15/2020	7,458
4,400	6.45%, 05/01/2036	4,427
11,720	6.75%, 10/01/2037	12,006
	JP Morgan Chase & Co.
12,170	3.15%, 07/05/2016	12,640
3,820	3.38%, 05/01/2023	3,557
11,645	4.35%, 08/15/2021	12,131
800	4.50%, 01/24/2022	837
6,375	6.00%, 01/15/2018	7,275
	Merrill Lynch & Co., Inc.
3,006	5.70%, 05/02/2017	3,237
24,775	6.05%, 05/16/2016 ‡	26,827
5,580	7.75%, 05/14/2038	6,383
	Morgan Stanley
2,545	1.75%, 02/25/2016	2,521
5,920	4.88%, 11/01/2022	5,848
3,690	5.63%, 09/23/2019	3,966
2,750	5.75%, 01/25/2021	2,985
17,500	6.25%, 08/28/2017 ‡	19,514
4,050	6.38%, 07/24/2042	4,519
865	7.30%, 05/13/2019	1,005
	UBS AG Stamford CT
1,600	7.63%, 08/17/2022	1,756
		149,799
		504,269
Health Care and Social Assistance - 1.7%
	General Medical and Surgical Hospitals - 0.5%
	Community Health Systems, Inc.
4,445	5.13%, 08/15/2018	4,512
	HCA, Inc.
4,160	6.50%, 02/15/2020	4,501
2,135	7.25%, 09/15/2020	2,292
3,177	7.50%, 11/15/2095	2,955
1,140	8.50%, 04/15/2019	1,223
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042	4,989
		20,472
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
7,998	8.35%, 07/10/2031 ■	10,253

	Offices and Physicians - 0.1%
	Partners Healthcare System, Inc.
2,815	3.44%, 07/01/2021	2,818

	Pharmaceutical and Medicine Manufacturing - 0.7%
	AbbVie, Inc.
4,145	1.75%, 11/06/2017 ■	4,061
8,831	2.00%, 11/06/2018 ■	8,563
	Express Scripts Holding Co.
2,910	2.10%, 02/12/2015	2,959
	Gilead Sciences, Inc.
3,564	4.40%, 12/01/2021	3,827
	Mylan, Inc.
2,095	1.80%, 06/24/2016 ■	2,089
2,250	6.00%, 11/15/2018 ■	2,466
	Zoetis, Inc.
1,830	3.25%, 02/01/2023 ■	1,739
		25,704
	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care US Finance II, Inc.
3,185	5.63%, 07/31/2019 ■	3,312
596	9.00%, 07/15/2015 ■	659
		3,971
		63,218
Information - 2.6%
	Cable and Other Program Distribution - 0.9%
	Cox Communications, Inc.
16,445	2.95%, 06/30/2023 ■	14,959
	CSC Holdings, Inc.
725	7.63%, 07/15/2018	817
	DISH DBS Corp.
4,955	5.88%, 07/15/2022	5,029
7,530	7.88%, 09/01/2019	8,434
	Rogers Communications, Inc.
1,745	8.75%, 05/01/2032	2,388
	TCI Communications, Inc.
2,025	8.75%, 08/01/2015	2,342
		33,969
	Data Processing Services - 0.1%
	Audatex North America, Inc.
2,001	6.75%, 06/15/2018	2,101

	Internet Publishing and Broadcasting - 0.0%
	Netflix, Inc.
1,535	5.38%, 02/01/2021 ■	1,527

	Other Information Services - 0.0%
	InterActiveCorp
505	4.75%, 12/15/2022 ■	477

	Satellite Telecommunications - 0.1%
	Hughes Satelite Systems Corp.
2,050	6.50%, 06/15/2019	2,173

The accompanying notes are an integral part of these financial statements.

11

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Information - 2.6% - (continued)
	Software Publishers - 0.1%
	Brocade Communications Systems, Inc.
$2,536	4.63%, 01/15/2023 ■	$2,384

	Telecommunications - Other - 0.7%
	SBA Tower Trust
7,645	3.60%, 04/16/2043 ■	7,565
	Sprint Nextel Corp.
2,995	7.00%, 03/01/2020 ■	3,235
1,306	9.00%, 11/15/2018 ■	1,528
	Telefonica Emisiones SAU
3,520	3.99%, 02/16/2016	3,630
	UPCB Finance III Ltd.
1,084	6.63%, 07/01/2020 ■	1,122
	UPCB Finance VI Ltd.
3,070	6.88%, 01/15/2022 ■	3,177
	Vivendi S.A.
1,800	2.40%, 04/10/2015 ■	1,832
	Wind Acquisition Finance S.A.
3,470	7.25%, 02/15/2018 ■	3,476
		25,565
	Telecommunications - Wired Carriers - 0.4%
	Deutsche Telekom International Finance B.V.
7,065	3.13%, 04/11/2016 ■	7,371
	Paetec Holding Corp.
698	9.88%, 12/01/2018	771
	Unitymedia Hessen GmbH & Co.
1,650	5.50%, 01/15/2023 ■	1,559
1,814	7.50%, 03/15/2019 ■	1,909
	Videotron Ltee
915	9.13%, 04/15/2018	960
	Windstream Corp.
2,216	7.88%, 11/01/2017	2,432
		15,002
	Telecommunications - Wireless Carriers - 0.1%
	Qwest Corp.
1,906	7.25%, 10/15/2035	1,916
	Vimpelcom Holdings
3,915	5.95%, 02/13/2023 ■	3,660
		5,576
	Wireless Communications Services - 0.2%
	Altice Financing S.A.
1,745	7.88%, 12/15/2019 ■	1,824
	Verizon Communications, Inc.
5,020	6.40%, 02/15/2038	5,845
		7,669
		96,443
Machinery Manufacturing - 0.2%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
7,851	7.88%, 12/01/2017	8,891

Mining - 0.8%
	Coal Mining - 0.3%
	Consol Energy, Inc.
925	8.00%, 04/01/2017	974
	Peabody Energy Corp.
1,370	6.00%, 11/15/2018	1,373
3,550	6.50%, 09/15/2020	3,559
3,675	7.38%, 11/01/2016	4,079
		9,985
	Metal Ore Mining - 0.4%
	Freeport-McMoRan Copper & Gold, Inc.
7,455	3.88%, 03/15/2023 ■	6,747
	Glencore Funding LLC
9,720	1.70%, 05/27/2016 ■	9,426
		16,173
	Nonmetallic Mineral Mining and Quarrying - 0.1%
	FMG Resources Pty Ltd.
815	6.00%, 04/01/2017 ■	793
1,299	7.00%, 11/01/2015 ■	1,312
	Vulcan Materials Co.
240	7.15%, 11/30/2037	240
440	7.50%, 06/15/2021	493
		2,838
		28,996
Miscellaneous Manufacturing - 0.4%
	Aerospace Product and Parts Manufacturing - 0.3%
	BE Aerospace, Inc.
4,056	5.25%, 04/01/2022 ‡	4,035
3,059	6.88%, 10/01/2020 ‡	3,304
	Bombardier, Inc.
3,280	7.75%, 03/15/2020 ■	3,641
		10,980
	Other Miscellaneous Manufacturing - 0.1%
	Owens-Brockway Glass Container, Inc.
2,690	7.38%, 05/15/2016	3,000
		13,980
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Tenneco, Inc.
2,110	6.88%, 12/15/2020	2,258

Nonmetallic Mineral Product Manufacturing - 0.2%
	Glass and Glass Product Manufacturing - 0.2%
	Ardagh Packaging Finance plc
1,985	7.38%, 10/15/2017 ■	2,119
	Silgan Holdings, Inc.
5,315	5.00%, 04/01/2020	5,262
		7,381
Other Services - 0.0%
	Death Care Services - 0.0%
	Service Corp. International
1,045	5.38%, 01/15/2022 ■☼	1,042

Paper Manufacturing - 0.1%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
385	4.50%, 02/01/2023 ■	366

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Paper Manufacturing - 0.1% - (continued)
	Pulp, Paper and Paperboard Mills - 0.1%
	Rock-Tenn Co.
$360	3.50%, 03/01/2020	$352
2,690	4.00%, 03/01/2023	2,592
		2,944
		3,310
Petroleum and Coal Products Manufacturing - 2.3%
	Natural Gas Distribution - 0.1%
	Ferrellgas Partners L.P.
2,770	6.50%, 05/01/2021	2,777

	Oil and Gas Extraction - 1.8%
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017 ‡	4,100
	Chesapeake Energy Corp.
1,394	2.50%, 05/15/2037 ۞	1,313
	CNPC General Capital
9,560	1.45%, 04/16/2016 ■	9,445
	Continental Resources, Inc.
2,775	5.00%, 09/15/2022	2,824
	Denbury Resources, Inc.
1,290	4.63%, 07/15/2023	1,190
	EDC Finance Ltd.
3,135	4.88%, 04/17/2020 ■	2,868
	Gazprom Neft OAO via GPN Capital S.A.
2,786	4.38%, 09/19/2022 ■	2,552
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017	1,890
	Lukoil International Finance B.V.
8,525	3.42%, 04/24/2018 ■	8,291
	Nexen, Inc.
2,735	7.50%, 07/30/2039	3,340
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035	6,515
	Petrobras Global Finance Co.
3,810	3.00%, 01/15/2019	3,539
	Petrobras International Finance Co.
1,900	5.38%, 01/27/2021	1,909
6,950	5.75%, 01/20/2020	7,231
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	753
2,090	7.50%, 01/15/2020	2,566
	Range Resources Corp.
1,950	6.75%, 08/01/2020	2,091
	Seadrill Ltd.
2,440	5.63%, 09/15/2017 ■	2,403
		64,820
	Petroleum and Coal Products Manufacturing - 0.3%
	Chevron Corp.
3,160	2.43%, 06/24/2020	3,142
	MEG Energy Corp.
1,105	6.38%, 01/30/2023 ■	1,072
	Rosneft Oil Co.
2,245	3.15%, 03/06/2017 ■	2,211
	Valero Energy Corp.
4,791	9.38%, 03/15/2019	6,282
		12,707
	Support Activities For Mining - 0.1%
	Transocean, Inc.
1,120	5.05%, 12/15/2016	1,218
4,075	6.38%, 12/15/2021	4,580
		5,798
		86,102
Pipeline Transportation - 0.5%
	Pipeline Transportation of Natural Gas - 0.5%
	El Paso Corp.
2,075	7.00%, 06/15/2017	2,256
1,602	7.80%, 08/01/2031	1,692
	Energy Transfer Equity L.P.
4,627	7.50%, 10/15/2020	5,055
	Kinder Morgan Energy Partners L.P.
3,000	6.85%, 02/15/2020	3,572
	Kinder Morgan Finance Co.
3,980	6.00%, 01/15/2018 ■	4,178
	MarkWest Energy Partners L.P.
1,299	6.25%, 06/15/2022	1,338
		18,091
Plastics and Rubber Products Manufacturing - 0.1%
	Rubber Product Manufacturing - 0.1%
	Continental Rubber of America Corp.
2,245	4.50%, 09/15/2019 ■	2,312

Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
2,975	9.50%, 02/15/2015 ‡	3,250

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	Lamar Media Corp.
955	5.88%, 02/01/2022	981

	Computer Systems Design and Related Services - 0.1%
	Flextronics International Ltd.
455	4.63%, 02/15/2020 ■	441
680	5.00%, 02/15/2023 ■	658
	Lender Processing Services, Inc.
1,320	5.75%, 04/15/2023	1,403
		2,502
		3,483
Real Estate and Rental and Leasing - 0.8%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
4,000	3.63%, 04/15/2023	3,702

	Automotive Equipment Rental and Leasing - 0.0%
	Ashtead Capital, Inc.
295	6.50%, 07/15/2022 ■	307
	United Rentals North America, Inc.
139	5.75%, 07/15/2018	146
		453
	General Rental Centers - 0.2%
	ERAC USA Finance Co.
4,795	6.38%, 10/15/2017 ■	5,568

The accompanying notes are an integral part of these financial statements.

13

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Real Estate and Rental and Leasing - 0.8% - (continued)
	Industrial Machinery and Equipment Rental and Leasing - 0.5%
	Air Lease Corp.
$2,575	4.50%, 01/15/2016	$2,588
	International Lease Finance Corp.
13,570	5.88%, 04/01/2019	13,706
1,885	6.25%, 05/15/2019	1,937
1,597	8.88%, 09/01/2017	1,800
		20,031
		29,754
Retail Trade - 1.5%
	Automobile Dealers - 0.1%
	AutoNation, Inc.
2,685	5.50%, 02/01/2020 ‡	2,792

	Automotive Parts, Accessories and Tire Stores - 0.2%
	AutoZone, Inc.
9,535	3.70%, 04/15/2022 ‡	9,271

	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
3,474	6.75%, 05/01/2021 ■	3,691
1,962	7.50%, 03/15/2020 ■	2,100
		5,791
	Clothing Stores - 0.2%
	Ltd. Brands, Inc.
5,470	5.63%, 02/15/2022	5,552
370	6.95%, 03/01/2033	368
		5,920
	Direct Selling Establishments - 0.4%
	AmeriGas Partners L.P.
1,554	6.25%, 08/20/2019 ‡	1,562
	Energy Transfer Partners
5,965	3.60%, 02/01/2023	5,582
6,110	6.50%, 02/01/2042	6,516
		13,660
	Electronics and Appliance Stores - 0.1%
	Arcelik AS
2,810	5.00%, 04/03/2023 ■	2,515

	Other Miscellaneous Store Retailers - 0.4%
	Hutchinson Whampoa International 12 II Ltd.
10,500	2.00%, 11/08/2017 ■	10,195
	Sally Holdings LLC
1,515	5.75%, 06/01/2022	1,538
	Sotheby's
2,390	5.25%, 10/01/2022 ■	2,318
		14,051
		54,000
Transportation Equipment Manufacturing - 0.2%
	Railroad Rolling Stock Manufacturing - 0.1%
	Kansas City Southern de Mexico S.A. de C.V.
3,110	3.00%, 05/15/2023 ■	2,919
	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
3,925	6.88%, 03/15/2018	4,195
		7,114
Truck Transportation - 0.3%
	Specialized Freight Trucking - 0.3%
	Penske Truck Leasing Co.
10,465	2.88%, 07/17/2018 ■	10,569

Utilities - 1.2%
	Electric Generation, Transmission and Distribution - 1.2%
	AES (The) Corp.
890	9.75%, 04/15/2016 ‡	1,026
	Calpine Corp.
4,860	7.50%, 02/15/2021 ■	5,188
621	7.50%, 02/15/2021 §	663
1,408	7.88%, 01/15/2023 ■	1,514
	Carolina Power & Light Co.
2,065	4.10%, 05/15/2042	1,889
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	8,249
	Dolphin Subsidiary II, Inc.
6,895	7.25%, 10/15/2021	7,136
	EDP Finance B.V.
2,520	4.90%, 10/01/2019 ■	2,476
	MidAmerican Energy Holdings Co.
7,665	8.48%, 09/15/2028	10,256
	Pacific Gas & Electric Co.
3,708	8.25%, 10/15/2018	4,782
		43,179
Wholesale Trade - 0.3%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	Heineken N.V.
2,880	1.40%, 10/01/2017 ■	2,798
	SABMiller Holdings, Inc.
6,840	2.45%, 01/15/2017 ■	6,949
2,425	3.75%, 01/15/2022 ■	2,468
		12,215
	Total corporate bonds
	(cost $1,163,915)	$1,177,430

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
	Brazil - 0.1%
	Brazil (Republic of)
$2,375	5.88%, 01/15/2019	$2,705

	Mexico - 0.2%
	United Mexican States
7,260	4.75%, 03/08/2044	6,461

	Russia - 0.1%
	Russian Federation
4,400	3.25%, 04/04/2017 ■	4,526

	Total foreign government obligations
	(cost $14,360)	$13,692

The accompanying notes are an integral part of these financial statements.

14

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 1.1%
	General Obligations - 0.5%
	California State GO
$3,180	7.50%, 04/01/2034	$4,122
	California State GO, Taxable
10,720	7.55%, 04/01/2039 ╦Θ Ø	14,355
		18,477
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, System Facs Rev Build America Bonds
2,020	5.79%, 11/01/2041	2,297

	Tax Allocation - 0.0%
	Industry, CA, Urban Development Agency
275	6.10%, 05/01/2024	257

	Utilities - Electric - 0.3%
	Municipal Elec Auth Georgia
10,065	6.64%, 04/01/2057	10,859

	Utilities - Water and Sewer - 0.2%
	San Franciso City & County, CA, Public Utilities
7,820	6.00%, 11/01/2040	8,867

	Total municipal bonds
	(cost $38,503)	$40,757

SENIOR FLOATING RATE INTERESTS♦ - 4.6%
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Audio Visual Services Group, Inc.
$1,164	6.75%, 11/09/2018	$1,170
	ISS A/S
705	3.75%, 03/24/2018	703
		1,873
	Facilities Support Services - 0.0%
	Affinia Group, Inc.
685	4.75%, 04/25/2020	683
		2,556
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Delta Air Lines, Inc.
968	4.00%, 10/18/2018	966
	United Airlines, Inc.
1,460	4.00%, 04/01/2019	1,456
		2,422
Apparel Manufacturing - 0.0%
	Apparel Knitting Mills - 0.0%
	PVH Corp.
743	3.25%, 02/13/2020	741

Arts, Entertainment and Recreation - 0.4%
	Cable and Other Subscription Programming - 0.1%
	Cequel Communications LLC
504	3.50%, 02/14/2019	499
	CSC Holdings, Inc.
985	2.70%, 04/17/2020	973
	Kabel Deutschland Holding AG
695	3.25%, 02/01/2019	692
		2,164
	Gambling Industries - 0.2%
	Caesars Entertainment Operating Co., Inc.
2,599	4.44%, 01/28/2018	2,227
2,648	5.44%, 01/28/2018	2,336
	MGM Resorts International
1,378	3.50%, 12/20/2019	1,368
	Rock Ohio Caesars LLC
450	5.00%, 03/28/2019	449
	The Seminole Tribe of Florida, Inc.
1,500	3.03%, 04/29/2020	1,494
		7,874
	Newspaper, Periodical, Book and Database Publisher - 0.1%
	Tribune Co.
3,279	4.00%, 12/31/2019	3,258

	Radio and Television Broadcasting - 0.0%
	Sinclair Television Group, Inc.
653	3.00%, 04/09/2020	651

	Spectator Sports - 0.0%
	Penn National Gaming, Inc.
394	3.75%, 07/16/2018	395
		14,342
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
2,400	2.75%, 05/01/2020	2,391

Chemical Manufacturing - 0.2%
	Basic Chemical Manufacturing - 0.2%
	Huntsman International LLC, Extended Term Loan B
800	2.73%, 04/19/2017	798
	Pinnacle Operating Corp.
2,608	3.25%, 04/29/2020	2,589
893	4.75%, 11/15/2018	890
	PQ Corp.
1,343	4.50%, 08/07/2017	1,343
		5,620
	Other Chemical and Preparations Manufacturing - 0.0%
	Cytec Industries, Inc.
249	10/04/2019 ◊	248
	DuPont Performance Coatings, Inc.
294	4.75%, 02/01/2020	294
	Monarch, Inc.
481	10/04/2019 ◊	478
	Utex Industries, Inc.
245	4.75%, 04/10/2020	243
		1,263

The accompanying notes are an integral part of these financial statements.

15

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.6% - (continued)
Chemical Manufacturing - 0.2% - (continued)
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Tronox Pigments Holland
$1,115	4.50%, 03/19/2020	$1,118

		8,001
Computer and Electronic Product Manufacturing - 0.1%
	Computer and Peripheral - 0.1%
	CDW LLC
2,883	3.50%, 04/29/2020	2,842

	Semiconductor, Electronic Components - 0.0%
	NXP Semiconductors N.V.
1,577	4.75%, 01/10/2020	1,596
		4,438
Construction - 0.0%
	Construction - Other Specialty Trade Contractors - 0.0%
	Brand Energy & Infrastructure Services, Inc.
656	6.25%, 10/23/2018	660

	Other Heavy Construction - 0.0%
	Aluma Systems, Inc.
158	6.25%, 10/23/2018	158
		818
Educational Services - 0.0%
	Educational Support Services - 0.0%
	Bright Horizons Family Solutions, Inc.
323	4.00%, 01/30/2020	324

Finance and Insurance - 0.6%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
5,125	3.50%, 04/17/2020	5,097

	Agencies, Brokerages and Other Insurance - 0.1%
	Cooper Gay Swett & Crawford Ltd.
815	5.00%, 04/16/2020	811
	USI Insurance Services LLC
898	5.25%, 12/27/2019	899
		1,710
	Captive Auto Finance - 0.2%
	Chrysler Group LLC
4,331	4.25%, 05/24/2017	4,346
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
1,696	4.19%, 11/29/2013	1,654
		6,000
	Insurance Carriers - 0.0%
	Asurion LLC
1,101	4.50%, 05/24/2019	1,090

	Other Financial Investment Activities - 0.2%
	Nuveen Investments, Inc.
4,600	4.20%, 05/13/2017	4,558
	Ocwen Financial Corp.
420	5.00%, 02/15/2018	422
	Walter Investment Management
2,013	5.75%, 11/28/2017	2,014
		6,994
		20,891
Food Manufacturing - 0.2%
	Fruit and Vegetable Preserving and Specialty Foods - 0.0%
	Dole Food Co., Inc.
2,623	3.75%, 04/01/2020	2,608

	Other Food Manufacturing - 0.2%
	H. J. Heinz Co.
5,110	3.50%, 03/27/2020	5,104
	Hostess Brands, Inc.
365	6.75%, 04/09/2020	371
	U.S. Foodservice, Inc.
1,153	4.50%, 05/31/2021	1,139
		6,614
		9,222
Food Services - 0.1%
	Full-Service Restaurants - 0.1%
	OSI Restaurant Partners, Inc.
3,887	3.50%, 10/28/2019	3,871

Furniture and Related Product Manufacturing - 0.0%
	Household, Institution Furniture, Kitchen Cabinet - 0.0%
	Tempur-Pedic International, Inc.
1,018	3.50%, 12/31/2019	1,008

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
856	4.00%, 10/31/2019	848
		1,856
Health Care and Social Assistance - 0.1%
	General Medical and Surgical Hospitals - 0.1%
	HCA, Inc.
2,185	2.95%, 05/01/2018	2,173
1,275	3.03%, 03/31/2017	1,268
		3,441
	Scientific Research and Development Services - 0.0%
	IMS Health, Inc.
652	3.75%, 09/01/2017	652
		4,093
Information - 0.9%
	Cable and Other Program Distribution - 0.3%
	Charter Communications Operating LLC
3,075	03/31/2020 ◊☼	3,034
1,105	3.00%, 12/31/2020	1,094
	UPC Financing Partnership
1,165	3.25%, 06/30/2021	1,158
760	4.00%, 01/31/2021	759
	Virgin Media Finance plc
4,400	3.50%, 02/15/2020 ☼	4,348
		10,393
	Data Processing Services - 0.2%
	Emdeon, Inc.
1,440	3.75%, 11/02/2018	1,430

The accompanying notes are an integral part of these financial statements.

16

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.6% - (continued)
Information - 0.9% - (continued)
	Data Processing Services - 0.2% - (continued)
	First Data Corp.
$1,820	4.19%, 03/24/2017 - 09/24/2018	$1,774
	First Data Corp., Extended 1st Lien Term Loan
5,740	4.19%, 03/23/2018	5,589
		8,793
	Software Publishers - 0.2%
	Epicor Software Corp.
441	4.50%, 05/16/2018	441
	Infor (US), Inc.
1,896	5.25%, 04/05/2018	1,898
	Kronos, Inc.
2,129	4.50%, 10/30/2019	2,132
410	9.75%, 04/30/2020	420
	Web.com Group, Inc.
1,588	4.50%, 10/27/2017	1,597
		6,488
	Telecommunications - Other - 0.1%
	Nine Entertainment Group Ltd.
1,245	3.50%, 02/05/2020	1,237
	Sorenson Communications, Inc.
1,766	9.50%, 10/31/2014	1,760
		2,997
	Telecommunications - Wireless Carriers - 0.0%
	Alcatel-Lucent
493	7.25%, 01/30/2019	496
	Light Tower Fiber LLC
540	4.50%, 04/13/2020	536
	Syniverse Holdings, Inc.
1,040	4.00%, 04/23/2019	1,035
		2,067
	Wireless Communications Services - 0.1%
	Leap Wireless International, Inc.
2,750	4.75%, 03/08/2020	2,724
	Windstream Corp.
478	3.50%, 01/23/2020	477
		3,201
		33,939
Mining - 0.2%
	Metal Ore Mining - 0.1%
	Fortescue Metals Group Ltd.
2,630	5.25%, 10/18/2017	2,612

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
3,211	5.75%, 05/16/2018	3,194
		5,806
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
808	3.75%, 01/31/2020	805
	Doncasters plc
2,785	5.50%, 04/09/2020	2,778
	Hamilton Sundstrand Corp.
970	4.00%, 12/13/2019	961
	TransDigm Group, Inc.
218	3.75%, 02/28/2020	215
		4,759
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
1,737	4.75%, 09/28/2018	1,740
		6,499
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
1,511	2.95%, 12/29/2014	1,442
	Federal Mogul Corp., Tranche C Term Loan
771	2.95%, 12/28/2015	736
	Tower International, Inc.
1,415	5.75%, 04/23/2020	1,426
		3,604
Other Services - 0.0%
	Commercial/Industrial Machine and Equipment - 0.0%
	Apex Tool Group LLC
225	4.50%, 01/31/2020	225

Petroleum and Coal Products Manufacturing - 0.1%
	Oil and Gas Extraction - 0.1%
	Dynegy Power LLC
551	4.00%, 04/23/2020	546
	Ruby Western Pipeline Holdings LLC
1,400	3.50%, 03/27/2020	1,393
		1,939
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
830	6.25%, 04/04/2018	824

	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
3,745	4.50%, 04/30/2019	3,743

		4,567
Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Berry Plastics Group, Inc.
3,367	3.50%, 02/08/2020	3,326
	Consolidated Container Co.
1,191	5.00%, 07/03/2019	1,194
		4,520
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
5,250	3.75%, 03/10/2017	5,255

Professional, Scientific and Technical Services - 0.1%
	Professional Services - Computer System Design and Related - 0.1%
	MoneyGram International, Inc.
1,751	4.25%, 03/27/2020	1,752

The accompanying notes are an integral part of these financial statements.

17

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.6% - (continued)
Professional, Scientific and Technical Services - 0.1% - (continued)
	Professional Services - Computer System Design and Related - 0.1% - (continued)
	SunGard Data Systems, Inc.
$798	4.50%, 01/31/2020	$799
		2,551
Real Estate and Rental and Leasing - 0.0%
	Automotive Equipment Rental and Leasing - 0.0%
	The Hertz Corp.
928	3.00%, 03/11/2018	921

Retail Trade - 0.6%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
923	5.50%, 03/28/2019	931

	Building Material and Supplies Dealers - 0.0%
	American Builders & Contractors Supply Co.
940	3.50%, 04/16/2020	932

	Department Stores - 0.1%
	Neiman (The) Marcus Group, Inc.
2,835	4.00%, 05/16/2018	2,824

	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
1,080	4.50%, 04/23/2020	1,077

	Other Miscellaneous Store Retailers - 0.1%
	Aramark Corp.
2,520	3.78%, 07/26/2016	2,518
645	4.00%, 09/09/2019	643
	Rite Aid Corp.
708	4.00%, 02/21/2020	705
250	5.75%, 08/21/2020	253
		4,119
	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
5,965	3.75%, 04/02/2020	5,922

	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	EB Sports Corp.
5,188	11.50%, 12/31/2015 Þ	5,136
	Michaels Stores, Inc.
1,025	3.75%, 01/28/2020	1,021
		6,157
		21,962
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
652	5.00%, 09/09/2017	641

Utilities - 0.1%
	Electric Generation, Transmission and Distribution - 0.1%
	Star West Generation LLC
3,015	4.25%, 03/13/2020	3,019

	Total senior floating rate interests
	(cost $171,848)	171,414

U.S. GOVERNMENT AGENCIES - 57.0%
	FHLMC - 5.3%
$6,409	0.50%, 01/15/2039 ►	$781
33,526	2.08%, 08/25/2018 ►	2,912
75,379	2.49%, 10/25/2020 ►	1,375
70,000	3.50%, 07/15/2043 ☼	70,897
18,017	4.00%, 08/01/2025 - 07/15/2043 ‡☼	19,158
61,819	5.50%, 10/01/2018 - 06/01/2041 ‡	66,539
19,774	6.00%, 04/01/2017 - 11/01/2037	21,606
8,450	6.03%, 05/15/2037 ►	1,444
999	6.50%, 07/01/2031 - 12/01/2037	1,110
31,637	6.61%, 01/15/2041 ►	4,815
5	7.50%, 09/01/2029 - 11/01/2031	6
15,560	14.18%, 12/15/2036 ►	2,295
		192,938
	FNMA - 29.7%
7,739	2.14%, 11/01/2022	7,273
10,846	2.15%, 10/01/2022	10,267
5,192	2.20%, 12/01/2022	4,897
3,014	2.28%, 11/01/2022	2,859
2,554	2.34%, 11/01/2022	2,431
2,306	2.40%, 10/01/2022	2,208
2,013	2.42%, 11/01/2022	1,929
2,066	2.47%, 11/01/2022	1,985
72,740	2.50%, 07/12/2028 ☼	73,161
141,920	3.00%, 07/15/2028 - 07/15/2043 ☼	140,518
486,200	3.50%, 08/15/2025 - 07/15/2043 ☼	494,225
9,498	3.97%, 06/25/2042 ►	1,677
125,432	4.00%, 06/01/2025 - 07/15/2043 ☼	130,942
62,901	4.50%, 04/01/2025 - 07/15/2043 ☼	66,788
72,424	5.00%, 02/01/2018 - 04/25/2038 ‡	78,014
48,821	5.50%, 12/01/2013 - 01/01/2037 ‡	53,193
11,836	6.00%, 11/01/2013 - 02/01/2037	12,970
24	6.50%, 11/01/2014 - 07/01/2032	26
435	7.00%, 02/01/2016 - 10/01/2037	506
339	7.50%, 11/01/2015 - 05/01/2032	385
2	8.00%, 04/01/2032	2
15,950	9.69%, 11/25/2039 ►	2,622
16,049	11.58%, 10/25/2036 ►	2,838
23,646	14.35%, 09/25/2040 ►	3,244
		1,094,960
	GNMA - 22.0%
85,300	3.00%, 07/15/2043 ☼	84,327
211,887	3.50%, 12/15/2040 - 07/15/2043 ☼	217,794
181,503	4.00%, 07/20/2040 - 07/15/2043 ‡☼	191,288
170,400	4.50%, 11/15/2039 - 09/20/2041 ‡	183,455
64,601	5.00%, 08/15/2039 - 06/20/2040 ‡	71,055
9,263	5.50%, 03/15/2033 - 10/20/2034	10,331
41,699	6.00%, 12/15/2023 - 07/15/2043 ☼	46,301
6,212	6.50%, 06/15/2028 - 09/15/2032	7,020
21	7.00%, 06/20/2030 - 08/15/2031	25

The accompanying notes are an integral part of these financial statements.

18

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 57.0% - (continued)
	GNMA - 22.0% - (continued)
$1	8.50%, 11/15/2024	$1
		811,597
	Total U.S. government agencies
	(cost $2,106,829)	$2,099,495

U.S. GOVERNMENT SECURITIES - 14.7%
U.S. Treasury Securities - 14.7%
	U.S. Treasury Bonds - 4.8%
$67,410	2.88%, 05/15/2043 □‡	$59,658
20,138	3.13%, 11/15/2041 ‡	18,879
30,512	4.38%, 05/15/2041 ‡	35,785
49,873	4.75%, 02/15/2041 ‡	61,983
		176,305
	U.S. Treasury Notes - 9.9%
311,838	0.88%, 01/31/2017 - 04/30/2017 ‡	310,287
9,319	1.00%, 10/31/2016 □	9,374
14,675	1.88%, 09/30/2017 ‡	15,111
10,000	2.00%, 04/30/2016 ‡	10,384
16,975	3.13%, 04/30/2017 ‡	18,329
		363,485
		539,790
	Total U.S. government securities
	(cost $553,449)	$539,790

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Interest Rate Contracts - 0.0%
	Interest Rate Swaption USD
13,480	Expiration: 04/17/2023, Exercise Rate: 3.46%	$2,085

	Total put options purchased
	(cost $1,961)	$2,085

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Banks - 0.0%
2	U.S. Bancorp	$1,931

	Other Diversified Financial Services - 0.1%
122	Citigroup Capital XIII	3,391

	Total preferred stocks
	(cost $4,974)	$5,322

	Total long-term investments
	(cost $4,654,267)	$4,652,831

SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 4.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $582, collateralized by GNMA 3.00%, 2042, value of $592)
$582	0.13%, 6/28/2013		$582
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in
the amount of $12,372, collateralized by
FHLMC 4.00% - 5.00%, 2023 - 2025,
FNMA 2.00% - 5.00%, 2022 - 2042,
GNMA 2.00% - 5.00%, 2041 - 2043,
	value of $12,587)
12,372	0.15%, 6/28/2013		12,372
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in
the amount of $24,036, collateralized by
FHLB 0.38%, 2015, FHLMC 0.38%,
2014, FNMA 0.50% - 5.50%, 2015 -
	2042, value of $24,461)
24,036	0.12%, 6/28/2013		24,036
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $16,657, collateralized by U.S. Treasury Note 3.13%, 2021, value of $16,931)
16,657	0.10%, 6/28/2013		16,657
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $49,085,
collateralized by U.S. Treasury Bill
0.85%, 2013, U.S. Treasury Note 0.63% -
	3.25%, 2013 - 2018, value of $49,823)
49,085	0.10%, 6/28/2013		49,085
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $582, collateralized by FNMA 4.50%, 2035, value of $592)
582	0.25%, 6/28/2013		582
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $19,685, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $20,078)
19,684	0.10%, 6/28/2013		19,684
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $34,714, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $35,305)
34,713	0.12%, 6/28/2013		34,713
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $501, collateralized by U.S. Treasury Note 0.63%, 2014, value of $511)
501	0.09%, 6/28/2013		501
			158,212
	Total short-term investments
	(cost $158,212)		$158,212

	Total investments
	(cost $4,812,479) ▲	130.6%	$4,811,043
	Other assets and liabilities	(30.6)%	(1,128,413)
	Total net assets	100.0%	$3,682,630

The accompanying notes are an integral part of these financial statements.

19

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $4,821,792 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$84,858
Unrealized Depreciation	(95,607)
Net Unrealized Depreciation	$(10,749)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2013.

Þ	This security may pay interest in additional principal instead of cash.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at June 30, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $414,277, which represents 11.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $663, which rounds to zero percent of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,086,092 at June 30, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $19,030 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $8,807, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

The accompanying notes are an integral part of these financial statements.

20

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2013 as listed in the table below:

Futures Contracts Outstanding at June 30, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Long Gilt Future	117	09/26/2013	$19,819	$19,913	$94
U.S. Treasury 2-Year Note Future	1,094	09/30/2013	240,887	240,680	(207)
U.S. Treasury 5-Year Note Future	3,202	09/30/2013	392,204	387,592	(4,612)
					$(4,725)
Short position contracts:
Euro-BUND Future	120	09/06/2013	$22,004	$22,105	$(101)
Japan 10-Year Bond Future	120	09/10/2013	173,230	172,656	574
U.S. Treasury 10-Year Note Future	3,905	09/19/2013	498,942	494,227	4,715
U.S. Treasury 30-Year Bond Future	23	09/19/2013	3,200	3,124	76
U.S. Treasury CME Ultra Long Term Bond Future	215	09/19/2013	32,120	31,672	448
					$5,712
					$987

*	The number of contracts does not omit 000's.

Θ	At June 30, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at June 30, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
CDX.NA.IG.20 (CSI)	Credit	0.85%	07/17/2013	189,450,000	$292	$664	$372
CDX.NA.IG.20 (CSI)	Credit	1.00%	07/17/2013	275,130,000	1,752	1,306	(446)
					$2,044	$1,970	$(74)

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Ø	At June 30, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at June 30, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
CDX.NA.IG.20 (CSI)	Credit	0.85%	07/17/2013	189,450,000	$566	$379	$(187)
CDX.NA.IG.20 (CSI)	Credit	1.00%	07/17/2013	275,130,000	213	377	164
					$779	$756	$(23)

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of these financial statements.

21

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at June 30, 2013

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY		$5,878	(0.32)%	07/25/45	$2,193	$1,761	$(432)
ABX.HE.AAA.06	BCLY		12,488	(0.18)%	07/25/45	1,306	445	(861)
ABX.HE.AAA.06	BOA		6,262	(0.18)%	07/25/45	340	223	(117)
ABX.HE.AAA.06	GSC		3,542	(0.18)%	07/25/45	290	126	(164)
ABX.HE.AAA.06	JPM		1,675	(0.18)%	07/25/45	63	60	(3)
ABX.HE.AAA.06	JPM		671	(0.18)%	07/25/45	24	24	–
ABX.HE.AAA.06	MSC		4,740	(0.18)%	07/25/45	388	169	(219)
ABX.HE.PENAAA.06	BCLY		1,418	(0.11)%	05/25/46	232	303	71
ABX.HE.PENAAA.06	BOA		2,802	(0.11)%	05/25/46	638	599	(39)
ABX.HE.PENAAA.06	GSC		2,638	(0.11)%	05/25/46	660	564	(96)
ABX.HE.PENAAA.06	JPM		211	(0.11)%	05/25/46	38	45	7
ABX.HE.PENAAA.06	JPM		4,881	(0.11)%	05/25/46	1,192	1,044	(148)
ABX.HE.PENAAA.06	MSC		1,171	(0.11)%	05/25/46	208	250	42
ABX.HE.PENAAA.06	MSC		3,323	(0.11)%	05/25/46	806	710	(96)
ABX.HE.PENAAA.07	BCLY		225	(0.09)%	08/25/37	74	82	8
ABX.HE.PENAAA.07	JPM		272	(0.09)%	08/25/37	94	99	5
ABX.HE.PENAAA.07	JPM		5,363	(0.09)%	08/25/37	2,206	1,956	(250)
CDX.NA.HY.20	BOA		22,100	(5.00)%	06/20/18	(1,271)	(669)	602
CDX.NA.HY.20	CSI		64,120	(5.00)%	06/20/18	(3,691)	(1,941)	1,750
CDX.NA.HY.20	GSC		59,040	(5.00)%	06/20/18	(1,937)	(1,787)	150
CDX.NA.HY.20	JPM		29,415	(5.00)%	06/20/18	(1,107)	(890)	217
CDX.NA.HY.20	MSC		25,160	(5.00)%	06/20/18	(636)	(762)	(126)
CDX.NA.HY.20	MSC		18,555	(5.00)%	06/20/18	(767)	(562)	205
CDX.NA.IG.20	CSI		138,140	(1.00)%	06/20/18	(953)	(849)	104
CDX.NA.IG.20	GSC		38,715	(1.00)%	06/20/18	(325)	(238)	87
CDX.NA.IG.20	MSC		134,125	(1.00)%	06/20/18	(1,467)	(824)	643
CMBX.NA.A.1	BOA		2,910	(0.35)%	10/12/52	928	1,186	258
CMBX.NA.A.1	DEUT		5,450	(0.35)%	10/12/52	2,518	2,221	(297)
CMBX.NA.A.1	GSC		2,510	(0.35)%	10/12/52	1,136	1,023	(113)
CMBX.NA.A.1	MSC		1,025	(0.35)%	10/12/52	425	418	(7)
CMBX.NA.AA.1	CSI		6,640	(0.25)%	10/12/52	1,519	1,415	(104)
CMBX.NA.AA.1	DEUT		6,550	(0.25)%	10/12/52	1,384	1,396	12
CMBX.NA.AA.1	UBS		17,925	(0.25)%	10/12/52	4,066	3,820	(246)
CMBX.NA.AA.2	BOA		425	(0.15)%	03/15/49	165	163	(2)
CMBX.NA.AA.2	BOA		7,960	(0.15)%	03/15/49	3,025	3,050	25
CMBX.NA.AA.2	GSC		815	(0.15)%	03/15/49	321	312	(9)
CMBX.NA.AA.2	JPM		1,025	(0.15)%	03/15/49	387	393	6
CMBX.NA.AA.2	MSC		2,670	(0.15)%	03/15/49	1,060	1,023	(37)
CMBX.NA.AJ.1	DEUT		1,430	(0.84)%	10/12/52	100	117	17
CMBX.NA.AJ.1	JPM		510	(0.84)%	10/12/52	36	42	6
CMBX.NA.AJ.1	MSC		2,550	(0.84)%	10/12/52	179	208	29
CMBX.NA.AJ.4	MSC		4,210	(0.96)%	02/17/51	1,647	1,259	(388)
CMBX.NA.AM.2	CSI		7,960	(0.50)%	03/15/49	487	527	40
CMBX.NA.AM.2	DEUT		7,960	(0.50)%	03/15/49	457	527	70
CMBX.NA.AM.2	MSC		2,050	(0.50)%	03/15/49	101	136	35
CMBX.NA.AM.3	CSI		7,460	(0.50)%	12/13/49	746	832	86
CMBX.NA.AM.3	MSC		960	(0.50)%	12/13/49	87	107	20
CMBX.NA.AM.4	BOA		1,910	(0.50)%	02/17/51	229	229	–
CMBX.NA.AM.4	GSC		1,845	(0.50)%	02/17/51	231	231	–
CMBX.NA.AM.4	MSC		960	(0.50)%	02/17/51	97	116	19
CMBX.NA.AM.4	MSC		7,460	(0.50)%	02/17/51	1,672	897	(775)
ITRX.XOV.19	DEUT	EUR	9,035	(5.00)%	06/20/18	(572)	(109)	463
ITRX.XOV.19	GSC	EUR	8,325	(5.00)%	06/20/18	(397)	(102)	295
ITRX.XOV.19	GSC	EUR	5,220	(5.00)%	06/20/18	(28)	(63)	(35)
ITRX.XOV.19	MSC	EUR	25,375	(5.00)%	06/20/18	$(593)	$(309)	$284

The accompanying notes are an integral part of these financial statements.

22

Credit Default Swap Contracts Outstanding at June 30, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
Total					$20,011	$21,003	$992
Sell protection:
ABX.HE.AAA.06	CSI	$2,258	0.11%	05/25/46	$(734)	$(666)	$68
ABX.HE.AAA.06	JPM	582	0.11%	05/25/46	(171)	(172)	(1)
ABX.HE.AAA.06	JPM	2,258	0.11%	05/25/46	(732)	(666)	66
CDX.EM.19	DEUT	81,090	5.00%	06/20/18	10,557	6,466	(4,091)
CDX.EM.19	GSC	5,135	5.00%	06/20/18	667	409	(258)
CDX.NA.IG.20	CSI	17,175	1.00%	06/20/18	166	106	(60)
CDX.NA.IG.20	CSI	74,740	1.00%	06/20/18	342	459	117
CMBX.NA. BBB-.6	CSI	5,240	3.00%	05/11/63	(366)	(525)	(159)
CMBX.NA.AA.4	MSC	12,575	1.65%	02/17/51	(7,903)	(7,762)	141
CMBX.NA.AAA.3	JPM	830	0.08%	12/13/49	(22)	(34)	(12)
CMBX.NA.AAA.3	JPM	6,400	0.08%	12/13/49	(368)	(266)	102
CMBX.NA.AAA.6	BOA	3,805	0.50%	05/11/63	(130)	(213)	(83)
CMBX.NA.AAA.6	CSI	40,600	0.50%	05/11/63	(1,078)	(2,276)	(1,198)
CMBX.NA.AAA.6	DEUT	12,125	0.50%	05/11/63	(296)	(680)	(384)
CMBX.NA.AAA.6	JPM	3,475	0.50%	05/11/63	(115)	(195)	(80)
CMBX.NA.AAA.6	UBS	26,840	0.50%	05/11/63	(676)	(1,505)	(829)
CMBX.NA.AJ.3	CSI	6,170	1.47%	12/13/49	(1,935)	(1,794)	141
CMBX.NA.AJ.3	MSC	1,290	1.47%	12/13/49	(403)	(375)	28
CMBX.NA.AJ.3	MSC	1,685	1.47%	12/13/49	(489)	(490)	(1)
CMBX.NA.AJ.3	UBS	5,475	1.47%	12/13/49	(2,154)	(1,592)	562
CMBX.NA.BB. 6	UBS	1,980	5.00%	05/11/63	(83)	(190)	(107)
CMBX.NA.BB.6	CSI	4,655	5.00%	05/11/63	(211)	(446)	(235)
CMBX.NA.BB.6	MSC	2,335	5.00%	05/11/63	(150)	(224)	(74)
CMBX.NA.BB.6	UBS	3,520	5.00%	05/11/63	85	(338)	(423)
CMBX.NA.BBB-.6	BCLY	1,880	3.00%	05/11/63	(56)	(188)	(132)
CMBX.NA.BBB-.6	CSI	6,715	3.00%	05/11/63	18	(673)	(691)
CMBX.NA.BBB-.6	DEUT	5,031	3.00%	05/11/63	(144)	(504)	(360)
CMBX.NA.BBB-.6	MSC	1,745	3.00%	05/11/63	(100)	(175)	(75)
PrimeX.ARM.1	MSC	2,895	4.42%	06/25/36	84	293	209
PrimeX.ARM.1	MSC	255	4.42%	06/25/36	27	26	(1)
PrimeX.ARM.2	MSC	8,926	4.58%	06/25/36	(655)	257	912
PrimeX.ARM.2	MSC	1,164	4.58%	12/25/37	38	33	(5)
Total					$(6,987)	$(13,900)	$(6,913)
Total traded indices					$13,024	$7,103	$(5,921)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Interest Rate Swap Contracts Outstanding at June 30, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
DEUT	3M LIBOR	2.82% Fixed		$3,250	04/17/43	$–	$(402)	$(402)
GSC	1.73% Fixed	6M EURIBOR	EUR	41,700	01/09/23	–	1,132	1,132
JPM	3M STIBOR	2.16% Fixed	SEK	447,800	01/09/23	–	(3,106)	(3,106)
						$–	$(2,376)	$(2,376)

*	Notional shown in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of these financial statements.

23

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Spreadlock Swap Contracts Outstanding at June 30, 2013

Counterparty	Strike	Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	80.0 bps Fixed*	$319,000	09/20/13	$–	$683	$683

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than 0.80%, the Fund will receive money from the counterparty based on this differential. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.80%, the Fund will pay the counterparty.

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	08/02/2013	GSC	$4,902	$4,419	$(483)
BRL	Buy	08/02/2013	UBS	4,808	4,419	(389)
EUR	Buy	07/01/2013	JPM	10	10	–
GBP	Buy	07/01/2013	JPM	30	30	–
JPY	Buy	07/01/2013	JPM	12	12	–
						$(872)

Securities Sold Short Outstanding at June 30, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.50%	$49,800	08/15/2039	$53,566	$(160)
FNMA TBA, 4.00%	59,000	07/15/2043	61,464	763
FNMA TBA, 5.00%	58,000	07/15/2041	62,418	(77)
FNMA TBA, 5.50%	28,400	07/15/2043	30,845	(111)
GNMA TBA, 3.00%	108,200	07/15/2042	107,000	3,342
GNMA TBA, 3.50%	207,800	07/15/2043	213,157	4,368
GNMA TBA, 4.00%	21,900	07/15/2043	22,954	296
GNMA TBA, 4.50%	37,400	07/15/2043	39,870	143
			$591,274	$8,564

At June 30, 2013, the aggregate value of these securities represents 16.1% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

24

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate

The accompanying notes are an integral part of these financial statements.

25

Hartford Total Return Bond HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$602,846	$–	$520,477	$82,369
Corporate Bonds	1,177,430	–	1,170,417	7,013
Foreign Government Obligations	13,692	–	13,692	–
Municipal Bonds	40,757	–	40,757	–
Preferred Stocks	5,322	3,391	1,931	–
Put Options Purchased	2,085	–	2,085	–
Senior Floating Rate Interests	171,414	–	171,414	–
U.S. Government Agencies	2,099,495	–	2,099,495	–
U.S. Government Securities	539,790	59,658	480,132	–
Short-Term Investments	158,212	–	158,212	–
Total	$4,811,043	$63,049	$4,658,612	$89,382
Credit Default Swaps *	7,902	–	7,902	–
Foreign Currency Contracts *	–	–	–	–
Futures *	5,907	5,907	–	–
Interest Rate Swaps *	1,132	–	1,132	–
Spreadlock Swaps *	683	–	683	–
Written Options *	536	–	536	–
Total	$16,160	$5,907	$10,253	$–
Liabilities:
Securities Sold Short	$591,274	$–	$591,274	$–
Total	$591,274	$–	$591,274	$–
Credit Default Swaps *	13,823	–	13,823	–
Foreign Currency Contracts *	872	–	872	–
Futures *	4,920	4,920	–	–
Interest Rate Swaps *	3,508	–	3,508	–
Written Options *	633	–	633	–
Total	$23,756	$4,920	$18,836	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$90,626	$8,779	$(2,169	)†	$3,906	$37,048	$(41,913)	$—	$(13,908)	$82,369
Corporate Bonds	8,928	81	(419	)‡	(2)	41	(1,616)	—	—	7,013
Total	$99,554	$8,860	$(2,588)		$3,904	$37,089	$(43,529)	$—	$(13,908)	$89,382

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $704.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $(419).

The accompanying notes are an integral part of these financial statements.

26

Hartford Total Return Bond HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $4,812,479)	$4,811,043
Cash	5,755
Unrealized appreciation on foreign currency contracts	—
Unrealized appreciation on swap contracts	9,717
Receivables:
Investment securities sold	1,314,240
Fund shares sold	2,168
Dividends and interest	24,015
Variation margin	402
Swap premiums paid	45,739
Other assets	4
Total assets	6,213,083
Liabilities:
Unrealized depreciation on foreign currency contracts	872
Unrealized depreciation on swap contracts	17,331
Securities sold short, at market value (proceeds $599,838)	591,274
Payables:
Investment securities purchased	1,861,993
Fund shares redeemed	3,386
Collateral received from broker	19,030
Variation margin	371
Investment management fees	278
Distribution fees	19
Other liabilities	44
Accrued expenses	317
Swap premiums received	32,715
Written options (proceeds $2,726)	2,823
Total liabilities	2,530,453
Net assets	$3,682,630
Summary of Net Assets:
Capital stock and paid-in-capital	$3,495,312
Undistributed net investment income	203,012
Accumulated net realized loss	(15,211)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(483)
Net assets	$3,682,630
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$11.64
Shares outstanding	275,211
Net assets	$3,202,431
Class IB: Net asset value per share	$11.54
Shares outstanding	41,614
Net assets	$480,199

The accompanying notes are an integral part of these financial statements.

27

Hartford Total Return Bond HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$159
Interest	62,738
Less: Foreign tax withheld	1
Total investment income, net	62,898

Expenses:
Investment management fees	9,006
Transfer agent fees	2
Distribution fees - Class IB	658
Custodian fees	31
Accounting services fees	392
Board of Directors' fees	54
Audit fees	19
Other expenses	383
Total expenses (before fees paid indirectly)	10,545
Custodian fee offset	—
Total fees paid indirectly	—
Total expenses, net	10,545
Net Investment Income	52,353

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	11,545
Net realized gain on purchased options	1,850
Net realized gain on securities sold short	13,449
Net realized gain on futures	11,884
Net realized loss on swap contracts	(13,268)
Net realized gain on foreign currency contracts	105
Net realized loss on other foreign currency transactions	(96)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	25,469

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(186,678)
Net unrealized depreciation of purchased options	(542)
Net unrealized appreciation of securities sold short	9,123
Net unrealized depreciation of futures	(1,804)
Net unrealized depreciation of written options	(97)
Net unrealized depreciation of swap contracts	(9,187)
Net unrealized depreciation of foreign currency contracts	(1,383)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(14)
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(190,582)
Net Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(165,113)
Net Decrease in Net Assets Resulting from Operations	$(112,760)

The accompanying notes are an integral part of these financial statements.

28

Hartford Total Return Bond HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$52,353	$127,213
Net realized gain on investments, other financial instruments and foreign currency transactions	25,469	150,173
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(190,582)	32,054
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,760)	309,440
Distributions to Shareholders:
From net investment income
Class IA	—	(149,453)
Class IB	—	(22,764)
Total distributions	—	(172,217)
Capital Share Transactions:
Class IA
Sold	206,632	332,218
Issued on reinvestment of distributions	—	149,453
Redeemed	(479,419)	(745,553)
Total capital share transactions	(272,787)	(263,882)
Class IB
Sold	31,403	85,231
Issued on reinvestment of distributions	—	22,764
Redeemed	(102,011)	(193,845)
Total capital share transactions	(70,608)	(85,850)
Net decrease from capital share transactions	(343,395)	(349,732)
Net Decrease in Net Assets	(456,155)	(212,509)
Net Assets:
Beginning of period	4,138,785	4,351,294
End of period	$3,682,630	$4,138,785
Undistributed (distribution in excess of) net investment income	$203,012	$150,659
Shares:
Class IA
Sold	17,348	27,974
Issued on reinvestment of distributions	—	12,783
Redeemed	(39,995)	(62,562)
Total share activity	(22,647)	(21,805)
Class IB
Sold	2,640	7,217
Issued on reinvestment of distributions	—	1,959
Redeemed	(8,578)	(16,407)
Total share activity	(5,938)	(7,231)

The accompanying notes are an integral part of these financial statements.

29

Hartford Total Return Bond HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Total Return Bond HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using

30

market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling and trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the bond’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which averages the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

31

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price. For more information on specific valuation techniques and unobservable inputs, please see table below titled "Quantitative Information about Level 3 Fair Value Measurements".

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

32

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique	Unobservable Input(1)	Range (Weighted Average(2) )	Fair Value at June 30, 2013
Asset & Commercial Mortgage Backed Securities:
Third party vendor	Prior day valuation	Not Applicable	$1,359
Discounted cash flow	Internal rate of return Life expectancy (in months)	2.1% - 8.6% (4.8%) 69-296 (187)	77,921
Indicative market quotations	Broker Quote(3)	Not Applicable	3,089
Corporate Bonds:
Third party vendor	Prior day valuation	Not Applicable	240
Indicative market quotations	Broker Quote(3)	Not Applicable	6,773
Total			$89,382

(1) Significant changes to any unobservable inputs may result in a significant change to the fair value.

(2) Unless otherwise noted, inputs were weighted based on the fair value of the investments included in the range.

(3) For investments priced using indicative market quotes, these quotes represent the best available estimate of fair value as of June 30, 2013.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations, as applicable.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

33

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid

34

pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of June 30, 2013.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although the Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, the Fund realizes a gain or loss. In a TBA roll transaction, the Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund records dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had open dollar roll transactions as of June 30, 2013.

d)	Senior Floating Rate Interests – The Fund, as shown on the Schedule of Investments, invests in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any

35

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

e)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange.

36

Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Fund, as shown on the  Schedule of Investments, had outstanding futures contracts as of June 30, 2013.

c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the Schedule of Investments, had outstanding purchased options and written options contracts as of June 30, 2013. Transactions involving written options contracts during the six-month period ended June 30, 2013, are summarized below:

37

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Options Contract Activity During the Six-month Period Ended June 30, 2013
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	—	$—
Written	464,580,000	1,970
Expired	—	—
Closed	—	—
Exercised	—	—
End of period	464,580,000	$1,970

Options Contract Activity During the Six-month Period Ended June 30, 2013
Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	—	$—
Written	464,580,000	756
Expired	—	—
Closed	—	—
Exercised	—	—
End of period	464,580,000	$756

* The number of contracts does not omit 000's.

d)	Swap Contracts – The Fund may invest in swap contracts. Swap contracts are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap and net periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations. Entering into these contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Contracts – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

38

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of period-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swaps as of June 30, 2013.

Interest Rate Swap Contracts – The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or inflation benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a “notional principal amount”, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When the interest rate swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The Fund, as shown on the Schedule of Investments, had outstanding interest rate swaps as of June 30, 2013.

Spreadlock Swap Contracts – The Fund may invest in spreadlock swap contracts. These contracts involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread at a specific forward date. The Fund, as shown on the Schedule of Investments, had outstanding spreadlock swaps as of June 30, 2013.

39

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

e)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$2,085	$—	$—	$—	$—	$—	$2,085
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on swap contracts	1,815	—	7,902	—	—	—	9,717
Variation margin receivable *	402	—	—	—	—	—	402
Total	$4,302	$—	$7,902	$—	$—	$—	$12,204

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$872	$—	$—	$—	$—	$872
Unrealized depreciation on swap contracts	3,508	—	13,823	—	—	—	17,331
Variation margin payable *	371	—	—	—	—	—	371
Written options, market value	—	—	2,823	—	—	—	2,823
Total	$3,137	$872	$16,646	$—	$—	$—	$21,397

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $987 as reported in the Schedule of Investments.

The ratio of futures contracts to net assets at June 30, 2013 was 27.09%, compared to the six-month period ended June 30, 2013 average ratio of futures contracts to net assets of 21.98%. The volume of other derivatives that are presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on purchased options	$932	$918	$—	$—	$—	$—	$1,850
Net realized gain on futures	11,884	—	—	—	—	—	11,884
Net realized gain (loss) on swap contracts	1,307	—	(14,575)	—	—	—	(13,268)
Net realized gain on foreign currency contracts	—	105	—	—	—	—	105
Total	$14,123	$1,023	$(14,575)	$—	$—	$—	$571

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$(372)	$(170)	$—	$—	$—	$—	$(542)
Net change in unrealized depreciation of futures	(1,804)	—	—	—	—	—	(1,804)
Net change in unrealized depreciation of written options	—	—	(97)	—	—	—	(97)
Net change in unrealized depreciation of swap contracts	(1,736)	—	(7,451)	—	—	—	(9,187)
Net change in unrealized depreciation of foreign currency contracts	—	(1,383)	—	—	—	—	(1,383)
Total	$(3,912)	$(1,553)	$(7,548)	$—	$—	$—	$(13,013)

40

f)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Futures contracts - Variation margin receivable	$402	$—	$402	$—	$—	$402
Purchased options at market value	2,085	—	2,085	—	—	2,085
Repurchase Agreements	158,212	—	158,212	—	(160,880)	—
Swap contracts at market value	39,972	—	39,972	(22,167)	(27,837)	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Total subject to a master netting or similar arrangement	$200,671	$—	$200,671	$(22,167)	$(188,717)	$2,487

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2013:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Pledged	Net Amount (not less than 0)
Futures – Variation margin payable	$371	$—	$371	$—	$(10,134)	$—
Swap contracts at market value	34,562	—	34,562	(22,167)	—	12,395
Unrealized depreciation on foreign currency contracts	872	—	872	—	—	872
Written options at market value	2,823	—	2,823	—	—	2,823
Total subject to a master netting or similar arrangement	$38,628	$—	$38,628	$(22,167)	$(10,134)	$16,090

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income

41

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests, and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$172,217	$9,707

42

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$150,659
Accumulated Capital and Other Losses*	(28,692)
Unrealized Appreciation†	178,111
Total Accumulated Earnings	$300,078

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$23,451
Accumulated Net Realized Gain (Loss)	(23,451)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$28,692
Total	$28,692

During the year ended December 31, 2012, the Fund utilized $121,285 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized

43

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $1.5 billion	0.4500%
On next $2.5 billion	0.4450%
On next $5 billion	0.4300%
Over $10 billion	0.4200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

44

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.50%
Class IB	0.75

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$9,853,953
Sales Proceeds Excluding U.S. Government Obligations	9,629,166
Cost of Purchases for U.S. Government Obligations	709,723
Sales Proceeds for U.S. Government Obligations	768,138

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment

45

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

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47

Hartford Total Return Bond HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited) (E)
IA	$11.99	$0.16	$(0.51)	$(0.35)	$–	$–	$–	$–	$11.64
IB	11.91	0.14	(0.51)	(0.37)	–	–	–	–	11.54

For the Year Ended December 31, 2012
IA	11.63	0.41	0.45	0.86	(0.50)	–	–	(0.50)	11.99
IB	11.55	0.40	0.43	0.83	(0.47)	–	–	(0.47)	11.91

For the Year Ended December 31, 2011
IA	10.90	0.44	0.31	0.75	(0.02)	–	–	(0.02)	11.63
IB	10.84	0.42	0.31	0.73	(0.02)	–	–	(0.02)	11.55

For the Year Ended December 31, 2010
IA	10.58	0.45	0.34	0.79	(0.47)	–	–	(0.47)	10.90
IB	10.53	0.44	0.31	0.75	(0.44)	–	–	(0.44)	10.84

For the Year Ended December 31, 2009
IA	9.54	0.46	0.98	1.44	(0.40)	–	–	(0.40)	10.58
IB	9.50	0.46	0.95	1.41	(0.38)	–	–	(0.38)	10.53

For the Year Ended December 31, 2008
IA	11.15	0.62	(1.49)	(0.87)	(0.74)	–	–	(0.74)	9.54
IB	11.09	0.67	(1.55)	(0.88)	(0.71)	–	–	(0.71)	9.50

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Per share amounts have been calculated using the average shares method.
(F)	Not annualized.
(G)	Annualized.

48

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

(2.98	)%(F)	$3,202,431	0.50	%(G)	0.50	%(G)	2.70	%(G)	49%
(3.10	)(F)	480,199	0.75	(G)	0.75	(G)	2.45	(G)	–

7.54		3,572,511	0.50		0.50		3.01		88
7.27		566,274	0.75		0.75		2.76		–

6.99		3,718,609	0.49		0.49		3.60		107
6.72		632,685	0.74		0.74		3.35		–

7.51		4,026,583	0.50		0.50		3.90		188
7.25		722,317	0.75		0.75		3.65		–

15.01		3,902,957	0.51		0.51		4.67		215
14.72		789,541	0.76		0.76		4.42		–

(7.62)		3,167,919	0.49		0.49		5.54		173
(7.85)		740,580	0.74		0.74		5.27		–

49

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

50

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1)	Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

51

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

52

Hartford Total Return Bond HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$970.20	$2.44	$1,000.00	$1,022.32	$2.51	0.50%	181	365
Class IB	$1,000.00	$969.00	$3.66	$1,000.00	$1,021.08	$3.76	0.75%	181	365

53

Hartford Total Return Bond HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Fixed Income Risk: The Fund is subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise) and credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due) and call risk (the risk that an investment may be redeemed early). These risks also apply to the Fund’s investments in U.S. government securities, which may not be guaranteed by the U.S. government.

Mortgage-Backed Securities Risk: Mortgage-backed securities are subject to interest rate risk, credit risk, prepayment risk, extension risk, and the risk that an investment’s value may be reduced or become worthless if it receives interest or income payments only after other investments in the same pool.

Foreign Investment and Emerging Markets Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

Active Trading Risk: Actively trading investments may result in higher costs (thus affecting performance).

54

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-TRB13 8-13 113555-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

HARTFORDFUNDS

HARTFORD VALUE HLS FUND 2013 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds.

Market Review

During the first half of the year, stocks rose steadily. U.S. equities (as represented by the S&P 500 Index1) posted a strong gain of 10.61% during the first quarter, on their way to an all-time high. During the second quarter, investors persevered through volatility surrounding rumors of the rollback of the U.S. Federal Reserve’s quantitative easing (QE) program later this year, and the S&P 500 Index rose 2.91%. That brought the market’s rise to 13.82% for the first half of 2013. The rumors about QE’s end sent bond yields and mortgage rates upward, but that wasn’t enough to dissuade investors from pushing equities into positive territory.

Because of QE, some have expressed concerns regarding the recent market rally. But a more careful examination of economic data reveals a strong foundation. Consumer balance sheets have improved since the financial crisis, with consumer debt as a percentage of income falling steadily. Housing continued its dogged recovery, fueled by population growth and pent-up demand. In fact, it’s substantive economic improvements that have moved Federal Reserve Chairman Ben Bernanke to consider removing the “training wheels” of QE, which we think should be viewed as a vote of confidence in the U.S. economy going forward.

As the U.S. outlook continues to improve, concerns do remain in the global economy. Emerging markets have lagged due to social unrest and rising inflation. Slowing growth in China is clouding global growth forecasts, but it’s important to remember that China still boasts 7.5% annual GDP growth.

It’s important to stay abreast of domestic and international economic developments while balancing your individual investment goals. Meeting with your financial advisor on a regular basis to examine your current investment strategy can help you determine whether you are on the right track:

•	Is your portfolio fully diversified with an appropriate mix of stocks and bonds?

•	Is your fixed-income portfolio positioned to take advantage of opportunities across the credit spectrum and fulfill your income needs?

•	Is your portfolio still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to navigate today’s markets with confidence.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

1 The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Value HLS Fund inception 04/30/2001
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview   6/30/03 - 6/30/13

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/13)

	6 Month†	1 Year	5 Years	10 Years
Value IA	16.34%	25.45%	6.80%	8.69%
Value IB	16.20%	25.14%	6.53%	8.42%
Russell 1000 Value Index	15.90%	25.32%	6.67%	7.79%

†	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2013, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

As of the Fund’s current prospectus dated May 1, 2013, the total annual operating expense ratios for Class IA and Class IB shares were 0.76% and 1.01%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the six-month period ended June 30, 2013.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Principal Risks section. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Value HLS Fund
Manager Discussion
June 30, 2013 (Unaudited)

Portfolio Managers
Karen H. Grimes, CFA	W. Michael Reckmeyer, III, CFA	Ian R. Link, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Director and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Value HLS Fund returned 16.34% for the six-month period ended June 30, 2013, outperforming the Fund’s benchmark, the Russell 1000 Value Index, which returned 15.90% for the same period. The Fund outperformed the 15.99% average return of the Variable Products-Underlying Funds Lipper Large Cap Value Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities (+13.8%), as measured by the S&P 500 Index, gained during the six-month period, reaching an all-time high in May. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism surrounding the fiscal reprieve was furthered during the first half of the period by better-than-expected corporate earnings, a robust housing market, and a gradually improving employment picture. In the second half of the period, a market rally throughout April and the first part of May paused following comments by Federal Reserve (Fed) Chairman Ben Bernanke that suggested the Fed might begin to slow quantitative easing (QE) sooner than investors anticipated. The Federal Open Market Committee’s June statement emphasized that the tapering schedule would depend on improving economic indicators. A strong housing market, positive consumer confidence trends, and a steadily healing labor market lent support to the thesis that underlying fundamentals were solid. Following an initially dramatic negative response to the Fed’s announcement and an increase in lending rates in China, U.S. markets moved higher into the end of the period.

Nine of the ten sectors within the Russell 1000 Value Index posted positive returns during the period. Information Technology (+26%), Health Care (+20%), and Financials (+19%) gained the most while Materials (-2%), Telecommunication Services (+8%), and Energy (+9%) lagged on a relative basis.

The Fund’s outperformance versus its benchmark was primarily due to strong stock selection within financials, industrials and energy. Sector allocation, a result of the bottom up stock selection process, also contributed to relative outperformance. Notably, an overweight allocation (i.e. the Fund’s position was greater than the benchmark) to the Information Technology sector and an underweight allocation to the underperforming Energy sector contributed to relative results. These contributors were partially offset by weak stock selection decisions within the Information Technology and Health Care sectors and an overweight to the Materials sector. A modest cash position in a generally rising market environment also detracted from relative returns.

Among the top contributors to benchmark-relative returns were Exxon Mobil (Energy), Intercontinental Exchange (Financials) and Unum Group (Financials). Exxon Mobil is a U.S. based oil and gas company. Shares rose modestly during the period but underperformed the broad market; our underweight position contributed to relative performance. Intercontinental Exchange, an operator of global futures exchanges, over-the-counter (OTC) markets, derivatives clearing houses, and post-trade services, saw its share price climb steadily during the period as a result of better-than-expected Q1 earnings and the announcement of the pending acquisition of NYSE Euronext, scheduled for the second half of the year. Unum Group, a benefits and disability insurer, saw its share price increase as management downplayed the need for additional provisioning against its long-term care exposure. Economic expansion, growth in its voluntary benefits market and the optionality of higher interest rates provided a solid backdrop for unit growth and improving returns in its core U.S. operations. Top absolute contributors (i.e. total return) included JPMorgan Chase (Financials), Wells Fargo (Financials) and Cisco Systems (Information Technology).

The Fund’s holdings of Barrick Gold (Materials) and Mosaic (Materials) detracted most from benchmark-relative returns during the period. The Fund’s relative performance also suffered due to our zero-weight in Berkshire Hathaway (Financials), a component of the benchmark that performed well during the period. Barrick Gold is a Canadian-based gold exploration and mining company. Shares steadily declined during the period as the spot price of gold continued to fall, which caused reduced earnings forecasts for Barrick and other mining companies. Berkshire Hathaway, a U.S. based insurance company, saw shares climb during the first half of the year. We did not own the security in the portfolio, which detracted from relative performance. Shares of Mosaic, one of the largest global fertilizer producers, underperformed amid a deteriorating demand and pricing environment for phosphates

3

Hartford Value HLS Fund
Manager Discussion – (continued)
June 30, 2013 (Unaudited)

and potash. Verizon Communications (Telecommunication Services) and Royal Dutch Shell (Energy) were among the top detractors from absolute performance.

What is the outlook?

The recent change in the Fed’s rhetoric regarding monetary policy appears to have resulted in interest rates increasing sharply. While we don’t expect that higher interest rates will disrupt our expectation of an improving domestic economy, it may present new challenges for fixed income markets with resulting risks of unintended consequences on equities. Ultimately, it is likely that the Fed’s actions derive from their view of better economic traction in the U.S., and we agree with this assessment.

We believe that the U.S. economy continues to improve, albeit at moderate growth rates. We anticipate that economic growth will increase into the second half of 2013 as the negative effects of tax reform and sequestration moderate. Consumer confidence appears to be high, supporting improvements in housing and auto-sales, and sustained growth in the oil shale industry continues to benefit the U.S. economy.

We believe that Europe remains lackluster with growth about flat. Germany and the U.K. are experiencing positive growth, but sluggishness continues in southern European economies. We are seeing some evidence of stabilization in these challenged economies and remain hopeful of better growth in 2014.

We believe that Chinese economic growth has been disappointing. The government appears focused on reducing non-bank lending and addressing over-capacity of inefficient manufacturing, with a goal of shifting to a more consumer driven economy. It is likely that this is resulting in slower growth.

In terms of portfolio positioning, the consumer discretionary sector represented our largest sector overweight at the end of the period.

The recent annual reconstitution of the Russell 1000 Value Index resulted in an increase in the benchmark’s Technology sector, with the inclusion of Apple as a notable highlight. This brought the index more in-line with our positioning, as Technology had been the largest overweight before the index rebalanced. We remained moderately overweight in the sector after the change.

Diversification by Industry

as of June 30, 2013

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	0.3%
Banks (Financials)	7.4
Capital Goods (Industrials)	11.2
Consumer Durables and Apparel (Consumer Discretionary)	2.1
Diversified Financials (Financials)	11.7
Energy (Energy)	12.9
Food and Staples Retailing (Consumer Staples)	1.3
Food, Beverage and Tobacco (Consumer Staples)	3.7
Health Care Equipment and Services (Health Care)	4.5
Insurance (Financials)	7.4
Materials (Materials)	4.9
Media (Consumer Discretionary)	2.9
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	8.5
Retailing (Consumer Discretionary)	5.1
Semiconductors and Semiconductor Equipment (Information Technology)	4.0
Software and Services (Information Technology)	1.6
Technology Hardware and Equipment (Information Technology)	5.0
Telecommunication Services (Services)	2.1
Utilities (Utilities)	3.0
Short-Term Investments	0.7
Other Assets and Liabilities	(0.3)
Total	100.0%

4

Hartford Value HLS Fund
Schedule of Investments
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles and Components - 0.3%
68	General Motors Co. ●	$2,276

	Banks - 7.4%
238	BB&T Corp.	8,069
217	PNC Financial Services Group, Inc.	15,797
641	Wells Fargo & Co.	26,449
		50,315
	Capital Goods - 11.2%
65	3M Co.	7,084
65	Boeing Co.	6,638
149	Eaton Corp. plc	9,821
548	General Electric Co.	12,715
98	Illinois Tool Works, Inc.	6,768
123	Ingersoll-Rand plc	6,851
91	PACCAR, Inc.	4,881
246	Spirit Aerosystems Holdings, Inc. ●	5,277
99	Stanley Black & Decker, Inc.	7,628
89	United Technologies Corp.	8,317
		75,980
	Consumer Durables and Apparel - 2.1%
241	Newell Rubbermaid, Inc.	6,329
63	PVH Corp.	7,830
		14,159
	Diversified Financials - 11.7%
89	Ameriprise Financial, Inc.	7,177
42	BlackRock, Inc.	10,806
265	Citigroup, Inc.	12,726
126	Credit Suisse Group ADR	3,346
64	Goldman Sachs Group, Inc.	9,724
48	IntercontinentalExchange, Inc. ●	8,520
511	JP Morgan Chase & Co.	26,949
230	Solar Cayman Ltd. ⌂■●†	16
		79,264
	Energy - 12.9%
84	Anadarko Petroleum Corp.	7,253
187	Chevron Corp.	22,085
43	EOG Resources, Inc.	5,619
155	Exxon Mobil Corp.	13,979
219	Halliburton Co.	9,137
197	Marathon Oil Corp.	6,810
91	Noble Corp.	3,411
105	Occidental Petroleum Corp.	9,392
70	Royal Dutch Shell plc ADR	4,639
136	Southwestern Energy Co. ●	4,961
		87,286
	Food and Staples Retailing - 1.3%
160	CVS Caremark Corp.	9,133

	Food, Beverage and Tobacco - 3.7%
71	Anheuser-Busch InBev N.V.	6,420
35	Diageo plc ADR	3,981
46	Kraft Foods Group, Inc.	2,597
68	PepsiCo, Inc.	5,533
74	Philip Morris International, Inc.	6,441
		24,972
	Health Care Equipment and Services - 4.5%
136	Baxter International, Inc.	9,452
140	Covidien plc	8,794
192	UnitedHealth Group, Inc.	12,594
		30,840
	Insurance - 7.4%
141	ACE Ltd.	12,647
182	American International Group, Inc. ●	8,116
71	Chubb Corp.	5,987
273	Marsh & McLennan Cos., Inc.	10,914
148	Principal Financial Group, Inc.	5,546
247	Unum Group	7,249
		50,459
	Materials - 4.9%
105	Barrick Gold Corp.	1,659
182	Dow Chemical Co.	5,856
104	E.I. DuPont de Nemours & Co.	5,435
146	International Paper Co.	6,490
106	Mosaic Co.	5,729
85	Nucor Corp.	3,662
300	Steel Dynamics, Inc.	4,475
		33,306
	Media - 2.9%
102	CBS Corp. Class B	4,966
204	Comcast Corp. Class A	8,542
193	Thomson Reuters Corp.	6,281
		19,789
	Pharmaceuticals, Biotechnology and Life Sciences - 8.5%
76	Amgen, Inc.	7,513
81	Johnson & Johnson	6,915
368	Merck & Co., Inc.	17,107
296	Pfizer, Inc.	8,279
38	Roche Holding AG	9,551
137	Teva Pharmaceutical Industries Ltd. ADR	5,368
93	Zoetis, Inc.	2,877
		57,610
	Retailing - 5.1%
19	AutoZone, Inc. ●	8,025
3,040	Buck Holdings L.P. ⌂●†	923
94	Home Depot, Inc.	7,285
82	Kohl’s Corp.	4,155
216	Lowe’s Cos., Inc.	8,847
89	Nordstrom, Inc.	5,325
		34,560
	Semiconductors and Semiconductor Equipment - 4.0%
155	Analog Devices, Inc.	6,963
443	Intel Corp.	10,718
235	Xilinx, Inc.	9,312
		26,993
	Software and Services - 1.6%
253	Microsoft Corp.	8,738
106	Symantec Corp.	2,375
		11,113
	Technology Hardware and Equipment - 5.0%
902	Cisco Systems, Inc.	21,922
523	EMC Corp.	12,356
		34,278
	Telecommunication Services - 2.1%
217	AT&T, Inc.	7,681
126	Verizon Communications, Inc.	6,354
		14,035

The accompanying notes are an integral part of these financial statements.

5

Hartford Value HLS Fund
Schedule of Investments – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Utilities - 3.0%
120	Edison International		$5,778
70	Entergy Corp.		4,891
44	NextEra Energy, Inc.		3,557
146	Northeast Utilities		6,116
			20,342
	Total common stocks
	(cost $510,941)		$676,710

	Total long-term investments
	(cost $510,941)		$676,710

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $17, collateralized by GNMA 3.00%, 2042, value of $17)
$17	0.13%, 6/28/2013		$17
Bank of Montreal TriParty Repurchase
Agreement (maturing on 07/01/2013 in the
amount of $363, collateralized by FHLMC
4.00% - 5.00%, 2023 - 2025, FNMA 2.00%
- 5.00%, 2022 - 2042, GNMA 2.00% -
	5.00%, 2041 - 2043, value of $369)
363	0.15%, 6/28/2013		363
	Bank of Montreal TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $705, collateralized by FHLB 0.38%, 2015, FHLMC 0.38%, 2014, FNMA 0.50% - 5.50%, 2015 - 2042, value of $718)
705	0.12%, 6/28/2013		705
	Barclays Capital TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $489, collateralized by U.S. Treasury Note 3.13%, 2021, value of $497)
489	0.10%, 6/28/2013		489
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
07/01/2013 in the amount of $1,441,
collateralized by U.S. Treasury Bill 0.85%,
2013, U.S. Treasury Note 0.63% - 3.25%,
	2013 - 2018, value of $1,462)
1,441	0.10%, 6/28/2013		1,441
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $17, collateralized by FNMA 4.50%, 2035, value of $17)
17	0.25%, 6/28/2013		17
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $578, collateralized by U.S. Treasury Note 1.00% - 2.63%, 2014 - 2020, value of $589)
578	0.10%, 6/28/2013		578
	TD Securities TriParty Repurchase Agreement (maturing on 07/01/2013 in the amount of $1,019, collateralized by FHLMC 3.50% - 4.00%, 2042, FNMA 3.50% - 4.50%, 2041 - 2042, value of $1,036)
1,019	0.12%, 6/28/2013		1,019
	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2013 in the amount of $15, collateralized by U.S. Treasury Note 0.63%, 2014, value of $15)
15	0.09%, 6/28/2013		15
			4,644
	Total short-term investments
	(cost $4,644)		$4,644

	Total investments
	(cost $515,585) ▲	100.3%	$681,354
	Other assets and liabilities	(0.3)%	(2,135)
	Total net assets	100.0%	$679,219

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2013, the cost of securities for federal income tax purposes was $521,344 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$173,707
Unrealized Depreciation	(13,697)
Net Unrealized Appreciation	$160,010

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company’s Board of Directors. At June 30, 2013, the aggregate value of these securities was $939, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$214
03/2007	230	Solar Cayman Ltd. - 144A	67

At June 30, 2013, the aggregate value of these securities was $939, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at June 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Sell	07/01/2013	BCLY	$70	$70	$–

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
CHF	Swiss Franc

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2013 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$676,710	$666,220	$9,551	$939
Short-Term Investments	4,644	–	4,644	–
Total	$681,354	$666,220	$14,195	$939
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013
Assets:
Common Stocks	$2,190	$1,382	$(916	)*	$—	$—	$(1,717)	$—	$—	$939
Total	$2,190	$1,382	$(916)		$—	$—	$(1,717)	$—	$—	$939

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2013 was $(916).

The accompanying notes are an integral part of these financial statements.

8

Hartford Value HLS Fund
Statement of Assets and Liabilities
June 30, 2013 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $515,585)	$681,354
Cash	2
Unrealized appreciation on foreign currency contracts	—
Receivables:
Investment securities sold	69
Fund shares sold	131
Dividends and interest	866
Other assets	—
Total assets	682,422
Liabilities:
Payables:
Investment securities purchased	2,376
Fund shares redeemed	693
Investment management fees	81
Distribution fees	4
Accrued expenses	49
Total liabilities	3,203
Net assets	$679,219
Summary of Net Assets:
Capital stock and paid-in-capital	$602,566
Undistributed net investment income	6,133
Accumulated net realized loss	(95,249)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	165,769
Net assets	$679,219
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$13.79
Shares outstanding	41,366
Net assets	$570,618
Class IB: Net asset value per share	$13.77
Shares outstanding	7,889
Net assets	$108,601

The accompanying notes are an integral part of these financial statements.

9

Hartford Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2013 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$8,980
Interest	3
Less: Foreign tax withheld	(112)
Total investment income, net	8,871

Expenses:
Investment management fees	2,494
Distribution fees - Class IB	135
Custodian fees	4
Accounting services fees	34
Board of Directors’ fees	9
Audit fees	8
Other expenses	56
Total expenses (before fees paid indirectly)	2,740
Commission recapture	(2)
Total fees paid indirectly	(2)
Total expenses, net	2,738
Net Investment Income	6,133

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	36,776
Net realized gain on foreign currency contracts	41
Net realized loss on other foreign currency transactions	(56)
Net Realized Gain on Investments and Foreign Currency Transactions	36,761

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	60,199
Net unrealized appreciation of foreign currency contracts	—
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	60,199
Net Gain on Investments and Foreign Currency Transactions	96,960
Net Increase in Net Assets Resulting from Operations	$103,093

The accompanying notes are an integral part of these financial statements.

10

Hartford Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$6,133	$13,773
Net realized gain on investments and foreign currency transactions	36,761	45,302
Net unrealized appreciation of investments	60,199	51,181
Net Increase in Net Assets Resulting from Operations	103,093	110,256
Distributions to Shareholders:
From net investment income
Class IA	—	(12,440)
Class IB	—	(2,077)
Total distributions	—	(14,517)
Capital Share Transactions:
Class IA
Sold	21,622	29,616
Issued on reinvestment of distributions	—	12,440
Redeemed	(87,129)	(164,750)
Total capital share transactions	(65,507)	(122,694)
Class IB
Sold	6,346	10,336
Issued on reinvestment of distributions	—	2,077
Redeemed	(17,379)	(35,556)
Total capital share transactions	(11,033)	(23,143)
Net decrease from capital share transactions	(76,540)	(145,837)
Net Increase (Decrease) in Net Assets	26,553	(50,098)
Net Assets:
Beginning of period	652,666	702,764
End of period	$679,219	$652,666
Undistributed (distribution in excess of) net investment income	$6,133	$—
Shares:
Class IA
Sold	1,643	2,604
Issued on reinvestment of distributions	—	1,054
Redeemed	(6,598)	(14,358)
Total share activity	(4,955)	(10,700)
Class IB
Sold	480	906
Issued on reinvestment of distributions	—	176
Redeemed	(1,322)	(3,113)
Total share activity	(842)	(2,031)

The accompanying notes are an integral part of these financial statements.

11

Hartford Value HLS Fund
Notes to Financial Statements
June 30, 2013 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Value HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the

12

Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative

13

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Fund with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

14

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting agreements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2013.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such

15

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2013.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2013.

b)	Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2013.

16

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2013:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$41	$—	$—	$—	$—	$41
Total	$—	$41	$—	$—	$—	$—	$41

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

c)	Balance Sheet Offsetting Information:

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties, and the Fund’s custodian. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

Offsetting of Financial Assets and Derivative Assets as of June 30, 2013:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Collateral Received	Net Amount (not less than 0)
Repurchase Agreements	$4,644	$—	$4,644	$—	$(4,720)	$—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Total subject to a master netting or similar arrangement	$4,644	$—	$4,644	$—	$(4,720)	$—

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related

17

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses), and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Ordinary Income	$14,517	$12,398

As of December 31, 2012, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Accumulated Capital and Other Losses*	$(126,251)
Unrealized Appreciation†	99,811
Total Accumulated Deficit	$(26,440)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

18

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(52)
Accumulated Net Realized Gain (Loss)	56
Capital Stock and Paid-in-Capital	(4)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2012 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$82,242
2017	44,009
Total	$126,251

As a result of current or past mergers in the Fund, certain provisions in the Internal Revenue Code may limit the future utilization of capital losses.  During the year ended December 31, 2012, the Fund utilized $43,923 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative

19

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

personnel, services, equipment, facilities and office space for proper operation of the Fund. The investment manager has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2013; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian banks have agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2013, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2013
Class IA	0.76%
Class IB	1.01

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the distributor, Hartford Funds Distributors, LLC (“HFD”), (formerly known as Hartford Investment Financial Services, LLC), an indirect wholly owned subsidiary of The Hartford, from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily

20

intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of the investment manager and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2013, a portion of the Fund’s Chief Compliance Officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.37%	24.05%

8.	Investment Transactions:

For the six-month period ended June 30, 2013, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$69,424
Sales Proceeds Excluding U.S. Government Obligations	141,710

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2013, the Fund did not have any borrowings under this facility.

21

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2013 (Unaudited)
(000’s Omitted)

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”)(now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

This action concerns the activities of HIFSCO in its capacity as investment manager and principal underwriter to the Hartford retail mutual funds and does not concern HIFSCO’s activities in its capacity as principal underwriter to the HLS funds. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of the Fund.

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23

Hartford Value HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2013 (Unaudited)
IA	$11.86	$0.13	$1.80	$1.93	$–	$–	$–	$–	$13.79
IB	11.85	0.11	1.81	1.92	–	–	–	–	13.77

For the Year Ended December 31, 2012
IA	10.37	0.26	1.50	1.76	(0.27)	–	–	(0.27)	11.86
IB	10.36	0.23	1.50	1.73	(0.24)	–	–	(0.24)	11.85

For the Year Ended December 31, 2011
IA	10.77	0.20	(0.41)	(0.21)	(0.19)	–	–	(0.19)	10.37
IB	10.76	0.17	(0.41)	(0.24)	(0.16)	–	–	(0.16)	10.36

For the Year Ended December 31, 2010 (G)
IA	9.50	0.13	1.26	1.39	(0.12)	–	–	(0.12)	10.77
IB	9.50	0.11	1.25	1.36	(0.10)	–	–	(0.10)	10.76

For the Year Ended December 31, 2009
IA	7.77	0.14	1.75	1.89	(0.16)	–	–	(0.16)	9.50
IB	7.77	0.13	1.74	1.87	(0.14)	–	–	(0.14)	9.50

For the Year Ended December 31, 2008
IA	12.83	0.20	(4.36)	(4.16)	(0.20)	(0.70)	–	(0.90)	7.77
IB	12.81	0.20	(4.37)	(4.17)	(0.17)	(0.70)	–	(0.87)	7.77

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $269.8 million in sales associated with the transition of assets from Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund, which merged into the Fund on March 19, 2010. These sales were excluded from the portfolio turnover calculation.
(I)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

16.34	%(E)	$570,618	0.76	%(F)	0.76	%(F)	1.83	%(F)	10%
16.20	(E)	108,601	1.01	(F)	1.01	(F)	1.58	(F)	–

16.99		549,228	0.76		0.76		2.02		22
16.69		103,438	1.01		1.01		1.77		–

(1.96)		591,278	0.75		0.75		1.65		16
(2.20)		111,486	1.00		1.00		1.40		–

14.67		741,230	0.78		0.78		1.36		47	(H)
14.38		154,731	1.03		1.03		1.11		–

24.37	(I)	244,909	0.87		0.87		1.65		50
24.06	(I)	63,003	1.12		1.12		1.40		–

(34.03)		217,460	0.84		0.84		1.87		57
(34.20)		63,338	1.09		1.09		1.62		–

25

Hartford Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2013, collectively consist of 90 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, Ms. Fagely and Ms. Quade may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125 and correspondence to Mr. Davey and Mr. Melcher may be sent to 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a director (July 2006 to August 2010). In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and alternative asset investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

26

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board and Manager of Hartford Funds Distributors, LLC (“HFD”) and Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, President and Chairman of the Board for Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni serves as the Assistant Vice President of HLIC (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group (“Fortis”). Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis (July 1997 to April 2001).

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President since 2002 (HSF) and 1993 (HSF2)

Currently, Ms. Fagely is President and a Director of HASCO, Chief Administrative Officer and Manager of HFMC and a Vice President of HLIC. Ms. Fagely served as a Vice President of HASCO (1998-2013) and Chief Financial Officer of HASCO (2006-2013). She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Manager and Chief Operating Officer of HFD.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Vice President, Chief Legal Officer and Secretary of HFD and HASCO. Mr. Macdonald also serves as Manager, Vice President, Chief Legal Officer and Secretary of HFMC. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013(1)

Mr. Melcher currently serves as Vice President of HFMC and HFD. Mr. Melcher joined The Hartford in 2012 from Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

(1) Mr. Melcher was named Vice President and Chief Compliance Officer of HSF and HSF2 on February 6, 2013. Prior to February 6, 2013, Colleen Pernerewski served as Chief Compliance Officer of HSF and HSF2.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HFMC and HFD. Mr. Meyer joined The Hartford in 2004.

27

Hartford Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO and is a Director of Mutual Fund Service Operations. She also serves as Director, Enterprise Operations of HFD and HLIC. Ms. Quade joined The Hartford in 2001 as part of The Hartford’s acquisition of Fortis.

Elizabeth L. Schroeder (1966) Vice President since 2010(2)

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HFMC and HASCO.

(2) Ms. Schroeder served as Vice President of HSF and HSF2 until August 7, 2013.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Chief Marketing Officer for HFD. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2012 through June 30, 2013.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Beginning Account Value December 31, 2012	Ending Account Value June 30, 2013	Expenses paid during the period December 31, 2012 through June 30, 2013	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,163.40	$4.08	$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class IB	$1,000.00	$1,162.00	$5.41	$1,000.00	$1,019.79	$5.06	1.01%	181	365

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Hartford Value HLS Fund
Principal Risks (Unaudited)

The principal risks of investing in the Fund are described below.

Market, Selection, and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Value Investing Risk: Value investments are considered to be undervalued, but they may never attain their potential value. Value-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Foreign investments can be riskier than U.S. investments. Potential risks include currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets.

30

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities
P.O. Box 14293

Lexington, KY 40512-4293

HARTFORDFUNDS

hartfordfunds.com

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Funds Distributors, LLC.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-V13 8-13 113557-1 Printed in U.S.A ©2013 The Hartford, Hartford, CT 06115

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.
(a)(3)	Not applicable.
(b)	Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 13, 2013	By:	/s/ James E. Davey
James E. Davey President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 13, 2013	By:	/s/ James E. Davey
James E. Davey President

Date: August 13, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni Vice President, Controller and Treasurer